As filed with the Securities and Exchange Commission on April 25, 2012

Registration Nos. 333-178438 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:	☐
Post-Effective Amendment Number: 1	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 91	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐     immediately upon filing pursuant to paragraph (b) of Rule 485

☒   on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐     on (date) pursuant to paragraph (a)(1) of Rule 485

☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐     This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  VAROOM® II Flexible Premium Variable Annuity

VAROOM® II Variable Annuity

May 1, 2012

Integrity Life Insurance Company

Separate Account I of Integrity Life Insurance Company

This prospectus describes a flexible premium deferred variable annuity contract.  This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2012, has been filed with the SEC (file numbers 811-04844 and 333-178438).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary.  You will find the table of contents for the SAI at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  Copies of that information are also available, after paying a duplicating fee by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs).  This contract does not provide the tax advantages typically provided by an annuity contract.  The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Vanguard Variable Insurance Fund Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.  These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions.  You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit.  Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

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This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts

iShares® S&P 500 Index Fund

iShares® S&P 500 Growth Index Fund

iShares® S&P 500 Value Index Fund

iShares® S&P MidCap 400 Index Fund

iShares® S&P SmallCap 600 Index Fund

Vanguard® Dividend Appreciation Index Fund, ETF Shares

Vanguard® Large-Cap Index Fund, ETF Shares

Vanguard® Mega Cap 300 Index Fund, ETF Shares

Fixed Income Subaccounts

iShares® Barclays Aggregate Bond Fund

iShares® Barclays Intermediate Credit Bond Fund

iShares® Barclays TIPS Bond Fund

iShares® iBoxx $ High Yield Corporate Bond Fund

Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares

Vanguard® Short-Term Bond Index Fund, ETF Shares

Vanguard® Total Bond Market Index Fund, ETF Shares

Vanguard® Variable Insurance Fund Money Market Portfolio

International and Alternative Subaccounts

iShares® S&P/Citigroup International Treasury Bond Fund

Vanguard® Emerging Markets Stock Index Fund, ETF Shares

Vanguard® Tax-Managed International Fund, MSCI EAFE ETF Shares

Vanguard® REIT Index Fund, ETF Shares

iShares is a registered trademark of BlackRock Fund Advisors or its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock.  Integrity’s variable annuities are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of Integrity’s variable annuities or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuities.

Vanguard is a trademark of The Vanguard Group, Inc.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights.  To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

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TABLE OF CONTENTS

Page V2I-
Glossary	5
Part 1 — Fees and Expense Tables and Summary of Contract	7
Fees and Expenses	7
Contract Owner Transaction Expenses	7
Separate Account Annual Expenses	7
Total Annual Fund Operating Expenses	8
Examples	9
Accumulation Unit Values	9
Summary of Contract	10
This Contract is an IRA	10
Parties to the Contract	10
Your Rights and Benefits	10
Investment Goals and Risks	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
Part 2 — Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account I	12
Subaccounts	13
Distribution of Variable Annuity Contracts	13
ETF Custodian	13
Changes in How We Operate	13
Part 3 — Your Investment Options	14
The Fund Families and the Funds	14
Static Asset Allocation Models	18
The Fixed Account	19
Part 4 — Deductions and Charges	19
Separate Account Charges	19
Fund Expenses	20
Withdrawal Charge	20
Reduction or Elimination of the Withdrawal Charge	21
Commission Allowance and Additional Payments to Distributors	21
Optional Benefit Charges	21
Tax Reserve	21
State Premium Tax	22
Part 5 — Terms of Your Variable Annuity	22
Purchasing the Contract	22
Premium Payments	22
Units in Our Separate Account	23
How We Determine Unit Value	24
Allocations and Transfers	24
Detrimental Effect of Trading on Unit Values	25
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	25
Withdrawals	26
Free Withdrawal Amount	26
Timing of Payment of a Withdrawal or Surrender	27
Assignments	27
Death Benefit	27
Spousal Continuation	28
Selecting and Changing Your Beneficiary	29

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Filing Death Claims	29
Maturity Date and Annuity Option	29
Annuity Payments	30
How You Make Requests and Give Instructions	30
Part 6 — Optional Benefits	31
Guaranteed Lifetime Withdrawal Benefit	31
Lifetime Payout Amount	31
Nonguaranteed Withdrawal	32
Other Important Facts about Withdrawals	33
GLWB Rider Charge	34
GLWB Investment Strategies	34
Allocations and Transfers for the GLWB	36
Withdrawal Protection for Required Minimum Distributions	36
Continuation of the Spousal GLWB at Owner’s Death	36
Guaranteed Payment Phase	37
Cancellation and Termination of Rider	37
Additional Rules	38
Additional Rules that Apply to the Spousal GLWB Rider	38
Examples	38
Part 7 — Voting Rights	38
How Fund Shares Are Voted	38
How We Determine Your Voting Shares	39
Part 8 — Tax Aspects of the Contract	39
Tax Status of the Contract	39
Types of IRAs	39
Rollovers and Transfers	40
Early Distributions	41
Required Minimum Distributions (RMD)	41
Inherited IRAs	41
Federal and State Income Tax Withholding	42
Tax Status of the Company	43
Transfers Among Subaccounts	43
Seek Tax Advice	43
Part 9 — Additional Information	43
Systematic Withdrawal Program	43
Income Plus Withdrawal Program	44
Choices Plus Required Minimum Distribution Program	44
Systematic Transfer Program	45
Customized Asset Rebalancing Program	45
Legal Proceedings	46
Table of Contents of Statement of Additional Information	46
Appendices	47
Appendix A — Financial Information for Separate Account I of Integrity	47
Appendix B — Withdrawal Charge Examples	56
Appendix C — Illustrations of Guaranteed Lifetime Withdrawal Benefit	58

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GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your variable annuity:

Regular Mail:	Express mail:	Phone:
Integrity Life Insurance Company P.O. Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway Cincinnati, Ohio 45202-3341	1-800-325-8583

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Vanguard Variable Insurance Fund Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

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IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date.  The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Processing Office — 400 Broadway, Cincinnati, Ohio 45202.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of Integrity Life Insurance Company.  Its assets are segregated from the General Account by Integrity and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account.  Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

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Part 1 — Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums(2)	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

		Maximum Charge	Current Charge
Mortality and Expense Risk Charge		0.75%	0.75%
Other Expenses:
Administration Charge	0.35%
Distribution Charge	0.80%
Total Other Expenses		1.15%	1.15%
Total Separate Account Annual Expenses without an Optional Benefit(3)		1.90%	1.90%

Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1		1.50%	0.65%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2		1.50%	0.85%
Highest Possible Total Separate Account Annual Expenses with an Optional Benefit(3), (4)		3.40%	2.75%

(1)  State premium taxes currently range from 0 to 1.0%.

(2)  The withdrawal charge decreases over time and is eliminated for each premium after it reaches 5 years old.  See Part 4.

(3)  Assessed daily on the Account Value in the Subaccounts.

(4)  You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.  Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

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Total Annual Fund Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.09%                     Maximum: 0.50%

Gross annual Fund expenses(1) as a percentage of average net assets in each Fund:

Fund	Management Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses

Equity Subaccounts:
iShares S&P 500 Index Fund (2)	0.09%	0.00%	0.00%	0.00%	0.09%
iShares S&P 500 Growth Index Fund (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value Index Fund (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P MidCap 400 Index Fund (2), (3)	0.20%	0.00%	0.00%	0.01%	0.21%
iShares S&P SmallCap 600 Index Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.15%	0.00%	0.03%	0.00%	0.18%
Vanguard Large-Cap Index Fund, ETF Shares	0.08%	0.00%	0.04%	0.00%	0.12%
Vanguard Mega Cap 300 Index Fund, ETF Shares	0.07%	0.00%	0.05%	0.00%	0.12%

Fixed Income Subaccounts:
iShares Barclays Aggregate Bond Fund (2), (3)	0.20%	0.00%	0.00%	0.02%	0.22%
iShares Barclays Intermediate Credit Bond Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares Barclays TIPS Bond Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares iBoxx $ High Yield Corporate Bond Fund (2)	0.50%	0.00%	0.00%	0.00%	0.50%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.10%	0.00%	0.04%	0.00%	0.14%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%
Vanguard Total Bond Market Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%
Vanguard Variable Insurance Fund Money Market Portfolio (4)	0.14%	0.00%	0.04%	0.00%	0.18%

International and Alternative Subaccounts:
iShares S&P/Citigroup International Treasury Bond Fund (2)	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.11%	0.00%	0.09%	0.00%	0.20%
Vanguard Tax-Managed International, MSCI EAFE ETF Shares	0.07%	0.00%	0.05%	0.00%	0.12%
Vanguard REIT Index Fund, ETF Shares	0.09%	0.00%	0.03%	0.00%	0.12%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund.  We have not independently verified the information.  Current or future expenses may be greater or less than those shown.  More details concerning each Fund’s fees and expenses are contained in the prospectus for each Fund.

(2)The iShares Trust’s investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.  The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.

(4) Vanguard and the portfolio’s board have agreed to temporarily limit certain net operating expense in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the portfolio. Vanguard and the portfolio’s board may terminate the expense limitation at any time.”

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Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000(5) in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual return may be higher or lower.

Highest Cost Example with Rider

The following example includes the maximum mortality and expense risk charge, administration charge, distribution charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge.  If the current charge of the GLWB Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,108	$1,834	$2,477	$4,251

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$408	$1,234	$2,077	$4,251

Highest Cost Example without Rider

The following example includes the maximum mortality and expense risk charge, administration charge, distribution charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$951	$1,372	$1,719	$2,811

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$251	$772	$1,319	$2,811

Accumulation Unit Values

See Appendix A

(5)  This contract requires a minimum initial premium of $25,000.

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Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code.  The contract itself does not provide the tax advantages typically provided by a variable annuity.  The tax advantages available with this contract exist solely through the contract’s qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•                  Integrity Life Insurance Company - “We,” “our,”  “us,” “the Company” and “Integrity” mean Integrity Life Insurance Company.

•                  Owner - “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•                  Annuitant — You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.  Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•                  Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”

•                  Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•                  Covered Person - A person covered under one of the GLWB Riders.  See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest your premiums in the Investment Options.  See Part 3.

•                  To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost).  See Part 6.

•                  To elect an Annuity Option.  See Part 5, section titled “Maturity Date and Annuity Option.”

•                  To name one or more beneficiaries to receive the Death Benefit.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.” If the owner is a trust, custodian or other entity, the owner must name itself as the beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

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Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Transfers among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Subaccounts invest in ETFs (except the Vanguard Variable Insurance Fund Money Market Portfolio), many of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.  Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.”  High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.  Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities.  Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market.  This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.  The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund.  The value of premiums allocated to the Subaccounts is not guaranteed.  Your Account Value also is subject to charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax.  See Part 4.

Your minimum Account Value is $2,000.  If the Account Value goes below the minimum Account Value and we have received no premiums from you for two years, we may terminate the contract and pay you

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the Account Value.  We will notify you in advance and will give you at least 60 days to contribute additional premium if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges.  You bear the investment risk, as well as any fees and charges incurred, during the free look period.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your premium, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, and the portion of the Death Benefit, Annuity Option and any guaranteed amounts under a Rider, which are in excess of the Account Value.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under Ohio law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.  Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

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Subaccounts

The Separate Account is divided into Subaccounts.  Each Subaccount invests in shares of a Fund with the same name.  The Subaccounts available in this contract are listed in Part 3.  We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Vanguard Variable Insurance Fund Money Market Portfolio) invests in the shares of a distinct ETF.  Each ETF available through a Subaccount is a registered investment company.  ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc.  ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index.  The returns on the ETF shares will not precisely correlate with the performance of the index.  You cannot invest directly in an index.  You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.  These third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange.  Fees for the services of the third-party broker-dealers are paid by MATC. We pay for these services under agreements with MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.   These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the Funds or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

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•                  add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•                  operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus.  If you purchase one of the GLWB Riders, your Investment Options are limited.  See Part 6.

Each Subaccount invests in the shares of a distinct Fund.  Each Subaccount and its corresponding Fund share the same name.  The value of your Subaccount will vary with the performance of the corresponding Fund.  For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares® and The Vanguard Group, followed by a brief description of each Fund.  Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing.  For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

iShares®

iShares Trust is a registered investment company that consists of separate investment portfolios called Funds.  All the Funds listed below are ETFs.  BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section.  BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective.  Unlike many investment companies, the advisor does not try to “beat” the index it tracks.  Each Fund generally invests at least 90% of its assets in securities of the underlying index and depositary receipts representing securities of the underlying index.  The Fund may invest the remainder of its assets in securities not included in its underlying index but which BFA believes will help the Fund track its underlying index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market Funds advised by BFA.  BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund’s prospectus.

The Vanguard Group, Inc.

The Vanguard Group, Inc. is a family of investment companies.  Many of the investment companies offer ETF shares, including all those listed below, except Vanguard Variable Insurance Fund Money Market Portfolio.  Each corresponding Subaccount invests in the ETF share class.  The Vanguard Group, Inc., P.O. Box 2600 Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

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Equity Funds:

iShares® S&P 500 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index®.  This index measures the performance of the large-capitalization sector of the U.S. equity market.  As of May 31, 2011, the index included approximately 80% of the market capitalization of all publicly-traded U.S. securities.  The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

iShares® S&P 500 Growth Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index.  This index measures the performance of the large-capitalization growth sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 51% of the market capitalization of the S&P 500 Index as of May 31, 2011.

iShares® S&P 500 Value Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index.  This index measures the performance of the large-capitalization value sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 49% of the market capitalization of the S&P 500 Index as of May 31, 2011.

iShares® S&P MidCap 400 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index.  This index measures the performance of the mid-capitalization sector of the U.S. equity market.  As of May 31, 2011, the index included approximately 8% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $1 billion and $4.4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.

iShares® S&P SmallCap 600 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Index.  This index measures the performance of the small-capitalization sector of the U.S. equity market.  As of May 31, 2011, the index included approximately 3% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $300 million and $1.4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Dividend Achievers Select Index (provider: Mergent, Inc.), which consists of common stocks of companies that have a record of increasing dividends over time.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US Prime Market 750 Index, a broadly diversified index predominantly made up of stocks of large U.S. companies.  The Fund attempts to replicate the target

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index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap 300 Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US Large Cap 300 Index.  The index is a free-float adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

iShares® Barclays Aggregate Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index.  The index measures the performance of the total United States investment grade bond market.  As of May 31, 2011, there were 7,979 issues in the index.  The index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the index.  The index is market capitalization weighted and the securities in the index are updated on the last calendar day of each month.

iShares® Barclays Intermediate Credit Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index.  The index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.  As of May 31, 2011, there were 3,138 issues in the index.  The index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years and have $250 million or more of outstanding face value.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds.  The index is market capitalization weighted and the securities in the index are updated on the last calendar day of each month.

iShares® Barclays TIPS Bond Funds

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).  The index measures the performance of the inflation-protected public obligations of the U.S. Treasury.  Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  As of May 31, 2011, there were 31 issues in the index.

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iShares® iBoxx $ High Yield Corporate Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index.  This index is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider.  The index is a modified market value weighted index designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.  There is no limit to the number of issues in the index, but as of May 31, 2011 the index included approximately 435 constituents.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Corporate Bond Index.  This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds included in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which as of August 31, 2011 was 7.4 years.

Vanguard Short-Term Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index.  This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publically issued.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares

The Fund seeks to track the performance of a broad, market-weighted bond index.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Float Adjusted Index.  This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.  The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

Vanguard Variable Insurance Fund Money Market Portfolio

The portfolio (Fund) seeks to provide current income while maintaining liquidity and a stable share price of $1, although there is no guarantee that it will do so.  The portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities.  To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).  If a security is unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories.  The Portfolio invests more than 25% of its assets in securities issued by

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companies in the financial services industry.  The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

International and Alternative Funds:

iShares® S&P/Citigroup International Treasury Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US.  This index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  As of May 31, 2011, the index included securities issued by the governments of 19 countries.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs a passive management, or indexing, investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI® Emerging Markets Index, while employing a form of sampling to reduce risk.  The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world.  As of October 31, 2011, the largest markets covered in the index were China, Brazil, South Korea, and Taiwan.

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.  The Fund purchases stocks included in the MSCI® EAFE® Index, which is made up of approximately 970 common stocks of companies located in 22 countries in Europe, Australia, Asia, and the Far East.  The Fund uses statistical methods to “sample” the index, aiming to closely track its investment performance while limiting investments in index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (known as REITs).  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We offer asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

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Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus.  See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then-available Funds in this annuity.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that is in excess of Account Value.  The General Account is not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)

We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO.  That interest rate is guaranteed for that premium while in the STO period selected.  Available STO periods are six months or one year.  All STO premiums will be transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STO is available for new premiums only.  You cannot transfer from the Subaccounts into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.  If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 — Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.90% of your Account Value in each of the Subaccounts to cover our separate account charges, which include:

•                  mortality and expense risk charge of 0.75%;

•                  administration charge of 0.35%; and

•                  distribution charge of 0.80%.

The mortality and expense risk charge pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

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The administration charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions.  The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC.  See Part 2, section titled “ETF Custodian.”  This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs.  Ultimately, this cost is passed along to you as part of this administrative expense.

The distribution charge reimburses us for the costs of distribution of this variable annuity, including commissions paid to our distributors.

We expect to make a profit from the separate account charges.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.  Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium.  The amount of the withdrawal charge is a percentage of each premium and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the premiums included in the withdrawal, that is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered to be gain first.  See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums.  A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

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You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Free Withdrawal Amount.”

We will not deduct a withdrawal charge from:

•        the Death Benefit; or

•      a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over ten or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us.  Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative up to a maximum of 6% of premiums, and up to a 0.80% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

Integrity has agreements with some broker-dealer firms under which we pay varying amounts on premiums paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc. and Raymond James Financial, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment

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performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option.  State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 80 at the time of application.

This contract must be issued as an IRA.  Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA.  See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract.  You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you.  The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract.  In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment.  You should not transfer from another annuity contract unless you determine that the transfer is right for you.  Please note that the person who sells you this contract generally will earn a commission on the sale.  You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$ 25,000
Minimum additional premium(6)	$ 1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan.  You can make additional premium payments at any time before age 80, or earlier if limited by the Tax Code.  For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, or thereafter.

(6)  If your contract is issued in the state of Oregon, you may only make a single initial premium.  Additional premiums are not allowed.

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You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code.  You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.  You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution.

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law.  You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select.  Each premium is credited as of the date we receive the premium in Good Order at our Processing Office at 400 Broadway, Cincinnati, Ohio 45202, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act.  Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Processing Office.  If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change.  See Part 5, section titled “Allocations and Transfers.”

All premiums are deemed received when they are received in Good Order to our Processing Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units.  On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value.  The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount.  We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law.  The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

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Each Unit represents a fractional undivided interest in the assets held in the related Subaccount.  If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased.  If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased.  Units will remain outstanding until redeemed by a contract owner.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange.  Note that the ETF shares may trade at a discount from the net asset value of the ETF.  To value your Subaccount Units invested in the Vanguard Variable Insurance Fund Money Market Portfolio, we use the daily net asset value provided by Vanguard for the Money Market Portfolio.  In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day.  The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period.  We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract.  This allocation applies to your current investment, future premiums, and rebalancing.  In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO.  Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change.  A transfer between or among Subaccounts is an “allocation change.”  Here are the details:

•                  A 60-day waiting period applies after your initial allocation on the Contract Date.  This means you must wait 60 days after the contract is issued before you make an allocation change.

•                  A 60-day waiting period applies after any voluntary allocation change.  This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•                  The following allocation changes will not trigger the 60-day waiting period:

•                  automatic rebalancing;

•                  automatic transfers from the STO;

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•                  reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

•                  automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider.  See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  You may also contact your sales representative to request a reallocation.  Each request for a reallocation or transfer must specify:

•              the contract number; and

•              the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed.  You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers.  We will honor telephone instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf.

Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.  If we receive your request before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Processing Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”  We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values.  We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market.  You cannot engage in intra-day trading of the ETFs available through the Subaccounts.  Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service.  We may reverse transactions made in violation of our market timing policies.  We may modify these restrictions at any time in our sole discretion.

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Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•                  Each withdrawal must be at least $250.

•                  Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.  You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when a request is received in Good Order at our Processing Office.  When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).  The amount you receive will be the amount you requested, less any applicable tax withholding.  Withdrawals are handled differently if you elect a GLWB Rider.  See Part 6.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium.  Your investment comes out first, beginning with the oldest premium first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Examples of withdrawals and the application of a withdrawal charge are located on Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider.  See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefit.”

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year.  (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year.  Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

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If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium.  If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Processing Office.  However, we can defer our action for any period during which:

(1)          the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)          an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract.  Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income.  A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.               the Account Value on the Death Benefit Date; or

2.               your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge.  A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 / $80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

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This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.               The beneficiary may take a lump sum.  If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.               The beneficiary may defer for up to five years.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years.  Separate account charges will continue to apply.  At the end of five years, the entire amount must be paid to the beneficiary.

3.               The beneficiary may treat the contract as an inherited IRA.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts.  Separate account charges will continue to apply.  The beneficiary must choose to receive the Death Benefit as either:

a)              an immediate annuity; or

b)             substantially equal payments over his or her life expectancy as defined by the Tax Code.  The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.  A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.”

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590.  You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.  If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner.  If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Subaccounts you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge.  When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

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Federal tax advantages of spousal continuation are not available to same-sex spouses.  The Federal Defense of Marriage Act provides that same-sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by the Tax Code to a surviving spouse of an annuity owner is not available to a surviving same-sex spouse.  If the state where this contract is issued recognizes same-sex marriages, the Spousal Continuation described in the contract is available to the surviving same-sex spouse; however, the favorable tax treatment provided by the Tax Code will not apply and the transfer of ownership will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries.  The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death.  If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any.  If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend.  Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention.  You may wish to name a contingent beneficiary in case your spouse dies before you.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.  On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions, including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death.  As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations.  Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date.  You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date.  Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

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An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  For any annuity, the minimum payments must be at least $100.  If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead.  All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax.  The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain.  These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a nonguaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.

If you select any other nonguaranteed Annuity Option, the amount applied to determine your annuity payments will be the Surrender Value.  We currently offer the additional Annuity Options listed below; however we may eliminate or change the non guaranteed options available at any time.

•                  period-certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday.  The amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•                  period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date.  You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want.  If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change.  The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant’s age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

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Part 6 — Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge.  You may only elect a Rider at the time of application.  Benefits under a Rider will replace or supplement the standard contract benefits.  Charges for an optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.  You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect.  You are the covered person under the Individual GLWB Rider.  You and your spouse are the covered persons under the Spousal GLWB Rider.  If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider).  You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if you are age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date.  For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)      is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%

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70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider).  The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date;

(B)        is the cumulative Deferral Percentage.  The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)        is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a one-time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date.  Your Benefit Base will be adjusted as follows:

1.               On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.               If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.               On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium.  Additional premiums received after the first Contract Year will not increase your Benefit Base.  They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining.  The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal

Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

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After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount.  The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal.  The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•                  Benefit Base = $100,000

•                  Account Value = $85,000

•                  LPA = $5,000

•                  One withdrawal is taken during the calendar year = $7,000

•                  Withdrawal taken after LPA Eligibility Date

•                  No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000).  The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x  the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA .

•                  A withdrawal charge may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived.  If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”  Following is an example of how a withdrawal charge may apply:

Assume:

Premium:	$40,000
Account Value before withdrawal:	$18,000
Withdrawal charge percentage applicable to premium:	6%
Lifetime Payment Amount:	$2,000

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Case 1: Owner requests withdrawal of $2,000 (LPA)

The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800.  The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA.  No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800.  Since the requested withdrawal exceeds the LPA, withdrawal charges will apply.  After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•                  Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

•                  You may not take a withdrawal on your Contract Date.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

GLWB Rider Charge

The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts.  The charge is in addition to the separate account charges for the contract and reduces your Unit Values.  The charge varies depending on which GLWB Investment Strategy you choose.  The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 — Basic Allocation	0.65%	2.55%
Strategy 2 — Self Style Allocation	0.85%	2.75%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%.  If we do increase the charge, we will give you prior written notice of the increase.  You will have the option to cancel the Rider at that time.  The maximum GLWB charge plus total separate account charges would be 3.40% for either GLWB Investment Strategy.  We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider.  (The LPA is adjusted downward — by the Spousal Factor of 90% — for the Spousal GLWB Rider instead of an additional charge.)

GLWB Investment Strategies

If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below.  Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy.  As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market.  You cannot eliminate this exposure even during periods of market volatility.  These investment strategies are designed for long-term investors seeking withdrawal guarantees.  (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

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GLWB Investment Strategy 1 — Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value.  You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares S&P 500 Index Fund	30%	40%	30%
iShares S&P 500 Growth Index Fund	10%
iShares S&P 500 Value Index Fund			10%
iShares S&P MidCap 400 Index Fund	10%	10%	10%
iShares S&P SmallCap 600 Index Fund	5%	5%	5%
Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%
iShares S&P/Citigroup International Treasury Bond Fund	5%	5%	5%

GLWB Investment Strategy 2 — Self Style Allocation

You may select one or more of the Subaccounts in one or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income	Group 2 Core Equity	Group 3 Non-Core Fixed Income	Group 4 Non-Core Equity	Group 5 International/Alternative
Minimum 35% Maximum 65%	Minimum 35% Maximum 65%	Minimum 0% Maximum 30%	Minimum 0% Maximum 30%	Minimum 0% Maximum 15%
iShares Barclays Aggregate Bond Fund	iShares S&P 500 Index Fund	iShares Barclays TIPS Bond Fund	iShares S&P 500 Growth Index Fund	iShares S&P/Citigroup International Treasury Bond Fund

iShares Barclays Intermediate Credit Bond Fund	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares iBoxx $ High Yield Corporate Bond Fund	iShares S&P 500 Value Index Fund	Vanguard Emerging Markets Stock Index Fund, ETF Shares

Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P MidCap 400 Index Fund	Vanguard REIT Index Fund, ETF Shares

		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P SmallCap 600 Index Fund	Vanguard Tax-Managed International Fund, MSCI EAFE, ETF Shares

		Vanguard Variable Insurance Fund Money Market Portfolio	Vanguard Mega Cap 300 Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses.  You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary.  You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO.  Transfers from the STO to the

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Subaccounts must be according to GLWB Investment Strategy and allocation you have selected.  See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB

In addition to the allocation and transfer rules under the contract (See Part 5, section titled “Allocations and Transfers”), the following additional rules and limitations apply to your allocations and transfers:

•                  Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•                  Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•                  You cannot move from one GLWB Investment Strategy to another.

•                  In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model.  The reallocation will reset your Account Value to the required percentages for the new model.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•                  In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each Fund group.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal.  Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions

If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value.  We do not consider your other assets or distributions in making this calculation.  This is the RMD protected under the GLWB Riders, except if you elect the spousal rider and your spouse is more than 10 years younger than you.  In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached.  You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year.  In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws.  We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code.  You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death

Opposite sex spouses — your covered spouse will have the option to continue the contract and the GLWB Rider at the time of your death.  Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply.  See Part 5, section titled “Spousal Continuation.”

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Same-sex spouses — in states that recognize marriage between same-sex partners, civil union or domestic partnership, the covered spouse may continue to receive the LPA under the terms of the Rider; due to federal tax laws, however, not all terms of the contract apply.  If the same-sex covered spouse wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA.  See Part 5, section titled “Death Benefit.”

All provisions of the contract and the GLWB Rider still apply, except (i) the same-sex covered spouse must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the same-sex spouse cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the same-sex spouse is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the same-sex spouse will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the same-sex spouse as determined by the Tax Code.  These restrictions are required by the Tax Code.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•                  Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•                  On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.)

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year.  (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.)  Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA.  The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below.  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.  We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider

You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary.  Upon termination of the Rider, the Rider charge will no longer be assessed.  All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.               for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.               the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.               the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.               on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.               the date you voluntarily elect an Annuity Option under the contract;

6.               the date you cancel the GLWB Rider; or

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7.               the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules

The following additional rules apply if you elect a GLWB Rider:

•                  You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider.  In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•                  The Company may refuse to accept additional premiums on a nondiscriminatory basis at anytime.

•                  We may require proof that you (or your covered spouse) are living at any time.

•                 You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•                  Income Plus Withdrawal Program is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Customized Asset Rebalancing Program is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.               Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.               You must name your spouse as your sole primary beneficiary.

3.               You cannot add or change a spouse as a covered person.

4.               If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person.  If you subsequently remarry, you cannot add the new spouse.

5.               You must provide us with notice of the divorce or termination of marriage.

6.               Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse.  (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.               If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.               If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

9.               If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

The addition of a GLWB Rider to your annuity contract may not be right for you.  For example: (i) if you are purchasing the GLWB to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or (iii) if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 — Voting Rights

How Fund Shares Are Voted

Integrity is the legal owner of the Fund shares held by the Separate Account.  As a shareholder, we have the right to vote on certain matters with respect to the Funds.  Among other things, we may vote to elect

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the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract.  We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us.  Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust.  We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 — Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA.  If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code.  Investing in the ETF shares that are “publicly available,” i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements.  Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes.  However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS.  We believe this contract will meet those requirements, although there is no guarantee that this will be the case.  If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA.  An IRA can be in the form of a trust or custodial account or an annuity.  An individual

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may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,000 for 2012 and $5,000 plus cost of living adjustment in 2013 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  The premiums may be deductible in whole or in part, depending on the individual’s income and whether the individual or spouse participates in an employer sponsored retirement plan.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates.  A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions.  IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs

Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees.  Employer premiums made to an employee’s SEP IRA cannot exceed the lesser of (1) 25% of the employee’s compensation, and (2) a limit specified in the Tax Code ($50,000 for 2012).  Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs

Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA.  An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,000 for 2012 and $5,000 plus cost of living adjustment in 2013 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer.  You may roll over, directly or indirectly, any eligible rollover distribution.  An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•                  any distribution that is part of a series of substantially equal payments made over your life expectancy;

•                  any distribution made for a specified period of 10 years or more;

•                  any distribution that is an RMD; or

•                  any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

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Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income.  This penalty is in addition to ordinary income tax.  Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.               the distribution is paid due to your death or disability;

2.               the distribution is the result of an Internal Revenue Service levy on the IRA;

3.               the distributions do not exceed your deductible medical expenses;

4.               you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.               a tax free rollover of the distribution is made;

6.               the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.               the distribution is used to cover certain qualified education expenses; or

8.               the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ .  The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit.  Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs.  Please note, however, that only the RMD as defined in the glossary (for this contract only one time each Contract Year) is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended by the beneficiary as an inherited IRA.  (However, the contract cannot be initially issued as an inherited IRA.)  This occurs if, after the death of the owner, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  See Part 5, section titled “Death Benefit.”  The owner’s beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The inherited IRA owner must take RMDs beginning on or

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before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code.  If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of owner	Spouse*	Nonspouse
Before Required Beginning Date

Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD based on beneficiary life expectancy.

After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

*Under current federal law, spouse means opposite-sex spouse only.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over 5 years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590.  Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

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Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

Integrity does not act as your tax or legal advisor.  This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts or IRAs.  Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.  Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

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To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to a withdrawal charge, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with a GLWB Rider.  See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½.  The Tax Code requires that you take minimum distributions beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  As a convenience, we will calculate the amount of the withdrawals.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at

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any time.

This program is not available with a GLWB Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.  We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program.  You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically.  You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.  You will receive a confirmation notice after each rebalancing.  Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required.  See Part 6.

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Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, OH  45201-5720

ATTN: Request SAI for Integrity VAROOM II dated May 1, 2012

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Appendix A

Financial Information for Separate Account I of Integrity

The table below shows the following data for the Subaccounts currently offered:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

Subaccount	2011	Value and Inception Date

iShares Barclays Aggregate Bond Fund (3710E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.23
Units outstanding at end of period	0	12-30-11

iShares Barclays Aggregate Bond Fund — GLWB Investment Strategy 1 (3710E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.21
Units outstanding at end of period	0	12-30-11

iShares Barclays Aggregate Bond Fund — GLWB Investment Strategy 2 (3710E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.21
Units outstanding at end of period	0	12-30-11

iShares Barclays Intermediate Credit Bond Fund (3711E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.28
Units outstanding at end of period	0	12-30-11

iShares Barclays Intermediate Credit Bond Fund — GLWB Investment Strategy 1 (3711E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.27
Units outstanding at end of period	0	12-30-11

iShares Barclays Intermediate Credit Bond Fund — GLWB Investment Strategy 2 (3711E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.27
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

iShares Barclays TIPS Bond Fund (3712E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$24.90
Units outstanding at end of period	0	12-30-11

iShares Barclays TIPS Bond Fund — GLWB Investment Strategy 1 (3712E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$24.89
Units outstanding at end of period	0	12-30-11

iShares Barclays TIPS Bond Fund — GLWB Investment Strategy 2 (3712E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$24.88
Units outstanding at end of period	0	12-30-11

iShares iBoxx $ High Yield Corporate Bond Fund (3713E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.82
Units outstanding at end of period	0	12-30-11

iShares iBoxx $ High Yield Corporate Bond Fund — GLWB Investment Strategy 1 (3713E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.81
Units outstanding at end of period	0	12-30-11

iShares iBoxx $ High Yield Corporate Bond Fund — GLWB Investment Strategy 2 (3713E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.81
Units outstanding at end of period	0	12-30-11

iShares S&P 500 Growth Index Fund (3714E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.08
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

iShares S&P 500 Growth Index Fund — GLWB Investment Strategy 1 (3714E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.07
Units outstanding at end of period	0	12-30-11

iShares S&P 500 Growth Index Fund — GLWB Investment Strategy 2 (3714E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.06
Units outstanding at end of period	0	12-30-11

iShares S&P 500 Index Fund (3715E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.24
Units outstanding at end of period	0	12-30-11

iShares S&P 500 Index Fund — GLWB Investment Strategy 1 (3715E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.23
Units outstanding at end of period	0	12-30-11

iShares S&P 500 Index Fund — GLWB Investment Strategy 2 (3715E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.22
Units outstanding at end of period	0	12-30-11

iShares S&P 500 Value Index Fund (3716E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.47
Units outstanding at end of period	0	12-30-11

iShares S&P 500 Value Index Fund — GLWB Investment Strategy 1 (3716E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.46
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

iShares S&P 500 Value Index Fund — GLWB Investment Strategy 2 (3716E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.46
Units outstanding at end of period	0	12-30-11

iShares S&P MidCap 400 Index Fund (3717E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$24.81
Units outstanding at end of period	0	12-30-11

iShares S&P MidCap 400 Index Fund — GLWB Investment Strategy 1 (3717E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$24.80
Units outstanding at end of period	0	12-30-11

iShares S&P MidCap 400 Index Fund — GLWB Investment Strategy 2 (3717E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$24.79
Units outstanding at end of period	0	12-30-11

iShares S&P SmallCap 600 Index Fund (3718E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.38
Units outstanding at end of period	0	12-30-11

iShares S&P SmallCap 600 Index Fund — GLWB Investment Strategy 1 (3718E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.36
Units outstanding at end of period	0	12-30-11

iShares S&P SmallCap 600 Index Fund — GLWB Investment Strategy 2 (3718E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.36
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

iShares S&P/Citigroup International Treasury Bond Fund (3719E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.64
Units outstanding at end of period	0	12-30-11

iShares S&P/Citigroup International Treasury Bond Fund — GLWB Investment Strategy 1 (3719E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.62
Units outstanding at end of period	0	12-30-11

iShares S&P/Citigroup International Treasury Bond Fund — GLWB Investment Strategy 2 (3719E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.62
Units outstanding at end of period	0	12-30-11

Vanguard Dividend Appreciation Index Fund, ETF Shares (3720E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.31
Units outstanding at end of period	0	12-30-11

Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 1 (3720E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.30
Units outstanding at end of period	0	12-30-11

Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 2 (3720E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.30
Units outstanding at end of period	0	12-30-11

Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$23.52
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 1 (3721E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$23.51
Units outstanding at end of period	0	12-30-11

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 2 (3721E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$23.50
Units outstanding at end of period	0	12-30-11

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.44
Units outstanding at end of period	0	12-30-11

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 1 (3723E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.43
Units outstanding at end of period	0	12-30-11

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 2 (3723E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.42
Units outstanding at end of period	0	12-30-11

Vanguard Large-Cap Index Fund, ETF Shares (3724E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.20
Units outstanding at end of period	0	12-30-11

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 1 (3724E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.18
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 2 (3724E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.18
Units outstanding at end of period	0	12-30-11

Vanguard Mega Cap 300 Index Fund, ETF Shares (3725E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.32
Units outstanding at end of period	0	12-30-11

Vanguard Mega Cap 300 Index Fund, ETF Shares — GLWB Investment Strategy 1 (3725E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.30
Units outstanding at end of period	0	12-30-11

Vanguard Mega Cap 300 Index Fund, ETF Shares — GLWB Investment Strategy 2 (3725E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.30
Units outstanding at end of period	0	12-30-11

Vanguard REIT Index Fund, ETF Shares (3726E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$26.41
Units outstanding at end of period	0	12-30-11

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 1 (3726E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$26.40
Units outstanding at end of period	0	12-30-11

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 2 (3726E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$26.40
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E04)
Unit value at beginning of period	—	$25.00
Unit value at end of period
Units outstanding at end of period		5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E05)
Unit value at beginning of period	—	$25.00
Unit value at end of period
Units outstanding at end of period		5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E06)
Unit value at beginning of period	—	$25.00
Unit value at end of period
Units outstanding at end of period		5-1-12

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares (3722E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$23.82
Units outstanding at end of period	0	12-30-11

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares — GLWB Investment Strategy 1 (3722E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$23.81
Units outstanding at end of period	0	12-30-11

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares — GLWB Investment Strategy 2 (3722E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$23.81
Units outstanding at end of period	0	12-30-11

Vanguard Total Bond Market Index Fund, ETF Shares (3727E04)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.18
Units outstanding at end of period	0	12-30-11

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Subaccount	2011	Value and Inception Date

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 1 (3727E05)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.17
Units outstanding at end of period	0	12-30-11

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 2 (3727E06)
Unit value at beginning of period	$25.00	$25.00
Unit value at end of period	$25.16
Units outstanding at end of period	0	12-30-11

Vanguard Variable Insurance Fund Money Market Portfolio (3728E04)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.99
Units outstanding at end of period	0	12-30-11

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 1 (3728E05)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.98
Units outstanding at end of period	0	12-30-11

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 2 (3728E06)
Unit value at beginning of period	$10.00	$10.00
Unit value at end of period	$9.98
Units outstanding at end of period	0	12-30-11

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Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.               any Free Withdrawal Amount (except in the case of a surrender);

2.               premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.               premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.               any gain, interest or other amount that is not considered a premium.

Example

Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the premium:	6%

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

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Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

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Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been  taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied.  It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•                  The Contract Date is June 27.

•                  The Owner’s age on Contract Date is 60 years.

•                  The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•                  A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•                  Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of February 10 (B)			As of June 27 (C)				As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage		Benefit Base	LPA	Additional Premium		Benefit Base after Additional Premium	Hypothetical Account Value (E)		Benefit Base after Step-Up		Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal

1 (F)									$100,000	(F)	$100,000	(F)	$99,625	$0		$0	$100,000
2	61	4.050	%(G)	$100,000	$4,050	$10,000	(H)	$110,000	$112,614		$112,614	(I)	$112,485	$0		$0	$112,614
3	62	4.150	%(J)	$112,614	$4,673	$0		$112,614	$116,985		$116,985		$117,755	$0		$0	$116,985
4	63	4.250	%(J)	$116,985	$4,972	$0		$116,985	$121,300		$121,300		$122,188	$0		$0	$121,300
5	64	4.350	%(J)	$121,300	$5,277	$0		$121,300	$119,745		$121,300		$120,719	$0		$0	$121,300
6	65	4.950	%(K)	$121,300	$6,004	$0		$121,300	$120,719		$121,300		$120,123	$6,004		$0	$121,300
7	66	4.950%		$121,300	$6,004	$0		$121,300	$109,554		$121,300		$110,171	$6,004		$0	$121,300
8	67	4.950%		$121,300	$6,004	$0		$121,300	$106,250		$121,300		$105,343	$6,004		$0	$121,300
9	68	4.950%		$121,300	$6,004	$0		$121,300	$99,338	(L)	$121,300		$99,982	$6,004	(L)	$0	$121,300
10	69	4.950%		$121,300	$6,004	$10,000	(L)	$121,300	$102,098	(L)	$121,300		$102,181	$6,004		$0	$121,300
11	70	4.950%		$121,300	$6,004	$0		$121,300	$97,138		$121,300		$97,727	$6,004		$0	$121,300
12	71	4.950%		$121,300	$6,004	$0		$121,300	$88,053		$121,300		$88,553	$6,004		$0	$121,300
13	72	4.950%		$121,300	$6,004	$0		$121,300	$84,200		$121,300		$83,647	$6,004		$0	$121,300

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	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal		Benefit Base After Withdrawal

14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780	(M)	$1,290	(M)	$120,010	(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940		$0		$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940		$0		$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940		$0		$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940		$0		$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940		$0		$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940		$0		$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940		$0		$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940		$0		$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940		$0		$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940		$0		$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940		$0		$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940		$0		$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940	(N)	$0		$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010

(A)	The covered person’s age for each year is as of January 1. Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)

In any year that an additional premium is added, it is assumed to be added on February 10. For purposes of this example, we selected February 10 as the assumed date of additional premium payments. Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)	Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)

Any withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)	The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)

The first calendar year begins on June 27, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).

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Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available.  It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains.  The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•     187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)        Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%.  The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)       An addition premium of $10,000 is made during calendar year 2.  Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.

•              $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)            In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000).  In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)           Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%.  The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)       Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%.  The Age Based Percentage has changed to 4.50% because the covered person is now 65.  The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

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The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)         An additional premium of $10,000 is made during calendar year 10.  Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base.  All premiums received are immediately applied to the Account Value.  For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually.  In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10.  The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760.  During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal.  That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•	$99,338	Account Value on June 27 of year 9
•	- $6,004	Withdrawal on October 8
•	+$10,000	Premium on February 10
•	- $1,236	Market experience
•	= $102,098	Account Value on June 27 of year 10

(M)    In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•              $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value [$78,981 - $6,004]) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•     $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)       In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

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Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•                  The Contract Date is August 8.

•                  The covered persons’ ages on Contract Date are: owner is 60 and spouse is 57.

•                  The Initial premium is $100,000; no additional premiums are paid.

•                  Withdrawals equal to LPA are taken in calendar years 4-13.

•                  A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•                  Full Account Value is withdrawn in calendar year 14.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)							As of August 8 (B)				As of October 8 (C)
Calendar	Covered Persons’ Ages		Withdrawal		Benefit			Hypothetical Account		Benefit Base		Hypothetical Account	Annual		Adjusted Nonguaranteed		Benefit Base After
Year	Owner	Spouse	Percentage		Base	LPA		Value (D)		after Step-Up		Value (D)	Withdrawal		Withdrawal		Withdrawal

1 (E)								$100,000	(E)	$100,000	(E)	$99,625	$0		$0		$100,000
2	61	58	N/A		$100,000	N/A		$103,610		$103,610	(F)	$103,492	$0		$0		$103,610
3	62	59	N/A		$103,610	N/A		$106,597		$106,597		$107,299	$10,000	(G)	$10,000	(G)	$96,597	(G)
4	63	60	4.125	%(H)	$96,597	$3,586	(H)	$95,353		$96,597		$96,051	$3,586		$0		$96,597
5	64	61	4.125%		$96,597	$3,586		$90,616		$96,597		$91,354	$3,586		$0		$96,597
6	65	62	4.125%		$96,597	$3,586		$87,767		$96,597		$87,334	$3,586		$0		$96,597
7	66	63	4.125%		$96,597	$3,586		$80,398		$96,597		$80,850	$3,586		$0		$96,597
8	67	64	4.125%		$96,597	$3,586		$78,809		$96,597		$78,137	$3,586		$0		$96,597
9	68	65	4.125%		$96,597	$3,586		$74,550		$96,597		$75,033	$3,586		$0		$96,597
10	69	66	4.125%		$96,597	$3,586		$70,018		$96,597		$70,075	$3,586		$0		$96,597
11	70	67	4.125%		$96,597	$3,586		$67,154		$96,597		$67,561	$3,586		$0		$96,597
12	71	68	4.125%		$96,597	$3,586		$61,415		$96,597		$61,764	$3,586		$0		$96,597
13	72	69	4.125%		$96,597	$3,586		$59,341		$96,597		$58,952	$3,586		$0		$96,597
14	73	70	4.125%		$96,597	$3,586		$55,919		$96,597		$56,320	$56,320	(I)	N/A		$0
15	74	71	N/A		$0	$0		$0		$0		$0	$0		$0		$0

(A)              The covered persons’ ages for each year are as of January 1.  Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

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(B)        Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)        Any applicable withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals.  Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(D)       The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)         The first calendar year begins on August 8, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).  Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)         In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000).  In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)        In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)       January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available.  Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%.  Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%.  The Age Based Percentage (4.00%) is based on the age of the younger covered person.  The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•                  4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)            A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

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THIS PAGE INTENTIONALLY LEFT BLANK.

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To request a copy of the Statement of Additional Information for the Integrity VAROOM II variable annuity, dated May 1, 2012, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:

Address:

Phone:

V2I-65

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

VAROOM and VAROOM® II Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2012.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into Service Agreements with IFS Financial Services, Inc., which is an affiliated company, and with WSLIC, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which is paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by Integrity was $5,406,743 in 2011, $4,664,599 in 2010 and $4,288,346 in 2009.  Touchstone Securities did not

retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain contracts (not including this Contract) issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  The only benefit related to Dynasty Trail that a sale of this Contract may have to the agent or firm is toward the qualifying amount of business with us.  This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	LPL Financial Corporation
Cadaret, Grant & Co., Inc.	Securities America, Inc.
Fifth Third Securities, Inc.	Stifel, Nicolaus and Company, Incorporated
Hancock Investment Services, Inc.	SWS Financial Services, Inc.
Janney Montgomery Scott LLC	US Bancorp Investments

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the subaccounts.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a subaccount’s performance is not constant over time, but changes from year

2

to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date which represents the date the subaccount was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider was included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge.  One set also reflects the withdrawal charge.  The cost of the guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the subaccounts.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions by owners from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2011, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policy holders dated March 3, 2000.  You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of Integrity Life Insurance Company

Year Ended December 31, 2011

With Report of Independent Registered Public
Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of Integrity Life Insurance Company and The Board of Directors of Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2011, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2011, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2011, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2012

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$102,013	$(5)	$102,008	$9.74	10,472
Touchstone Aggressive ETF (AnnuiChoice ™)	786,060	—	786,060	11.67	67,356
Touchstone Aggressive ETF (AnnuiChoice II ™)	626,320	—	626,320	13.98	44,812
Touchstone Aggressive ETF (GrandMaster flex3 ™)	2,823,171	—	2,823,171	11.22	251,689
Touchstone Aggressive ETF (Grandmaster ™)	87,522	—	87,522	11.38	7,691
Touchstone Aggressive ETF (IQ Annuity ™)	3,090,031	1	3,090,032	11.30	273,503
Touchstone Aggressive ETF (IQ Advisor Standard™)	13,266	—	13,266	12.66	1,048
Touchstone Aggressive ETF (Pinnacle Plus ™)	124,110	(1)	124,109	11.12	11,161
Touchstone Baron Small Cap Growth (AdvantEdge ™)	544,391	4	544,395	11.60	46,917
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	226,421	4	226,425	12.65	17,894
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	650,324	1	650,325	20.25	32,116
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	373,133	2	373,135	17.90	20,847
Touchstone Baron Small Cap Growth (Grandmaster ™)	272,008	(3)	272,005	16.20	16,788
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	4,052	2	4,054	17.64	230
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	182,614	(8)	182,606	17.93	10,187
Touchstone Baron Small Cap Growth (IQ Annuity ™)	2,725,787	2	2,725,789	19.38	140,616
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	318,278	12	318,290	18.64	17,072
Touchstone Conservative ETF (AdavatEdge ™)	318,819	—	318,819	10.93	29,163
Touchstone Conservative ETF (AnnuiChoice ™)	937,147	—	937,147	12.75	73,509
Touchstone Conservative ETF (AnnuiChoice II ™)	1,340,205	3	1,340,208	12.42	107,939
Touchstone Conservative ETF (GrandMaster flex3 ™)	588,392	3	588,395	12.25	48,018
Touchstone Conservative ETF (Grandmaster ™)	388,600	(1)	388,599	12.43	31,259
Touchstone Conservative ETF (IQ Advisor Standard ™)	143,043	(4)	143,039	13.54	10,566
Touchstone Conservative ETF (IQ Annuity ™)	1,223,561	1	1,223,562	12.34	99,136
Touchstone Conservative ETF (Pinnacle Plus ™)	236,946	(1)	236,945	12.15	19,505
Touchstone Core Bond (AdvantEdge ™)	226,696	—	226,696	12.22	18,549
Touchstone Core Bond (AnnuiChoice ™)	875,760	1	875,761	15.69	55,825
Touchstone Core Bond (AnnuiChoice II ™)	272,102	(14)	272,088	13.11	20,757
Touchstone Core Bond (GrandMaster flex3 ™)	475,331	11	475,342	14.09	33,723
Touchstone Core Bond (Grandmaster ™)	2,196,009	10	2,196,019	13.52	162,434
Touchstone Core Bond (IQ Annuity ™)	602,466	(1)	602,465	14.74	40,867
Touchstone Core Bond (Pinnacle Plus ™)	702,445	(1)	702,444	13.03	53,907
Touchstone Core Bond (IQ Advisor Standard ™)	173,015	—	173,015	14.08	12,288
Touchstone Enhanced ETF (AdvantEdge ™)	396,244	(1)	396,243	9.18	43,168
Touchstone Enhanced ETF (AnnuiChoice ™)	989,815	2	989,817	11.18	88,566
Touchstone Enhanced ETF (AnnuiChoice II ™)	217,955	—	217,955	13.21	16,499
Touchstone Enhanced ETF (GrandMaster flex3 ™)	598,680	(2)	598,678	10.74	55,733
Touchstone Enhanced ETF (Grandmaster ™)	95,167	1	95,168	10.90	8,733
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	17,671	—	17,671	12.19	1,450
Touchstone Enhanced ETF (IQ Advisor Standard ™)	171,255	—	171,255	12.37	13,842
Touchstone Enhanced ETF (IQ Annuity ™)	3,119,008	(8)	3,119,000	10.82	288,276
Touchstone Enhanced ETF (Pinnacle Plus ™)	254,126	(1)	254,125	10.65	23,864
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	179,177	(1)	179,176	13.75	13,031
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	264,132	(1)	264,131	12.22	21,624
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	34,462	(1)	34,461	13.15	2,621
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	24,237	—	24,237	13.10	1,851
Touchstone High Yield (AnnuiChoice ™)	291,390	(1)	291,389	19.17	15,197
Touchstone High Yield (AnnuiChoice II ™)	142,018	—	142,018	13.37	10,620
Touchstone High Yield (GrandMaster flex3 ™)	1,151,203	(9)	1,151,194	17.48	65,864
Touchstone High Yield (Grandmaster ™)	483,953	1	483,954	14.62	33,098
Touchstone High Yield (IQ Annuity ™)	728,970	2	728,972	18.10	40,278
Touchstone High Yield (Pinnacle Plus ™)	244,857	(1)	244,856	15.23	16,079
Touchstone High Yield (AdvantEdge ™)	1,280,456	2	1,280,458	12.81	99,996
Touchstone Large Cap Core Equity (AdvantEdge ™)	581,407	1	581,408	9.50	61,177
Touchstone Large Cap Core Equity (AnnuiChoice ™)	648,312	(1)	648,311	10.91	59,406
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	302,486	—	302,486	10.13	29,863
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	332,116	18	332,134	11.17	29,728
Touchstone Large Cap Core Equity (Grandmaster ™)	55,014	(1)	55,013	11.56	4,757
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	20,110	2	20,112	11.88	1,693
Touchstone Large Cap Core Equity (IQ Annuity ™)	425,050	—	425,050	10.63	39,987
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	371,893	(1)	371,892	12.30	30,247
Touchstone Mid Cap Growth (AdvantEdge ™)	28,522	1	28,523	9.19	3,103

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice ™)	$1,561,827	$(2)	$1,561,825	$15.63	99,900
Touchstone Mid Cap Growth (AnnuiChoice II ™)	1,046,302	(1)	1,046,301	10.57	99,026
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	112,674	(1)	112,673	15.17	7,425
Touchstone Mid Cap Growth (Grandmaster ™)	49,747	(1)	49,746	13.53	3,676
Touchstone Mid Cap Growth (IQ Annuity ™)	592,777	—	592,777	15.50	38,252
Touchstone Mid Cap Growth (Pinnacle Plus ™)	448,982	2	448,984	15.69	28,609
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	3,904	—	3,904	14.42	271
Touchstone Moderate ETF (AdvantEdge ™)	932,996	1	932,997	10.38	89,859
Touchstone Moderate ETF (AnnuiChoice ™)	3,446,177	(1)	3,446,176	12.30	280,200
Touchstone Moderate ETF (AnnuiChoice II ™)	2,200,665	2	2,200,667	10.36	212,362
Touchstone Moderate ETF (GrandMaster flex3 ™)	2,205,545	(2)	2,205,543	11.82	186,572
Touchstone Moderate ETF (Grandmaster ™)	214,109	—	214,109	11.99	17,853
Touchstone Moderate ETF (IQ Annuity ™)	1,955,445	2	1,955,447	11.91	164,229
Touchstone Moderate ETF (Pinnacle Plus ™)	500,263	(2)	500,261	11.72	42,687
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	38,345	—	38,345	13.03	2,944
Touchstone Moderate ETF (IQ Advisor Standard ™)	121,337	1	121,338	13.22	9,175
Touchstone Money Market (AdvantEdge ™)	960,359	10	960,369	9.74	98,585
Touchstone Money Market (AnnuiChoice ™)	1,384,147	3	1,384,150	11.26	122,897
Touchstone Money Market (AnnuiChoice II ™)	1,917,446	17	1,917,463	9.75	196,658
Touchstone Money Market (Grandmaster ™)	3,286,701	28	3,286,729	10.74	305,950
Touchstone Money Market (GrandMaster flex3™)	1,275,155	9	1,275,164	10.53	121,070
Touchstone Money Market (IQ Advisor Standard ™)	137,768	4	137,772	9.90	13,921
Touchstone Money Market (IQ Annuity ™)	475,862	3	475,865	10.71	44,442
Touchstone Money Market (IQ3 ™)	3,019,805	26	3,019,831	10.71	282,028
Touchstone Money Market (Pinnacle Plus ™)	1,228,462	11	1,228,473	9.61	127,792
Touchstone Third Avenue Value (AdvantEdge ™)	542,304	(10)	542,294	8.14	66,600
Touchstone Third Avenue Value (AnnuiChoice ™)	1,881,362	(4)	1,881,358	15.69	119,919
Touchstone Third Avenue Value (AnnuiChoice II ™)	807,770	(5)	807,765	8.35	96,775
Touchstone Third Avenue Value (GrandMaster flex3 ™)	574,713	—	574,713	12.85	44,735
Touchstone Third Avenue Value (Grandmaster ™)	818,466	(2)	818,464	12.15	67,356
Touchstone Third Avenue Value (IQ Annuity ™)	2,044,981	4	2,044,985	13.68	149,529
Touchstone Third Avenue Value (Pinnacle Plus ™)	777,335	1	777,336	14.48	53,695
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	1,002	1	1,003	12.35	81
Touchstone Third Avenue Value (IQ Advisor Standard ™)	353,912	(4)	353,908	12.55	28,204
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	165,615	—	165,615	16.28	10,172
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	130,161	—	130,161	16.04	8,115
JP Morgan IT Mid Cap Value (Grandmaster ™)	66,186	—	66,186	16.13	4,104
JP Morgan IT Mid Cap Value (IQ3 ™)	55,268	(4)	55,264	16.08	3,436
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	67,437	—	67,437	15.99	4,218
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	8,963,305	5	8,963,310	47.71	187,860
Fidelity VIP Growth (Grandmaster ™)	6,709,150	2	6,709,152	55.88	120,069
Fidelity VIP High Income (Grandmaster ™)	2,859,657	2	2,859,659	21.91	130,528
Fidelity VIP II Asset Manager (Grandmaster ™)	6,428,276	(2)	6,428,274	37.66	170,708
Fidelity VIP II Contrafund (Grandmaster ™)	10,761,318	3	10,761,321	39.85	270,039
Fidelity VIP II Index 500 (Grandmaster ™)	4,164,695	—	4,164,695	30.35	137,229
Fidelity VIP II Index 500 (IQ Annuity ™)	290,808	2	290,810	10.01	29,039
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	391,854	(14)	391,840	12.68	30,908
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	50,854	1	50,855	12.59	4,040
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	2,983,820	—	2,983,820	37.43	79,716
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	252,612	1	252,613	12.35	20,451
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	1,057,974	—	1,057,974	17.68	59,847
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	92,155	(1)	92,154	12.28	7,503
Fidelity VIP III Balanced (Grandmaster ™)	1,977,238	1	1,977,239	16.50	119,798
Fidelity VIP Overseas (AnnuiChoice ™)	124,161	—	124,161	6.80	18,272
Fidelity VIP Overseas (AnnuiChoice II ™)	51,068	4	51,072	6.75	7,569
Fidelity VIP Overseas (Grandmaster ™)	2,380,649	—	2,380,649	23.94	99,455
Fidelity VIP Overseas (Grandmaster flex3 ™)	1,756	1	1,757	6.62	265
Fidelity VIP Overseas (IQ Annuity ™)	17,213	(1)	17,212	6.65	2,588
Fidelity VIP Overseas (Pinnacle Plus ™)	63,002	12	63,014	6.58	9,571

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	$357,529	$—	$357,529	$11.27	31,720
Fidelity VIP Growth (IQ Annuity ™)	343,164	1	343,165	9.00	38,114
Fidelity VIP High Income (IQ Annuity ™)	451,390	2	451,392	12.28	36,759
Fidelity VIP II Asset Manager (IQ Annuity ™)	87,486	(1)	87,485	11.89	7,357
Fidelity VIP II Contrafund (IQ Annuity ™)	755,338	(1)	755,337	14.62	51,656
Fidelity VIP III Balanced (IQ Annuity ™)	120,532	(1)	120,531	11.96	10,081
Fidelity VIP III Mid Cap (Grandmaster ™)	1,335,297	(1)	1,335,296	33.49	39,875
Fidelity VIP III Mid Cap (IQ Annuity ™)	831,949	1	831,950	34.79	23,916
Fidelity VIP Overseas (IQ Annuity ™)	38,562	(1)	38,561	10.31	3,740
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	79,667	(2)	79,665	9.86	8,081
Fidelity VIP Asset Manager (AnnuiChoice ™)	295,968	(2)	295,966	12.47	23,726
Fidelity VIP Asset Manager (AnnuiChoice II ™)	29,828	(1)	29,827	11.52	2,589
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	109,662	—	109,662	12.05	9,098
Fidelity VIP Asset Manager (IQ3 ™)	225,315	1	225,316	12.23	18,423
Fidelity VIP Asset Manager (Pinnacle Plus ™)	63,520	(1)	63,519	12.49	5,086
Fidelity VIP Balanced (AdvantEdge ™)	179,016	(1)	179,015	10.23	17,496
Fidelity VIP Balanced (AnnuiChoice ™)	650,331	2	650,333	12.83	50,683
Fidelity VIP Balanced (AnnuiChoice II ™)	345,946	1	345,947	11.20	30,898
Fidelity VIP Balanced (GrandMaster flex3 ™)	271,404	—	271,404	13.67	19,850
Fidelity VIP Balanced (Grandmaster ™)	1,056,315	5	1,056,320	12.60	83,834
Fidelity VIP Balanced (IQ3 ™)	732,391	(1)	732,390	12.44	58,876
Fidelity VIP Balanced (Pinnacle Plus ™)	121,771	—	121,771	12.63	9,642
Fidelity VIP Balanced (IQ Advisor Standard ™)	162,436	(1)	162,435	13.06	12,433
Fidelity VIP Contrafund (AdvantEdge ™)	2,402,660	8	2,402,668	9.19	261,537
Fidelity VIP Contrafund (AnnuiChoice ™)	3,213,661	3	3,213,664	14.63	219,705
Fidelity VIP Contrafund (AnnuiChoice II ™)	2,067,341	7	2,067,348	10.47	197,374
Fidelity VIP Contrafund (GrandMaster flex3 ™)	1,605,259	4	1,605,263	14.86	108,029
Fidelity VIP Contrafund (IQ3 ™)	3,972,045	(1)	3,972,044	14.86	267,304
Fidelity VIP Contrafund (Pinnacle Plus ™)	1,373,743	2	1,373,745	15.26	90,018
Fidelity VIP Contrafund (IQ Advisor Standard ™)	224,688	(3)	224,685	14.66	15,331
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	2,148	—	2,148	10.24	210
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	98,369	(10)	98,359	8.60	11,443
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	42,175	(1)	42,174	8.54	4,941
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	27,992	(1)	27,991	8.46	3,311
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	29,635	7	29,642	8.38	3,538
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	58,275	1	58,276	8.41	6,925
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	6,926	(1)	6,925	8.33	832
Fidelity VIP Equity-Income (AdvantEdge ™)	75,140	(7)	75,133	8.70	8,634
Fidelity VIP Equity-Income (AnnuiChoice ™)	1,167,220	(16)	1,167,204	11.21	104,086
Fidelity VIP Equit-Income (AnnuiChoice II ™)	408,650	(6)	408,644	9.02	45,297
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	263,158	(1)	263,157	11.17	23,553
Fidelity VIP Equity-Income (IQ3 ™)	620,957	(1)	620,956	10.70	58,023
Fidelity VIP Equity-Income (Pinnacle Plus ™)	695,524	4	695,528	12.17	57,159
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	20,655	—	20,655	11.53	1,792
Fidelity Freedom 2010 (Advantedge ™)	173,569	—	173,569	10.19	17,036
Fidelity Freedom 2010 (AnnuiChoice ™)	4,394	1	4,395	10.24	429
Fidelity Freedom 2010 (AnnuiChoice II ™)	235,251	(6)	235,245	10.17	23,128
Fidelity Freedom 2010 (GrandMaster ™)	34,571	—	34,571	10.08	3,431
Fidelity Freedom 2010 (IQ Annuity ™)	146,084	—	146,084	10.03	14,568
Fidelity Freedom 2010 (Pinnacle Plus ™)	18,930	(1)	18,929	9.92	1,908
Fidelity Freedom 2015 (AdvantEdge ™)	154,792	—	154,792	10.07	15,372
Fidelity Freedom 2015 (AnnuiChoice II ™)	178,937	—	178,937	9.99	17,908
Fidelity Freedom 2015 (IQ Annuity ™)	81,639	(1)	81,638	9.85	8,288
Fidelity Freedom 2015 (IQ Advisor Standard ™)	264,823	—	264,823	10.25	25,825
Fidelity Freedom 2015 (Pinnacle Plus ™)	108,860	—	108,860	9.75	11,167
Fidelity Freedom 2020 (AdvantEdge ™)	190,244	—	190,244	9.74	19,535
Fidelity Freedom 2020 (AnnuiChoice ™)	29,966	—	29,966	9.63	3,110
Fidelity Freedom 2020 (AnnuiChoice II ™)	665,829	—	665,829	9.57	69,604
Fidelity Freedom 2020 (GrandMaster ™)	35,609	(1)	35,608	9.48	3,758

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2020 (IQ Annuity ™)	$38,160	$—	$38,160	$9.43	4,046
Fidelity Freedom 2020 (Pinnacle Plus ™)	16,385	1	16,386	9.33	1,756
Fidelity Freedom 2025 (AnnuiChoice II ™)	170,059	(1)	170,058	9.42	18,046
Fidelity Freedom 2025 (GrandMaster ™)	1,727	1	1,728	9.33	185
Fidelity Freedom 2025 (Pinnacle Plus ™)	7,143	—	7,143	9.19	777
Fidelity Freedom 2030 (AdvantEdge ™)	86,644	1	86,645	9.24	9,376
Fidelity Freedom 2030 (AnnuiChoice II ™)	143,278	1	143,279	8.97	15,974
Fidelity Freedom 2030 (IQ Annuity ™)	37,584	1	37,585	8.84	4,250
Fidelity VIP Growth (AdvantEdge ™)	25,062	(1)	25,061	8.69	2,883
Fidelity VIP Growth (AnnuiChoice ™)	524,364	(5)	524,359	8.12	64,576
Fidelity VIP Growth (AnnuiChoice II ™)	222,658	(4)	222,654	10.52	21,156
Fidelity VIP Growth (GrandMaster ™)	429,041	—	429,041	9.26	46,334
Fidelity VIP Growth (GrandMaster flex3 ™)	259,736	(9)	259,727	10.51	24,702
Fidelity VIP Growth (IQ3 ™)	475,321	1	475,322	8.31	57,206
Fidelity VIP Growth (Pinnacle Plus ™)	96,660	—	96,660	11.81	8,186
Fidelity VIP Growth (IQ Advisor Standard ™)	3,995	(5)	3,990	11.19	357
Fidelity VIP High Income (AdvantEdge ™)	1,144,651	1	1,144,652	12.27	93,321
Fidelity VIP High Income (AnnuiChoice ™)	458,661	—	458,661	15.43	29,733
Fidelity VIP High Income (AnnuiChoice II ™)	766,451	—	766,451	12.86	59,577
Fidelity VIP High Income (GrandMaster flex3 ™)	14,459,956	(4)	14,459,952	16.34	884,865
Fidelity VIP High Income (IQ3 ™)	1,474,249	2	1,474,251	16.45	89,638
Fidelity VIP High Income (Pinnacle Plus ™)	123,679	(1)	123,678	15.06	8,210
Fidelity VIP Index 500 (AdvantEdge ™)	1,013,505	(2)	1,013,503	9.44	107,392
Fidelity VIP Index 500 (AnnuiChoice ™)	860,191	(3)	860,188	9.80	87,745
Fidelity VIP Index 500 (IQ3 ™)	1,125,787	(3)	1,125,784	10.21	110,248
Fidelity VIP Index 500 (AnnuiChoice II ™)	631,726	5	631,731	8.73	72,390
Fidelity VIP Index 500 (Grandmaster ™)	455,027	2	455,029	8.64	52,639
Fidelity VIP Index 500 (Grandmaster flex3 ™)	191,261	3	191,264	8.56	22,337
Fidelity VIP Index 500 (IQ Advisor Standard ™)	148,878	(13)	148,865	8.96	16,623
Fidelity VIP Index 500 (Pinnacle Plus ™)	238,897	1	238,898	12.54	19,045
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	1,409,283	(1)	1,409,282	12.06	116,874
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	2,530,764	(2)	2,530,762	16.39	154,414
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	1,249,419	2	1,249,421	12.80	97,594
Fidelity VIP Investment Grade Bond (GrandMaster ™)	1,713,972	(2)	1,713,970	12.33	139,048
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	647,944	—	647,944	13.10	49,447
Fidelity VIP Investment Grade Bond (IQ3 ™)	1,670,057	3	1,670,060	15.31	109,101
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	557,781	(1)	557,780	12.92	43,173
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	294,684	2	294,686	13.90	21,199
Fidelity VIP Mid Cap (AdvantEdge ™)	208,499	11	208,510	9.78	21,318
Fidelity VIP Mid Cap (AnnuiChoice ™)	1,634,604	(4)	1,634,600	21.19	77,157
Fidelity VIP Mid Cap (AnnuiChoice II ™)	648,966	(10)	648,956	11.05	58,738
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	661,008	—	661,008	18.75	35,252
Fidelity VIP Mid Cap (Grandmaster ™)	386,920	1	386,921	16.48	23,478
Fidelity VIP Mid Cap (IQ Annuity ™)	2,402,197	2	2,402,199	20.61	116,544
Fidelity VIP Mid Cap (Pinnacle Plus ™)	595,266	(4)	595,262	19.67	30,264
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	7,912	—	7,912	17.18	461
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	179,601	1	179,602	17.46	10,288
Fidelity VIP Overseas (AdvantEdge ™)	469,858	6	469,864	6.79	69,211
Fidelity VIP Overseas (AnnuiChoice ™)	409,097	(3)	409,094	9.71	42,123
Fidelity VIP Overseas (AnnuiChoice II ™)	294,343	7	294,350	7.96	36,992
Fidelity VIP Overseas (GrandMaster ™)	488,471	(1)	488,470	6.61	73,943
Fidelity VIP Overseas (GrandMaster flex3 ™)	172,680	—	172,680	10.70	16,133
Fidelity VIP Overseas (IQ3 ™)	506,099	(8)	506,091	9.68	52,307
Fidelity VIP Overseas (Pinnacle Plus ™)	142,855	(1)	142,854	13.13	10,879
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	8,534	1	8,535	11.15	765
Fidelity VIP Overseas (IQ Advisor Standard ™)	125,245	(1)	125,244	11.33	11,052
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	79,779	1	79,780	22.64	3,524
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	8,123	(1)	8,122	13.82	588
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	50,013	(1)	50,012	21.41	2,336
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	147,380	(2)	147,378	21.72	6,785
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	312,692	5	312,697	23.04	13,571
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	79,247	(2)	79,245	9.75	8,130

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	$121,979	$(3)	$121,976	$22.10	5,519
Van Kampen UIF U.S. Real Estate (IQ3 ™)	434,228	(1)	434,227	21.71	20,000
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	468,856	2	468,858	16.19	28,964
Franklin Growth and Income Securities (AdvantEdge ™)	83,358	—	83,358	9.65	8,640
Franklin Growth and Income Securities (AnnuiChoice ™)	1,398,531	2	1,398,533	13.73	101,876
Franklin Growth and Income Securities (AnnuiChoice II ™)	186,233	—	186,233	9.67	19,259
Franklin Growth and Income Securities (GrandMaster flex3 ™)	579,712	(10)	579,702	13.06	44,396
Franklin Growth and Income Securities (Grandmaster ™)	544,350	1	544,351	13.30	40,935
Franklin Growth and Income Securities (IQ Annuity ™)	1,750,295	(4)	1,750,291	13.18	132,828
Franklin Growth and Income Securities (Pinnacle Plus ™)	904,531	(11)	904,520	12.52	72,229
Franklin Income Securities (AdvantEdge ™)	439,792	17	439,809	10.75	40,892
Franklin Income Securities (AnnuiChoice ™)	2,606,455	2	2,606,457	18.20	143,192
Franklin Income Securities (AnnuiChoice II ™)	1,005,070	(2)	1,005,068	11.47	87,647
Franklin Income Securities (GrandMaster flex3 ™)	2,867,196	(14)	2,867,182	17.31	165,595
Franklin Income Securities (Grandmaster ™)	2,746,902	—	2,746,902	17.63	155,785
Franklin Income Securities (IQ Annuity ™)	2,737,848	(7)	2,737,841	17.47	156,693
Franklin Income Securities (Pinnacle Plus ™)	1,728,388	2	1,728,390	15.27	113,191
Franklin Income Securities (IQ Advisor Enhanced ™)	6,975	—	6,975	14.44	483
Franklin Income Securities (IQ Advisor Standard ™)	99,843	1	99,844	14.67	6,806
Franklin Large Cap Growth Securities (AdvantEdge ™)	894,072	(3)	894,069	9.44	94,667
Franklin Large Cap Growth Securities (AnnuiChoice ™)	160,917	4	160,921	13.22	12,175
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	403,237	—	403,237	10.12	39,834
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	93,950	—	93,950	12.57	7,473
Franklin Large Cap Growth Securities (Grandmaster ™)	30,724	—	30,724	12.80	2,400
Franklin Large Cap Growth Securities (IQ Annuity ™)	123,819	(1)	123,818	12.69	9,759
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	249,297	1	249,298	11.41	21,840
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	11,661	1	11,662	11.25	1,037
Franklin Mutual Shares Securities (AdvantEdge ™)	1,696,792	(6)	1,696,786	8.78	193,158
Franklin Mutual Shares Securities (AnnuiChoice ™)	1,059,584	—	1,059,584	14.93	70,974
Franklin Mutual Shares Securities (AnnuiChoice II ™)	1,101,482	12	1,101,494	9.20	119,708
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	1,322,312	4	1,322,316	14.20	93,116
Franklin Mutual Shares Securities (IQ Annuity ™)	712,651	(3)	712,648	14.33	49,730
Franklin Mutual Shares Securities (Pinnacle Plus ™)	942,962	(1)	942,961	12.97	72,723
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	272,949	(1)	272,948	12.57	21,708
Franklin Mutual Shares Securities(Grandmaster ™)	1,517,686	3	1,517,689	14.46	104,946
Franklin Small Cap Value Securities (AdvantEdge ™)	73,469	—	73,469	10.47	7,020
Franklin Small Cap Value Securities (Annuichoice ™)	108,446	2	108,448	9.13	11,876
Franklin Small Cap Value Securities (Annuichoice II ™)	136,704	(17)	136,687	9.07	15,078
Franklin Small Cap Value Securities (Grandmaster ™)	125,684	—	125,684	8.98	13,994
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	92,569	1	92,570	8.90	10,406
Franklin Small Cap Value Securities (IQ Annuuity ™)	83,118	2	83,120	8.94	9,299
Franklin Small Cap Value Securities (Pinnacle Plus ™)	153,749	—	153,749	8.85	17,382
Templeton Foriegn Securities Fund (AdvantEdge ™)	604,598	11	604,609	8.22	73,536
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	304,942	—	304,942	16.04	19,010
Templeton Foriegn Securities Fund (Grandmaster ™)	297,189	(1)	297,188	16.34	18,192
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	501,998	10	502,008	14.89	33,709
Templeton Foreign Securities Fund (AnnuiChoice ™)	573,421	(2)	573,419	16.86	34,002
Templeton Foreign Securities Fund (AnnuiChoice II ™)	411,132	(10)	411,122	9.46	43,476
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	27,677	(1)	27,676	13.51	2,049
Templeton Growth Securities (AdvantEdge ™)	107,010	—	107,010	7.89	13,566
Templeton Growth Securities (AnnuiChoice ™)	275,904	8	275,912	13.71	20,127
Templeton Growth Securities (AnnuiChoice II ™)	162,504	3	162,507	8.04	20,208
Templeton Growth Securities (GrandMaster flex3 ™)	495,639	(1)	495,638	13.04	38,011
Templeton Growth Securities (Grandmaster ™)	300,348	—	300,348	13.28	22,618
Templeton Growth Securities (IQ Annuity ™)	566,352	(3)	566,349	13.16	43,041
Templeton Growth Securities (Pinnacle Plus ™)	399,873	(1)	399,872	12.00	33,326
Invesco Van Kampen VI Comstock (AdvantEdge ™)	456,803	14	456,817	9.21	49,599
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	242,327	1	242,328	14.68	16,506
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	301,712	4	301,716	9.31	32,413
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	78,543	(7)	78,536	13.96	5,624
Invesco Van Kampen VI Comstock (Grandmaster ™)	186,699	—	186,699	14.22	13,128
Invesco Van Kampen VI Comstock (IQ Annuity ™)	355,702	(1)	355,701	14.09	25,241
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	17,031	1	17,032	12.14	1,403
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	226,009	2	226,011	12.76	17,711

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	$16,890	$(5)	$16,885	$9.89	1,708
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	21,275	—	21,275	14.34	1,484
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	54,796	—	54,796	11.20	4,894
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	43,868	—	43,868	13.64	3,217
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	2,433	(1)	2,432	13.89	175
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	238,458	—	238,458	13.76	17,329
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	42,936	—	42,936	12.01	3,575
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	63,489	—	63,489	9.95	6,378
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	22,038	—	22,038	10.17	2,167
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	138,238	(2)	138,236	10.11	13,668
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	39,084	1	39,085	10.04	3,893
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	1,830	—	1,830	9.96	184
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	36,996	(1)	36,995	10.00	3,699
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	9,781	—	9,781	9.92	986
Invesco Van Kampen VI International Growth II (Annuichoice™)	9,109	1	9,110	8.44	1,079
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	5,772	—	5,772	8.41	686
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	350,256	(1)	350,255	12.22	28,660
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	158,282	(8)	158,274	12.71	12,450
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	257,339	(2)	257,337	12.62	20,385
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	166,164	—	166,164	21.08	7,881
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	266,428	(4)	266,424	12.39	21,509
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	272,094	(1)	272,093	20.89	13,024
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	269,356	(2)	269,354	18.06	14,918
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	10,431	(1)	10,430	17.50	596
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	326,695	(3)	326,692	7.35	44,443
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	321,701	6	321,707	30.22	10,644
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	340,807	(13)	340,794	11.37	29,963
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	405,841	(14)	405,827	28.75	14,116
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	269,452	—	269,452	29.28	9,203
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	433,500	—	433,500	29.01	14,942
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	265,725	1	265,726	24.98	10,638
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	61,021	—	61,021	21.16	2,884
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	249,776	(4)	249,772	10.31	24,218
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	386,673	(15)	386,658	8.08	47,864
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	287,527	(4)	287,523	8.02	35,845
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	379,889	(8)	379,881	19.84	19,152
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	228,214	(3)	228,211	23.35	9,774
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	131,125	5	131,130	7.87	16,660
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	269,009	—	269,009	23.14	11,626
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	252,079	1	252,080	18.64	13,520
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	63,687	—	63,687	8.43	7,559
BlackRock Capital Appreciation VI (AnnuiChoice II™)	44,014	(39)	43,975	8.45	5,208
BlackRock Global Allocation VI (Advantedge™)	40,677	—	40,677	8.92	4,559
BlackRock Global Allocation VI (AnnuiChoice II™)	575,836	(2)	575,834	8.95	64,340
BlackRock Global Allocation VI (Grandmaster flex3 ™)	52,939	1	52,940	8.93	5,931
BlackRock Global Allocation VI (Grandmaster™)	17,651	1	17,652	8.94	1,975
Non-Affiliated Class B:
DWS Small Cap Index (AdvantEdge ™)	46,776	—	46,776	10.35	4,519
DWS Small Cap Index (AnnuiChoice ™)	229,442	(5)	229,437	14.36	15,982
DWS Small Cap Index (AnnuiChoice II ™)	126,766	1	126,767	10.05	12,618
DWS Small Cap Index (GrandMaster flex3 ™)	85,999	(3)	85,996	13.50	6,369
DWS Small Cap Index (Grandmaster ™)	98,828	—	98,828	12.52	7,894
DWS Small Cap Index (IQ3 ™)	270,804	6	270,810	13.63	19,874
DWS Small Cap Index (Pinnacle Plus ™)	68,407	2	68,409	14.12	4,845
DWS Small Cap Index (IQ Advisor Standard ™)	16,801	1	16,802	12.66	1,327
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	70,564	4	70,568	8.28	8,519
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)	7,806	—	7,806	8.31	939
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)	22,391	—	22,391	8.32	2,692
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	61,133	—	61,133	8.29	7,378
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	92,517	(1)	92,516	8.30	11,150
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	74,947	10	74,957	8.28	9,053

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value (AdvantEdge ™)	$233,367	$2	$233,369	$14.36	16,246
Columbia VIT Small Cap Value (AnnuiChoice ™)	118,077	—	118,077	14.60	8,088
Columbia VIT Small Cap Value (AnnuiChoice II ™)	78,283	(16)	78,267	14.54	5,384
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	69,952	—	69,952	14.38	4,863
Columbia VIT Small Cap Value (Grandmaster ™)	19,827	—	19,827	14.46	1,371
Columbia VIT Small Cap Value (Pinnacle Plus ™)	110,141	—	110,141	14.34	7,682
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	117,920	(6)	117,914	11.04	10,676
Pimco VIT All Asset (AnnuiChoice ™)	295,644	(1)	295,643	11.20	26,406
Pimco VIT All Asset (AnnuiChoice II ™)	236,533	(2)	236,531	11.23	21,064
Pimco VIT All Asset (Grandmaster ™)	398,908	(1)	398,907	11.05	36,095
Pimco VIT All Asset (GrandMaster flex3 ™)	390,494	—	390,494	10.97	35,597
Pimco VIT All Asset (IQ Annuity ™)	192,236	—	192,236	11.01	17,459
Pimco VIT All Asset (Pinnacle Plus Reduced M&E ™)	22,405	(1)	22,404	10.92	2,052
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	505,420	5	505,425	7.43	68,032
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	177,945	(6)	177,939	7.54	23,612
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	285,018	(1)	285,017	7.55	37,735
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	119,466	—	119,466	7.44	16,059
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	367,655	7	367,662	7.38	49,791
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	768,931	3	768,934	7.41	103,750
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	76,341	2	76,343	7.35	10,385
Pimco VIT Low Duration (AdvantEdge ™)	50,969	5	50,974	11.07	4,605
Pimco VIT Low Duration (AnnuiChoice ™)	328,330	7	328,337	11.35	28,936
Pimco VIT Low Duration (AnnuiChoice II ™)	1,052,180	18	1,052,198	11.25	93,512
Pimco VIT Low Duration (Grandmaster™)	136,867	12	136,879	11.20	12,220
Pimco VIT Low Duration (GrandMaster flex3 ™)	297,124	16	297,140	11.12	26,726
Pimco VIT Low Duration (IQ Annuity ™)	963,655	1	963,656	11.16	86,358
Pimco VIT Low Duration (Pinnacle Plus ™)	182,500	(15)	182,485	11.07	16,489
Pimco VIT Real Return (AdvantEdge ™)	170,328	7	170,335	12.08	14,095
Pimco VIT Real Return (AnnuiChoice ™)	559,260	(7)	559,253	12.36	45,234
Pimco VIT Real Return (AnnuiChoice II ™)	468,887	13	468,900	12.29	38,165
Pimco VIT Real Return (IQ Annuity ™)	491,962	11	491,973	12.16	40,461
Pimco VIT Real Return (Grandmaster ™)	265,254	10	265,264	12.20	21,735
Pimco VIT Real Return (GrandMaster flex3 ™)	303,640	11	303,651	12.11	25,066
Pimco VIT Real Return (Pinnacle Plus ™)	147,339	(3)	147,336	12.06	12,217
Pimco VIT Total Return (AdvantEdge ™)	6,244,532	3	6,244,535	12.31	507,455
Pimco VIT Total Return (AnnuiChoice ™)	1,322,242	17	1,322,259	12.40	106,618
Pimco VIT Total Return (AnnuiChoice II ™)	2,010,252	1	2,010,253	12.51	160,681
Pimco VIT Total Return (IQ Annuity ™)	1,384,676	—	1,384,676	12.20	113,533
Pimco VIT Total Return (Grandmaster ™)	2,337,462	2	2,337,464	12.24	190,943
Pimco VIT Total Return (GrandMaster flex3 ™)	861,894	18	861,912	12.15	70,932
Pimco VIT Total Return (Pinnacle Plus ™)	1,370,973	2	1,370,975	12.10	113,333
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	27,067	(2)	27,065	8.49	3,188
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	43,055	(2)	43,053	8.56	5,029
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	82,745	(1)	82,744	8.63	9,585
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	38,849	1	38,850	8.45	4,597
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	17,992	(1)	17,991	8.39	2,145
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	42,873	(1)	42,872	8.42	5,092
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	48,104	—	48,104	8.35	5,761
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	9,814	1	9,815	9.18	1,070
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	160,581	1	160,582	9.16	17,524
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	13,708	2	13,710	9.34	1,468
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	199,795	1	199,796	9.29	21,503
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	19,378	—	19,378	9.23	2,099
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	3,861	1	3,862	9.20	419
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	6,797	—	6,797	9.14	744
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	29,782	—	29,782	8.37	3,557
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	32,719	—	32,719	8.32	3,932
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	46,499	—	46,499	8.51	5,462
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	34,289	(1)	34,288	8.18	4,190
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	11,345	—	11,345	8.15	1,392
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	7,591	—	7,591	8.12	935

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Investor Class (continued):
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	$224,952	$—	$224,952	$7.67	29,345
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	8,832	—	8,832	7.81	1,131
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	87,342	1	87,343	7.77	11,237
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	1,695	—	1,695	7.68	221
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	19,901	—	19,901	7.70	2,585
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	4,956	1	4,957	7.65	648
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)	209,041	116	209,157	26.52	7,883
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)	348,633	2	348,635	26.30	13,258
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	219,284	2	219,286	25.83	8,491
iShares Barclays TIPS Bond ETF (Varoom)	127,226	206	127,432	27.63	4,605
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	51,261	(1)	51,260	27.39	1,871
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	8,383	86	8,469	26.33	318
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	57,506	4	57,510	26.11	2,202
iShares S&P 500 Growth Index ETF (Varoom)	16,996	57	17,053	25.63	663
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	417,769	(2)	417,767	25.47	16,402
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	15,481	—	15,481	25.42	609
iShares S&P 500 Index ETF (Varoom)	154,629	9	154,638	25.27	6,119
iShares S&P 500 Index ETF (Varoom GLWB 1)	4,973,382	(42)	4,973,340	25.11	198,035
iShares S&P 500 Index ETF (Varoom GLWB 2)	390,494	(5)	390,489	25.06	15,582
iShares S&P 500 Value Index ETF (Varoom)	16,520	(66)	16,454	24.46	675
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	267,307	(5)	267,302	24.31	10,998
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	38,472	5	38,477	24.25	1,586
iShares S&P MidCap 400 Index ETF (Varoom)	88,045	(94)	87,951	23.90	3,684
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)	1,401,806	(26)	1,401,780	23.75	59,028
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)	160,501	(4)	160,497	23.70	6,773
iShares S&P SmallCap 600 Index ETF (Varoom)	49,439	(47)	49,392	24.48	2,019
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)	714,352	(9)	714,343	24.33	29,360
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)	81,717	16	81,733	24.28	3,366
iShares S&P Citigroup International Treasury Bond (Varoom)	11,181	(7)	11,174	25.65	436
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	692,286	18	692,304	25.49	27,160
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	34,073	2	34,075	25.44	1,340
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	132,236	95	132,331	26.06	5,075
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	437,153	(4)	437,149	25.84	16,918
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	27,003	(471)	26,532	20.03	1,348
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	113,156	(11)	113,145	19.86	5,696
Vanguard MSCI EAFE ETF (Varoom)	12,908	(337)	12,571	21.07	613
Vanguard MSCI EAFE ETF (Varoom GLWB 1)	670,503	3	670,506	20.94	32,025
Vanguard MSCI EAFE ETF (Varoom GLWB 2)	43,577	4	43,581	20.89	2,086
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	8,085	142	8,227	26.87	301
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	20,072	—	20,072	26.64	753
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	262,317	(1)	262,316	24.78	10,587
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)	6,291	—	6,291	24.99	252
Vanguard REIT Index ETF (Varoom)	31,947	61	32,008	26.89	1,188
Vanguard REIT Index ETF (Varoom GLWB 2)	83,393	11	83,404	26.67	3,127
Vanguard Total Bond Market Index ETF (Varoom)	84,596	105	84,701	26.38	3,207
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	4,865,671	5	4,865,676	26.21	185,614
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	534,553	8	534,561	26.16	20,435

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$1,455	$1,479	$(24)	$1,117	$—	$7,292	$4,328	$(2,964)	$(1,847)	$(1,871)
Touchstone Aggressive ETF (AnnuiChoice ™)	11,180	7,255	3,925	88,795	—	52,972	4,634	(48,338)	40,457	44,382
Touchstone Aggressive ETF (AnnuiChoice II ™)	8,908	8,601	307	64,893	—	168,582	97,240	(71,342)	(6,449)	(6,142)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	40,154	29,178	10,976	254,361	—	151,567	22,043	(129,524)	124,837	135,813
Touchstone Aggressive ETF (Grandmaster ™)	1,245	947	298	2,731	—	5,985	2,201	(3,784)	(1,053)	(755)
Touchstone Aggressive ETF (IQ Annuity ™)	43,956	46,491	(2,535)	(31,707)	—	(194,212)	(194,158)	54	(31,653)	(34,188)
Touchstone Aggressive ETF (IQ Advisor Standard™)	189	81	108	21	—	2,256	2,041	(215)	(194)	(86)
Touchstone Aggressive ETF (Pinnacle Plus ™)	1,765	4,632	(2,867)	43,035	—	75,641	27,323	(48,318)	(5,283)	(8,150)
Touchstone Baron Small Cap Growth (AdvantEdge ™)	—	7,812	(7,812)	14,545	—	75,570	85,396	9,826	24,371	16,559
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	—	2,726	(2,726)	34,894	—	56,493	29,744	(26,749)	8,145	5,419
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	—	8,606	(8,606)	138,856	—	320,479	205,604	(114,875)	23,981	15,375
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	—	7,594	(7,594)	73,642	—	178,113	127,460	(50,653)	22,989	15,395
Touchstone Baron Small Cap Growth (Grandmaster ™)	—	9,669	(9,669)	191,251	—	275,046	46,475	(228,571)	(37,320)	(46,989)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	—	50	(50)	178	—	551	735	184	362	312
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	—	1,050	(1,050)	57,652	—	57,113	17,847	(39,266)	18,386	17,336
Touchstone Baron Small Cap Growth (IQ Annuity ™)	—	39,423	(39,423)	(1,623)	—	402,918	569,316	166,398	164,775	125,352
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	—	7,643	(7,643)	(2,769)	—	56,061	72,410	16,349	13,580	5,937
Touchstone Conservative ETF (AdavatEdge ™)	6,080	5,173	907	2,263	—	18,569	21,059	2,490	4,753	5,660
Touchstone Conservative ETF (AnnuiChoice ™)	17,871	8,250	9,621	2,206	—	59,171	67,316	8,145	10,351	19,972
Touchstone Conservative ETF (AnnuiChoice II ™)	25,569	15,102	10,467	11,921	—	60,934	65,718	4,784	16,705	27,172
Touchstone Conservative ETF (GrandMaster flex3 ™)	11,221	11,176	45	59,617	—	48,952	7,171	(41,781)	17,836	17,881
Touchstone Conservative ETF (Grandmaster ™)	7,410	6,315	1,095	2,685	—	15,257	23,950	8,693	11,378	12,473
Touchstone Conservative ETF (IQ Advisor Standard ™)	2,728	848	1,880	109	—	14,150	16,079	1,929	2,038	3,918
Touchstone Conservative ETF (IQ Annuity ™)	23,353	17,690	5,663	5,982	—	70,589	79,643	9,054	15,036	20,699
Touchstone Conservative ETF (Pinnacle Plus ™)	4,519	2,852	1,667	702	—	10,525	10,487	(38)	664	2,331
Touchstone Core Bond (AdvantEdge ™)	10,994	2,364	8,630	4,936	—	423	(5,259)	(5,682)	(746)	7,884
Touchstone Core Bond (AnnuiChoice ™)	41,906	6,480	35,426	40,966	—	19,549	(17,881)	(37,430)	3,536	38,962
Touchstone Core Bond (AnnuiChoice II ™)	12,935	3,358	9,577	6,974	—	4,071	7,121	3,050	10,024	19,601
Touchstone Core Bond (GrandMaster flex3 ™)	22,817	6,739	16,078	23,512	—	20,009	6,974	(13,035)	10,477	26,555
Touchstone Core Bond (Grandmaster ™)	107,938	17,018	90,920	36,625	—	10,765	(53,647)	(64,412)	(27,787)	63,133
Touchstone Core Bond (IQ Annuity ™)	28,466	8,147	20,319	7,489	—	28,392	37,344	8,952	16,441	36,760
Touchstone Core Bond (Pinnacle Plus ™)	34,048	9,449	24,599	32,900	—	15,360	(10,228)	(25,588)	7,312	31,911
Touchstone Core Bond (IQ Advisor Standard ™)	8,193	1,006	7,187	241	—	7,246	12,444	5,198	5,439	12,626
Touchstone Enhanced ETF (AdvantEdge ™)	3,532	6,433	(2,901)	2,055	—	54,694	31,588	(23,106)	(21,051)	(23,952)
Touchstone Enhanced ETF (AnnuiChoice ™)	8,923	9,380	(457)	(16,098)	—	(71,118)	(118,120)	(47,002)	(63,100)	(63,557)
Touchstone Enhanced ETF (AnnuiChoice II ™)	1,943	1,706	237	905	—	24,849	26,159	1,310	2,215	2,452
Touchstone Enhanced ETF (GrandMaster flex3 ™)	5,337	13,227	(7,890)	190,442	—	290,825	75,326	(215,499)	(25,057)	(32,947)
Touchstone Enhanced ETF (Grandmaster ™)	848	2,343	(1,495)	26,651	—	48,117	15,100	(33,017)	(6,366)	(7,861)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	$158	$274	$(116)	$(6,505)	$—	$(4,568)	$1,585	$6,153	$(352)	$(468)
Touchstone Enhanced ETF (IQ Advisor Standard ™)	1,527	1,064	463	(598)	—	(47,029)	(55,113)	(8,084)	(8,682)	(8,219)
Touchstone Enhanced ETF (IQ Annuity ™)	27,804	52,984	(25,180)	(433,204)	—	(565,382)	(317,283)	248,099	(185,105)	(210,285)
Touchstone Enhanced ETF (Pinnacle Plus ™)	2,265	4,823	(2,558)	19,559	—	79,760	49,185	(30,575)	(11,016)	(13,574)
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	2,548	3,234	(686)	1,771	—	46,814	42,563	(4,251)	(2,480)	(3,166)
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	5,037	4,690	347	1,916	—	33,679	35,732	2,053	3,969	4,316
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	708	577	131	442	—	7,278	6,778	(500)	(58)	73
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	498	430	68	101	—	4,935	4,779	(156)	(55)	13
Touchstone High Yield (AnnuiChoice ™)	26,114	3,204	22,910	27,703	—	35,277	2,426	(32,851)	(5,148)	17,762
Touchstone High Yield (AnnuiChoice II ™)	12,665	1,853	10,812	8,120	—	20,681	8,985	(11,696)	(3,576)	7,236
Touchstone High Yield (GrandMaster flex3 ™)	103,172	10,440	92,732	86,676	—	61,254	(84,631)	(145,885)	(59,209)	33,523
Touchstone High Yield (Grandmaster ™)	43,372	3,104	40,268	(7,302)	—	(14,045)	(35,585)	(21,540)	(28,842)	11,426
Touchstone High Yield (IQ Annuity ™)	65,331	7,959	57,372	11,970	—	(15,908)	(59,755)	(43,847)	(31,877)	25,495
Touchstone High Yield (IQ Advisor Standard™)	—	218	(218)	4,197	—	2,289	—	(2,289)	1,908	1,690
Touchstone High Yield (Pinnacle Plus ™)	21,945	5,344	16,601	50,383	—	34,401	(14,412)	(48,813)	1,570	18,171
Touchstone High Yield (AdvantEdge ™)	106,056	13,732	92,324	(31,887)	—	(87,892)	(87,301)	591	(31,296)	61,028
Touchstone Large Cap Core Equity (AdvantEdge ™)	10,234	6,971	3,263	5,487	—	20,920	17,853	(3,067)	2,420	5,683
Touchstone Large Cap Core Equity (AnnuiChoice ™)	11,392	8,950	2,442	(54,068)	—	85,557	123,338	37,781	(16,287)	(13,845)
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	5,315	3,070	2,245	(4,721)	—	12,873	18,955	6,082	1,361	3,606
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	5,836	6,179	(343)	(32,404)	—	10,664	43,286	32,622	218	(125)
Touchstone Large Cap Core Equity (Grandmaster ™)	967	10,830	(9,863)	108,946	—	210,453	2,041	(208,412)	(99,466)	(109,329)
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	353	121	232	(129)	—	(1,869)	(1,484)	385	256	488
Touchstone Large Cap Core Equity (IQ Annuity ™)	7,479	7,348	131	(24,988)	—	(29,511)	6,622	36,133	11,145	11,276
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	6,534	8,960	(2,426)	12,517	—	40,619	14,094	(26,525)	(14,008)	(16,434)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™)	—	9	(9)	66	—	20	1	(19)	47	38
Touchstone Mid Cap Growth (AdvantEdge ™)	101	(392)	493	(22,976)	—	7,785	(5,542)	(13,327)	(36,303)	(35,810)
Touchstone Mid Cap Growth (AnnuiChoice ™)	5,547	19,266	(13,719)	(153,969)	—	313,830	248,246	(65,584)	(219,553)	(233,272)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	3,716	14,072	(10,356)	(62,541)	—	(34,978)	(106,387)	(71,409)	(133,950)	(144,306)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	400	2,480	(2,080)	52,054	—	61,618	(12,693)	(74,311)	(22,257)	(24,337)
Touchstone Mid Cap Growth (Grandmaster ™)	177	893	(716)	13,993	—	29,818	9,791	(20,027)	(6,034)	(6,750)
Touchstone Mid Cap Growth (IQ Annuity ™)	2,105	10,010	(7,905)	(89,666)	—	93,749	97,917	4,168	(85,498)	(93,403)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	1,595	8,112	(6,517)	6,410	—	59,812	(19,669)	(79,481)	(73,071)	(79,588)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	—	11	(11)	180	—	147	2	(145)	35	24
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	14	26	(12)	11	—	1,923	1,399	(524)	(513)	(525)
Touchstone Moderate ETF (AdvantEdge ™)	19,178	14,746	4,432	1,101	—	29,846	24,411	(5,435)	(4,334)	98
Touchstone Moderate ETF (AnnuiChoice ™)	70,834	36,231	34,603	18,475	—	208,897	187,390	(21,507)	(3,032)	31,571
Touchstone Moderate ETF (AnnuiChoice II ™)	45,243	25,489	19,754	29,900	—	302,153	266,681	(35,472)	(5,572)	14,182
Touchstone Moderate ETF (GrandMaster flex3 ™)	45,336	37,811	7,525	(4,126)	—	296,662	308,309	11,647	7,521	15,046

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster ™)	$4,401	$3,020	$1,381	$(1,188)	$—	$21,297	$22,533	$1,236	$48	$1,429
Touchstone Moderate ETF (IQ Annuity ™)	40,194	30,884	9,310	(26,531)	—	57,634	89,437	31,803	5,272	14,582
Touchstone Moderate ETF (Pinnacle Plus ™)	10,283	11,479	(1,196)	62,206	—	153,121	93,878	(59,243)	2,963	1,767
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	788	351	437	745	—	3,858	3,178	(680)	65	502
Touchstone Moderate ETF (IQ Advisor Standard ™)	2,494	728	1,766	120	—	15,763	15,350	(413)	(293)	1,473
Touchstone Money Market (AdvantEdge ™)	173	22,720	(22,547)	—	—	—	—	—	—	(22,547)
Touchstone Money Market (AnnuiChoice ™)	175	13,299	(13,124)	—	—	8	8	—	—	(13,124)
Touchstone Money Market (AnnuiChoice II ™)	254	21,520	(21,266)	—	—	—	—	—	—	(21,266)
Touchstone Money Market (Grandmaster ™)	495	50,010	(49,515)	—	—	13	13	—	—	(49,515)
Touchstone Money Market (GrandMaster flex3™)	219	26,915	(26,696)	—	—	—	—	—	—	(26,696)
Touchstone Money Market (IQ Advisor Standard ™)	46	2,452	(2,406)	—	—	—	—	—	—	(2,406)
Touchstone Money Market (IQ Annuity ™)	57	4,513	(4,456)	—	—	40	40	—	—	(4,456)
Touchstone Money Market (IQ3 ™)	509	58,117	(57,608)	—	—	—	—	—	—	(57,608)
Touchstone Money Market (Pinnacle Plus ™)	189	24,194	(24,005)	—	—	—	—	—	—	(24,005)
Touchstone Third Avenue Value (AdvantEdge ™)	13,917	10,314	3,603	32,673	—	83,742	(62,547)	(146,289)	(113,616)	(110,013)
Touchstone Third Avenue Value (AnnuiChoice ™)	48,282	24,887	23,395	(338,682)	—	116,306	48,919	(67,387)	(406,069)	(382,674)
Touchstone Third Avenue Value (AnnuiChoice II ™)	20,729	11,027	9,702	(70,970)	—	5,901	(91,053)	(96,954)	(167,924)	(158,222)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	14,749	13,156	1,593	89,084	—	213,967	(1,833)	(215,800)	(126,716)	(125,123)
Touchstone Third Avenue Value (Grandmaster ™)	21,004	14,216	6,788	(148,598)	—	(136,247)	(169,085)	(32,838)	(181,436)	(174,648)
Touchstone Third Avenue Value (IQ Annuity ™)	52,480	36,364	16,116	(408,166)	—	(389,076)	(406,517)	(17,441)	(425,607)	(409,491)
Touchstone Third Avenue Value (Pinnacle Plus ™)	19,949	16,517	3,432	113,399	—	179,749	(85,728)	(265,477)	(152,078)	(148,646)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	26	28	(2)	(2,490)	—	(2,396)	(26)	2,370	(120)	(122)
Touchstone Third Avenue Value (IQ Advisor Standard ™)	9,082	3,592	5,490	(173,750)	—	(74,960)	(4,775)	70,185	(103,565)	(98,075)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	2,451	1,819	632	11,431	—	71,262	60,627	(10,635)	796	1,428
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	2,068	2,426	(358)	28,573	—	72,773	46,676	(26,097)	2,476	2,118
JP Morgan IT Mid Cap Value (Grandmaster ™)	932	952	(20)	1,926	—	26,165	24,295	(1,870)	56	36
JP Morgan IT Mid Cap Value (IQ3 ™)	785	862	(77)	2,957	—	22,902	20,154	(2,748)	209	132
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	1,069	1,235	(166)	6,150	—	29,359	24,002	(5,357)	793	627
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	232,824	130,918	101,906	(336,785)	—	(1,983,802)	(1,757,441)	226,361	(110,424)	(8,518)
Fidelity VIP Growth (Grandmaster ™)	50,640	96,525	(45,885)	277,927	—	1,224,714	921,842	(302,872)	(24,945)	(70,830)
Fidelity VIP High Income (Grandmaster ™)	198,633	38,805	159,828	343,849	—	271,084	(150,796)	(421,880)	(78,031)	81,797
Fidelity VIP II Asset Manager (Grandmaster ™)	166,193	96,280	69,913	50,056	—	188,436	(180,431)	(368,867)	(318,811)	(248,898)
Fidelity VIP II Contrafund (Grandmaster ™)	115,080	161,960	(46,880)	(699,730)	—	(3,418,709)	(3,076,782)	341,927	(357,803)	(404,683)
Fidelity VIP II Index 500 (Grandmaster ™)	192,898	60,587	132,311	223,608	—	(222,596)	(539,629)	(317,033)	(93,425)	38,886
Fidelity VIP II Index 500 (IQ Annuity ™)	13,082	4,512	8,570	6,222	—	69,806	56,221	(13,585)	(7,363)	1,207
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	23,383	4,018	19,365	2,362	—	14,893	17,645	2,752	5,114	24,479
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,937	569	2,368	28	—	1,764	2,294	530	558	2,926

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	$180,262	$42,844	$137,418	$57,714	$—	$127,069	$113,478	$(13,591)	$44,123	$181,541
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	16,758	5,148	11,610	8,213	—	14,720	13,087	(1,633)	6,580	18,190
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	62,586	15,759	46,827	5,683	—	37,468	45,710	8,242	13,925	60,752
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	5,431	1,545	3,886	218	—	3,231	4,099	868	1,086	4,972
Fidelity VIP III Balanced (Grandmaster ™)	40,600	30,445	10,155	1,966	—	128,519	9,966	(118,553)	(116,587)	(106,432)
Fidelity VIP Overseas (AnnuiChoice ™)	2,336	1,469	867	(2,142)	—	(30,114)	(56,231)	(26,117)	(28,259)	(27,392)
Fidelity VIP Overseas (AnnuiChoice II ™)	965	708	257	(1,717)	—	(22,790)	(32,817)	(10,027)	(11,744)	(11,487)
Fidelity VIP Overseas (Grandmaster ™)	44,888	38,224	6,664	(15,737)	—	(617,714)	(1,158,328)	(540,614)	(556,351)	(549,687)
Fidelity VIP Overseas (Grandmaster flex3 ™)	83	217	(134)	9,119	—	15,285	6,660	(8,625)	494	360
Fidelity VIP Overseas (IQ Annuity ™)	328	319	9	(1,799)	—	(2,936)	(5,130)	(2,194)	(3,993)	(3,984)
Fidelity VIP Overseas (Pinnacle Plus ™)	1,219	1,176	43	4,791	—	22,882	2,317	(20,565)	(15,774)	(15,731)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	8,924	5,398	3,526	(8,463)	—	(108,183)	(104,946)	3,237	(5,226)	(1,700)
Fidelity VIP Growth (IQ Annuity ™)	2,199	5,229	(3,030)	5,561	—	142,387	134,369	(8,018)	(2,457)	(5,487)
Fidelity VIP High Income (IQ Annuity ™)	16,816	6,706	10,110	5,652	—	(32,821)	(12,220)	20,601	26,253	36,363
Fidelity VIP II Asset Manager (IQ Annuity ™)	2,173	1,387	786	(1,425)	—	12,846	10,134	(2,712)	(4,137)	(3,351)
Fidelity VIP II Contrafund (IQ Annuity ™)	7,353	12,252	(4,899)	(24,000)	—	68,094	64,320	(3,774)	(27,774)	(32,673)
Fidelity VIP III Balanced (IQ Annuity ™)	2,275	1,885	390	738	—	9,552	1,841	(7,711)	(6,973)	(6,583)
Fidelity VIP III Mid Cap (Grandmaster ™)	4,754	20,994	(16,240)	(6,597)	—	201,527	40,569	(160,958)	(167,555)	(183,795)
Fidelity VIP III Mid Cap (IQ Annuity ™)	2,961	14,017	(11,056)	1,236	—	77,415	(28,648)	(106,063)	(104,827)	(115,883)
Fidelity VIP Overseas (IQ Annuity ™)	668	605	63	(4,800)	—	(12,184)	(16,364)	(4,180)	(8,980)	(8,917)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	1,861	1,332	529	4,799	—	11,986	4,049	(7,937)	(3,138)	(2,609)
Fidelity VIP Asset Manager (AnnuiChoice ™)	6,914	3,222	3,692	(4,509)	—	(2,708)	(13,859)	(11,151)	(15,660)	(11,968)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	703	475	228	3,684	—	4,891	171	(4,720)	(1,036)	(808)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	2,578	2,271	307	10,845	—	42,767	24,990	(17,777)	(6,932)	(6,625)
Fidelity VIP Asset Manager (IQ3 ™)	5,276	3,657	1,619	(3,494)	—	12,843	5,086	(7,757)	(11,251)	(9,632)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	1,492	1,293	199	1,664	—	11,001	7,732	(3,269)	(1,605)	(1,406)
Fidelity VIP Balanced (AdvantEdge ™)	3,280	2,867	413	5,872	—	20,864	6,831	(14,033)	(8,161)	(7,748)
Fidelity VIP Balanced (AnnuiChoice ™)	11,992	8,194	3,798	21,828	—	87,604	32,374	(55,230)	(33,402)	(29,604)
Fidelity VIP Balanced (AnnuiChoice II ™)	6,332	4,012	2,320	16,502	—	52,227	18,301	(33,926)	(17,424)	(15,104)
Fidelity VIP Balanced (GrandMaster flex3 ™)	5,041	5,384	(343)	25,592	—	31,918	(2,605)	(34,523)	(8,931)	(9,274)
Fidelity VIP Balanced (Grandmaster ™)	19,435	15,022	4,413	(2,628)	—	26,767	(33,627)	(60,394)	(63,022)	(58,609)
Fidelity VIP Balanced (IQ3 ™)	14,110	12,989	1,121	(8,907)	—	67,796	26,616	(41,180)	(50,087)	(48,966)
Fidelity VIP Balanced (Pinnacle Plus ™)	2,259	2,785	(526)	3,170	—	11,071	(1,310)	(12,381)	(9,211)	(9,737)
Fidelity VIP Balanced (IQ Advisor Standard ™)	2,978	1,022	1,956	(22)	—	(3,010)	(12,430)	(9,420)	(9,442)	(7,486)
Fidelity VIP Contrafund (AdvantEdge ™)	19,993	36,146	(16,153)	101,095	—	256,571	40,116	(216,455)	(115,360)	(131,513)
Fidelity VIP Contrafund (AnnuiChoice ™)	27,189	36,322	(9,133)	(46,172)	—	744,767	671,279	(73,488)	(119,660)	(128,793)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice II ™)	$17,191	$23,900	$(6,709)	$73,894	$—	$459,565	$314,197	$(145,368)	$(71,474)	$(78,183)
Fidelity VIP Contrafund (GrandMaster flex3 ™)	13,472	29,134	(15,662)	247,743	—	675,235	376,975	(298,260)	(50,517)	(66,179)
Fidelity VIP Contrafund (IQ3 ™)	33,517	67,633	(34,116)	(457,559)	—	(285,439)	29,928	315,367	(142,192)	(176,308)
Fidelity VIP Contrafund (Pinnacle Plus ™)	11,451	26,094	(14,643)	219,200	—	310,363	45,367	(264,996)	(45,796)	(60,439)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	1,871	1,368	503	8,571	—	21,045	6,130	(14,915)	(6,344)	(5,841)
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	3	36	(33)	15	—	769	717	(52)	(37)	(70)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	117	1,128	(1,011)	(3,260)	—	22,640	23,986	1,346	(1,914)	(2,925)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	50	591	(541)	1,178	—	6,432	(21)	(6,453)	(5,275)	(5,816)
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	33	514	(481)	414	—	4,150	4,302	152	566	85
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	35	537	(502)	(3,943)	—	516	3,637	3,121	(822)	(1,324)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	69	1,114	(1,045)	(1,803)	—	2,063	5,417	3,354	1,551	506
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	8	126	(118)	353	—	1,552	1,165	(387)	(34)	(152)
Fidelity VIP Equity-Income (AdvantEdge ™)	1,803	1,160	643	2,562	—	8,834	5,189	(3,645)	(1,083)	(440)
Fidelity VIP Equity-Income (AnnuiChoice ™)	28,390	12,612	15,778	(93,546)	—	(257,189)	(181,334)	75,855	(17,691)	(1,913)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	9,754	5,270	4,484	36,903	—	87,846	44,450	(43,396)	(6,493)	(2,009)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	6,259	3,179	3,080	(22,920)	—	12,583	31,947	19,364	(3,556)	(476)
Fidelity VIP Equity-Income (IQ3 ™)	14,735	10,101	4,634	(103,237)	—	(103,513)	(4,248)	99,265	(3,972)	662
Fidelity VIP Equity-Income (Pinnacle Plus ™)	16,522	6,822	9,700	(16,120)	—	(13,076)	(38,791)	(25,715)	(41,835)	(32,135)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	490	126	364	(120)	—	(1,783)	(2,006)	(223)	(343)	21
Fidelity Freedom 2010 (Adnavtedge ™)	4,220	2,932	1,288	2,784	—	15,549	8,331	(7,218)	(4,434)	(3,146)
Fidelity Freedom 2010 (AnnuiChoice ™)	107	47	60	(25)	—	(229)	(334)	(105)	(130)	(70)
Fidelity Freedom 2010 (AnnuiChoice II ™)	5,712	2,820	2,892	(411)	—	12,625	6,225	(6,400)	(6,811)	(3,919)
Fidelity Freedom 2010 (GrandMaster ™)	847	523	324	5,280	—	7,186	1,471	(5,715)	(435)	(111)
Fidelity Freedom 2010 (Grandmaster flex3 ™)	—	41	(41)	42	—	—	(1)	(1)	41	—
Fidelity Freedom 2010 (IQ Annuity ™)	3,549	2,238	1,311	(552)	—	20,212	16,765	(3,447)	(3,999)	(2,688)
Fidelity Freedom 2010 (Pinnacle Plus ™)	454	395	59	504	—	1,263	(1,307)	(2,570)	(2,066)	(2,007)
Fidelity Freedom 2015 (AdvantEdge ™)	3,726	2,414	1,312	(253)	—	987	(5,372)	(6,359)	(6,612)	(5,300)
Fidelity Freedom 2015 (AnnuiChoice ™)	—	74	(74)	403	—	(641)	—	641	1,044	970
Fidelity Freedom 2015 (AnnuiChoice II ™)	4,307	2,114	2,193	(396)	—	1,718	(3,192)	(4,910)	(5,306)	(3,113)
Fidelity Freedom 2015 (GrandMaster ™)	—	56	(56)	3,080	—	2,434	2	(2,432)	648	592
Fidelity Freedom 2015 (IQ Annuity ™)	1,965	1,627	338	(6,380)	—	(4,035)	(814)	3,221	(3,159)	(2,821)
Fidelity Freedom 2015 (IQ Advisor Standard ™)	6,374	1,592	4,782	9	—	—	(8,998)	(8,998)	(8,989)	(4,207)
Fidelity Freedom 2015 (Pinnacle Plus ™)	2,620	1,714	906	(37)	—	9,309	6,750	(2,559)	(2,596)	(1,690)
Fidelity Freedom 2020 (AdvantEdge ™)	4,547	3,156	1,391	781	—	23,459	15,774	(7,685)	(6,904)	(5,513)
Fidelity Freedom 2020 (AnnuiChoice ™)	716	337	379	(344)	—	4,090	3,706	(384)	(728)	(349)
Fidelity Freedom 2020 (AnnuiChoice II ™)	15,913	7,895	8,018	(1,416)	—	89,066	66,105	(22,961)	(24,377)	(16,359)
Fidelity Freedom 2020 (GrandMaster ™)	851	496	355	103	—	6,292	4,894	(1,398)	(1,295)	(940)
Fidelity Freedom 2020 (IQ Annuity ™)	912	572	340	(70)	—	(3,325)	(4,640)	(1,315)	(1,385)	(1,045)
Fidelity Freedom 2020 (Pinnacle Plus ™)	392	283	109	46	—	2,654	2,013	(641)	(595)	(486)
Fidelity Freedom 2025 (AnnuiChoice II ™)	3,753	2,032	1,721	(261)	—	378	(7,358)	(7,736)	(7,997)	(6,276)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2025 (GrandMaster ™)	$38	$24	$14	$(4)	$—	$(175)	$(250)	$(75)	$(79)	$(65)
Fidelity Freedom 2025 (Pinnacle Plus ™)	158	125	33	(27)	—	(415)	(717)	(302)	(329)	(296)
Fidelity Freedom 2030 (AdvantEdge ™)	1,945	1,456	489	319	—	8,599	3,858	(4,741)	(4,422)	(3,933)
Fidelity Freedom 2030 (AnnuiChoice II ™)	3,216	2,661	555	(17,574)	—	(3,244)	4,732	7,976	(9,598)	(9,043)
Fidelity Freedom 2030 (IQ Annuity ™)	844	539	305	(48)	—	781	(1,109)	(1,890)	(1,938)	(1,633)
Fidelity VIP Growth (AdvantEdge ™)	191	(638)	829	(25,965)	—	7,429	206	(7,223)	(33,188)	(32,359)
Fidelity VIP Growth (AnnuiChoice ™)	3,037	6,594	(3,557)	(26,676)	—	(65,230)	(36,274)	28,956	2,280	(1,277)
Fidelity VIP Growth (AnnuiChoice II ™)	1,114	2,576	(1,462)	31,764	—	49,630	19,404	(30,226)	1,538	76
Fidelity VIP Growth (GrandMaster ™)	2,650	7,838	(5,188)	118,128	—	133,947	13,822	(120,125)	(1,997)	(7,185)
Fidelity VIP Growth (GrandMaster flex3 ™)	1,529	5,318	(3,789)	(18,806)	—	4,678	21,168	16,490	(2,316)	(6,105)
Fidelity VIP Growth (IQ3 ™)	2,337	7,219	(4,882)	(22,660)	—	(4,291)	15,695	19,986	(2,674)	(7,556)
Fidelity VIP Growth (Pinnacle Plus ™)	567	2,042	(1,475)	(1,180)	—	3,684	6,134	2,450	1,270	(205)
Fidelity VIP Growth (IQ Advisor Standard ™)	20	25	(5)	(3)	—	(404)	(423)	(19)	(22)	(27)
Fidelity VIP High Income (AdvantEdge ™)	72,924	13,727	59,197	(70,412)	—	(14,751)	(63,795)	(49,044)	(119,456)	(60,259)
Fidelity VIP High Income (AnnuiChoice ™)	26,037	4,624	21,413	7,978	—	(10,172)	(21,435)	(11,263)	(3,285)	18,128
Fidelity VIP High Income (AnnuiChoice II ™)	50,250	6,579	43,671	2,696	—	(13,552)	(39,810)	(26,258)	(23,562)	20,109
Fidelity VIP High Income (GrandMaster flex3 ™)	979,517	180,532	798,985	63,838	—	(265,801)	(781,741)	(515,940)	(452,102)	346,883
Fidelity VIP High Income (IQ3 ™)	90,965	20,842	70,123	14,411	—	(36,311)	(66,307)	(29,996)	(15,585)	54,538
Fidelity VIP High Income (Pinnacle Plus ™)	8,560	2,087	6,473	(1,466)	—	1,401	(1,374)	(2,775)	(4,241)	2,232
Fidelity VIP Index 500 (AdvantEdge ™)	30,639	12,281	18,358	7,918	—	44,096	12,872	(31,224)	(23,306)	(4,948)
Fidelity VIP Index 500 (AnnuiChoice ™)	40,152	10,025	30,127	(64,007)	—	(26,409)	14,759	41,168	(22,839)	7,288
Fidelity VIP Index 500 (IQ3 ™)	53,617	18,864	34,753	117,737	—	347,657	198,639	(149,018)	(31,281)	3,472
Fidelity VIP Index 500 (AnnuiChoice II ™)	25,704	7,393	18,311	30,286	—	78,686	38,807	(39,879)	(9,593)	8,718
Fidelity VIP Index 500 (Grandmaster ™)	23,067	7,483	15,584	(80,188)	—	(69,631)	2,405	72,036	(8,152)	7,432
Fidelity VIP Index 500 (Grandmaster flex3 ™)	11,195	3,592	7,603	56,525	—	77,903	18,525	(59,378)	(2,853)	4,750
Fidelity VIP Index 500 (IQ Advisor Standard ™)	9,973	1,310	8,663	75,716	—	81,777	9,517	(72,260)	3,456	12,119
Fidelity VIP Index 500 (Pinnacle Plus ™)	10,788	4,449	6,339	(29,027)	—	(6,266)	12,101	18,367	(10,660)	(4,321)
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	74,950	20,383	54,567	7,398	—	(8,786)	(2,901)	5,885	13,283	67,850
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	159,760	29,813	129,947	28,331	—	131,435	148,789	17,354	45,685	175,632
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	69,086	13,832	55,254	14,795	—	27,196	24,639	(2,557)	12,238	67,492
Fidelity VIP Investment Grade Bond (GrandMaster ™)	109,139	29,145	79,994	138,829	—	124,657	32,965	(91,692)	47,137	127,131
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	39,873	10,713	29,160	33,349	—	59,970	34,088	(25,882)	7,467	36,627
Fidelity VIP Investment Grade Bond (IQ3 ™)	99,364	26,257	73,107	1,829	—	53,053	75,177	22,124	23,953	97,060
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	36,828	12,617	24,211	34,981	—	28,550	10,988	(17,562)	17,419	41,630
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	21,033	2,193	18,840	(2,547)	—	(9,107)	(2,314)	6,793	4,246	23,086
Fidelity VIP Mid Cap (AdvantEdge ™)	528	6,647	(6,119)	44,927	—	86,441	(9,948)	(96,389)	(51,462)	(57,581)
Fidelity VIP Mid Cap (AnnuiChoice ™)	3,674	23,708	(20,034)	82,371	—	732,129	364,790	(367,339)	(284,968)	(305,002)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	1,385	7,918	(6,533)	69,765	—	189,732	44,280	(145,452)	(75,687)	(82,220)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets/ resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	$1,460	$13,919	$(12,459)	$187,779	$—	$441,349	$153,774	$(287,575)	$(99,796)	$(112,255)
Fidelity VIP Mid Cap (Grandmaster ™)	811	16,756	(15,945)	255,827	—	473,086	(9,403)	(482,489)	(226,662)	(242,607)
Fidelity VIP Mid Cap (IQ Annuity ™)	5,238	32,887	(27,649)	485,736	—	757,239	45,074	(712,165)	(226,429)	(254,078)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	1,290	15,884	(14,594)	3,897	—	191,137	74,223	(116,914)	(113,017)	(127,611)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	17	108	(91)	598	—	1,896	12	(1,884)	(1,286)	(1,377)
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	389	748	(359)	43,490	—	46,816	(6,057)	(52,873)	(9,383)	(9,742)
Fidelity VIP Overseas (AdvantEdge ™)	7,090	7,036	54	(2,395)	—	59,942	(32,459)	(92,401)	(94,796)	(94,742)
Fidelity VIP Overseas (AnnuiChoice ™)	6,745	5,360	1,385	(9,043)	—	96,510	14,622	(81,888)	(90,931)	(89,546)
Fidelity VIP Overseas (AnnuiChoice II ™)	4,700	3,810	890	25,677	—	55,307	(38,392)	(93,699)	(68,022)	(67,132)
Fidelity VIP Overseas (GrandMaster ™)	8,281	9,971	(1,690)	(153,799)	—	(105,852)	(53,127)	52,725	(101,074)	(102,764)
Fidelity VIP Overseas (GrandMaster flex3 ™)	3,068	4,460	(1,392)	59,370	—	104,008	1,389	(102,619)	(43,249)	(44,641)
Fidelity VIP Overseas (IQ3 ™)	8,135	7,019	1,116	86,168	—	113,503	(51,489)	(164,992)	(78,824)	(77,708)
Fidelity VIP Overseas (Pinnacle Plus ™)	2,357	2,539	(182)	(20,449)	—	12,822	(3,465)	(16,287)	(36,736)	(36,918)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	148	125	23	(402)	—	(238)	(2,408)	(2,170)	(2,572)	(2,549)
Fidelity VIP Overseas (IQ Advisor Standard ™)	2,107	1,019	1,088	(31,847)	—	(83,181)	(75,822)	7,359	(24,488)	(23,400)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	4,642	995	3,647	1,496	—	8,798	9,833	1,035	2,531	6,178
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	371	91	280	(10)	—	200	375	175	165	445
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	3,369	1,098	2,271	866	—	9,454	10,066	612	1,478	3,749
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	7,182	2,246	4,936	(1,498)	—	(1,820)	2,883	4,703	3,205	8,141
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	2,752	3,569	(817)	15,121	—	32,046	40,440	8,394	23,515	22,698
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	661	910	(249)	(3,013)	—	(36,725)	(29,874)	6,851	3,838	3,589
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	1,082	2,036	(954)	1,616	—	12,099	17,003	4,904	6,520	5,566
Van Kampen UIF U.S. Real Estate (IQ3 ™)	3,739	6,484	(2,745)	(33,238)	—	(33,092)	22,134	55,226	21,988	19,243
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	9,671	7,888	1,783	(51,486)	—	(16,738)	(31,033)	(14,295)	(65,781)	(63,998)
Franklin Growth and Income Securities (AdvantEdge ™)	1,350	592	758	399	—	6,644	5,835	(809)	(410)	348
Franklin Growth and Income Securities (AnnuiChoice ™)	51,147	13,958	37,189	(130,820)	—	(261,298)	(148,702)	112,596	(18,224)	18,965
Franklin Growth and Income Securities (AnnuiChoice II ™)	6,321	1,846	4,475	1,222	—	21,936	16,645	(5,291)	(4,069)	406
Franklin Growth and Income Securities (GrandMaster flex3 ™)	23,852	9,916	13,936	(76,567)	—	(79,637)	(12,601)	67,036	(9,531)	4,405
Franklin Growth and Income Securities (Grandmaster ™)	23,384	8,399	14,985	(133,087)	—	(163,817)	(48,094)	115,723	(17,364)	(2,379)
Franklin Growth and Income Securities (IQ Annuity ™)	70,898	27,638	43,260	(213,796)	—	(364,676)	(166,228)	198,448	(15,348)	27,912
Franklin Growth and Income Securities (Pinnacle Plus ™)	13,709	9,932	3,777	(61,857)	—	(74,013)	(26,962)	47,051	(14,806)	(11,029)
Franklin Income Securities (AdvantEdge ™)	23,042	6,204	16,838	318	—	17,956	12,213	(5,743)	(5,425)	11,413
Franklin Income Securities (AnnuiChoice ™)	153,489	26,672	126,817	(211,125)	—	(19,584)	127,341	146,925	(64,200)	62,617
Franklin Income Securities (AnnuiChoice II ™)	57,231	11,454	45,777	(13,522)	—	16,883	(4,562)	(21,445)	(34,967)	10,810
Franklin Income Securities (GrandMaster flex3 ™)	172,935	45,750	127,185	(127,706)	—	(19,229)	18,317	37,546	(90,160)	37,025
Franklin Income Securities (Grandmaster ™)	146,368	36,904	109,464	361,813	—	507,807	145,004	(362,803)	(990)	108,474

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Annuity ™)	$182,959	$44,244	$138,715	$(144,406)	$—	$(67,921)	$(19,572)	$48,349	$(96,057)	$42,658
Franklin Income Securities (Pinnacle Plus ™)	99,054	29,242	69,812	(105,003)	—	10,934	73,299	62,365	(42,638)	27,174
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	143	23	120	126	—	88	2	(86)	40	160
Franklin Income Securities (IQ Advisor Enhanced ™)	656	87	569	(203)	—	41	(149)	(190)	(393)	176
Franklin Income Securities (IQ Advisor Standard ™)	5,724	600	5,124	24	—	5,228	1,819	(3,409)	(3,385)	1,739
Franklin Large Cap Growth Securities (AdvantEdge ™)	4,745	11,709	(6,964)	6,744	—	43,084	17,606	(25,478)	(18,734)	(25,698)
Franklin Large Cap Growth Securities (AnnuiChoice ™)	1,884	2,352	(468)	29,087	—	69,068	27,033	(42,035)	(12,948)	(13,416)
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	2,733	4,638	(1,905)	1,481	—	44,261	30,478	(13,783)	(12,302)	(14,207)
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	737	1,831	(1,094)	(11,677)	—	(10,578)	1,617	12,195	518	(576)
Franklin Large Cap Growth Securities (Grandmaster ™)	366	639	(273)	(2,136)	—	(2,359)	46	2,405	269	(4)
Franklin Large Cap Growth Securities (IQ Annuity ™)	1,119	2,193	(1,074)	17,799	—	51,809	31,180	(20,629)	(2,830)	(3,904)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	2,961	6,231	(3,270)	49,323	—	58,460	8,167	(50,293)	(970)	(4,240)
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	78	71	7	22	—	3,481	3,203	(278)	(256)	(249)
Franklin Mutual Shares Securities (AdvantEdge ™)	39,646	22,557	17,089	18,265	—	72,758	(1,142)	(73,900)	(55,635)	(38,546)
Franklin Mutual Shares Securities (AnnuiChoice ™)	25,959	10,931	15,028	(99,503)	—	(53,742)	20,860	74,602	(24,901)	(9,873)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	26,256	12,403	13,853	(11,521)	—	105,754	79,597	(26,157)	(37,678)	(23,825)
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	33,856	24,146	9,710	(99,121)	—	(20,457)	39,112	59,569	(39,552)	(29,842)
Franklin Mutual Shares Securities (IQ Annuity ™)	18,513	12,110	6,403	(78,758)	—	(148,687)	(90,930)	57,757	(21,001)	(14,598)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	21,848	15,350	6,498	(63,756)	—	(58,222)	(14,421)	43,801	(19,955)	(13,457)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	11,399	2,659	8,740	(60,464)	—	(17,378)	21,062	38,440	(22,024)	(13,284)
Franklin Mutual Shares Securities(Grandmaster ™)	30,661	13,230	17,431	44,704	—	199,873	152,081	(47,792)	(3,088)	14,343
Franklin Small Cap Value Securities (AdvantEdge ™)	704	1,622	(918)	15,825	—	11,391	(3,595)	(14,986)	839	(79)
Franklin Small Cap Value Securities (Annuichoice ™)	750	1,214	(464)	8,416	—	18,765	7,384	(11,381)	(2,965)	(3,429)
Franklin Small Cap Value Securities (Annuichoice II ™)	1,204	2,014	(810)	15,757	—	28,957	494	(28,463)	(12,706)	(13,516)
Franklin Small Cap Value Securities (Grandmaster ™)	916	1,699	(783)	491	—	10,542	3,472	(7,070)	(6,579)	(7,362)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	796	1,605	(809)	4,154	—	5,284	(5,628)	(10,912)	(6,758)	(7,567)
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	—	102	(102)	10,665	—	7,690	—	(7,690)	2,975	2,873
Franklin Small Cap Value Securities (IQ Annuuity ™)	611	1,243	(632)	(131)	—	6,461	2,078	(4,383)	(4,514)	(5,146)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	1,094	2,988	(1,894)	(4,724)	—	18,709	15,328	(3,381)	(8,105)	(9,999)
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™)	8	11	(3)	304	—	359	1	(358)	(54)	(57)
Templeton Foriegn Securities Fund (AdvantEdge ™)	8,021	8,336	(315)	4,583	—	38,637	(38,120)	(76,757)	(72,174)	(72,489)
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	9,230	7,757	1,473	(68,129)	—	137	14,047	13,910	(54,219)	(52,746)
Templeton Foriegn Securities Fund (Grandmaster ™)	6,367	4,872	1,495	37,352	—	72,139	(13,982)	(86,121)	(48,769)	(47,274)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	10,269	9,377	892	(13,722)	—	40,729	(11,447)	(52,176)	(65,898)	(65,006)
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™)	11	6	5	24	—	7	1	(6)	18	23
Templeton Foreign Securities Fund (AnnuiChoice ™)	13,342	7,846	5,496	6,924	—	118,029	21,512	(96,517)	(89,593)	(84,097)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	7,824	5,222	2,602	16,991	—	75,267	(4,912)	(80,179)	(63,188)	(60,586)
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	535	187	348	(440)	—	(6,197)	(9,602)	(3,405)	(3,845)	(3,497)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AdvantEdge ™)	$1,292	$1,635	$(343)	$(47)	$—	$12,068	$4,544	$(7,524)	$(7,571)	$(7,914)
Templeton Growth Securities (AnnuiChoice ™)	4,821	3,476	1,345	(17,460)	—	25,175	14,678	(10,497)	(27,957)	(26,612)
Templeton Growth Securities (AnnuiChoice II ™)	3,174	2,483	691	(30,801)	—	(17,901)	(6,495)	11,406	(19,395)	(18,704)
Templeton Growth Securities (GrandMaster flex3 ™)	9,698	10,997	(1,299)	(124,298)	—	(52,800)	11,570	64,370	(59,928)	(61,227)
Templeton Growth Securities (Grandmaster ™)	4,447	4,545	(98)	(11,728)	—	(77,681)	(92,436)	(14,755)	(26,483)	(26,581)
Templeton Growth Securities (IQ Annuity ™)	9,197	9,747	(550)	(48,762)	—	(34,585)	(30,734)	3,851	(44,911)	(45,461)
Templeton Growth Securities (Pinnacle Plus ™)	6,269	7,837	(1,568)	(37,307)	—	(91,888)	(89,699)	2,189	(35,118)	(36,686)
Templeton Growth Securities (IQ Advisor Standard ™)	2,717	990	1,727	22,368	—	34,351	(1)	(34,352)	(11,984)	(10,257)
Invesco Van Kampen VI Comstock (AdvantEdge ™)	5,983	7,274	(1,291)	17,180	—	75,527	37,565	(37,962)	(20,782)	(22,073)
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	3,812	2,706	1,106	(12,707)	—	949	4,254	3,305	(9,402)	(8,296)
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	3,456	3,181	275	3,521	—	75,646	62,697	(12,949)	(9,428)	(9,153)
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	2,291	2,489	(198)	36,268	—	55,824	9,100	(46,724)	(10,456)	(10,654)
Invesco Van Kampen VI Comstock (Grandmaster ™)	1,691	2,064	(373)	(1,449)	—	(13,010)	(19,505)	(6,495)	(7,944)	(8,317)
Invesco Van Kampen VI Comstock (IQ Annuity ™)	4,927	5,387	(460)	(9,658)	—	45,198	44,173	(1,025)	(10,683)	(11,143)
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	647	243	404	(1,213)	—	5,070	1,600	(3,470)	(4,683)	(4,279)
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	3,771	4,245	(474)	10,051	—	29,960	7,165	(22,795)	(12,744)	(13,218)
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	—	293	(293)	273	—	7,136	5,738	(1,398)	(1,125)	(1,418)
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	—	277	(277)	1,667	—	4,818	1,776	(3,042)	(1,375)	(1,652)
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	—	683	(683)	106	—	21,457	17,612	(3,845)	(3,739)	(4,422)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	—	739	(739)	282	—	9,666	6,392	(3,274)	(2,992)	(3,731)
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	—	440	(440)	6,544	—	1,947	(169)	(2,116)	4,428	3,988
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	—	3,922	(3,922)	31,989	—	72,012	22,086	(49,926)	(17,937)	(21,859)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	—	921	(921)	7,540	—	16,725	6,835	(9,890)	(2,350)	(3,271)
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	404	4,168	(3,764)	31,113	—	16,867	(3,087)	(19,954)	11,159	7,395
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	140	244	(104)	2,208	—	1,901	177	(1,724)	484	380
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	874	1,637	(763)	10,143	—	37,662	28,748	(8,914)	1,229	466
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	250	572	(322)	2,210	—	11,021	8,756	(2,265)	(55)	(377)
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	—	172	(172)	2,216	—	374	125	(249)	1,967	1,795
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	236	762	(526)	20,609	—	17,535	1,869	(15,666)	4,943	4,417
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	70	175	(105)	332	—	116	(567)	(683)	(351)	(456)
Invesco Van Kampen VI International Growth II (Annuichoice™)	—	14	(14)	—	—	—	(311)	(311)	(311)	(325)
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	—	61	(61)	(52)	—	—	(785)	(785)	(837)	(898)
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	11,163	4,007	7,156	1,007	—	4,628	6,588	1,960	2,967	10,123
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	8,088	2,011	6,077	27,256	—	27,325	4,675	(22,650)	4,606	10,683
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	12,930	3,164	9,766	5,811	—	16,100	15,351	(749)	5,062	14,828
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	8,224	2,572	5,652	10,965	—	12,255	6,401	(5,854)	5,111	10,763
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	14,435	4,854	9,581	7,826	—	8,294	7,125	(1,169)	6,657	16,238
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	12,988	4,356	8,632	13,875	—	17,238	10,497	(6,741)	7,134	15,766
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	15,634	5,052	10,582	(1,463)	—	12,776	18,912	6,136	4,673	15,255
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	473	61	412	8	—	1,241	1,434	193	201	613

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	$1,063	$5,050	$(3,987)	$21,059	$—	$59,451	$(26,216)	$(85,667)	$(64,608)	$(68,595)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	1,441	3,961	(2,520)	57,266	—	132,453	(1,694)	(134,147)	(76,881)	(79,401)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	1,403	4,484	(3,081)	57,801	—	105,633	(31,448)	(137,081)	(79,280)	(82,361)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	1,661	7,028	(5,367)	89,434	—	193,247	22,625	(170,622)	(81,188)	(86,555)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	1,270	4,711	(3,441)	34,038	—	86,256	(13,590)	(99,846)	(65,808)	(69,249)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	1,892	7,709	(5,817)	37,859	—	156,954	13,921	(143,033)	(105,174)	(110,991)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	1,539	6,172	(4,633)	48,751	—	137,203	28,777	(108,426)	(59,675)	(64,308)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™)	1	6	(5)	(91)	—	(6)	2	8	(83)	(88)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	15	251	(236)	804	—	1,835	(2,975)	(4,810)	(4,006)	(4,242)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	982	3,265	(2,283)	5,208	—	13,854	21,663	7,809	13,017	10,734
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	2,323	4,481	(2,158)	25,220	—	112,746	113,203	457	25,677	23,519
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,596	3,379	(1,783)	2,268	—	72,936	83,527	10,591	12,859	11,076
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	2,166	6,775	(4,609)	6,009	—	46,251	58,945	12,694	18,703	14,094
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	1	3	(2)	42	—	12	—	(12)	30	28
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	1,236	3,337	(2,101)	6,378	—	35,959	44,809	8,850	15,228	13,127
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	812	2,288	(1,476)	26,251	—	53,395	31,588	(21,807)	4,444	2,968
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	1,826	4,637	(2,811)	36,523	—	88,515	66,490	(22,025)	14,498	11,687
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	1,557	1,663	(106)	(35,661)	—	(40,701)	4,937	45,638	9,977	9,871
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	2,192	656	1,536	(3,288)	—	—	(8,888)	(8,888)	(12,176)	(10,640)
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	1,134	205	929	102	—	—	(4,132)	(4,132)	(4,030)	(3,101)
BlackRock Global Allocation VI (Advantedge™)*	1,847	167	1,680	(21)	—	—	(1,823)	(1,823)	(1,844)	(164)
BlackRock Global Allocation VI (AnnuiChoice II™)*	26,253	2,143	24,110	(234)	—	—	(34,509)	(34,509)	(34,743)	(10,633)
BlackRock Global Allocation VI (Annuichoice™)*	—	35	(35)	(35)	—	—	—	—	(35)	(70)
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	2,527	328	2,199	(26)	—	—	(4,601)	(4,601)	(4,627)	(2,428)
BlackRock Global Allocation VI (Grandmaster™)*	801	48	753	—	—	—	(788)	(788)	(788)	(35)
Non-Affiliated Class B:
DWS Small Cap Index (AdvantEdge ™)	155	177	(22)	(6,867)	—	—	—	—	(6,867)	(6,889)
DWS Small Cap Index (AnnuiChoice ™)	1,960	3,031	(1,071)	(41,014)	—	(9,923)	10,170	20,093	(20,921)	(21,992)
DWS Small Cap Index (AnnuiChoice II ™)	1,304	2,140	(836)	27,344	—	48,376	18,184	(30,192)	(2,848)	(3,684)
DWS Small Cap Index (GrandMaster flex3 ™)	685	1,677	(992)	13,682	—	38,349	18,444	(19,905)	(6,223)	(7,215)
DWS Small Cap Index (Grandmaster ™)	687	1,497	(810)	1,411	—	15,536	10,022	(5,514)	(4,103)	(4,913)
DWS Small Cap Index (IQ3 ™)	1,986	4,671	(2,685)	38,912	—	100,019	47,016	(53,003)	(14,091)	(16,776)
DWS Small Cap Index (Pinnacle Plus ™)	474	1,458	(984)	3,307	—	27,326	20,423	(6,903)	(3,596)	(4,580)
DWS Small Cap Index (IQ Advisor Standard ™)	106	105	1	(35)	—	867	(20)	(887)	(922)	(921)
Columbia VIT Mid Cap Value (AdvantEdge ™)	1,559	614	945	19,067	—	10,347	1	(10,346)	8,721	9,666
Columbia VIT Mid Cap Value (AnnuiChoice ™)	329	98	231	5,665	—	3,409	(1)	(3,410)	2,255	2,486
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	126	34	92	2,995	—	2,236	—	(2,236)	759	851
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	73	43	30	1,408	—	826	—	(826)	582	612
Columbia VIT Mid Cap Value (Grandmaster ™)	1,489	419	1,070	11,148	—	4,172	—	(4,172)	6,976	8,046

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Class B (continued):
Columbia VIT Mid Cap Value (Pinnacle Plus ™)	$1,321	$735	$586	$19,262	$—	$9,634	$—	$(9,634)	$9,628	$10,214
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)*	—	925	(925)	(7,118)	—	—	(13,280)	(13,280)	(20,398)	(21,323)
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)	—	64	(64)	(12)	—	—	(1,539)	(1,539)	(1,551)	(1,615)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)	—	151	(151)	(118)	—	—	(3,859)	(3,859)	(3,977)	(4,128)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)*	—	364	(364)	(123)	—	—	(5,088)	(5,088)	(5,211)	(5,575)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)*	—	895	(895)	(311)	—	—	(18,240)	(18,240)	(18,551)	(19,446)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)*	—	1,095	(1,095)	(3,041)	—	—	(12,177)	(12,177)	(15,218)	(16,313)
Columbia VIT Small Cap Value (AdvantEdge ™)	23,455	3,112	20,343	(1,114)	—	17,784	(15,564)	(33,348)	(34,462)	(14,119)
Columbia VIT Small Cap Value (AnnuiChoice ™)	9,909	872	9,037	2,675	—	13,794	(4,010)	(17,804)	(15,129)	(6,092)
Columbia VIT Small Cap Value (AnnuiChoice II ™)	8,749	773	7,976	802	—	9,620	(4,771)	(14,391)	(13,589)	(5,613)
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	7,541	799	6,742	(518)	—	6,069	(4,786)	(10,855)	(11,373)	(4,631)
Columbia VIT Small Cap Value (Grandmaster ™)	2,494	197	2,297	300	—	1,746	(3,010)	(4,756)	(4,456)	(2,159)
Columbia VIT Small Cap Value (Pinnacle Plus ™)	13,370	1,829	11,541	(2,494)	—	3,668	(10,785)	(14,453)	(16,947)	(5,406)
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	6,679	1,183	5,496	368	—	(217)	(6,714)	(6,497)	(6,129)	(633)
Pimco VIT All Asset (AnnuiChoice ™)	19,873	2,541	17,332	1,917	—	2,948	(19,428)	(22,376)	(20,459)	(3,127)
Pimco VIT All Asset (AnnuiChoice II ™)	13,973	1,959	12,014	3,179	—	8,381	(9,765)	(18,146)	(14,967)	(2,953)
Pimco VIT All Asset (Grandmaster ™)	29,242	5,194	24,048	749	—	(2,457)	(25,439)	(22,982)	(22,233)	1,815
Pimco VIT All Asset (GrandMaster flex3 ™)	29,007	5,734	23,273	6,819	—	28,082	(5,557)	(33,639)	(26,820)	(3,547)
Pimco VIT All Asset (IQ Annuity ™)	13,106	2,486	10,620	3,402	—	5,707	(6,140)	(11,847)	(8,445)	2,175
Pimco VIT All Asset (Pinnacle Plus Reduced M&E ™)	1,997	343	1,654	(1,458)	—	—	(1,571)	(1,571)	(3,029)	(1,375)
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	67,185	7,679	59,506	2,786	—	42,069	(73,288)	(115,357)	(112,571)	(53,065)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	30,640	2,236	28,404	(17,915)	—	(7,053)	(34,129)	(27,076)	(44,991)	(16,587)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	47,265	4,114	43,151	13,646	—	32,045	(54,205)	(86,250)	(72,604)	(29,453)
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	23,444	2,254	21,190	3,829	—	9,890	(24,697)	(34,587)	(30,758)	(9,568)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	56,237	6,187	50,050	(68)	—	45,971	(41,137)	(87,108)	(87,176)	(37,126)
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	125,251	13,352	111,899	(10,114)	—	37,847	(135,706)	(173,553)	(183,667)	(71,768)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	19,944	2,412	17,532	3,013	—	14,187	(11,923)	(26,110)	(23,097)	(5,565)
Pimco VIT Low Duration (AdvantEdge ™)	820	827	(7)	458	—	671	105	(566)	(108)	(115)
Pimco VIT Low Duration (AnnuiChoice ™)	5,335	3,399	1,936	1,309	—	5,703	1,710	(3,993)	(2,684)	(748)
Pimco VIT Low Duration (AnnuiChoice II ™)	18,078	13,349	4,729	9,435	—	14,129	(12,463)	(26,592)	(17,157)	(12,428)
Pimco VIT Low Duration (Grandmaster™)	9,616	8,537	1,079	(11,693)	—	3,464	(1,286)	(4,750)	(16,443)	(15,364)
Pimco VIT Low Duration (GrandMaster flex3 ™)	60,204	62,896	(2,692)	(163,930)	—	2,628	(710)	(3,338)	(167,268)	(169,960)
Pimco VIT Low Duration (IQ Annuity ™)	20,823	19,720	1,103	(3,967)	—	13,637	(11,477)	(25,114)	(29,081)	(27,978)
Pimco VIT Low Duration (Pinnacle Plus ™)	2,521	2,686	(165)	149	—	1,839	599	(1,240)	(1,091)	(1,256)
Pimco VIT Real Return (AdvantEdge ™)	5,704	1,595	4,109	(112)	—	(1,231)	3,144	4,375	4,263	8,372
Pimco VIT Real Return (AnnuiChoice ™)	26,474	4,912	21,562	11,837	—	16,236	34,499	18,263	30,100	51,662
Pimco VIT Real Return (AnnuiChoice II ™)	19,219	3,692	15,527	1,843	—	11,788	24,652	12,864	14,707	30,234
Pimco VIT Real Return (IQ Annuity ™)	20,521	5,114	15,407	2,279	—	13,538	28,798	15,260	17,539	32,946
Pimco VIT Real Return (Grandmaster ™)	11,439	2,645	8,794	3,127	—	14,416	20,847	6,431	9,558	18,352

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Real Return (GrandMaster flex3 ™)	$14,271	$4,282	$9,989	$4,297	$—	$9,190	$20,540	$11,350	$15,647	$25,636
Pimco VIT Real Return (Pinnacle Plus ™)	7,191	2,483	4,708	2,548	—	(3,750)	3,453	7,203	9,751	14,459
Pimco VIT Total Return (AdvantEdge ™)	220,855	82,476	138,379	10,164	—	(45,396)	(119,628)	(74,232)	(64,068)	74,311
Pimco VIT Total Return (AnnuiChoice ™)	58,548	16,149	42,399	(9,849)	—	(33,412)	(28,518)	4,894	(4,955)	37,444
Pimco VIT Total Return (AnnuiChoice II ™)	73,473	20,238	53,235	12,499	—	772	(29,277)	(30,049)	(17,550)	35,685
Pimco VIT Total Return (IQ Annuity ™)	64,140	25,881	38,259	(24,080)	—	(41,665)	(30,370)	11,295	(12,785)	25,474
Pimco VIT Total Return (Grandmaster ™)	85,236	28,097	57,139	117,279	—	70,913	(47,259)	(118,172)	(893)	56,246
Pimco VIT Total Return (GrandMaster flex3 ™)	51,340	25,756	25,584	(31,107)	—	(34,300)	(20,254)	14,046	(17,061)	8,523
Pimco VIT Total Return (Pinnacle Plus ™)	45,150	17,187	27,963	(155)	—	(9,824)	(27,865)	(18,041)	(18,196)	9,767
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	—	457	(457)	(645)	—	(1,022)	577	1,599	954	497
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	—	451	(451)	622	—	3,253	4,134	881	1,503	1,052
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	—	988	(988)	107	—	4,294	7,083	2,789	2,896	1,908
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	—	506	(506)	136	—	1,381	2,659	1,278	1,414	908
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	—	274	(274)	291	—	1,090	1,336	246	537	263
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	—	453	(453)	115	—	1,663	2,411	748	863	410
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	—	640	(640)	61	—	1,414	2,505	1,091	1,152	512
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	218	157	61	5	—	243	(293)	(536)	(531)	(470)
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	3,537	2,356	1,181	793	—	391	(6,774)	(7,165)	(6,372)	(5,191)
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	305	94	211	175	—	72	(358)	(430)	(255)	(44)
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	4,290	2,149	2,141	298	—	1,628	(8,476)	(10,104)	(9,806)	(7,665)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	430	270	160	(2)	—	71	(975)	(1,046)	(1,048)	(888)
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	90	92	(2)	(63)	—	138	(150)	(288)	(351)	(353)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	151	81	70	(2)	—	4	(389)	(393)	(395)	(325)
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	—	387	(387)	1,365	—	5,102	1,390	(3,712)	(2,347)	(2,734)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	—	353	(353)	42	—	3,461	1,119	(2,342)	(2,300)	(2,653)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	—	557	(557)	179	—	6,927	2,969	(3,958)	(3,779)	(4,336)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	—	555	(555)	372	—	7,652	4,641	(3,011)	(2,639)	(3,194)
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	—	37	(37)	(226)	—	39	—	(39)	(265)	(302)
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	—	189	(189)	(38)	—	(1,306)	(2,066)	(760)	(798)	(987)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	—	238	(238)	2,519	—	4,685	733	(3,952)	(1,433)	(1,671)
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	—	2,884	(2,884)	257	—	2,059	(12,767)	(14,826)	(14,569)	(17,453)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	—	95	(95)	(3)	—	79	(755)	(834)	(837)	(932)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	—	1,006	(1,006)	(413)	—	(1,117)	(8,163)	(7,046)	(7,459)	(8,465)
Rydex SGI VT Managed Futures Strategies (Grandmaster ™)	—	39	(39)	(228)	—	67	—	(67)	(295)	(334)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	—	14	(14)	(61)	—	—	(57)	(57)	(118)	(132)
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	—	683	(683)	(1,449)	—	445	(1,721)	(2,166)	(3,615)	(4,298)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	—	61	(61)	(84)	—	21	(328)	(349)	(433)	(494)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)	$1,496	$810	$686	$175	$—	$—	$(192)	$(192)	$(17)	$669
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)	2,938	2,133	805	506	—	—	3,777	3,777	4,283	5,088
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	2,530	1,993	537	280	—	—	507	507	787	1,324
iShares Barclays TIPS Bond ETF (Varoom)	1,752	942	810	1,267	—	—	3,185	3,185	4,452	5,262
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	805	542	263	284	—	—	1,225	1,225	1,509	1,772
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	303	77	226	3	—	—	240	240	243	469
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,348	559	789	14	—	—	599	599	613	1,402
iShares S&P 500 Growth Index ETF (Varoom)	230	211	19	8	—	—	285	285	293	312
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	3,857	3,866	(9)	(175)	—	—	445	445	270	261
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	140	156	(16)	(3)	—	—	646	646	643	627
iShares S&P 500 Index ETF (Varoom)	1,546	(87)	1,633	(1,196)	—	—	5,047	5,047	3,851	5,484
iShares S&P 500 Index ETF (Varoom GLWB 1)	52,450	38,765	13,685	(12,713)	—	—	54,868	54,868	42,155	55,840
iShares S&P 500 Index ETF (Varoom GLWB 2)	4,592	5,321	(729)	(351)	—	—	302	302	(49)	(778)
iShares S&P 500 Value Index ETF (Varoom)	368	255	113	1	—	—	(560)	(560)	(559)	(446)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	3,219	2,209	1,010	(1,065)	—	—	4,913	4,913	3,848	4,858
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	646	602	44	(2)	—	—	(1,208)	(1,208)	(1,210)	(1,166)
iShares S&P MidCap 400 Index ETF (Varoom)	534	108	426	(339)	—	—	(796)	(796)	(1,135)	(709)
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)	9,705	10,513	(808)	(5,492)	—	—	(21,570)	(21,570)	(27,062)	(27,870)
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)	1,123	1,987	(864)	(226)	—	—	(3,306)	(3,306)	(3,532)	(4,396)
iShares S&P SmallCap 600 Index ETF (Varoom)	286	357	(71)	(7)	—	—	1,315	1,315	1,308	1,237
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)	4,170	5,657	(1,487)	(2,237)	—	—	16,446	16,446	14,209	12,722
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)	552	1,053	(501)	(28)	—	—	1,632	1,632	1,604	1,103
iShares S&P Citigroup International Treasury Bond (Varoom)	218	108	110	6	—	—	(619)	(619)	(613)	(503)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	9,498	4,577	4,921	884	—	—	(25,257)	(25,257)	(24,373)	(19,452)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	299	234	65	40	—	—	(96)	(96)	(56)	9
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	1,814	1,133	681	(387)	—	—	380	380	(7)	674
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	4,573	4,240	333	219	—	—	9,378	9,378	9,597	9,930
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	—	50	(50)	(169)	—	—	(3,649)	(3,649)	(3,818)	(3,868)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	—	1,567	(1,567)	(132)	—	—	(13,771)	(13,771)	(13,903)	(15,470)
Vanguard MSCI EAFE ETF (Varoom)	1	115	(114)	(9)	—	—	(983)	(983)	(992)	(1,106)
Vanguard MSCI EAFE ETF (Varoom GLWB 1)	12	4,003	(3,991)	(3,667)	—	—	(61,610)	(61,610)	(65,277)	(69,268)
Vanguard MSCI EAFE ETF (Varoom GLWB 2)	6	642	(636)	(32)	—	—	(5,202)	(5,202)	(5,234)	(5,870)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	192	77	115	5	—	—	107	107	112	227
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	284	157	127	8	—	—	86	86	94	221
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,533	2,401	132	(2)	—	—	(2,640)	(2,640)	(2,642)	(2,510)
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)	86	77	9	(5)	—	—	(37)	(37)	(42)	(33)
Vanguard REIT Index ETF (Varoom)	927	642	285	(9,674)	—	—	122	122	(9,552)	(9,267)
Vanguard REIT Index ETF (Varoom GLWB 2)	538	633	(95)	14	—	—	1,345	1,345	1,359	1,264
Vanguard Total Bond Market Index ETF (Varoom)	812	560	252	30	—	—	675	675	705	957
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	49,544	42,095	7,449	10,294	—	—	81,843	81,843	92,137	99,586
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	7,063	6,331	732	1,198	—	—	12,864	12,864	14,062	14,794

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$(24)	$1,117	$(2,964)	$(1,871)	$28,793	$(775)	$(761)	$(565)	$26,692	$24,821	$77,187	$102,008	2,883	(135)	(70)	2,678
Touchstone Aggressive ETF (AnnuiChoice ™)	3,925	88,795	(48,338)	44,382	7,282	(121,958)	(177,367)	(358)	(292,401)	(248,019)	1,034,079	786,060	610	(10,515)	(10,420)	(20,325)
Touchstone Aggressive ETF (AnnuiChoice II ™)	307	64,893	(71,342)	(6,142)	60	(47,266)	(168,806)	(4,629)	(220,641)	(226,783)	853,103	626,320	5	(3,655)	(11,846)	(15,496)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	10,976	254,361	(129,524)	135,813	—	(221,101)	(95,875)	(913)	(317,889)	(182,076)	3,005,247	2,823,171	—	(18,939)	6,981	(11,958)
Touchstone Aggressive ETF (Grandmaster ™)	298	2,731	(3,784)	(755)	—	—	20,781	(5)	20,776	20,021	67,501	87,522	—	—	1,842	1,842
Touchstone Aggressive ETF (IQ Annuity ™)	(2,535)	(31,707)	54	(34,188)	1,124	(267,457)	(3,558)	(389)	(270,280)	(304,468)	3,394,500	3,090,032	100	(23,921)	1,366	(22,455)
Touchstone Aggressive ETF (IQ Advisor Standard™)	108	21	(215)	(86)	—	—	—	(1)	(1)	(87)	13,353	13,266	—	—	—	—
Touchstone Aggressive ETF (Pinnacle Plus ™)	(2,867)	43,035	(48,318)	(8,150)	—	(543)	(168,163)	(495)	(169,201)	(177,351)	301,460	124,109	—	(91)	(15,393)	(15,484)
Touchstone Baron Small Cap Growth (AdvantEdge ™)	(7,812)	14,545	9,826	16,559	113,453	(6,597)	(6,054)	(989)	99,813	116,372	428,023	544,395	9,823	(655)	(307)	8,861
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	(2,726)	34,894	(26,749)	5,419	64,998	(33,860)	(15,602)	(147)	15,389	20,808	205,617	226,425	5,127	(3,110)	(963)	1,054
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(8,606)	138,856	(114,875)	15,375	11,385	(179,085)	(230,898)	(1,097)	(399,695)	(384,320)	1,034,645	650,325	558	(8,947)	(12,528)	(20,917)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(7,594)	73,642	(50,653)	15,395	12,362	(106,938)	(179,843)	(379)	(274,798)	(259,403)	632,538	373,135	643	(5,964)	(10,310)	(15,631)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(9,669)	191,251	(228,571)	(46,989)	10,483	(82,466)	(581,936)	(210)	(654,129)	(701,118)	973,123	272,005	605	(4,998)	(40,936)	(45,329)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(50)	178	184	312	—	(2,646)	—	1	(2,645)	(2,333)	6,387	4,054	—	(147)	—	(147)
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,050)	57,652	(39,266)	17,336	—	(65,168)	(55,160)	(7)	(120,335)	(102,999)	285,605	182,606	—	(3,422)	(2,994)	(6,416)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(39,423)	(1,623)	166,398	125,352	120	(321,028)	(113,132)	(859)	(434,899)	(309,547)	3,035,336	2,725,789	6	(16,620)	(4,557)	(21,171)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(7,643)	(2,769)	16,349	5,937	330	(17,840)	(211,977)	(869)	(230,356)	(224,419)	542,709	318,290	17	(1,046)	(11,910)	(12,939)
Touchstone Conservative ETF (AdavatEdge ™)	907	2,263	2,490	5,660	—	(10,100)	697	(2,252)	(11,655)	(5,995)	324,814	318,819	—	(1,142)	63	(1,079)
Touchstone Conservative ETF (AnnuiChoice ™)	9,621	2,206	8,145	19,972	—	(20,781)	124,361	(122)	103,458	123,430	813,717	937,147	—	(1,660)	9,808	8,148
Touchstone Conservative ETF (AnnuiChoice II ™)	10,467	11,921	4,784	27,172	983	(58,705)	171,316	(6,746)	106,848	134,020	1,206,188	1,340,208	81	(5,304)	13,832	8,609
Touchstone Conservative ETF (GrandMaster flex3 ™)	45	59,617	(41,781)	17,881	—	(561,927)	413,194	(422)	(149,155)	(131,274)	719,669	588,395	—	(48,609)	36,817	(11,792)
Touchstone Conservative ETF (Grandmaster ™)	1,095	2,685	8,693	12,473	—	(307,354)	—	(25)	(307,379)	(294,906)	683,505	388,599	—	(24,845)	—	(24,845)
Touchstone Conservative ETF (IQ Advisor Standard ™)	1,880	109	1,929	3,918	—	—	—	(4)	(4)	3,914	139,125	143,039	—	—	—	—
Touchstone Conservative ETF (IQ Annuity ™)	5,663	5,982	9,054	20,699	13,940	(88,533)	137,485	(977)	61,915	82,614	1,140,948	1,223,562	1,138	(7,348)	11,110	4,900
Touchstone Conservative ETF (Pinnacle Plus ™)	1,667	702	(38)	2,331	13,020	(1,890)	130,011	(77)	141,064	143,395	93,550	236,945	1,072	(163)	10,763	11,672
Touchstone Core Bond (AdvantEdge ™)	8,630	4,936	(5,682)	7,884	—	(4,941)	143,160	(533)	137,686	145,570	81,126	226,696	—	(463)	11,928	11,465
Touchstone Core Bond (AnnuiChoice ™)	35,426	40,966	(37,430)	38,962	17	(102,251)	363,543	(681)	260,628	299,590	576,171	875,761	1	(6,919)	23,310	16,392
Touchstone Core Bond (AnnuiChoice II ™)	9,577	6,974	3,050	19,601	144	(34,729)	15,469	(1,271)	(20,387)	(786)	272,874	272,088	11	(2,799)	1,230	(1,558)
Touchstone Core Bond (GrandMaster flex3 ™)	16,078	23,512	(13,035)	26,555	—	(59,647)	155,100	(590)	94,863	121,418	353,924	475,342	—	(4,762)	11,675	6,913
Touchstone Core Bond (Grandmaster ™)	90,920	36,625	(64,412)	63,133	2,580	(199,796)	1,955,592	(391)	1,757,985	1,821,118	374,901	2,196,019	192	(15,119)	147,693	132,766
Touchstone Core Bond (IQ Annuity ™)	20,319	7,489	8,952	36,760	8,775	(76,739)	86,751	(448)	18,339	55,099	547,366	602,465	598	(5,438)	6,023	1,183
Touchstone Core Bond (Pinnacle Plus ™)	24,599	32,900	(25,588)	31,911	1,250	(49,858)	324,418	(652)	275,158	307,069	395,375	702,444	98	(3,981)	25,433	21,550
Touchstone Core Bond (IQ Advisor Standard ™)	7,187	241	5,198	12,626	—	(3,132)	—	—	(3,132)	9,494	163,521	173,015	—	(231)	—	(231)
Touchstone Enhanced ETF (AdvantEdge ™)	(2,901)	2,055	(23,106)	(23,952)	31,719	—	2,122	(480)	33,361	9,409	386,834	396,243	3,151	(51)	259	3,359
Touchstone Enhanced ETF (AnnuiChoice ™)	(457)	(16,098)	(47,002)	(63,557)	3,644	(7,075)	390,601	(279)	386,891	323,334	666,483	989,817	299	(661)	32,252	31,890
Touchstone Enhanced ETF (AnnuiChoice II ™)	237	905	1,310	2,452	101,814	(1,407)	2,011	(314)	102,104	104,556	113,399	217,955	8,299	(126)	180	8,353
Touchstone Enhanced ETF (GrandMaster flex3 ™)	(7,890)	190,442	(215,499)	(32,947)	99,993	(387,876)	(394,169)	(756)	(682,808)	(715,755)	1,314,433	598,678	8,777	(37,122)	(31,570)	(59,915)
Touchstone Enhanced ETF (Grandmaster ™)	(1,495)	26,651	(33,017)	(7,861)	—	(103,709)	(689)	(48)	(104,446)	(112,307)	207,475	95,168	—	(9,234)	(62)	(9,296)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	(116)	(6,505)	6,153	(468)	—	(23,076)	—	—	(23,076)	(23,544)	41,215	17,671	—	(1,770)	—	(1,770)
Touchstone Enhanced ETF (IQ Advisor Standard ™)	463	(598)	(8,084)	(8,219)	—	—	—	—	—	(8,219)	179,474	171,255	—	—	—	—
Touchstone Enhanced ETF (IQ Annuity ™)	(25,180)	(433,204)	248,099	(210,285)	1,364	(573,664)	(12,254)	(682)	(585,236)	(795,521)	3,914,521	3,119,000	126	(53,089)	(1,047)	(54,010)
Touchstone Enhanced ETF (Pinnacle Plus ™)	(2,558)	19,559	(30,575)	(13,574)	—	(20,405)	(47,349)	(366)	(68,120)	(81,694)	335,819	254,125	—	(1,857)	(4,047)	(5,904)
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	(686)	1,771	(4,251)	(3,166)	—	(2,933)	—	(139)	(3,072)	(6,238)	185,414	179,176	—	(212)	—	(212)
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	347	1,916	2,053	4,316	2,800	(7,622)	—	(334)	(5,156)	(840)	264,971	264,131	234	(657)	1	(422)
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	131	442	(500)	73	—	(1,388)	—	(16)	(1,404)	(1,331)	35,792	34,461	—	(107)	—	(107)
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	68	101	(156)	13	—	—	—	(30)	(30)	(17)	24,254	24,237	—	(2)	—	(2)
Touchstone High Yield (AnnuiChoice ™)	22,910	27,703	(32,851)	17,762	300	(18,377)	(83,269)	(341)	(101,687)	(83,925)	375,314	291,389	16	(983)	(4,394)	(5,361)
Touchstone High Yield (AnnuiChoice II ™)	10,812	8,120	(11,696)	7,236	—	(23,761)	222	(175)	(23,714)	(16,478)	158,496	142,018	—	(1,825)	16	(1,809)
Touchstone High Yield (GrandMaster flex3 ™)	92,732	86,676	(145,885)	33,523	—	(119,468)	590,532	(401)	470,663	504,186	647,008	1,151,194	—	(6,957)	34,158	27,201
Touchstone High Yield (Grandmaster ™)	40,268	(7,302)	(21,540)	11,426	—	(57,336)	332,934	(67)	275,531	286,957	196,997	483,954	—	(3,967)	22,965	18,998
Touchstone High Yield (IQ Annuity ™)	57,372	11,970	(43,847)	25,495	745	(92,004)	274,493	(388)	182,846	208,341	520,631	728,972	42	(5,178)	15,339	10,203
Touchstone High Yield (IQ Advisor Standard™)	(218)	4,197	(2,289)	1,690	—	(789)	(73,752)	—	(74,541)	(72,851)	72,851	—	—	(52)	(4,926)	(4,978)
Touchstone High Yield (Pinnacle Plus ™)	16,601	50,383	(48,813)	18,171	—	(4,113)	(142,455)	(263)	(146,831)	(128,660)	373,516	244,856	—	(293)	(9,216)	(9,509)
Touchstone High Yield (AdvantEdge ™)	92,324	(31,887)	591	61,028	83,434	(71,246)	74,483	(388)	86,283	147,311	1,133,147	1,280,458	6,701	(5,685)	6,601	7,617

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (AdvantEdge ™)	$3,263	$5,487	$(3,067)	$5,683	$345,109	$(13,101)	$(2,705)	$(1,399)	$327,904	$333,587	$247,821	$581,408	36,408	(1,541)	(125)	34,742
Touchstone Large Cap Core Equity (AnnuiChoice ™)	2,442	(54,068)	37,781	(13,845)	100	(175,394)	(263,675)	(1,051)	(440,020)	(453,865)	1,102,176	648,311	9	(15,903)	(27,706)	(43,600)
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	2,245	(4,721)	6,082	3,606	47,202	(19,876)	40,229	(404)	67,151	70,757	231,729	302,486	4,670	(2,504)	4,399	6,565
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(343)	(32,404)	32,622	(125)	280	(45,695)	(99,478)	(740)	(145,633)	(145,758)	477,892	332,134	25	(4,147)	(9,537)	(13,659)
Touchstone Large Cap Core Equity (Grandmaster ™)	(9,863)	108,946	(208,412)	(109,329)	560	(105,618)	(1,000,732)	(326)	(1,106,116)	(1,215,445)	1,270,458	55,013	39	(8,901)	(98,037)	(106,899)
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	232	(129)	385	488	—	(839)	—	1	(838)	(350)	20,462	20,112	—	(71)	—	(71)
Touchstone Large Cap Core Equity (IQ Annuity ™)	131	(24,988)	36,133	11,276	55,185	(140,678)	(61,166)	(552)	(147,211)	(135,935)	560,985	425,050	5,117	(13,008)	(5,705)	(13,596)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	(2,426)	12,517	(26,525)	(16,434)	330	(21,028)	(271,264)	(850)	(292,812)	(309,246)	681,138	371,892	26	(1,907)	(23,993)	(25,874)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™)	(9)	66	(19)	38	—	(2,528)	—	(5)	(2,533)	(2,495)	2,495	—	—	—	(238)	(238)
Touchstone Mid Cap Growth (AdvantEdge ™)	493	(22,976)	(13,327)	(35,810)	—	(3,457)	(105,012)	(42)	(108,511)	(144,321)	172,844	28,523	—	(348)	(12,958)	(13,306)
Touchstone Mid Cap Growth (AnnuiChoice ™)	(13,719)	(153,969)	(65,584)	(233,272)	12,316	(144,150)	(110,783)	(2,687)	(245,304)	(478,576)	2,040,401	1,561,825	668	(8,261)	(7,079)	(14,672)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(10,356)	(62,541)	(71,409)	(144,306)	1,773	(92,320)	19,722	(561)	(71,386)	(215,692)	1,261,993	1,046,301	160	(7,410)	1,581	(5,669)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(2,080)	52,054	(74,311)	(24,337)	237	(64,037)	14,399	(208)	(49,609)	(73,946)	186,619	112,673	13	(3,591)	267	(3,311)
Touchstone Mid Cap Growth (Grandmaster ™)	(716)	13,993	(20,027)	(6,750)	7,480	(12,426)	(17,288)	(57)	(22,291)	(29,041)	78,787	49,746	450	(783)	(1,084)	(1,417)
Touchstone Mid Cap Growth (IQ Annuity ™)	(7,905)	(89,666)	4,168	(93,403)	6,045	(68,584)	34,647	(605)	(28,497)	(121,900)	714,677	592,777	336	(3,920)	1,534	(2,050)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(6,517)	6,410	(79,481)	(79,588)	—	(18,885)	135,102	(1,250)	114,967	35,379	413,605	448,984	—	(1,302)	6,931	5,629
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	(11)	180	(145)	24	—	(2,868)	—	(7)	(2,875)	(2,851)	2,851	—	—	—	(263)	(263)
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	(12)	11	(524)	(525)	—	—	—	(1)	(1)	(526)	4,430	3,904	—	—	—	—
Touchstone Moderate ETF (AdvantEdge ™)	4,432	1,101	(5,435)	98	335,218	(860)	(1,255)	(5,480)	327,623	327,721	605,276	932,997	32,165	(612)	(114)	31,439
Touchstone Moderate ETF (AnnuiChoice ™)	34,603	18,475	(21,507)	31,571	9,038	(249,948)	(79,183)	(1,645)	(321,738)	(290,167)	3,736,343	3,446,176	726	(20,403)	(6,414)	(26,091)
Touchstone Moderate ETF (AnnuiChoice II ™)	19,754	29,900	(35,472)	14,182	89,493	(91,757)	56,195	(12,524)	41,407	55,589	2,145,078	2,200,667	8,516	(10,129)	5,590	3,977
Touchstone Moderate ETF (GrandMaster flex3 ™)	7,525	(4,126)	11,647	15,046	1,000	(397,545)	(78,580)	(1,011)	(476,136)	(461,090)	2,666,633	2,205,543	88	(33,053)	(6,636)	(39,601)
Touchstone Moderate ETF (Grandmaster ™)	1,381	(1,188)	1,236	1,429	—	(61,985)	28,832	(80)	(33,233)	(31,804)	245,913	214,109	—	(5,141)	2,394	(2,747)
Touchstone Moderate ETF (IQ Annuity ™)	9,310	(26,531)	31,803	14,582	37,421	(224,117)	(216,678)	(1,506)	(404,880)	(390,298)	2,345,745	1,955,447	3,125	(18,565)	(18,060)	(33,500)
Touchstone Moderate ETF (Pinnacle Plus ™)	(1,196)	62,206	(59,243)	1,767	—	(21,940)	(243,577)	(831)	(266,348)	(264,581)	764,842	500,261	—	(1,942)	(20,727)	(22,669)
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	437	745	(680)	502	—	(6,281)	—	—	(6,281)	(5,779)	44,124	38,345	—	(478)	—	(478)
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,766	120	(413)	1,473	—	—	—	—	—	1,473	119,865	121,338	—	—	—	—
Touchstone Money Market (AdvantEdge ™)	(22,547)	—	—	(22,547)	92,356	(146,030)	(371,647)	(233)	(425,554)	(448,101)	1,408,470	960,369	9,419	(14,913)	(38,219)	(43,713)
Touchstone Money Market (AnnuiChoice ™)	(13,124)	—	—	(13,124)	1,334	(694,534)	363,263	(1,538)	(331,475)	(344,599)	1,728,749	1,384,150	118	(61,436)	32,230	(29,088)
Touchstone Money Market (AnnuiChoice II ™)	(21,266)	—	—	(21,266)	138,115	(11,631)	(140,561)	(581)	(14,658)	(35,924)	1,953,387	1,917,463	14,136	(1,244)	(14,308)	(1,416)
Touchstone Money Market (Grandmaster ™)	(49,515)	—	—	(49,515)	54,012	(815,846)	149,097	(1,653)	(614,390)	(663,905)	3,950,634	3,286,729	5,013	(75,583)	13,667	(56,903)
Touchstone Money Market (GrandMaster flex3™)	(26,696)	—	—	(26,696)	4,128	(544,753)	439,098	(1,508)	(103,035)	(129,731)	1,404,895	1,275,164	388	(51,443)	40,780	(10,275)
Touchstone Money Market (IQ Advisor Standard ™)	(2,406)	—	—	(2,406)	—	(800,614)	683,886	2	(116,726)	(119,132)	256,904	137,772	—	(80,832)	68,946	(11,886)
Touchstone Money Market (IQ Annuity ™)	(4,456)	—	—	(4,456)	—	(15,676)	409,440	(202)	393,562	389,106	86,759	475,865	—	(1,473)	37,928	36,455
Touchstone Money Market (IQ3 ™)	(57,608)	—	—	(57,608)	41,134	(1,162,897)	649,402	(4,520)	(476,881)	(534,489)	3,554,320	3,019,831	3,797	(108,253)	59,291	(45,165)
Touchstone Money Market (Pinnacle Plus ™)	(24,005)	—	—	(24,005)	4,550	(60,544)	(401,412)	(632)	(458,038)	(482,043)	1,710,516	1,228,473	469	(6,730)	(40,946)	(47,207)
Touchstone Third Avenue Value (AdvantEdge ™)	3,603	32,673	(146,289)	(110,013)	26,451	(51,801)	(6,610)	(70)	(32,030)	(142,043)	684,337	542,294	2,668	(5,508)	(597)	(3,437)
Touchstone Third Avenue Value (AnnuiChoice ™)	23,395	(338,682)	(67,387)	(382,674)	26,943	(549,150)	(249,775)	(2,886)	(774,868)	(1,157,542)	3,038,900	1,881,358	1,427	(29,814)	(14,097)	(42,484)
Touchstone Third Avenue Value (AnnuiChoice II ™)	9,702	(70,970)	(96,954)	(158,222)	44,874	(57,114)	(28,695)	(1,091)	(42,026)	(200,248)	1,008,013	807,765	5,057	(7,141)	(2,240)	(4,324)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	1,593	89,084	(215,800)	(125,123)	12,718	(215,577)	(69,089)	(662)	(272,610)	(397,733)	972,446	574,713	772	(14,307)	(4,842)	(18,377)
Touchstone Third Avenue Value (Grandmaster ™)	6,788	(148,598)	(32,838)	(174,648)	9,912	(61,217)	(91,958)	(278)	(143,541)	(318,189)	1,136,653	818,464	663	(4,593)	(6,864)	(10,794)
Touchstone Third Avenue Value (IQ Annuity ™)	16,116	(408,166)	(17,441)	(409,491)	77,740	(415,815)	(81,145)	(2,053)	(421,273)	(830,764)	2,875,749	2,044,985	4,946	(26,091)	(4,825)	(25,970)
Touchstone Third Avenue Value (Pinnacle Plus ™)	3,432	113,399	(265,477)	(148,646)	9,922	(78,834)	(153,399)	(1,132)	(223,443)	(372,089)	1,149,425	777,336	560	(4,848)	(8,135)	(12,423)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	(2)	(2,490)	2,370	(122)	—	(4,180)	—	—	(4,180)	(4,302)	5,305	1,003	—	(280)	—	(280)
Touchstone Third Avenue Value (IQ Advisor Standard ™)	5,490	(173,750)	70,185	(98,075)	—	(36,442)	(214,339)	(5)	(250,786)	(348,861)	702,769	353,908	—	(2,342)	(16,599)	(18,941)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	632	11,431	(10,635)	1,428	—	(28,144)	(1,466)	(376)	(29,986)	(28,558)	194,173	165,615	—	(1,801)	(90)	(1,891)
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	(358)	28,573	(26,097)	2,118	—	(21,665)	(50,466)	(148)	(72,279)	(70,161)	200,322	130,161	—	(1,345)	(3,102)	(4,447)
JP Morgan IT Mid Cap Value (Grandmaster ™)	(20)	1,926	(1,870)	36	—	(5,068)	—	(10)	(5,078)	(5,042)	71,228	66,186	—	(347)	—	(347)
JP Morgan IT Mid Cap Value (IQ3 ™)	(77)	2,957	(2,748)	132	—	(6,028)	(1,452)	(58)	(7,538)	(7,406)	62,670	55,264	—	(389)	(98)	(487)
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	(166)	6,150	(5,357)	627	—	(4,335)	(10,498)	(117)	(14,950)	(14,323)	81,760	67,437	—	(293)	(627)	(920)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	101,906	(336,785)	226,361	(8,518)	105,903	(938,356)	(339,990)	(5,542)	(1,177,985)	(1,186,503)	10,149,813	8,963,310	2,251	(19,538)	(6,756)	(24,043)
Fidelity VIP Growth (Grandmaster ™)	(45,885)	277,927	(302,872)	(70,830)	—	(760,011)	171,224	(4,718)	(593,505)	(664,335)	7,373,487	6,709,152	—	(13,123)	2,746	(10,377)
Fidelity VIP High Income (Grandmaster ™)	159,828	343,849	(421,880)	81,797	4,479	(413,032)	(225,196)	(1,072)	(634,821)	(553,024)	3,412,683	2,859,659	205	(18,934)	(10,613)	(29,342)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster ™)	$69,913	$50,056	$(368,867)	$(248,898)	$47,691	$(845,148)	$(51,797)	$(4,051)	$(853,305)	$(1,102,203)	$7,530,477	$6,428,274	1,226	(21,491)	(1,262)	(21,527)
Fidelity VIP II Contrafund (Grandmaster ™)	(46,880)	(699,730)	341,927	(404,683)	128,142	(1,478,137)	(367,157)	(6,685)	(1,723,837)	(2,128,520)	12,889,841	10,761,321	3,163	(35,379)	(8,782)	(40,998)
Fidelity VIP II Index 500 (Grandmaster ™)	132,311	223,608	(317,033)	38,886	—	(459,863)	(172,673)	(2,786)	(635,322)	(596,436)	4,761,131	4,164,695	—	(15,198)	(5,498)	(20,696)
Fidelity VIP II Index 500 (IQ Annuity ™)	8,570	6,222	(13,585)	1,207	—	(23,307)	—	(328)	(23,635)	(22,428)	313,238	290,810	—	(2,417)	1	(2,416)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	19,365	2,362	2,752	24,479	—	(26,316)	(19,690)	(756)	(46,762)	(22,283)	414,123	391,840	—	(2,186)	(1,616)	(3,802)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,368	28	530	2,926	—	—	—	(10)	(10)	2,916	47,939	50,855	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	137,418	57,714	(13,591)	181,541	—	(511,601)	76,754	(1,087)	(435,934)	(254,393)	3,238,213	2,983,820	—	(14,084)	2,192	(11,892)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	11,610	8,213	(1,633)	18,190	—	(92,644)	(53,856)	(593)	(147,093)	(128,903)	381,516	252,613	—	(7,730)	(4,459)	(12,189)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	46,827	5,683	8,242	60,752	—	(79,267)	(14,039)	(360)	(93,666)	(32,914)	1,090,888	1,057,974	—	(4,621)	(809)	(5,430)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	3,886	218	868	4,972	—	(2,597)	—	(134)	(2,731)	2,241	89,913	92,154	—	(223)	(1)	(224)
Fidelity VIP III Balanced (Grandmaster ™)	10,155	1,966	(118,553)	(106,432)	—	(273,706)	72,592	(1,178)	(202,292)	(308,724)	2,285,963	1,977,239	—	(15,815)	3,913	(11,902)
Fidelity VIP Overseas (AnnuiChoice ™)	867	(2,142)	(26,117)	(27,392)	—	(2,193)	—	(554)	(2,747)	(30,139)	154,300	124,161	—	(350)	—	(350)
Fidelity VIP Overseas (AnnuiChoice II ™)	257	(1,717)	(10,027)	(11,487)	—	(2,368)	—	(103)	(2,471)	(13,958)	65,030	51,072	—	(323)	—	(323)
Fidelity VIP Overseas (Grandmaster ™)	6,664	(15,737)	(540,614)	(549,687)	—	(299,484)	175,813	(1,838)	(125,509)	(675,196)	3,055,845	2,380,649	53	(10,581)	5,658	(4,870)
Fidelity VIP Overseas (Grandmaster flex3 ™)	(134)	9,119	(8,625)	360	—	(11,004)	(17,779)	(11)	(28,794)	(28,434)	30,191	1,757	—	(1,303)	(2,151)	(3,454)
Fidelity VIP Overseas (IQ Annuity ™)	9	(1,799)	(2,194)	(3,984)	—	(7,283)	(288)	(34)	(7,605)	(11,589)	28,801	17,212	—	(913)	(34)	(947)
Fidelity VIP Overseas (Pinnacle Plus ™)	43	4,791	(20,565)	(15,731)	—	(16,010)	(4,994)	(174)	(21,178)	(36,909)	99,923	63,014	—	(2,113)	(681)	(2,794)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	3,526	(8,463)	3,237	(1,700)	672	(16,853)	(2,959)	(201)	(19,341)	(21,041)	378,570	357,529	59	(1,478)	(246)	(1,665)
Fidelity VIP Growth (IQ Annuity ™)	(3,030)	5,561	(8,018)	(5,487)	—	(17,915)	2,533	(333)	(15,715)	(21,202)	364,367	343,165	—	(2,030)	204	(1,826)
Fidelity VIP High Income (IQ Annuity ™)	10,110	5,652	20,601	36,363	—	(15,768)	(348,780)	(103)	(364,651)	(328,288)	779,680	451,392	—	(1,285)	(26,989)	(28,274)
Fidelity VIP II Asset Manager (IQ Annuity ™)	786	(1,425)	(2,712)	(3,351)	—	(18,188)	(317)	(47)	(18,552)	(21,903)	109,388	87,485	—	(1,440)	(25)	(1,465)
Fidelity VIP II Contrafund (IQ Annuity ™)	(4,899)	(24,000)	(3,774)	(32,673)	2,130	(81,735)	(41,363)	(494)	(121,462)	(154,135)	909,472	755,337	143	(5,479)	(2,689)	(8,025)
Fidelity VIP III Balanced (IQ Annuity ™)	390	738	(7,711)	(6,583)	—	(3,756)	(2,932)	(150)	(6,838)	(13,421)	133,952	120,531	—	(322)	(221)	(543)
Fidelity VIP III Mid Cap (Grandmaster ™)	(16,240)	(6,597)	(160,958)	(183,795)	—	(177,545)	(3,034)	(656)	(181,235)	(365,030)	1,700,326	1,335,296	—	(4,740)	(109)	(4,849)
Fidelity VIP III Mid Cap (IQ Annuity ™)	(11,056)	1,236	(106,063)	(115,883)	528	(100,934)	16,088	(325)	(84,643)	(200,526)	1,032,476	831,950	—	(2,608)	407	(2,201)
Fidelity VIP Overseas (IQ Annuity ™)	63	(4,800)	(4,180)	(8,917)	—	—	5,721	(17)	5,704	(3,213)	41,774	38,561	3	(2)	434	435
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	529	4,799	(7,937)	(2,609)	—	(3,713)	(4,669)	(316)	(8,698)	(11,307)	90,972	79,665	—	(383)	(361)	(744)
Fidelity VIP Asset Manager (AnnuiChoice ™)	3,692	(4,509)	(11,151)	(11,968)	—	(22,779)	(2)	(308)	(23,089)	(35,057)	331,023	295,966	—	(1,805)	(1)	(1,806)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	228	3,684	(4,720)	(808)	3,438	(26,393)	3,392	(101)	(19,664)	(20,472)	50,299	29,827	281	(2,169)	283	(1,605)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	307	10,845	(17,777)	(6,625)	—	(37,340)	(14,974)	(99)	(52,413)	(59,038)	168,700	109,662	—	(3,112)	(1,182)	(4,294)
Fidelity VIP Asset Manager (IQ3 ™)	1,619	(3,494)	(7,757)	(9,632)	—	(44,735)	(2,223)	(387)	(47,345)	(56,977)	282,293	225,316	—	(3,498)	(186)	(3,684)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	199	1,664	(3,269)	(1,406)	—	(24,899)	(5,852)	(181)	(30,932)	(32,338)	95,857	63,519	—	(1,858)	(391)	(2,249)
Fidelity VIP Balanced (AdvantEdge ™)	413	5,872	(14,033)	(7,748)	17,359	(3,965)	(12,741)	(645)	8	(7,740)	186,755	179,015	1,743	(423)	(1,098)	222
Fidelity VIP Balanced (AnnuiChoice ™)	3,798	21,828	(55,230)	(29,604)	460	(261,110)	(3,643)	(929)	(265,222)	(294,826)	945,159	650,333	33	(19,240)	(246)	(19,453)
Fidelity VIP Balanced (AnnuiChoice II ™)	2,320	16,502	(33,926)	(15,104)	14,903	(32,644)	17,750	(657)	(648)	(15,752)	361,699	345,947	1,348	(2,804)	1,642	186
Fidelity VIP Balanced (GrandMaster flex3 ™)	(343)	25,592	(34,523)	(9,274)	144	(91,333)	(131,364)	(496)	(223,049)	(232,323)	503,727	271,404	10	(6,228)	(8,817)	(15,035)
Fidelity VIP Balanced (Grandmaster ™)	4,413	(2,628)	(60,394)	(58,609)	1,494	(66,268)	78,636	(199)	13,663	(44,946)	1,101,266	1,056,320	114	(5,038)	5,832	908
Fidelity VIP Balanced (IQ3 ™)	1,121	(8,907)	(41,180)	(48,966)	2,401	(91,260)	(102,657)	(864)	(192,380)	(241,346)	973,736	732,390	186	(6,969)	(8,535)	(15,318)
Fidelity VIP Balanced (Pinnacle Plus ™)	(526)	3,170	(12,381)	(9,737)	—	(42,085)	(3,995)	(218)	(46,298)	(56,035)	177,806	121,771	—	(3,194)	(479)	(3,673)
Fidelity VIP Balanced (IQ Advisor Standard ™)	1,956	(22)	(9,420)	(7,486)	—	(2,661)	—	—	(2,661)	(10,147)	172,582	162,435	—	(195)	—	(195)
Fidelity VIP Contrafund (AdvantEdge ™)	(16,153)	101,095	(216,455)	(131,513)	991,899	(95,219)	(129,123)	(7,818)	759,739	628,226	1,774,442	2,402,668	102,405	(10,720)	(14,928)	76,757
Fidelity VIP Contrafund (AnnuiChoice ™)	(9,133)	(46,172)	(73,488)	(128,793)	22,706	(341,637)	(177,089)	(4,945)	(500,965)	(629,758)	3,843,422	3,213,664	1,463	(22,945)	(11,709)	(33,191)
Fidelity VIP Contrafund (AnnuiChoice II ™)	(6,709)	73,894	(145,368)	(78,183)	205,247	(73,242)	(32,849)	(4,411)	94,745	16,562	2,050,786	2,067,348	18,779	(7,004)	(2,561)	9,214
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(15,662)	247,743	(298,260)	(66,179)	7,216	(382,454)	(125,004)	(1,204)	(501,446)	(567,625)	2,172,888	1,605,263	467	(24,571)	(7,827)	(31,931)
Fidelity VIP Contrafund (IQ3 ™)	(34,116)	(457,559)	315,367	(176,308)	52,615	(566,074)	(492,587)	(3,383)	(1,009,429)	(1,185,737)	5,157,781	3,972,044	3,330	(36,875)	(31,707)	(65,252)
Fidelity VIP Contrafund (Pinnacle Plus ™)	(14,643)	219,200	(264,996)	(60,439)	4,994	(142,114)	(52,963)	(1,597)	(191,680)	(252,119)	1,625,864	1,373,745	302	(9,111)	(3,021)	(11,830)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	503	8,571	(14,915)	(5,841)	—	(31,267)	(20,649)	(2)	(51,918)	(57,759)	282,444	224,685	—	(1,955)	(1,337)	(3,292)
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	(33)	15	(52)	(70)	—	—	—	(9)	(9)	(79)	2,227	2,148	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(1,011)	(3,260)	1,346	(2,925)	72	(13,652)	(9,974)	(202)	(23,756)	(26,681)	125,040	98,359	8	(1,588)	(1,149)	(2,729)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	(541)	1,178	(6,453)	(5,816)	14,689	(4,636)	8,653	(107)	18,599	12,783	29,391	42,174	1,774	(550)	367	1,591
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	(481)	414	152	85	192	(2,012)	(12,177)	(31)	(14,028)	(13,943)	41,934	27,991	21	(235)	(1,290)	(1,504)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(502)	(3,943)	3,121	(1,324)	142	(10,493)	(19,855)	(37)	(30,243)	(31,567)	61,209	29,642	16	(1,112)	(2,447)	(3,543)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,045)	(1,803)	3,354	506	—	(39,306)	(415)	(54)	(39,775)	(39,269)	97,545	58,276	—	(4,286)	(32)	(4,318)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	$(118)	$353	$(387)	$(152)	$—	$(2,034)	$(2,241)	$—	$(4,275)	$(4,427)	$11,352	$6,925	—	(236)	(251)	(487)
Fidelity VIP Equity-Income (AdvantEdge ™)	643	2,562	(3,645)	(440)	7,500	(390)	4,266	(578)	10,798	10,358	64,775	75,133	829	(109)	541	1,261
Fidelity VIP Equity-Income (AnnuiChoice ™)	15,778	(93,546)	75,855	(1,913)	1,677	(181,501)	105,495	(1,481)	(75,810)	(77,723)	1,244,927	1,167,204	148	(15,913)	9,223	(6,542)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	4,484	36,903	(43,396)	(2,009)	29,568	(80,258)	(2,763)	(377)	(53,830)	(55,839)	464,483	408,644	3,441	(9,039)	(334)	(5,932)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	3,080	(22,920)	19,364	(476)	—	(35,095)	4,719	(321)	(30,697)	(31,173)	294,330	263,157	—	(3,098)	545	(2,553)
Fidelity VIP Equity-Income (IQ3 ™)	4,634	(103,237)	99,265	662	42,432	(78,547)	(108,422)	(485)	(145,022)	(144,360)	765,316	620,956	3,819	(7,156)	(9,580)	(12,917)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	9,700	(16,120)	(25,715)	(32,135)	—	(26,677)	527,118	(263)	500,178	468,043	227,485	695,528	—	(2,397)	41,052	38,655
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	364	(120)	(223)	21	—	(820)	—	—	(820)	(799)	21,454	20,655	—	(70)	—	(70)
Fidelity Freedom 2010 (Adnavtedge ™)	1,288	2,784	(7,218)	(3,146)	—	(1,635)	(12,869)	(1,170)	(15,674)	(18,820)	192,389	173,569	—	(269)	(1,198)	(1,467)
Fidelity Freedom 2010 (AnnuiChoice ™)	60	(25)	(105)	(70)	—	(181)	—	(3)	(184)	(254)	4,649	4,395	—	(18)	—	(18)
Fidelity Freedom 2010 (AnnuiChoice II ™)	2,892	(411)	(6,400)	(3,919)	—	(5,063)	10,000	(924)	4,013	94	235,151	235,245	—	(582)	955	373
Fidelity Freedom 2010 (GrandMaster ™)	324	5,280	(5,715)	(111)	4,670	(22,021)	(225)	—	(17,576)	(17,687)	52,258	34,571	450	(2,092)	(22)	(1,664)
Fidelity Freedom 2010 (Grandmaster flex3 ™)	(41)	42	(1)	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity Freedom 2010 (IQ Annuity ™)	1,311	(552)	(3,447)	(2,688)	—	(8,509)	6	(111)	(8,614)	(11,302)	157,386	146,084	—	(835)	1	(834)
Fidelity Freedom 2010 (Pinnacle Plus ™)	59	504	(2,570)	(2,007)	—	(19,245)	32,499	(16)	13,238	11,231	7,698	18,929	—	(1,956)	3,104	1,148
Fidelity Freedom 2015 (AdvantEdge ™)	1,312	(253)	(6,359)	(5,300)	93,234	—	(72)	(758)	92,404	87,104	67,688	154,792	8,873	(74)	(7)	8,792
Fidelity Freedom 2015 (AnnuiChoice ™)	(74)	403	641	970	—	(28,795)	—	—	(28,795)	(27,825)	27,825	—	—	(2,723)	—	(2,723)
Fidelity Freedom 2015 (AnnuiChoice II ™)	2,193	(396)	(4,910)	(3,113)	—	(1,949)	10,000	(226)	7,825	4,712	174,225	178,937	—	(210)	970	760
Fidelity Freedom 2015 (GrandMaster ™)	(56)	3,080	(2,432)	592	—	(22,146)	—	—	(22,146)	(21,554)	21,554	—	—	(2,137)	—	(2,137)
Fidelity Freedom 2015 (IQ Annuity ™)	338	(6,380)	3,221	(2,821)	—	(34,254)	—	(104)	(34,358)	(37,179)	118,817	81,638	—	(3,539)	1	(3,538)
Fidelity Freedom 2015 (IQ Advisor Standard ™)	4,782	9	(8,998)	(4,207)	—	—	269,030	—	269,030	264,823	—	264,823	—	—	25,825	25,825
Fidelity Freedom 2015 (Pinnacle Plus ™)	906	(37)	(2,559)	(1,690)	—	(4,526)	16,264	(16)	11,722	10,032	98,828	108,860	—	(493)	1,742	1,249
Fidelity Freedom 2020 (AdvantEdge ™)	1,391	781	(7,685)	(5,513)	—	—	127	(791)	(664)	(6,177)	196,421	190,244	—	(79)	12	(67)
Fidelity Freedom 2020 (AnnuiChoice ™)	379	(344)	(384)	(349)	—	(15,000)	—	(29)	(15,029)	(15,378)	45,344	29,966	—	(1,492)	—	(1,492)
Fidelity Freedom 2020 (AnnuiChoice II ™)	8,018	(1,416)	(22,961)	(16,359)	—	—	10,000	(1,530)	8,470	(7,889)	673,718	665,829	—	(156)	1,003	847
Fidelity Freedom 2020 (GrandMaster ™)	355	103	(1,398)	(940)	—	—	—	—	—	(940)	36,548	35,608	—	—	—	—
Fidelity Freedom 2020 (IQ Annuity ™)	340	(70)	(1,315)	(1,045)	—	—	—	(31)	(31)	(1,076)	39,236	38,160	—	(3)	—	(3)
Fidelity Freedom 2020 (Pinnacle Plus ™)	109	46	(641)	(486)	—	—	—	(2)	(2)	(488)	16,874	16,386	—	—	—	—
Fidelity Freedom 2025 (AnnuiChoice II ™)	1,721	(261)	(7,736)	(6,276)	—	—	10,000	(609)	9,391	3,115	166,943	170,058	—	(61)	1,006	945
Fidelity Freedom 2025 (GrandMaster ™)	14	(4)	(75)	(65)	—	—	—	(5)	(5)	(70)	1,798	1,728	—	(1)	—	(1)
Fidelity Freedom 2025 (Pinnacle Plus ™)	33	(27)	(302)	(296)	—	—	—	—	—	(296)	7,439	7,143	—	—	—	—
Fidelity Freedom 2030 (AdvantEdge ™)	489	319	(4,741)	(3,933)	—	(1,461)	—	—	(1,461)	(5,394)	92,039	86,645	—	(148)	1	(147)
Fidelity Freedom 2030 (AnnuiChoice II ™)	555	(17,574)	7,976	(9,043)	—	—	(86,750)	(291)	(87,041)	(96,084)	239,363	143,279	—	(31)	(9,629)	(9,660)
Fidelity Freedom 2030 (IQ Annuity ™)	305	(48)	(1,890)	(1,633)	4,200	—	—	(46)	4,154	2,521	35,064	37,585	458	(5)	—	453
Fidelity VIP Growth (AdvantEdge ™)	829	(25,965)	(7,223)	(32,359)	—	(2,765)	1,101	(63)	(1,727)	(34,086)	59,147	25,061	—	(325)	(3,485)	(3,810)
Fidelity VIP Growth (AnnuiChoice ™)	(3,557)	(26,676)	28,956	(1,277)	700	(108,319)	(82,378)	(1,243)	(191,240)	(192,517)	716,876	524,359	82	(12,865)	(10,017)	(22,800)
Fidelity VIP Growth (AnnuiChoice II ™)	(1,462)	31,764	(30,226)	76	8,934	(58,712)	31,689	(183)	(18,272)	(18,196)	240,850	222,654	780	(5,387)	3,149	(1,458)
Fidelity VIP Growth (GrandMaster ™)	(5,188)	118,128	(120,125)	(7,185)	85,332	(123,397)	(227,900)	(213)	(266,178)	(273,363)	702,404	429,041	9,128	(12,821)	(24,784)	(28,477)
Fidelity VIP Growth (GrandMaster flex3 ™)	(3,789)	(18,806)	16,490	(6,105)	—	(91,525)	5,739	(389)	(86,175)	(92,280)	352,007	259,727	—	(8,481)	233	(8,248)
Fidelity VIP Growth (IQ3 ™)	(4,882)	(22,660)	19,986	(7,556)	5,686	(52,956)	52,925	(373)	5,282	(2,274)	477,596	475,322	628	(6,215)	6,163	576
Fidelity VIP Growth (Pinnacle Plus ™)	(1,475)	(1,180)	2,450	(205)	—	(5,726)	(40,020)	(116)	(45,862)	(46,067)	142,727	96,660	—	(485)	(3,210)	(3,695)
Fidelity VIP Growth (IQ Advisor Standard ™)	(5)	(3)	(19)	(27)	—	—	—	(3)	(3)	(30)	4,020	3,990	—	—	—	—
Fidelity VIP High Income (AdvantEdge ™)	59,197	(70,412)	(49,044)	(60,259)	84,302	(64,540)	585,898	(83)	605,577	545,318	599,334	1,144,652	6,936	(5,327)	41,842	43,451
Fidelity VIP High Income (AnnuiChoice ™)	21,413	7,978	(11,263)	18,128	33	(12,642)	(72,790)	(354)	(85,753)	(67,625)	526,286	458,661	2	(846)	(4,454)	(5,298)
Fidelity VIP High Income (AnnuiChoice II ™)	43,671	2,696	(26,258)	20,109	35,667	(36,725)	(18,660)	(112)	(19,830)	279	766,172	766,451	2,771	(2,928)	(1,327)	(1,484)
Fidelity VIP High Income (GrandMaster flex3 ™)	798,985	63,838	(515,940)	346,883	256,188	(1,200,246)	(1,163,677)	(674)	(2,108,409)	(1,761,526)	16,221,478	14,459,952	15,686	(73,147)	(71,312)	(128,773)
Fidelity VIP High Income (IQ3 ™)	70,123	14,411	(29,996)	54,538	—	(191,305)	(230,802)	(660)	(422,767)	(368,229)	1,842,480	1,474,251	—	(11,761)	(13,111)	(24,872)
Fidelity VIP High Income (Pinnacle Plus ™)	6,473	(1,466)	(2,775)	2,232	—	(9,727)	10,440	(104)	609	2,841	120,837	123,678	—	(663)	692	29
Fidelity VIP Index 500 (AdvantEdge ™)	18,358	7,918	(31,224)	(4,948)	575,925	(10,452)	6,975	(2,885)	569,563	564,615	448,888	1,013,503	60,145	(1,443)	1,049	59,751
Fidelity VIP Index 500 (AnnuiChoice ™)	30,127	(64,007)	41,168	7,288	—	(150,099)	(11,184)	(1,115)	(162,398)	(155,110)	1,015,298	860,188	—	(15,520)	(1,098)	(16,618)
Fidelity VIP Index 500 (IQ3 ™)	34,753	117,737	(149,018)	3,472	4,031	(179,510)	(109,454)	(1,306)	(286,239)	(282,767)	1,408,551	1,125,784	387	(17,514)	(10,994)	(28,121)
Fidelity VIP Index 500 (AnnuiChoice II ™)	18,311	30,286	(39,879)	8,718	172,544	(71,179)	(97,222)	(1,407)	2,736	11,454	620,277	631,731	19,370	(8,370)	(10,127)	873
Fidelity VIP Index 500 (Grandmaster ™)	15,584	(80,188)	72,036	7,432	4,076	(142,099)	(154,261)	(179)	(292,463)	(285,031)	740,060	455,029	512	(16,386)	(17,454)	(33,328)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	7,603	56,525	(59,378)	4,750	—	(37,980)	(91,630)	(325)	(129,935)	(125,185)	316,449	191,264	—	(4,605)	(10,093)	(14,698)
Fidelity VIP Index 500 (IQ Advisor Standard ™)	8,663	75,716	(72,260)	12,119	—	(115,758)	(117,821)	(15)	(233,594)	(221,475)	370,340	148,865	—	(12,145)	(13,068)	(25,213)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus ™)	$6,339	$(29,027 `	$18,367	$(4,321)	$—	$(14,766)	$(17,896)	$(194)	$(32,856)	$(37,177)	$276,075	$238,898	—	(1,310)	(1,673)	(2,983)
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	54,567	7,398	5,885	67,850	756,154	(95,020)	(61,953)	(5,239)	593,942	661,792	747,490	1,409,282	65,239	(8,509)	(5,150)	51,580
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	129,947	28,331	17,354	175,632	1,131	(515,333)	(407,303)	(3,653)	(925,158)	(749,526)	3,280,288	2,530,762	73	(32,796)	(24,955)	(57,678)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	55,254	14,795	(2,557)	67,492	240,973	(136,086)	(3,980)	(4,510)	96,397	163,889	1,085,532	1,249,421	19,212	(11,188)	(147)	7,877
Fidelity VIP Investment Grade Bond (GrandMaster ™)	79,994	138,829	(91,692)	127,131	33,288	(259,740)	(526,111)	(582)	(753,145)	(626,014)	2,339,984	1,713,970	2,768	(21,685)	(42,491)	(61,408)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	29,160	33,349	(25,882)	36,627	270	(97,072)	(135,636)	(772)	(233,210)	(196,583)	844,527	647,944	22	(7,732)	(10,760)	(18,470)
Fidelity VIP Investment Grade Bond (IQ3 ™)	73,107	1,829	22,124	97,060	11,417	(242,775)	(73,669)	(1,438)	(306,465)	(209,405)	1,879,465	1,670,060	756	(16,439)	(4,736)	(20,419)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	24,211	34,981	(17,562)	41,630	4,290	(58,854)	(219,636)	(978)	(275,178)	(233,548)	791,328	557,780	343	(4,727)	(16,911)	(21,295)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	18,840	(2,547)	6,793	23,086	—	(293,005)	7,293	1	(285,711)	(262,625)	557,311	294,686	—	(21,906)	449	(21,457)
Fidelity VIP Mid Cap (AdvantEdge ™)	(6,119)	44,927	(96,389)	(57,581)	48,513	(61,225)	(194,371)	(997)	(208,080)	(265,661)	474,171	208,510	4,479	(5,643)	(20,047)	(21,211)
Fidelity VIP Mid Cap (AnnuiChoice ™)	(20,034)	82,371	(367,339)	(305,002)	5,683	(388,669)	(555,083)	(2,571)	(940,640)	(1,245,642)	2,880,242	1,634,600	240	(17,079)	(25,995)	(42,834)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	(6,533)	69,765	(145,452)	(82,220)	93,006	(38,210)	(12,112)	(942)	41,742	(40,478)	689,434	648,956	8,011	(3,146)	(1,117)	3,748
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(12,459)	187,779	(287,575)	(112,255)	11,061	(193,711)	(108,311)	(961)	(291,922)	(404,177)	1,065,185	661,008	488	(9,399)	(5,696)	(14,607)
Fidelity VIP Mid Cap (Grandmaster ™)	(15,945)	255,827	(482,489)	(242,607)	58,704	(156,926)	(1,042,513)	(467)	(1,141,202)	(1,383,809)	1,770,730	386,921	3,200	(8,350)	(65,867)	(71,017)
Fidelity VIP Mid Cap (IQ Annuity ™)	(27,649)	485,736	(712,165)	(254,078)	32,114	(331,585)	276,857	(2,163)	(24,777)	(278,855)	2,681,054	2,402,199	1,381	(15,169)	16,052	2,264
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(14,594)	3,897	(116,914)	(127,611)	5,280	(115,176)	(320,937)	(1,211)	(432,044)	(559,655)	1,154,917	595,262	235	(5,440)	(16,004)	(21,209)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	(91)	598	(1,884)	(1,377)	—	(5,379)	—	1	(5,378)	(6,755)	14,667	7,912	—	(295)	1	(294)
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	(359)	43,490	(52,873)	(9,742)	—	(5,366)	(25,388)	2	(30,752)	(40,494)	220,096	179,602	—	(275)	(610)	(885)
Fidelity VIP Overseas (AdvantEdge ™)	54	(2,395)	(92,401)	(94,742)	172,041	(11,732)	37,384	(1,708)	195,985	101,243	368,621	469,864	21,421	(1,704)	5,327	25,044
Fidelity VIP Overseas (AnnuiChoice ™)	1,385	(9,043)	(81,888)	(89,546)	748	(75,448)	(63,626)	(644)	(138,970)	(228,516)	637,610	409,094	66	(6,319)	(5,350)	(11,603)
Fidelity VIP Overseas (AnnuiChoice II ™)	890	25,677	(93,699)	(67,132)	47,140	(16,395)	16,577	(318)	47,004	(20,128)	314,478	294,350	4,987	(1,969)	1,680	4,698
Fidelity VIP Overseas (GrandMaster ™)	(1,690)	(153,799)	52,725	(102,764)	41,134	(151,847)	(166,826)	(161)	(277,700)	(380,464)	868,934	488,470	4,946	(18,815)	(19,451)	(33,320)
Fidelity VIP Overseas (GrandMaster flex3 ™)	(1,392)	59,370	(102,619)	(44,641)	—	(93,220)	(68,803)	(318)	(162,341)	(206,982)	379,662	172,680	—	(6,900)	(5,834)	(12,734)
Fidelity VIP Overseas (IQ3 ™)	1,116	86,168	(164,992)	(77,708)	8,756	(61,700)	(21,995)	(458)	(75,397)	(153,105)	659,196	506,091	809	(5,279)	1,276	(3,194)
Fidelity VIP Overseas (Pinnacle Plus ™)	(182)	(20,449)	(16,287)	(36,918)	—	(23,152)	(18,032)	(226)	(41,410)	(78,328)	221,182	142,854	—	(1,719)	(1,094)	(2,813)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	23	(402)	(2,170)	(2,549)	—	(5,979)	—	1	(5,978)	(8,527)	17,062	8,535	—	(489)	(1)	(490)
Fidelity VIP Overseas (IQ Advisor Standard ™)	1,088	(31,847)	7,359	(23,400)	—	(66,631)	—	(1)	(66,632)	(90,032)	215,276	125,244	—	(4,557)	—	(4,557)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	3,647	1,496	1,035	6,178	—	(29,948)	(15,332)	(98)	(45,378)	(39,200)	118,980	79,780	—	(1,354)	(692)	(2,046)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	280	(10)	175	445	—	—	—	(9)	(9)	436	7,686	8,122	—	(1)	—	(1)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	2,271	866	612	3,749	—	(28,738)	—	(38)	(28,776)	(25,027)	75,039	50,012	—	(1,358)	—	(1,358)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	4,936	(1,498)	4,703	8,141	—	(22,741)	—	(108)	(22,849)	(14,708)	162,086	147,378	—	(1,086)	(1)	(1,087)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(817)	15,121	8,394	22,698	—	(153,708)	(21,849)	(486)	(176,043)	(153,345)	466,042	312,697	—	(6,711)	(929)	(7,640)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(249)	(3,013)	6,851	3,589	—	(1,198)	—	(111)	(1,309)	2,280	76,965	79,245	—	(138)	1	(137)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	(954)	1,616	4,904	5,566	—	(9,111)	(13,128)	(158)	(22,397)	(16,831)	138,807	121,976	—	(428)	(602)	(1,030)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	(2,745)	(33,238)	55,226	19,243	—	(25,829)	(2,112)	(272)	(28,213)	(8,970)	443,197	434,227	—	(1,204)	(105)	(1,309)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	1,783	(51,486)	(14,295)	(63,998)	1,325	(94,834)	9,605	(571)	(84,475)	(148,473)	617,331	468,858	74	(5,313)	616	(4,623)
Franklin Growth and Income Securities (AdvantEdge ™)	758	399	(809)	348	—	—	46,125	(110)	46,015	46,363	36,995	83,358	—	(12)	4,788	4,776
Franklin Growth and Income Securities (AnnuiChoice ™)	37,189	(130,820)	112,596	18,965	640	(121,939)	21,716	(1,409)	(100,992)	(82,027)	1,480,560	1,398,533	46	(9,043)	1,528	(7,469)
Franklin Growth and Income Securities (AnnuiChoice II ™)	4,475	1,222	(5,291)	406	57,648	(260)	(3,652)	(236)	53,500	53,906	132,327	186,233	5,880	(52)	(422)	5,406
Franklin Growth and Income Securities (GrandMaster flex3 ™)	13,936	(76,567)	67,036	4,405	174	(92,991)	(40,231)	(555)	(133,603)	(129,198)	708,900	579,702	13	(7,206)	(3,147)	(10,340)
Franklin Growth and Income Securities (Grandmaster ™)	14,985	(133,087)	115,723	(2,379)	—	(99,330)	(5,032)	(251)	(104,613)	(106,992)	651,343	544,351	—	(7,773)	(776)	(8,549)
Franklin Growth and Income Securities (IQ Annuity ™)	43,260	(213,796)	198,448	27,912	42,329	(318,714)	(174,293)	(1,299)	(451,977)	(424,065)	2,174,356	1,750,291	3,322	(24,205)	(12,825)	(33,708)
Franklin Growth and Income Securities (Pinnacle Plus ™)	3,777	(61,857)	47,051	(11,029)	—	(48,903)	532,225	(546)	482,776	471,747	432,773	904,520	—	(4,000)	41,429	37,429
Franklin Income Securities (AdvantEdge ™)	16,838	318	(5,743)	11,413	171,319	(16,394)	72,567	(229)	227,263	238,676	201,133	439,809	15,769	(1,513)	7,794	22,050
Franklin Income Securities (AnnuiChoice ™)	126,817	(211,125)	146,925	62,617	1,812	(426,119)	98,048	(3,259)	(329,518)	(266,901)	2,873,358	2,606,457	99	(23,537)	6,623	(16,815)
Franklin Income Securities (AnnuiChoice II ™)	45,777	(13,522)	(21,445)	10,810	65,100	(25,193)	1,791	(1,053)	40,645	51,455	953,613	1,005,068	5,590	(2,607)	498	3,481
Franklin Income Securities (GrandMaster flex3 ™)	127,185	(127,706)	37,546	37,025	6,023	(331,725)	8,420	(1,756)	(319,038)	(282,013)	3,149,195	2,867,182	265	(19,024)	1,013	(17,746)
Franklin Income Securities (Grandmaster ™)	109,464	361,813	(362,803)	108,474	15,370	(354,251)	111,185	(1,083)	(228,779)	(120,305)	2,867,207	2,746,902	875	(19,855)	10,521	(8,459)
Franklin Income Securities (IQ Annuity ™)	138,715	(144,406)	48,349	42,658	28,282	(575,396)	(74,329)	(2,382)	(623,825)	(581,167)	3,319,008	2,737,841	1,591	(32,772)	(3,797)	(34,978)
Franklin Income Securities (Pinnacle Plus ™)	69,812	(105,003)	62,365	27,174	374	(177,068)	93,743	(1,881)	(84,832)	(57,658)	1,786,048	1,728,390	24	(11,910)	7,315	(4,571)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	120	126	(86)	160	—	(6,299)	—	(12)	(6,311)	(6,151)	6,152	1	—	—	(599)	(599)
Franklin Income Securities (IQ Advisor Enhanced ™)	569	(203)	(190)	176	—	(4,459)	—	(1)	(4,460)	(4,284)	11,259	6,975	—	(309)	—	(309)
Franklin Income Securities (IQ Advisor Standard ™)	5,124	24	(3,409)	1,739	—	—	—	—	—	1,739	98,105	99,844	—	—	—	—

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Franklin Large Cap Growth Securities (AdvantEdge ™)	$(6,964)	$6,744	$(25,478)	$(25,698)	$519,035	$(9,783)	$(18,160)	$(2,398)	$488,694	$462,996	$431,073	$894,069	53,326	(1,312)	(1,586)	50,428
Franklin Large Cap Growth Securities (AnnuiChoice ™)	(468)	29,087	(42,035)	(13,416)	4,127	(111,776)	(6,851)	(244)	(114,744)	(128,160)	289,081	160,921	304	(8,993)	(463)	(9,152)
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	(1,905)	1,481	(13,783)	(14,207)	76,007	(18,264)	10,897	(1,541)	67,099	52,892	350,345	403,237	7,002	(1,964)	1,099	6,137
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(1,094)	(11,677)	12,195	(576)	—	(60,814)	13,632	(161)	(47,343)	(47,919)	141,869	93,950	—	(4,688)	1,218	(3,470)
Franklin Large Cap Growth Securities (Grandmaster ™)	(273)	(2,136)	2,405	(4)	—	(13,493)	(19,488)	(10)	(32,991)	(32,995)	63,719	30,724	—	(1,020)	(1,416)	(2,436)
Franklin Large Cap Growth Securities (IQ Annuity ™)	(1,074)	17,799	(20,629)	(3,904)	—	(54,007)	(1,876)	(195)	(56,078)	(59,982)	183,800	123,818	—	(4,148)	(156)	(4,304)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(3,270)	49,323	(50,293)	(4,240)	—	(10,241)	(206,921)	(502)	(217,664)	(221,904)	471,202	249,298	—	(907)	(17,235)	(18,142)
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	7	22	(278)	(249)	—	—	—	—	—	(249)	11,911	11,662	—	—	—	—
Franklin Mutual Shares Securities (AdvantEdge ™)	17,089	18,265	(73,900)	(38,546)	764,494	(71,974)	53,047	(5,673)	739,894	701,348	995,438	1,696,786	84,595	(8,480)	6,695	82,810
Franklin Mutual Shares Securities (AnnuiChoice ™)	15,028	(99,503)	74,602	(9,873)	5,353	(289,622)	164,784	(1,362)	(120,847)	(130,720)	1,190,304	1,059,584	345	(19,141)	11,657	(7,139)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	13,853	(11,521)	(26,157)	(23,825)	97,243	(31,114)	17,952	(2,200)	81,881	58,056	1,043,438	1,101,494	10,213	(3,554)	2,117	8,776
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	9,710	(99,121)	59,569	(29,842)	31,526	(285,389)	(173,686)	(891)	(428,440)	(458,282)	1,780,598	1,322,316	2,031	(19,683)	(11,396)	(29,048)
Franklin Mutual Shares Securities (IQ Annuity ™)	6,403	(78,758)	57,757	(14,598)	27,700	(160,970)	(73,021)	(1,061)	(207,352)	(221,950)	934,598	712,648	1,864	(11,235)	(4,504)	(13,875)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	6,498	(63,756)	43,801	(13,457)	—	(84,396)	80,146	(1,497)	(5,747)	(19,204)	962,165	942,961	—	(6,469)	6,984	515
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	8,740	(60,464)	38,440	(13,284)	—	(4,400)	(188,749)	(1)	(193,150)	(206,434)	479,382	272,948	—	(343)	(15,451)	(15,794)
Franklin Mutual Shares Securities(Grandmaster ™)	17,431	44,704	(47,792)	14,343	2,250	(111,008)	841,409	(372)	732,279	746,622	771,067	1,517,689	154	(7,758)	60,498	52,894
Franklin Small Cap Value Securities (AdvantEdge ™)	(918)	15,825	(14,986)	(79)	24,786	(3,340)	(221,112)	(127)	(199,793)	(199,872)	273,341	73,469	2,444	(317)	(19,843)	(17,716)
Franklin Small Cap Value Securities (Annuichoice ™)	(464)	8,416	(11,381)	(3,429)	255	(6,621)	(22,602)	(115)	(29,083)	(32,512)	140,960	108,448	26	(705)	(2,153)	(2,832)
Franklin Small Cap Value Securities (Annuichoice II ™)	(810)	15,757	(28,463)	(13,516)	62,992	(3,965)	(48,488)	(306)	10,233	(3,283)	139,970	136,687	6,479	(475)	(5,613)	391
Franklin Small Cap Value Securities (Grandmaster ™)	(783)	491	(7,070)	(7,362)	—	(1,878)	1,476	(11)	(413)	(7,775)	133,459	125,684	—	(202)	87	(115)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(809)	4,154	(10,912)	(7,567)	—	(2,487)	29,878	(39)	27,352	19,785	72,785	92,570	—	(294)	2,948	2,654
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	(102)	10,665	(7,690)	2,873	—	(48,968)	—	—	(48,968)	(46,095)	46,094	(1)	—	(4,739)	—	(4,739)
Franklin Small Cap Value Securities (IQ Annuuity ™)	(632)	(131)	(4,383)	(5,146)	1,363	(4,063)	6,055	(73)	3,282	(1,864)	84,984	83,120	162	(498)	617	281
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(1,894)	(4,724)	(3,381)	(9,999)	11	(16,903)	4,319	(337)	(12,910)	(22,909)	176,658	153,749	1	(2,025)	506	(1,518)
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™)	(3)	304	(358)	(57)	—	(3,009)	—	(7)	(3,016)	(3,073)	3,073	—	—	(272)	—	(272)
Templeton Foriegn Securities Fund (AdvantEdge ™)	(315)	4,583	(76,757)	(72,489)	292,249	(5,649)	15,649	(2,054)	300,195	227,706	376,903	604,609	32,017	(875)	2,081	33,223
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	1,473	(68,129)	13,910	(52,746)	8,133	(84,709)	(170,152)	(364)	(247,092)	(299,838)	604,780	304,942	412	(4,847)	(9,726)	(14,161)
Templeton Foriegn Securities Fund (Grandmaster ™)	1,495	37,352	(86,121)	(47,274)	—	(30,273)	(11,656)	(161)	(42,090)	(89,364)	386,552	297,188	—	(1,626)	(1,043)	(2,669)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	892	(13,722)	(52,176)	(65,006)	6,600	(38,957)	(28,516)	(837)	(61,710)	(126,716)	628,724	502,008	373	(2,464)	(1,300)	(3,391)
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™)	5	24	(6)	23	—	(1,695)	—	(4)	(1,699)	(1,676)	1,676	—	—	—	(164)	(164)
Templeton Foreign Securities Fund (AnnuiChoice ™)	5,496	6,924	(96,517)	(84,097)	99	(171,093)	(67,477)	(622)	(239,093)	(323,190)	896,609	573,419	5	(8,951)	(4,091)	(13,037)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	2,602	16,991	(80,179)	(60,586)	79,658	(20,001)	19,450	(702)	78,405	17,819	393,303	411,122	7,336	(2,046)	1,444	6,734
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	348	(440)	(3,405)	(3,497)	—	(989)	—	—	(989)	(4,486)	32,162	27,676	—	(66)	—	(66)
Templeton Growth Securities (AdvantEdge ™)	(343)	(47)	(7,524)	(7,914)	14,780	—	3,930	(412)	18,298	10,384	96,626	107,010	1,843	(48)	558	2,353
Templeton Growth Securities (AnnuiChoice ™)	1,345	(17,460)	(10,497)	(26,612)	514	(7,523)	(64,079)	(491)	(71,579)	(98,191)	374,103	275,912	34	(560)	(4,480)	(5,006)
Templeton Growth Securities (AnnuiChoice II ™)	691	(30,801)	11,406	(18,704)	5,517	(787)	(57,767)	(625)	(53,662)	(72,366)	234,873	162,507	654	(176)	(7,129)	(6,651)
Templeton Growth Securities (GrandMaster flex3 ™)	(1,299)	(124,298)	64,370	(61,227)	932	(82,639)	(155,585)	(466)	(237,758)	(298,985)	794,623	495,638	66	(5,728)	(12,140)	(17,802)
Templeton Growth Securities (Grandmaster ™)	(98)	(11,728)	(14,755)	(26,581)	—	(12,862)	(6,125)	(136)	(19,123)	(45,704)	346,052	300,348	—	(899)	(399)	(1,298)
Templeton Growth Securities (IQ Annuity ™)	(550)	(48,762)	3,851	(45,461)	3,823	(106,132)	(10,361)	(542)	(113,212)	(158,673)	725,022	566,349	274	(7,974)	227	(7,473)
Templeton Growth Securities (Pinnacle Plus ™)	(1,568)	(37,307)	2,189	(36,686)	—	(37,952)	(26,145)	(653)	(64,750)	(101,436)	501,308	399,872	—	(3,012)	(1,880)	(4,892)
Templeton Growth Securities (IQ Advisor Standard ™)	1,727	22,368	(34,352)	(10,257)	—	—	(181,556)	—	(181,556)	(191,813)	191,814	1	—	—	(16,005)	(16,005)
Invesco Van Kampen VI Comstock (AdvantEdge ™)	(1,291)	17,180	(37,962)	(22,073)	66,105	(23,738)	5,805	(191)	47,981	25,908	430,909	456,817	6,873	(2,556)	212	4,529
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	1,106	(12,707)	3,305	(8,296)	300	(24,938)	(5,451)	(342)	(30,431)	(38,727)	281,055	242,328	19	(1,673)	(394)	(2,048)
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	275	3,521	(12,949)	(9,153)	42,942	(1,101)	8,736	(752)	49,825	40,672	261,044	301,716	4,442	(195)	1,028	5,275
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	(198)	36,268	(46,724)	(10,654)	150	(53,619)	(24,312)	(220)	(78,001)	(88,655)	167,191	78,536	11	(3,919)	(2,007)	(5,915)
Invesco Van Kampen VI Comstock (Grandmaster ™)	(373)	(1,449)	(6,495)	(8,317)	—	(8,255)	74,899	(43)	66,601	58,284	128,415	186,699	—	(567)	4,974	4,407
Invesco Van Kampen VI Comstock (IQ Annuity ™)	(460)	(9,658)	(1,025)	(11,143)	480	(27,523)	11,285	(151)	(15,909)	(27,052)	382,753	355,701	33	(1,905)	909	(963)
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	404	(1,213)	(3,470)	(4,279)	—	(913)	(26,738)	—	(27,651)	(31,930)	48,962	17,032	—	(73)	(2,450)	(2,523)
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	(474)	10,051	(22,795)	(13,218)	—	(19,833)	81,540	(216)	61,491	48,273	177,738	226,011	—	(1,824)	6,127	4,303
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	(293)	273	(1,398)	(1,418)	—	(193)	156	(62)	(99)	(1,517)	18,402	16,885	—	(23)	17	(6)
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	(277)	1,667	(3,042)	(1,652)	1,115	(8,037)	(1,557)	(67)	(8,546)	(10,198)	31,473	21,275	68	(513)	(106)	(551)
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	(683)	106	(3,845)	(4,422)	—	—	—	(51)	(51)	(4,473)	59,269	54,796	—	(4)	—	(4)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	(739)	282	(3,274)	(3,731)	—	—	—	(3)	(3)	(3,734)	47,602	43,868	—	—	—	—
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	(440)	6,544	(2,116)	3,988	—	—	(64,991)	(3)	(64,994)	(61,006)	63,438	2,432	—	—	(4,044)	(4,044)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	$(3,922)	$31,989	$(49,926)	$(21,859)	$—	$(35,287)	$7,278	$(195)	$(28,204)	$(50,063)	$288,521	$238,458	—	(2,403)	388	(2,015)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	(921)	7,540	(9,890)	(3,271)	—	(2,251)	(5,540)	(51)	(7,842)	(11,113)	54,049	42,936	—	(174)	(394)	(568)
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	(3,764)	31,113	(19,954)	7,395	—	(11,467)	(220,569)	(346)	(232,382)	(224,987)	288,476	63,489	—	(1,125)	(21,249)	(22,374)
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	(104)	2,208	(1,724)	380	—	(7,645)	(314)	(11)	(7,970)	(7,590)	29,628	22,038	—	(716)	(25)	(741)
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	(763)	10,143	(8,914)	466	—	(16,929)	(2,409)	(499)	(19,837)	(19,371)	157,607	138,236	—	(1,661)	(202)	(1,863)
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	(322)	2,210	(2,265)	(377)	—	(5,158)	(162)	(10)	(5,330)	(5,707)	44,792	39,085	—	(530)	(15)	(545)
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	(172)	2,216	(249)	1,795	—	(2,650)	(24,890)	(5)	(27,545)	(25,750)	27,580	1,830	—	(246)	(2,317)	(2,563)
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	(526)	20,609	(15,666)	4,417	—	(13,288)	(48,979)	(56)	(62,323)	(57,906)	94,901	36,995	—	(1,292)	(4,437)	(5,729)
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	(105)	332	(683)	(456)	—	(1,256)	7,465	(27)	6,182	5,726	4,055	9,781	—	(130)	711	581
Invesco Van Kampen VI International Growth II (Annuichoice™)	(14)	—	(311)	(325)	—	—	9,435	—	9,435	9,110	—	9,110	—	—	1,079	1,079
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	(61)	(52)	(785)	(898)	—	(485)	7,156	(1)	6,670	5,772	—	5,772	—	(55)	741	686
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	7,156	1,007	1,960	10,123	142,299	—	30,779	(739)	172,339	182,462	167,793	350,255	11,740	(63)	2,542	14,219
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	6,077	27,256	(22,650)	10,683	1,200	(50,968)	(57,127)	(182)	(107,077)	(96,394)	254,668	158,274	99	(4,216)	(4,630)	(8,747)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	9,766	5,811	(749)	14,828	47,585	(43,594)	2,246	(374)	5,863	20,691	236,646	257,337	3,974	(3,585)	189	578
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	5,652	10,965	(5,854)	10,763	—	(12,140)	(23,391)	(75)	(35,606)	(24,843)	191,007	166,164	—	(594)	(1,078)	(1,672)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	9,581	7,826	(1,169)	16,238	—	(109,021)	119,079	(343)	9,715	25,953	240,471	266,424	—	(9,102)	10,181	1,079
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	8,632	13,875	(6,741)	15,766	7,767	(21,989)	(64,715)	(274)	(79,211)	(63,445)	335,538	272,093	376	(1,091)	(3,179)	(3,894)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	10,582	(1,463)	6,136	15,255	—	(11,507)	(40,640)	(480)	(52,627)	(37,372)	306,726	269,354	—	(678)	(2,259)	(2,937)
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	412	8	193	613	—	—	—	—	—	613	9,817	10,430	—	—	—	—
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	(3,987)	21,059	(85,667)	(68,595)	102,150	(195)	(39,483)	(863)	61,609	(6,986)	333,678	326,692	12,210	(128)	(4,161)	7,921
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(2,520)	57,266	(134,147)	(79,401)	1,365	(55,154)	(48,310)	(391)	(102,490)	(181,891)	503,598	321,707	37	(1,589)	(1,291)	(2,843)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(3,081)	57,801	(137,081)	(82,361)	104,734	(22,946)	(71,366)	(554)	9,868	(72,493)	413,287	340,794	7,711	(1,844)	(5,272)	595
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(5,367)	89,434	(170,622)	(86,555)	5,907	(56,700)	75,350	(392)	24,165	(62,390)	468,217	405,827	162	(1,743)	2,587	1,006
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(3,441)	34,038	(99,846)	(69,249)	193	(28,477)	(94,160)	(117)	(122,561)	(191,810)	461,262	269,452	5	(851)	(2,659)	(3,505)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(5,817)	37,859	(143,033)	(110,991)	4,323	(19,116)	(47,726)	(622)	(63,141)	(174,132)	607,632	433,500	131	(619)	(1,446)	(1,934)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(4,633)	48,751	(108,426)	(64,308)	—	(10,333)	(134,319)	(509)	(145,161)	(209,469)	475,195	265,726	—	(381)	(4,276)	(4,657)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™)	(5)	(91)	8	(88)	—	(1,511)	—	(4)	(1,515)	(1,603)	1,602	(1)	—	—	(156)	(156)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	(236)	804	(4,810)	(4,242)	—	(1,959)	(23,118)	—	(25,077)	(29,319)	90,340	61,021	—	(79)	(507)	(586)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	(2,283)	5,208	7,809	10,734	77,666	(1,300)	(11,228)	(647)	64,491	75,225	174,547	249,772	7,706	(204)	(881)	6,621
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(2,158)	25,220	457	23,519	744	(46,693)	(73,282)	(457)	(119,688)	(96,169)	482,827	386,658	93	(5,825)	(8,924)	(14,656)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(1,783)	2,268	10,591	11,076	44,752	(16,972)	(9,403)	(429)	17,948	29,024	258,499	287,523	5,702	(2,204)	(1,313)	2,185
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	(4,609)	6,009	12,694	14,094	3,300	(24,873)	(1,897)	(420)	(23,890)	(9,796)	389,677	379,881	161	(1,411)	(10)	(1,260)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	(2)	42	(12)	28	—	(890)	—	(1)	(891)	(863)	864	1	—	—	(83)	(83)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	(2,101)	6,378	8,850	13,127	352	(3,805)	(39,099)	(111)	(42,663)	(29,536)	257,747	228,211	14	(170)	(1,576)	(1,732)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	(1,476)	26,251	(21,807)	2,968	—	(16,222)	14,239	(99)	(2,082)	886	130,244	131,130	—	(2,181)	1,626	(555)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	(2,811)	36,523	(22,025)	11,687	3,671	(38,444)	(47,464)	(414)	(82,651)	(70,964)	339,973	269,009	163	(1,665)	(2,173)	(3,675)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	(106)	(35,661)	45,638	9,871	—	(3,853)	(32,938)	1	(36,790)	(26,919)	278,999	252,080	—	(207)	(1,990)	(2,197)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	1,536	(3,288)	(8,888)	(10,640)	69,684	(1,652)	6,368	(73)	74,327	63,687	—	63,687	7,320	(201)	440	7,559
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	929	102	(4,132)	(3,101)	45,998	(728)	1,820	(14)	47,076	43,975	—	43,975	5,034	(81)	255	5,208
BlackRock Global Allocation VI (Advantedge™)*	1,680	(21)	(1,823)	(164)	32,416	—	8,438	(13)	40,841	40,677	—	40,677	3,617	(2)	944	4,559
BlackRock Global Allocation VI (AnnuiChoice II™)*	24,110	(234)	(34,509)	(10,633)	501,712	(1,071)	85,952	(126)	586,467	575,834	—	575,834	55,004	(137)	9,473	64,340
BlackRock Global Allocation VI (Annuichoice™)*	(35)	(35)	—	(70)	—	—	69	—	69	(1)	—	(1)	(4)	—	4	—
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	2,199	(26)	(4,601)	(2,428)	—	(68)	55,442	(6)	55,368	52,940	—	52,940	—	(8)	5,939	5,931
BlackRock Global Allocation VI (Grandmaster™)*	753	—	(788)	(35)	—	—	17,687	—	17,687	17,652	—	17,652	—	—	1,975	1,975
Non-Affiliated Class B:
DWS Small Cap Index (AdvantEdge ™)	(22)	(6,867)	—	(6,889)	—	—	53,679	(14)	53,665	46,776	—	46,776	—	(1)	4,520	4,519
DWS Small Cap Index (AnnuiChoice ™)	(1,071)	(41,014)	20,093	(21,992)	199	(76,648)	(53,944)	(274)	(130,667)	(152,659)	382,096	229,437	13	(6,085)	(3,090)	(9,162)
DWS Small Cap Index (AnnuiChoice II ™)	(836)	27,344	(30,192)	(3,684)	13,778	(20,728)	(78,408)	(174)	(85,532)	(89,216)	215,983	126,767	1,421	(2,112)	(6,970)	(7,661)
DWS Small Cap Index (GrandMaster flex3 ™)	(992)	13,682	(19,905)	(7,215)	30	(20,679)	(3,483)	(171)	(24,303)	(31,518)	117,514	85,996	2	(1,508)	(302)	(1,808)
DWS Small Cap Index (Grandmaster ™)	(810)	1,411	(5,514)	(4,913)	—	—	(14,699)	(2)	(14,701)	(19,614)	118,442	98,828	—	—	(1,012)	(1,012)
DWS Small Cap Index (IQ3 ™)	(2,685)	38,912	(53,003)	(16,776)	708	(34,843)	(38,519)	(270)	(72,924)	(89,700)	360,510	270,810	50	(2,405)	(2,652)	(5,007)
DWS Small Cap Index (Pinnacle Plus ™)	(984)	3,307	(6,903)	(4,580)	—	(4,297)	(34,809)	(70)	(39,176)	(43,756)	112,165	68,409	—	(352)	(2,257)	(2,609)
DWS Small Cap Index (IQ Advisor Standard ™)	1	(35)	(887)	(921)	—	(913)	—	—	(913)	(1,834)	18,636	16,802	—	(69)	—	(69)
Columbia VIT Mid Cap Value (AdvantEdge ™)	945	19,067	(10,346)	9,666	13,220	(17)	(116,534)	(22)	(103,353)	(93,687)	93,687	—	834	(2)	(6,819)	(5,987)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT Mid Cap Value (AnnuiChoice ™)	$231	$5,665	$(3,410)	$2,486	$—	$(100)	$(35,244)	$(5)	$(35,349)	$(32,863)	$32,861	$(2)	—	(6)	(2,073)	(2,079)
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	92	2,995	(2,236)	851	—	—	(9,319)	(2)	(9,321)	(8,470)	8,470	—	—	—	(537)	(537)
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	30	1,408	(826)	612	—	(139)	(10,619)	(5)	(10,763)	(10,151)	10,152	1	—	(9)	(639)	(648)
Columbia VIT Mid Cap Value (Grandmaster ™)	1,070	11,148	(4,172)	8,046	—	(50)	(83,975)	—	(84,025)	(75,979)	75,979	—	—	(3)	(4,832)	(4,835)
Columbia VIT Mid Cap Value (Pinnacle Plus ™)	586	19,262	(9,634)	10,214	11	(1,129)	(160,452)	(37)	(161,607)	(151,393)	151,393	—	1	(72)	(9,615)	(9,686)
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)*	(925)	(7,118)	(13,280)	(21,323)	5	(2,085)	94,017	(46)	91,891	70,568	—	70,568	1	(229)	8,747	8,519
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)*	(64)	(12)	(1,539)	(1,615)	—	—	9,431	(10)	9,421	7,806	—	7,806	—	(1)	940	939
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)*	(151)	(118)	(3,859)	(4,128)	5	(261)	26,793	(18)	26,519	22,391	—	22,391	1	(33)	2,724	2,692
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)*	(364)	(123)	(5,088)	(5,575)	—	(227)	66,948	(13)	66,708	61,133	—	61,133	—	(27)	7,405	7,378
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)*	(895)	(311)	(18,240)	(19,446)	—	(380)	112,345	(3)	111,962	92,516	—	92,516	—	(45)	11,195	11,150
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)*	(1,095)	(3,041)	(12,177)	(16,313)	5	(10,969)	102,281	(47)	91,270	74,957	—	74,957	1	(1,244)	10,296	9,053
Columbia VIT Small Cap Value (AdvantEdge ™)	20,343	(1,114)	(33,348)	(14,119)	113,453	(2,605)	(4,387)	(753)	105,708	91,589	141,780	233,369	7,736	(234)	(373)	7,129
Columbia VIT Small Cap Value (AnnuiChoice ™)	9,037	2,675	(17,804)	(6,092)	—	(3,454)	36,836	(36)	33,346	27,254	90,823	118,077	—	(221)	2,528	2,307
Columbia VIT Small Cap Value (AnnuiChoice II ™)	7,976	802	(14,391)	(5,613)	26,228	(923)	8,637	(217)	33,725	28,112	50,155	78,267	1,670	(76)	589	2,183
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	6,742	(518)	(10,855)	(4,631)	—	—	43,080	(36)	43,044	38,413	31,539	69,952	—	(2)	2,839	2,837
Columbia VIT Small Cap Value (Grandmaster ™)	2,297	300	(4,756)	(2,159)	—	—	12,523	(6)	12,517	10,358	9,469	19,827	—	—	765	765
Columbia VIT Small Cap Value (Pinnacle Plus ™)	11,541	(2,494)	(14,453)	(5,406)	—	(4,495)	67,670	(58)	63,117	57,711	52,430	110,141	—	(359)	4,666	4,307
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	5,496	368	(6,497)	(633)	81,135	—	(14,892)	(67)	66,176	65,543	52,371	117,914	7,309	(6)	(1,383)	5,920
Pimco VIT All Asset (AnnuiChoice ™)	17,332	1,917	(22,376)	(3,127)	—	(7,842)	220,491	(77)	212,572	209,445	86,198	295,643	—	(698)	19,335	18,637
Pimco VIT All Asset (AnnuiChoice II ™)	12,014	3,179	(18,146)	(2,953)	118,491	(8,523)	18,110	(329)	127,749	124,796	111,735	236,531	10,194	(778)	1,622	11,038
Pimco VIT All Asset (Grandmaster ™)	24,048	749	(22,982)	1,815	866	(12,177)	68,567	(16)	57,240	59,055	339,852	398,907	76	(1,076)	6,174	5,174
Pimco VIT All Asset (GrandMaster flex3 ™)	23,273	6,819	(33,639)	(3,547)	—	(16,879)	133,960	(103)	116,978	113,431	277,063	390,494	—	(1,562)	11,814	10,252
Pimco VIT All Asset (IQ Annuity ™)	10,620	3,402	(11,847)	2,175	22,901	(8,027)	47,418	(196)	62,096	64,271	127,965	192,236	2,073	(720)	4,432	5,785
Pimco VIT All Asset (Pinnacle Plus Reduced M&E ™)	1,654	(1,458)	(1,571)	(1,375)	—	(22,115)	45,910	(16)	23,779	22,404	—	22,404	—	(2,024)	4,076	2,052
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	59,506	2,786	(115,357)	(53,065)	148,293	(1,117)	15,022	(1,392)	160,806	107,741	397,684	505,425	17,686	(321)	1,965	19,330
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	28,404	(17,915)	(27,076)	(16,587)	683	(52,685)	11,380	(239)	(40,861)	(57,448)	235,387	177,939	80	(6,265)	1,207	(4,978)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	43,151	13,646	(86,250)	(29,453)	45,720	(19,178)	9,495	(405)	35,632	6,179	278,838	285,017	5,597	(2,507)	905	3,995
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	21,190	3,829	(34,587)	(9,568)	—	(17,019)	(53,147)	(23)	(70,189)	(79,757)	199,223	119,466	—	(2,164)	(6,204)	(8,368)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	50,050	(68)	(87,108)	(37,126)	—	(7,644)	28,909	(44)	21,221	(15,905)	383,567	367,662	—	(1,005)	3,511	2,506
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	111,899	(10,114)	(173,553)	(71,768)	4,826	(133,978)	26,513	(993)	(103,632)	(175,400)	944,334	768,934	580	(17,100)	4,169	(12,351)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	17,532	3,013	(26,110)	(5,565)	—	(4,100)	(83,941)	(188)	(88,229)	(93,794)	170,137	76,343	—	(519)	(10,138)	(10,657)
Pimco VIT Low Duration (AdvantEdge ™) (February 4)*	(7)	458	(566)	(115)	—	—	(7,864)	(53)	(7,917)	(8,032)	59,006	50,974	—	(5)	(689)	(694)
Pimco VIT Low Duration (AnnuiChoice ™)	1,936	1,309	(3,993)	(748)	—	(69,808)	88,670	(607)	18,255	17,507	310,830	328,337	—	(6,181)	7,723	1,542
Pimco VIT Low Duration (AnnuiChoice II ™)	4,729	9,435	(26,592)	(12,428)	146,257	(42,737)	123,422	(749)	226,193	213,765	838,433	1,052,198	12,838	(3,872)	10,142	19,108
Pimco VIT Low Duration (Grandmaster™)	1,079	(11,693)	(4,750)	(15,364)	2,379	(96,152)	(83,426)	(81)	(177,280)	(192,644)	329,523	136,879	210	(8,478)	(8,829)	(17,097)
Pimco VIT Low Duration (GrandMaster flex3 ™)	(2,692)	(163,930)	(3,338)	(169,960)	150,000	(244,509)	266,980	(120)	172,351	2,391	294,749	297,140	13,520	(21,983)	8,823	360
Pimco VIT Low Duration (IQ Annuity ™)	1,103	(3,967)	(25,114)	(27,978)	3,960	(185,171)	366,656	(1,553)	183,892	155,914	807,742	963,656	352	(16,696)	30,643	14,299
Pimco VIT Low Duration (Pinnacle Plus ™)	(165)	149	(1,240)	(1,256)	2,170	(6,158)	51,689	(187)	47,514	46,258	136,227	182,485	197	(565)	4,632	4,264
Pimco VIT Real Return (AdvantEdge ™)	4,109	(112)	4,375	8,372	109,495	(5,930)	(28,192)	(95)	75,278	83,650	86,685	170,335	9,530	(538)	(2,772)	6,220
Pimco VIT Real Return (AnnuiChoice ™)	21,562	11,837	18,263	51,662	1,550	(80,819)	120,907	(601)	41,037	92,699	466,554	559,253	134	(6,928)	10,351	3,557
Pimco VIT Real Return (AnnuiChoice II ™)	15,527	1,843	12,864	30,234	116,356	(10,886)	108,839	(215)	214,094	244,328	224,572	468,900	9,867	(912)	9,052	18,007
Pimco VIT Real Return (IQ Annuity ™)	15,407	2,279	15,260	32,946	24,779	(5,397)	217,813	(299)	236,896	269,842	222,131	491,973	2,183	(486)	18,678	20,375
Pimco VIT Real Return (Grandmaster ™)	8,794	3,127	6,431	18,352	2,510	(19,676)	85,022	(9)	67,847	86,199	179,065	265,264	214	(1,726)	7,099	5,587
Pimco VIT Real Return (GrandMaster flex3 ™)	9,989	4,297	11,350	25,636	—	(2,657)	8,407	(58)	5,692	31,328	272,323	303,651	—	(230)	605	375
Pimco VIT Real Return (Pinnacle Plus ™)	4,708	2,548	7,203	14,459	2,170	(6,985)	(17,964)	(216)	(22,995)	(8,536)	155,872	147,336	181	(628)	(1,515)	(1,962)
Pimco VIT Total Return (AdvantEdge ™)	138,379	10,164	(74,232)	74,311	3,257,181	(122,809)	(52,158)	(17,229)	3,064,985	3,139,296	3,105,239	6,244,535	266,178	(11,450)	(4,292)	250,436
Pimco VIT Total Return (AnnuiChoice ™)	42,399	(9,849)	4,894	37,444	1,021	(694,846)	572,496	(1,607)	(122,936)	(85,492)	1,407,751	1,322,259	84	(56,218)	46,433	(9,701)
Pimco VIT Total Return (AnnuiChoice II ™)	53,235	12,499	(30,049)	35,685	568,710	(101,469)	90,807	(4,109)	553,939	589,624	1,420,629	2,010,253	45,747	(8,550)	7,301	44,498
Pimco VIT Total Return (IQ Annuity ™)	38,259	(24,080)	11,295	25,474	26,219	(274,950)	75,367	(1,350)	(174,714)	(149,240)	1,533,916	1,384,676	2,184	(22,767)	5,822	(14,761)
Pimco VIT Total Return (Grandmaster ™)	57,139	117,279	(118,172)	56,246	18,509	(516,192)	695,760	(702)	197,375	253,621	2,083,843	2,337,464	1,516	(42,473)	58,082	17,125
Pimco VIT Total Return (GrandMaster flex3 ™)	25,584	(31,107)	14,046	8,523	—	(332,126)	205,710	(883)	(127,299)	(118,776)	980,688	861,912	—	(27,681)	16,368	(11,313)
Pimco VIT Total Return (Pinnacle Plus ™)	27,963	(155)	(18,041)	9,767	3,182	(122,494)	924,501	(1,016)	804,173	813,940	557,035	1,370,975	265	(11,144)	77,344	66,465

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	$(457)	$(645)	$1,599	$497	$—	$—	$(1,515)	$(184)	$(1,699)	$(1,202)	$28,267	$27,065	—	(22)	(177)	(199)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	(451)	622	881	1,052	—	(3,306)	(6,447)	(48)	(9,801)	(8,749)	51,802	43,053	—	(395)	(769)	(1,164)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	(988)	107	2,789	1,908	1,650	(4,401)	5,215	(113)	2,351	4,259	78,485	82,744	194	(526)	625	293
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	(506)	136	1,278	908	—	(1,222)	16,445	—	15,223	16,131	22,719	38,850	—	(146)	2,001	1,855
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	(274)	291	246	263	—	—	1,173	(6)	1,167	1,430	16,561	17,991	—	(1)	136	135
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	(453)	115	748	410	60	(864)	18,036	(16)	17,216	17,626	25,246	42,872	7	(105)	2,135	2,037
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	(640)	61	1,091	512	2,170	(79)	23,406	(24)	25,473	25,985	22,119	48,104	260	(13)	2,821	3,068
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	61	5	(536)	(470)	—	—	—	1	1	(469)	10,284	9,815	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	1,181	793	(7,165)	(5,191)	37,246	—	(5,209)	(662)	31,375	26,184	134,398	160,582	3,902	(70)	(296)	3,536
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	211	175	(430)	(44)	—	(553)	8,153	(2)	7,598	7,554	6,156	13,710	—	(58)	893	835
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	2,141	298	(10,104)	(7,665)	85,190	(5,241)	26,199	(461)	105,687	98,022	101,774	199,796	8,849	(605)	2,764	11,008
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	160	(2)	(1,046)	(888)	—	—	—	—	—	(888)	20,266	19,378	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	(2)	(63)	(288)	(353)	—	(1,104)	135	(4)	(973)	(1,326)	5,188	3,862	—	(119)	—	(119)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	70	(2)	(393)	(325)	—	—	6,642	(19)	6,623	6,298	499	6,797	—	(2)	694	692
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	(387)	1,365	(3,712)	(2,734)	15,242	—	(8,109)	(49)	7,084	4,350	25,432	29,782	1,782	(5)	(1,013)	764
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	(353)	42	(2,342)	(2,653)	—	(493)	28	(13)	(478)	(3,131)	35,850	32,719	—	(57)	3	(54)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	(557)	179	(3,958)	(4,336)	—	—	19,870	(56)	19,814	15,478	31,021	46,499	—	(6)	2,102	2,096
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	(555)	372	(3,011)	(3,194)	1,441	(1,068)	226	(50)	549	(2,645)	36,933	34,288	166	(129)	(3)	34
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	(37)	(226)	(39)	(302)	—	—	(3,026)	—	(3,026)	(3,328)	3,328	—	—	—	(373)	(373)
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	(189)	(38)	(760)	(987)	—	—	—	(4)	(4)	(991)	12,336	11,345	—	—	—	—
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	(238)	2,519	(3,952)	(1,671)	—	—	(4,090)	(9)	(4,099)	(5,770)	13,361	7,591	—	(1)	(577)	(578)
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	(2,884)	257	(14,826)	(17,453)	64,539	(971)	4,747	(716)	67,599	50,146	174,806	224,952	7,852	(206)	1,195	8,841
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	(95)	(3)	(834)	(932)	—	—	—	1	1	(931)	9,763	8,832	—	—	—	—
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	(1,006)	(413)	(7,046)	(8,465)	42,704	(404)	(6,754)	(74)	35,472	27,007	60,336	87,343	5,066	(57)	(784)	4,225
Rydex SGI VT Managed Futures Strategies (Grandmaster ™)	(39)	(228)	(67)	(334)	—	—	(3,225)	—	(3,225)	(3,559)	3,559	—	—	—	(415)	(415)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	(14)	(61)	(57)	(132)	—	—	1,827	—	1,827	1,695	—	1,695	—	—	221	221
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	(683)	(1,449)	(2,166)	(4,298)	—	(3,928)	(27,022)	(50)	(31,000)	(35,298)	55,199	19,901	—	(480)	(3,391)	(3,871)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	(61)	(84)	(349)	(494)	—	—	4,201	—	4,201	3,707	1,250	4,957	—	—	501	501
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)*	686	175	(192)	669	135,741	(8,220)	80,967	—	208,488	209,157	—	209,157	5,144	(313)	3,052	7,883
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)*	805	506	3,777	5,088	334,749	—	8,798	—	343,547	348,635	—	348,635	12,912	—	346	13,258
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)*	537	280	507	1,324	206,136	—	11,826	—	217,962	219,286	—	219,286	8,032	—	459	8,491
iShares Barclays TIPS Bond ETF (Varoom)*	810	1,267	3,185	5,262	129,914	(6,209)	(1,535)	—	122,170	127,432	—	127,432	4,892	(227)	(60)	4,605
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)*	263	284	1,225	1,772	48,531	—	957	—	49,488	51,260	—	51,260	1,833	—	38	1,871
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)*	226	3	240	469	8,000	—	—	—	8,000	8,469	—	8,469	318	—	—	318
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)*	789	14	599	1,402	45,532	—	10,576	—	56,108	57,510	—	57,510	1,781	—	421	2,202
iShares S&P 500 Growth Index ETF (Varoom)*	19	8	285	312	16,406	—	335	—	16,741	17,053	—	17,053	650	—	13	663
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)*	(9)	(175)	445	261	392,004	(634)	26,136	—	417,506	417,767	—	417,767	15,366	(25)	1,061	16,402
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)*	(16)	(3)	646	627	15,234	—	(380)	—	14,854	15,481	—	15,481	624	—	(15)	609
iShares S&P 500 Index ETF (Varoom)*	1,633	(1,196)	5,047	5,484	150,273	(2,124)	1,005	—	149,154	154,638	—	154,638	6,121	(84)	82	6,119
iShares S&P 500 Index ETF (Varoom GLWB 1)*	13,685	(12,713)	54,868	55,840	4,523,731	(24,879)	418,648	—	4,917,500	4,973,340	—	4,973,340	181,743	(1,024)	17,316	198,035
iShares S&P 500 Index ETF (Varoom GLWB 2)*	(729)	(351)	302	(778)	334,641	—	56,626	—	391,267	390,489	—	390,489	13,288	—	2,294	15,582
iShares S&P 500 Value Index ETF (Varoom)*	113	1	(560)	(446)	16,900	—	—	—	16,900	16,454	—	16,454	675	—	—	675
iShares S&P 500 Value Index ETF (Varoom GLWB 1)*	1,010	(1,065)	4,913	4,858	243,318	(5,982)	25,108	—	262,444	267,302	—	267,302	10,174	(256)	1,080	10,998
iShares S&P 500 Value Index ETF (Varoom GLWB 2)*	44	(2)	(1,208)	(1,166)	37,453	—	2,190	—	39,643	38,477	—	38,477	1,485	—	101	1,586
iShares S&P MidCap 400 Index ETF (Varoom)*	426	(339)	(796)	(709)	80,569	(1,054)	9,145	—	88,660	87,951	—	87,951	3,324	(43)	403	3,684
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)*	(808)	(5,492)	(21,570)	(27,870)	1,289,763	(7,806)	147,693	—	1,429,650	1,401,780	—	1,401,780	52,983	(332)	6,377	59,028
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)*	(864)	(226)	(3,306)	(4,396)	141,320	—	23,573	—	164,893	160,497	—	160,497	5,770	—	1,003	6,773
iShares S&P SmallCap 600 Index ETF (Varoom)*	(71)	(7)	1,315	1,237	49,059	(1,071)	167	—	48,155	49,392	—	49,392	2,056	(44)	7	2,019
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)*	(1,487)	(2,237)	16,446	12,722	644,882	(3,921)	60,660	—	701,621	714,343	—	714,343	26,866	(169)	2,663	29,360
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)*	(501)	(28)	1,632	1,103	65,702	—	14,928	—	80,630	81,733	—	81,733	2,703	—	663	3,366
iShares S&P Citigroup International Treasury Bond (Varoom)*	110	6	(619)	(503)	11,510	—	167	—	11,677	11,174	—	11,174	429	—	7	436
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)*	4,921	884	(25,257)	(19,452)	644,882	(3,924)	70,798	—	711,756	692,304	—	692,304	24,489	(146)	2,817	27,160
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)*	65	40	(96)	9	34,284	—	(218)	—	34,066	34,075	—	34,075	1,347	—	(7)	1,340
Vanguard Dividend Appreciation Index Fund ETF (Varoom)*	681	(387)	380	674	130,355	(6,924)	8,226	—	131,657	132,331	—	132,331	5,007	(278)	346	5,075

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (Continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)*	$333	$219	$9,378	$9,930	$403,258	$—	$23,961	$—	$427,219	$437,149	$—	$437,149	15,912	—	1,006	16,918
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)*	(50)	(169)	(3,649)	(3,868)	30,400	—	—	—	30,400	26,532	—	26,532	1,341	—	7	1,348
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)*	(1,567)	(132)	(13,771)	(15,470)	110,217	—	18,398	—	128,615	113,145	—	113,145	4,837	—	859	5,696
Vanguard MSCI EAFE ETF (Varoom)*	(114)	(9)	(983)	(1,106)	13,510	—	167	—	13,677	12,571	—	12,571	605	—	8	613
Vanguard MSCI EAFE ETF (Varoom GLWB 1)*	(3,991)	(3,667)	(61,610)	(69,268)	644,882	(3,832)	98,724	—	739,774	670,506	—	670,506	27,679	(170)	4,516	32,025
Vanguard MSCI EAFE ETF (Varoom GLWB 2)*	(636)	(32)	(5,202)	(5,870)	45,615	—	3,836	—	49,451	43,581	—	43,581	1,903	—	183	2,086
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)*	115	5	107	227	8,000	—	—	—	8,000	8,227	—	8,227	301	—	—	301
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)*	127	8	86	221	19,718	—	133	—	19,851	20,072	—	20,072	748	—	5	753
Vanguard Large-Cap Index ETF (Varoom GLWB 2)*	132	(2)	(2,640)	(2,510)	257,133	—	7,693	—	264,826	262,316	—	262,316	10,245	—	342	10,587
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)*	9	(5)	(37)	(33)	6,243	—	81	—	6,324	6,291	—	6,291	248	—	4	252
Vanguard REIT Index ETF (Varoom)*	285	(9,674)	122	(9,267)	110,366	(1,989)	(67,102)	—	41,275	32,008	—	32,008	4,079	(76)	(2,815)	1,188
Vanguard REIT Index ETF (Varoom GLWB 2)*	(95)	14	1,345	1,264	72,325	—	9,815	—	82,140	83,404	—	83,404	2,741	—	386	3,127
Vanguard Total Bond Market Index ETF (Varoom)*	252	30	675	957	82,572	—	1,172	—	83,744	84,701	—	84,701	3,162	—	45	3,207
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)*	7,449	10,294	81,843	99,586	4,514,171	(27,508)	279,427	—	4,766,090	4,865,676	—	4,865,676	175,809	(1,060)	10,865	185,614
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)*	732	1,198	12,864	14,794	497,358	—	22,409	—	519,767	534,561	—	534,561	19,556	—	879	20,435

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$258	$501	$5,564	$6,323	$36,925	$(759)	$528	$(521)	$36,173	$42,496	$34,691	$77,187	3,964	(141)	70	3,893
Touchstone Aggressive ETF (AnnuiChoice ™)	9,413	32,974	42,227	84,614	5,784	(42,631)	255,961	(377)	218,737	303,351	730,728	1,034,079	536	(3,931)	21,647	18,252
Touchstone Aggressive ETF (AnnuiChoice II ™)	3,859	17,619	66,676	88,154	1,610	(37,516)	190,549	(6,183)	148,460	236,614	616,489	853,103	123	(3,426)	14,849	11,546
Touchstone Aggressive ETF (GrandMaster flex3 ™)	17,622	(129,107)	342,144	230,659	—	(159,944)	794,552	(882)	633,726	864,385	2,140,862	3,005,247	—	(14,848)	69,203	54,355
Touchstone Aggressive ETF (Grandmaster ™)	(844)	10,601	2,670	12,427	—	(3,610)	(121,390)	(5)	(125,005)	(112,578)	180,079	67,501	—	(341)	(11,233)	(11,574)
Touchstone Aggressive ETF (IQ Annuity ™)	6,938	(59,648)	403,888	351,178	—	(151,325)	105,813	(361)	(45,873)	305,305	3,089,195	3,394,500	—	(13,741)	9,258	(4,483)
Touchstone Aggressive ETF (IQ Advisor Standard™)	127	839	221	1,187	—	—	298	—	298	1,485	11,868	13,353	—	—	—	—
Touchstone Aggressive ETF (Pinnacle Plus ™)	(172)	4,425	26,218	30,471	—	(18,236)	1,626	(627)	(17,237)	13,234	288,226	301,460	—	(2,008)	299	(1,709)
Touchstone Baron Small Cap Growth (AdvantEdge ™)	(4,236)	4,489	65,900	66,153	138,569	(853)	37,866	(482)	175,100	241,253	186,770	428,023	13,946	(124)	3,820	17,642
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	(2,123)	18,144	20,785	36,806	39,180	(10,717)	(61,373)	(128)	(33,038)	3,768	201,849	205,617	3,579	(1,029)	(6,125)	(3,575)
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(9,585)	(148,493)	362,758	204,680	614	(174,387)	(4,519)	(1,532)	(179,824)	24,856	1,009,789	1,034,645	37	(10,567)	(452)	(10,982)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(11,994)	(192,037)	360,707	156,676	45,024	(343,150)	(41,919)	(609)	(340,654)	(183,978)	816,516	632,538	2,881	(21,956)	(2,361)	(21,436)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(11,436)	7,091	184,664	180,319	5,896	(83,661)	34,465	(306)	(43,606)	136,713	836,410	973,123	451	(6,246)	2,113	(3,682)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(44)	(6)	1,284	1,234	—	—	(1)	—	(1)	1,233	5,154	6,387	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,377)	(30,017)	83,128	51,734	—	(16,946)	(16,308)	—	(33,254)	18,480	267,125	285,605	—	(1,105)	(1,575)	(2,680)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(35,877)	(341,108)	921,129	544,144	15,055	(236,870)	186,121	(1,120)	(36,814)	507,330	2,528,006	3,035,336	956	(15,013)	9,949	(4,108)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(7,712)	(55,617)	158,592	95,263	1,234	(32,792)	93,126	(1,295)	60,273	155,536	387,173	542,709	82	(3,911)	7,540	3,711
Touchstone Conservative ETF (AdavatEdge ™)	2,426	4,550	14,810	21,786	153,452	(5,914)	(35,789)	(2,517)	109,232	131,018	193,796	324,814	15,187	(815)	(3,448)	10,924
Touchstone Conservative ETF (AnnuiChoice ™)	10,085	1,748	45,403	57,236	—	(30,743)	39,645	(115)	8,787	66,023	747,694	813,717	—	(2,559)	3,226	667
Touchstone Conservative ETF (AnnuiChoice II ™)	15,636	18,690	42,841	77,167	473,600	(16,966)	(18,788)	(6,390)	431,456	508,623	697,565	1,206,188	41,455	(2,010)	(1,901)	37,544
Touchstone Conservative ETF (GrandMaster flex3 ™)	4,820	(517)	40,595	44,898	—	(33,255)	364,326	(504)	330,567	375,465	344,204	719,669	—	(2,898)	32,065	29,167
Touchstone Conservative ETF (Grandmaster ™)	5,644	1,003	41,765	48,412	—	(43,882)	24,526	(27)	(19,383)	29,029	654,476	683,505	—	(3,656)	2,096	(1,560)
Touchstone Conservative ETF (IQ Advisor Standard ™)	2,228	562	7,775	10,565	—	—	(3,421)	—	(3,421)	7,144	131,981	139,125	—	—	(275)	(275)
Touchstone Conservative ETF (IQ Annuity ™)	6,682	(12,975)	89,780	83,487	17,733	(354,695)	96,947	(1,219)	(241,234)	(157,747)	1,298,695	1,140,948	1,526	(30,548)	8,238	(20,784)
Touchstone Conservative ETF (Pinnacle Plus ™)	(469)	1,116	9,292	9,939	—	(84,269)	12,210	(82)	(72,141)	(62,202)	155,752	93,550	—	(14,242)	8,122	(6,120)
Touchstone Core Bond (AdvantEdge ™)	1,638	4,629	(1,211)	5,056	30,968	(368)	(13,058)	(551)	16,991	22,047	59,079	81,126	2,803	(81)	(1,099)	1,623
Touchstone Core Bond (AnnuiChoice ™)	14,610	18,874	15,638	49,122	239	(335,873)	(124,425)	(734)	(460,793)	(411,671)	987,842	576,171	17	(23,870)	(8,715)	(32,568)
Touchstone Core Bond (AnnuiChoice II ™)	7,680	1,082	3,844	12,606	60,762	(4,375)	65,327	(1,290)	120,424	133,030	139,844	272,874	5,036	(473)	5,591	10,154
Touchstone Core Bond (GrandMaster flex3 ™)	5,879	12,924	9,307	28,110	13,605	(159,403)	(18,825)	(723)	(165,346)	(137,236)	491,160	353,924	1,025	(12,209)	(1,410)	(12,594)
Touchstone Core Bond (Grandmaster ™)	8,009	8,924	11,421	28,354	—	(225,195)	34,643	(159)	(190,711)	(162,357)	537,258	374,901	—	(18,199)	2,748	(15,451)
Touchstone Core Bond (IQ Annuity ™)	12,722	5,578	13,507	31,807	—	(46,595)	16,446	(511)	(30,660)	1,147	546,219	547,366	—	(3,508)	1,210	(2,298)
Touchstone Core Bond (Pinnacle Plus ™)	8,669	7,123	4,481	20,273	390	(14,674)	56,768	(673)	41,811	62,084	333,291	395,375	72	(1,479)	4,912	3,505
Touchstone Core Bond (IQ Advisor Standard ™)	5,177	139	6,285	11,601	—	(86,911)	(1,129)	—	(88,040)	(76,439)	239,960	163,521	—	(7,035)	(89)	(7,124)
Touchstone Enhanced ETF (AdvantEdge ™)	1,570	(3,000)	35,609	34,179	23,789	—	(17,663)	(328)	5,798	39,977	346,857	386,834	2,757	(36)	(2,077)	644
Touchstone Enhanced ETF (AnnuiChoice ™)	6,250	(19,775)	76,744	63,219	600	(3,558)	(23,293)	(290)	(26,541)	36,678	629,805	666,483	55	(369)	(2,130)	(2,444)
Touchstone Enhanced ETF (AnnuiChoice II ™)	926	656	8,982	10,564	—	(1,310)	1,925	(230)	385	10,949	102,450	113,399	—	(120)	155	35
Touchstone Enhanced ETF (GrandMaster flex3 ™)	3,860	96,413	24,650	124,923	180	(146,474)	(197,765)	(997)	(345,056)	(220,133)	1,534,566	1,314,433	16	(13,627)	(18,955)	(32,566)
Touchstone Enhanced ETF (Grandmaster ™)	280	23,822	(3,917)	20,185	—	(109,159)	7,178	(50)	(102,031)	(81,846)	289,321	207,475	—	(10,278)	652	(9,626)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	472	(121)	3,602	3,953	—	—	—	—	—	3,953	37,262	41,215	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard ™)	2,389	(652)	15,804	17,541	—	—	—	—	—	17,541	161,933	179,474	—	—	—	—
Touchstone Enhanced ETF (IQ Annuity ™)	18,759	(220,562)	565,245	363,442	219,142	(299,210)	(59,316)	(885)	(140,269)	223,173	3,691,348	3,914,521	21,418	(29,239)	(4,573)	(12,394)
Touchstone Enhanced ETF (Pinnacle Plus ™)	1,073	321	28,880	30,274	—	(13,418)	3,773	(459)	(10,104)	20,170	315,649	335,819	—	(1,542)	633	(909)
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	(193)	1,071	17,721	18,599	—	(2,678)	1	(164)	(2,841)	15,758	169,656	185,414	—	(233)	1	(232)
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	1,158	3,276	13,390	17,824	—	(25,000)	—	(421)	(25,421)	(7,597)	272,568	264,971	—	(2,198)	—	(2,198)
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	198	362	2,621	3,181	—	(1,273)	(1)	(16)	(1,290)	1,891	33,901	35,792	—	(101)	1	(100)
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	110	74	1,883	2,067	—	—	—	(30)	(30)	2,037	22,217	24,254	—	(2)	—	(2)
Touchstone High Yield (AnnuiChoice ™)	28,594	(8,650)	21,550	41,494	602	(39,771)	(88,938)	(520)	(128,627)	(87,133)	462,447	375,314	35	(2,398)	(5,330)	(7,693)
Touchstone High Yield (AnnuiChoice II ™)	12,174	1,610	694	14,478	15,483	(3,655)	18,016	(108)	29,736	44,214	114,282	158,496	1,233	(320)	1,536	2,449
Touchstone High Yield (GrandMaster flex3 ™)	45,607	109,828	(86,283)	69,152	108	(135,619)	73,527	(659)	(62,643)	6,509	640,499	647,008	7	(8,376)	4,583	(3,786)
Touchstone High Yield (Grandmaster ™)	14,036	66,890	(56,420)	24,506	—	(13,943)	(2,541)	(76)	(16,560)	7,946	189,051	196,997	—	(1,045)	107	(938)
Touchstone High Yield (IQ Annuity ™)	27,785	286,901	(226,052)	88,634	745	(224,765)	(827,126)	(1,304)	(1,052,450)	(963,816)	1,484,447	520,631	47	(14,067)	(51,109)	(65,129)
Touchstone High Yield (IQ Advisor Standard™)	5,518	16,584	(10,645)	11,457	—	(5,233)	(129,288)	—	(134,521)	(123,064)	195,915	72,851	—	(386)	(9,628)	(10,014)
Touchstone High Yield (Pinnacle Plus ™)	25,398	(14,556)	27,972	38,814	—	(51,170)	(137,324)	(414)	(188,908)	(150,094)	523,610	373,516	—	(7,066)	(7,080)	(14,146)
Touchstone High Yield (AdvantEdge ™)	86,986	46,718	(83,534)	50,170	350,622	(62,895)	618,383	(188)	905,922	956,092	177,055	1,133,147	29,506	(5,484)	52,356	76,378

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (AdvantEdge ™)	$2,660	$904	$20,104	$23,668	$216,174	$(1,516)	$(1,574)	$(427)	$212,657	$236,325	$11,496	$247,821	25,460	(211)	(168)	25,081
Touchstone Large Cap Core Equity (AnnuiChoice ™)	8,112	(65,373)	169,625	112,364	119	(130,547)	(99,882)	(1,801)	(232,111)	(119,747)	1,221,923	1,102,176	12	(13,438)	(10,417)	(23,843)
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	1,478	(17,827)	35,543	19,194	29,520	(9,178)	(29,540)	(420)	(9,618)	9,576	222,153	231,729	3,222	(1,022)	(3,674)	(1,474)
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	781	(37,702)	85,922	49,001	26,073	(92,417)	(24,548)	(1,207)	(92,099)	(43,098)	520,990	477,892	2,427	(9,362)	(1,927)	(8,862)
Touchstone Large Cap Core Equity (Grandmaster ™)	5,213	32,735	87,583	125,531	10,891	(178,620)	(29,664)	(540)	(197,933)	(72,402)	1,342,860	1,270,458	1,059	(17,037)	(2,997)	(18,975)
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	241	(266)	2,154	2,129	—	(937)	(1)	—	(938)	1,191	19,271	20,462	—	(89)	1	(88)
Touchstone Large Cap Core Equity (IQ Annuity ™)	351	(60,644)	116,318	56,025	2,400	(203,634)	(17,342)	(699)	(219,275)	(163,250)	724,235	560,985	260	(21,897)	(1,271)	(22,908)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	2,035	(26,843)	88,136	63,328	4,392	(51,293)	159,538	(677)	111,960	175,288	505,850	681,138	467	(6,860)	16,531	10,138
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™) (November 10)*	39	(1)	20	58	—	(669)	3,111	(5)	2,437	2,495	—	2,495	—	(66)	304	238
Touchstone Mid Cap Growth (AdvantEdge ™)	(150)	665	7,082	7,597	15,453	—	129,053	(17)	144,489	152,086	20,758	172,844	1,819	(2)	12,233	14,050
Touchstone Mid Cap Growth (AnnuiChoice ™)	(15,707)	(407,732)	784,974	361,535	5,999	(325,986)	(51,353)	(3,644)	(374,984)	(13,449)	2,053,850	2,040,401	383	(20,955)	(3,723)	(24,295)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(10,471)	(97,637)	326,039	217,931	85,738	(50,660)	(51,236)	(689)	(16,847)	201,084	1,060,909	1,261,993	8,546	(4,905)	(4,763)	(1,122)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(2,995)	(95,763)	132,215	33,457	4,744	(213,087)	(17,810)	(376)	(226,529)	(193,072)	379,691	186,619	301	(14,250)	(1,471)	(15,420)
Touchstone Mid Cap Growth (Grandmaster ™)	(1,660)	(33,693)	60,448	25,095	1,500	(8,971)	(71,318)	(56)	(78,845)	(53,750)	132,537	78,787	107	(696)	(4,597)	(5,186)
Touchstone Mid Cap Growth (IQ Annuity ™)	(8,369)	(100,881)	233,058	123,808	2,230	(99,676)	(11,181)	(845)	(109,472)	14,336	700,341	714,677	146	(6,361)	(822)	(7,037)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(6,511)	(14,755)	65,335	44,069	6,876	(34,775)	(28,581)	(1,206)	(57,686)	(13,617)	427,222	413,605	490	(3,863)	(2,035)	(5,408)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™) (November 10)*	1	21	147	169	—	(764)	3,452	(6)	2,682	2,851	—	2,851	—	(73)	336	263
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	(14)	7	772	765	—	—	1	—	1	766	3,664	4,430	—	—	—	—
Touchstone Moderate ETF (AdvantEdge ™)	5,431	(259)	43,042	48,214	199,036	(795)	(1,572)	(2,575)	194,094	242,308	362,968	605,276	20,568	(341)	(160)	20,067
Touchstone Moderate ETF (AnnuiChoice ™)	42,422	(2,243)	306,370	346,549	1,226	(310,240)	237,661	(2,399)	(73,752)	272,797	3,463,546	3,736,343	105	(27,242)	20,701	(6,436)
Touchstone Moderate ETF (AnnuiChoice II ™)	23,170	20,406	148,754	192,330	356,991	(79,831)	7,713	(14,038)	270,835	463,165	1,681,913	2,145,078	37,667	(9,786)	813	28,694
Touchstone Moderate ETF (GrandMaster flex3 ™)	8,431	(160,942)	398,100	245,589	6	(429,546)	(1,083,585)	(1,494)	(1,514,619)	(1,269,030)	3,935,663	2,666,633	1	(39,074)	(100,379)	(139,452)
Touchstone Moderate ETF (Grandmaster ™)	1,800	(2,437)	23,597	22,960	—	(32,735)	25,980	(87)	(6,842)	16,118	229,795	245,913	—	(2,877)	2,349	(528)
Touchstone Moderate ETF (IQ Annuity ™)	15,582	(32,197)	228,849	212,234	46,983	(265,174)	13,710	(1,967)	(206,448)	5,786	2,339,959	2,345,745	4,216	(23,940)	1,193	(18,531)
Touchstone Moderate ETF (Pinnacle Plus ™)	3,008	16,422	51,863	71,293	4,000	(100,245)	(7,899)	(1,088)	(105,232)	(33,939)	798,781	764,842	371	(14,966)	5,279	(9,316)
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	601	15	3,528	4,144	—	—	—	—	—	4,144	39,980	44,124	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,765	2,848	7,898	12,511	—	(15,218)	(3,455)	—	(18,673)	(6,162)	126,027	119,865	—	(1,203)	(291)	(1,494)
Touchstone Money Market (AdvantEdge ™)	(30,988)	—	—	(30,988)	647,719	(332,194)	(231,302)	(323)	83,900	52,912	1,355,558	1,408,470	64,841	(33,613)	(23,942)	7,286
Touchstone Money Market (AnnuiChoice ™)	(17,596)	—	—	(17,596)	23,222	(951,970)	(260,218)	(2,971)	(1,191,937)	(1,209,533)	2,938,282	1,728,749	2,039	(83,822)	(22,445)	(104,228)
Touchstone Money Market (AnnuiChoice II ™)	(21,331)	—	—	(21,331)	302,849	(600,201)	(317,859)	(1,052)	(616,263)	(637,594)	2,590,981	1,953,387	30,598	(60,629)	(32,082)	(62,113)
Touchstone Money Market (Grandmaster ™)	(59,453)	—	—	(59,453)	17,003	(1,593,891)	(110,885)	(2,181)	(1,689,954)	(1,749,407)	5,700,041	3,950,634	1,548	(145,494)	(10,623)	(154,569)
Touchstone Money Market (GrandMaster flex3™)	(28,873)	—	—	(28,873)	8,861	(713,831)	172,039	(2,231)	(535,162)	(564,035)	1,968,930	1,404,895	824	(67,548)	16,508	(50,216)
Touchstone Money Market (IQ Advisor Standard ™)	(1,428)	—	—	(1,428)	—	(330,256)	87,759	—	(242,497)	(243,925)	500,829	256,904	—	(33,058)	8,764	(24,294)
Touchstone Money Market (IQ Annuity ™)	(5,439)	—	—	(5,439)	—	(239,501)	29,566	(225)	(210,160)	(215,599)	302,358	86,759	—	(21,891)	2,397	(19,494)
Touchstone Money Market (IQ3 ™)	(57,437)	—	—	(57,437)	39,967	(1,312,184)	360,811	(5,098)	(916,504)	(973,941)	4,528,261	3,554,320	3,654	(121,703)	33,674	(84,375)
Touchstone Money Market (Pinnacle Plus ™)	(29,562)	—	—	(29,562)	68,083	(339,622)	(746,395)	(935)	(1,018,869)	(1,048,431)	2,758,947	1,710,516	6,910	(38,873)	(71,102)	(103,065)
Touchstone Third Avenue Value (AdvantEdge ™)	30,878	(3,100)	74,678	102,456	95,484	(800)	(25,292)	(42)	69,350	171,806	512,531	684,337	11,276	(92)	(3,190)	7,994
Touchstone Third Avenue Value (AnnuiChoice ™)	147,335	(871,188)	1,225,902	502,049	6,671	(697,929)	(12,268)	(5,033)	(708,559)	(206,510)	3,245,410	3,038,900	427	(43,471)	(945)	(43,989)
Touchstone Third Avenue Value (AnnuiChoice II ™)	48,127	(124,538)	234,626	158,215	10,119	(108,206)	54,467	(1,336)	(44,956)	113,259	894,754	1,008,013	1,132	(12,973)	6,312	(5,529)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	33,861	(17,244)	189,279	205,896	13,330	(951,980)	(125,541)	(1,308)	(1,065,499)	(859,603)	1,832,049	972,446	964	(72,487)	(6,073)	(77,596)
Touchstone Third Avenue Value (Grandmaster ™)	51,327	(277,152)	407,434	181,609	—	(202,137)	(56,658)	(341)	(259,136)	(77,527)	1,214,180	1,136,653	—	(16,087)	(4,755)	(20,842)
Touchstone Third Avenue Value (IQ Annuity ™)	128,017	(651,019)	980,123	457,121	139,061	(635,368)	45,965	(2,645)	(452,987)	4,134	2,871,615	2,875,749	9,872	(46,012)	4,041	(32,099)
Touchstone Third Avenue Value (Pinnacle Plus ™)	48,758	(220,498)	341,694	169,954	69,115	(115,155)	(46,437)	(1,732)	(94,209)	75,745	1,073,680	1,149,425	7,369	(10,305)	(3,946)	(6,882)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	272	(35)	619	856	—	—	—	—	—	856	4,449	5,305	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard ™)	37,147	(41,465)	119,605	115,287	—	(27,423)	3,565	—	(23,858)	91,429	611,340	702,769	—	(1,999)	144	(1,855)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	367	6,852	28,832	36,051	—	(15,075)	(9,535)	(474)	(25,084)	10,967	183,206	194,173	—	(1,160)	(687)	(1,847)
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	(799)	81,426	(15,591)	65,036	—	(168,167)	(77,812)	(274)	(246,253)	(181,217)	381,539	200,322	—	(11,357)	(5,161)	(16,518)
JP Morgan IT Mid Cap Value (Grandmaster ™)	(120)	319	12,575	12,774	—	(210)	—	(15)	(225)	12,549	58,679	71,228	—	(15)	—	(15)
JP Morgan IT Mid Cap Value (IQ3 ™)	(297)	23,772	(4,474)	19,001	—	(74,398)	(21)	(117)	(74,536)	(55,535)	118,205	62,670	—	(5,079)	(1)	(5,080)
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	273	29,209	(12,626)	16,856	—	(8,961)	(108,246)	(141)	(117,348)	(100,492)	182,252	81,760	—	(706)	(8,059)	(8,765)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	38,762	(425,541)	1,629,059	1,242,280	51,286	(1,355,037)	(123,572)	(6,068)	(1,433,391)	(191,111)	10,340,924	10,149,813	1,180	(31,680)	(2,845)	(33,345)
Fidelity VIP Growth (Grandmaster ™)	(51,220)	248,798	1,197,712	1,395,290	—	(818,454)	(62,054)	(5,181)	(885,689)	509,601	6,863,886	7,373,487	—	(17,048)	(1,258)	(18,306)
Fidelity VIP High Income (Grandmaster ™)	215,994	239,129	(132,468)	322,655	2,855	(355,875)	300,120	(1,196)	(54,096)	268,559	3,144,124	3,412,683	142	(17,962)	12,301	(5,519)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster ™)	$59,808	$(40,130)	$849,137	$868,815	$39,101	$(782,138)	$381	$(4,499)	$(747,155)	$121,660	$7,408,817	$7,530,477	1,062	(22,029)	8	(20,959)
Fidelity VIP II Contrafund (Grandmaster ™)	(9,642)	(1,005,960)	2,765,915	1,750,313	24,372	(1,352,785)	327,781	(7,457)	(1,008,089)	742,224	12,147,617	12,889,841	667	(37,372)	8,778	(27,927)
Fidelity VIP II Index 500 (Grandmaster ™)	29,505	288,403	266,801	584,709	31,464	(653,551)	(98,127)	(3,287)	(723,501)	(138,792)	4,899,923	4,761,131	1,168	(24,149)	(3,520)	(26,501)
Fidelity VIP II Index 500 (IQ Annuity ™)	1,904	24,912	16,435	43,251	—	(72,222)	(329)	(381)	(72,932)	(29,681)	342,919	313,238	—	(7,542)	(38)	(7,580)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	14,793	3,973	10,672	29,438	45	(45,754)	(26,589)	(1,049)	(73,347)	(43,909)	458,032	414,123	4	(3,978)	(2,290)	(6,264)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	1,383	3,342	1,148	5,873	—	—	(47,053)	(11)	(47,064)	(41,191)	89,130	47,939	—	(1)	(3,964)	(3,965)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	110,095	29,141	73,756	212,992	—	(260,700)	(137,031)	(1,290)	(399,021)	(186,029)	3,424,242	3,238,213	—	(7,489)	(3,926)	(11,415)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	10,137	12,962	9,550	32,649	172	(171,965)	(16,623)	(828)	(189,244)	(156,595)	538,111	381,516	15	(14,818)	(1,419)	(16,222)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	34,791	3,019	28,403	66,213	—	(57,280)	(3)	(594)	(57,877)	8,336	1,082,552	1,090,888	—	(3,545)	—	(3,545)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	2,613	997	2,192	5,802	—	(20,962)	(4,110)	(166)	(25,238)	(19,436)	109,349	89,913	—	(2,024)	(211)	(2,235)
Fidelity VIP III Balanced (Grandmaster ™)	22,990	(9,671)	203,686	217,005	—	(189,911)	1,538,654	(988)	1,347,755	1,564,760	721,203	2,285,963	—	(12,347)	95,649	83,302
Fidelity VIP Overseas (AnnuiChoice ™)	796	(17,365)	32,864	16,295	—	(16,835)	(9,463)	(746)	(27,044)	(10,749)	165,049	154,300	—	(2,423)	(1,262)	(3,685)
Fidelity VIP Overseas (AnnuiChoice II ™)	241	(5,702)	12,052	6,591	—	(4,437)	(3,543)	(146)	(8,126)	(1,535)	66,565	65,030	—	(612)	(529)	(1,141)
Fidelity VIP Overseas (Grandmaster ™)	5,885	(34,660)	354,341	325,566	—	(393,173)	(62,247)	(2,114)	(457,534)	(131,968)	3,187,813	3,055,845	—	(14,948)	(2,171)	(17,119)
Fidelity VIP Overseas (Grandmaster flex3 ™)	4	1,243	1,935	3,182	—	(4,857)	(2)	(37)	(4,896)	(1,714)	31,905	30,191	—	(658)	—	(658)
Fidelity VIP Overseas (IQ Annuity ™)	(33)	(10,002)	12,586	2,551	—	(17,126)	3	(51)	(17,174)	(14,623)	43,424	28,801	—	(2,408)	2	(2,406)
Fidelity VIP Overseas (Pinnacle Plus ™)	(187)	(7,812)	17,933	9,934	—	(15,860)	274	(243)	(15,829)	(5,895)	105,818	99,923	—	(2,805)	605	(2,200)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	843	(19,258)	64,023	45,608	672	(26,747)	(6,422)	(230)	(32,727)	12,881	365,689	378,570	65	(2,624)	(633)	(3,192)
Fidelity VIP Growth (IQ Annuity ™)	(3,135)	2,737	69,133	68,735	—	(22,853)	12	(338)	(23,179)	45,556	318,811	364,367	—	(2,787)	2	(2,785)
Fidelity VIP High Income (IQ Annuity ™)	49,648	31,277	(68,320)	12,605	—	(110,057)	(143,649)	(159)	(253,865)	(241,260)	1,020,940	779,680	—	(10,000)	(20,461)	(30,461)
Fidelity VIP II Asset Manager (IQ Annuity ™)	585	(2,653)	15,125	13,057	—	(17,909)	6,303	(71)	(11,677)	1,380	108,008	109,388	—	(1,553)	576	(977)
Fidelity VIP II Contrafund (IQ Annuity ™)	(2,402)	(43,131)	162,809	117,276	18,379	(63,904)	48,683	(562)	2,596	119,872	789,600	909,472	1,376	(4,827)	3,331	(120)
Fidelity VIP III Balanced (IQ Annuity ™)	773	1,441	13,591	15,805	—	(57,793)	75,309	(166)	17,350	33,155	100,797	133,952	—	(5,094)	6,422	1,328
Fidelity VIP III Mid Cap (Grandmaster ™)	(12,831)	(106,452)	506,837	387,554	—	(356,648)	(69,703)	(777)	(427,128)	(39,574)	1,739,900	1,700,326	—	(11,352)	(2,031)	(13,383)
Fidelity VIP III Mid Cap (IQ Annuity ™)	(8,537)	(28,045)	264,948	228,366	1,584	(73,761)	(57,079)	(382)	(129,638)	98,728	933,748	1,032,476	46	(2,161)	(1,727)	(3,842)
Fidelity VIP Overseas (IQ Annuity ™)	(74)	(9,497)	12,906	3,335	—	(1,029)	(14,140)	(18)	(15,187)	(11,852)	53,626	41,774	—	(94)	(1,326)	(1,420)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	311	4,380	5,214	9,905	3,289	(3,551)	(7,902)	(385)	(8,549)	1,356	89,616	90,972	338	(428)	(834)	(924)
Fidelity VIP Asset Manager (AnnuiChoice ™)	3,086	(8,101)	43,152	38,137	—	(22,023)	(3,841)	(391)	(26,255)	11,882	319,141	331,023	—	(1,901)	(339)	(2,240)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	485	2,939	2,881	6,305	10,385	(9,905)	(10,028)	(95)	(9,643)	(3,338)	53,637	50,299	943	(841)	(946)	(844)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	346	(2,472)	21,482	19,356	180	(28,759)	(22,594)	(158)	(51,331)	(31,975)	200,675	168,700	14	(2,551)	(1,945)	(4,482)
Fidelity VIP Asset Manager (IQ3 ™)	1,357	(6,632)	36,807	31,532	—	(12,830)	(22,427)	(444)	(35,701)	(4,169)	286,462	282,293	—	(1,120)	(1,969)	(3,089)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	213	(2,943)	13,080	10,350	—	(23,163)	(1,042)	(271)	(24,476)	(14,126)	109,983	95,857	—	(2,058)	(38)	(2,096)
Fidelity VIP Balanced (AdvantEdge ™)	1,263	12,661	7,216	21,140	36,500	(3,695)	47,239	(599)	79,445	100,585	86,170	186,755	3,813	(459)	4,684	8,038
Fidelity VIP Balanced (AnnuiChoice ™)	10,000	(31,723)	130,501	108,778	840	(122,372)	359,042	(1,161)	236,349	345,127	600,032	945,159	69	(9,968)	28,127	18,228
Fidelity VIP Balanced (AnnuiChoice II ™)	3,601	1,666	35,790	41,057	59,305	(45,798)	156,074	(731)	168,850	209,907	151,792	361,699	5,277	(4,142)	14,574	15,709
Fidelity VIP Balanced (GrandMaster flex3 ™)	2,794	(4,538)	61,468	59,724	870	(54,005)	179,810	(547)	126,128	185,852	317,875	503,727	67	(4,169)	13,465	9,363
Fidelity VIP Balanced (Grandmaster ™)	7,113	(12,895)	160,366	154,584	972	(10,765)	10,619	(113)	713	155,297	945,969	1,101,266	81	(895)	990	176
Fidelity VIP Balanced (IQ3 ™)	6,760	(8,850)	110,874	108,784	4,202	(67,414)	387,997	(909)	323,876	432,660	541,076	973,736	363	(5,828)	31,814	26,349
Fidelity VIP Balanced (Pinnacle Plus ™)	(168)	5,144	9,146	14,122	—	(54,696)	(40,741)	(261)	(95,698)	(81,576)	259,382	177,806	—	(7,963)	(1,213)	(9,176)
Fidelity VIP Balanced (IQ Advisor Standard ™)	2,330	(364)	23,296	25,262	—	(2,651)	1	—	(2,650)	22,612	149,970	172,582	—	(216)	(1)	(217)
Fidelity VIP Contrafund (AdvantEdge ™)	(730)	21,677	188,621	209,568	1,101,962	(11,198)	138,982	(4,940)	1,224,806	1,434,374	340,068	1,774,442	129,095	(1,852)	16,792	144,035
Fidelity VIP Contrafund (AnnuiChoice ™)	1,132	(362,408)	868,264	506,988	10,084	(579,096)	147,089	(6,360)	(428,283)	78,705	3,764,717	3,843,422	756	(43,454)	8,839	(33,859)
Fidelity VIP Contrafund (AnnuiChoice II ™)	(863)	(14,690)	288,849	273,296	355,073	(101,287)	72,589	(4,645)	321,730	595,026	1,455,760	2,050,786	37,978	(10,925)	6,726	33,779
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(14,161)	251,566	57,626	295,031	30,566	(751,173)	118,355	(1,984)	(604,236)	(309,205)	2,482,093	2,172,888	2,131	(54,748)	8,532	(44,085)
Fidelity VIP Contrafund (IQ3 ™)	(14,259)	(523,288)	1,150,764	613,217	100,486	(528,855)	872,248	(3,878)	440,001	1,053,218	4,104,563	5,157,781	7,374	(38,626)	58,845	27,593
Fidelity VIP Contrafund (Pinnacle Plus ™)	(7,776)	(52,228)	235,802	175,798	70,195	(141,811)	122,136	(1,699)	48,821	224,619	1,401,245	1,625,864	7,749	(14,408)	7,584	925
Fidelity VIP Contrafund (IQ Advisor Standard ™)	1,640	(24,375)	44,870	22,135	—	(10,531)	204,904	—	194,373	216,508	65,936	282,444	—	(758)	14,328	13,570
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	(30)	9	439	418	—	—	—	(9)	(9)	409	1,818	2,227	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(1,202)	(13,740)	42,242	27,300	72	(33,005)	(10,932)	(255)	(44,120)	(16,820)	141,860	125,040	9	(4,200)	(1,546)	(5,737)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	(313)	1,257	5,675	6,619	10,000	(4,361)	(503)	(124)	5,012	11,631	17,760	29,391	1,412	(516)	(49)	847
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	(754)	(3,271)	16,944	12,919	—	(565)	(27,208)	(33)	(27,806)	(14,887)	56,821	41,934	—	(79)	(3,157)	(3,236)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(800)	(2,306)	14,556	11,450	—	(5,125)	68	(72)	(5,129)	6,321	54,888	61,209	—	(749)	11	(738)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,198)	(2,102)	22,004	18,704	80	(4,285)	(1,576)	(54)	(5,835)	12,869	84,676	97,545	10	(600)	(197)	(787)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	$(190)	$(890)	$3,039	$1,959	$—	$(5,862)	$2,007	$(8)	$(3,863)	$(1,904)	$13,256	$11,352	—	(827)	251	(576)
Fidelity VIP Equity-Income (AdvantEdge ™)	333	1,293	5,123	6,749	34,789	(382)	(663)	(412)	33,332	40,081	24,694	64,775	4,344	(100)	(49)	4,195
Fidelity VIP Equity-Income (AnnuiChoice ™)	6,326	(192,788)	351,771	165,309	2,270	(316,743)	(41,105)	(2,027)	(357,605)	(192,296)	1,437,223	1,244,927	224	(30,885)	(4,013)	(34,674)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	1,842	(20,364)	79,351	60,829	84,314	(72,362)	4,530	(363)	16,119	76,948	387,535	464,483	10,620	(8,530)	585	2,675
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	(71)	(49,241)	85,632	36,320	5	(62,342)	(15,175)	(531)	(78,043)	(41,723)	336,053	294,330	1	(6,143)	(1,475)	(7,617)
Fidelity VIP Equity-Income (IQ3 ™)	(65)	(179,874)	266,081	86,142	5,097	(156,424)	(94,858)	(639)	(246,824)	(160,682)	925,998	765,316	519	(16,284)	(10,505)	(26,270)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	(432)	(26,853)	55,118	27,833	606	(16,159)	(32,790)	(253)	(48,596)	(20,763)	248,248	227,485	84	(1,749)	(2,649)	(4,314)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	203	(266)	2,759	2,696	—	(908)	—	—	(908)	1,788	19,666	21,454	—	(88)	—	(88)
Fidelity Freedom 2010 (Adnavtedge ™)	3,150	1,302	14,819	19,271	10,484	(2,284)	5,828	(1,465)	12,563	31,834	160,555	192,389	1,110	(371)	664	1,403
Fidelity Freedom 2010 (AnnuiChoice ™)	101	6	384	491	—	(157)	—	(3)	(160)	331	4,318	4,649	—	(16)	—	(16)
Fidelity Freedom 2010 (AnnuiChoice II ™)	4,937	(6,026)	26,823	25,734	100,000	(40,790)	(317)	(1,014)	57,879	83,613	151,538	235,151	10,898	(4,421)	(36)	6,441
Fidelity Freedom 2010 (GrandMaster ™)	(339)	41,731	(21,631)	19,761	2,660	—	(211,766)	—	(209,106)	(189,345)	241,603	52,258	276	—	(21,333)	(21,057)
Fidelity Freedom 2010 (IQ Annuity ™)	2,782	(29,009)	47,117	20,890	—	(197,743)	(11,532)	(128)	(209,403)	(188,513)	345,899	157,386	—	(20,942)	(1,200)	(22,142)
Fidelity Freedom 2010 (Pinnacle Plus ™)	120	53	569	742	—	—	—	—	—	742	6,956	7,698	—	—	—	—
Fidelity Freedom 2015 (AdvantEdge ™)	874	(3,609)	9,213	6,478	—	—	(17,893)	(241)	(18,134)	(11,656)	79,344	67,688	—	(25)	(1,956)	(1,981)
Fidelity Freedom 2015 (AnnuiChoice ™)	542	11	2,353	2,906	—	—	—	—	—	2,906	24,919	27,825	—	—	—	—
Fidelity Freedom 2015 (AnnuiChoice II ™)	3,068	(10,839)	26,429	18,658	—	(41,310)	1,202	(267)	(40,375)	(21,717)	195,942	174,225	—	(4,484)	130	(4,354)
Fidelity Freedom 2015 (GrandMaster ™)	348	48	1,786	2,182	—	—	—	—	—	2,182	19,372	21,554	—	—	—	—
Fidelity Freedom 2015 (IQ Annuity ™)	1,809	(239)	10,352	11,922	—	—	—	(84)	(84)	11,838	106,979	118,817	—	(9)	(1)	(10)
Fidelity Freedom 2015 (Pinnacle Plus ™)	820	(13,224)	22,695	10,291	—	(13,193)	21,433	(56)	8,184	18,475	80,353	98,828	—	(1,444)	2,419	975
Fidelity Freedom 2020 (AdvantEdge ™)	2,099	(972)	21,865	22,992	400	—	(1,326)	(985)	(1,911)	21,081	175,340	196,421	43	(106)	(20)	(83)
Fidelity Freedom 2020 (AnnuiChoice ™)	749	(1,804)	7,751	6,696	—	(20,000)	—	(30)	(20,030)	(13,334)	58,678	45,344	—	(2,138)	—	(2,138)
Fidelity Freedom 2020 (AnnuiChoice II ™)	10,321	(1,712)	69,453	78,062	54,463	—	401	(1,782)	53,082	131,144	542,574	673,718	6,327	(196)	46	6,177
Fidelity Freedom 2020 (GrandMaster ™)	519	77	3,152	3,748	—	—	3,719	—	3,719	7,467	29,081	36,548	—	—	386	386
Fidelity Freedom 2020 (IQ Annuity ™)	484	(99)	4,027	4,412	—	—	1	(30)	(29)	4,383	34,853	39,236	—	(4)	—	(4)
Fidelity Freedom 2020 (Pinnacle Plus ™)	174	33	1,658	1,865	—	—	(1)	(2)	(3)	1,862	15,012	16,874	—	—	—	—
Fidelity Freedom 2025 (AnnuiChoice II ™)	2,261	(428)	18,867	20,700	—	—	—	(596)	(596)	20,104	146,839	166,943	—	(68)	—	(68)
Fidelity Freedom 2025 (GrandMaster ™)	21	(6)	205	220	—	—	—	(5)	(5)	215	1,583	1,798	—	(1)	1	—
Fidelity Freedom 2025 (Pinnacle Plus ™)	65	(33)	856	888	—	—	(1)	—	(1)	887	6,552	7,439	—	—	—	—
Fidelity Freedom 2030 (AdvantEdge ™) (January 13)*	781	122	8,599	9,502	83,846	(1,310)	1	—	82,537	92,039	—	92,039	9,673	(150)	—	9,523
Fidelity Freedom 2030 (AnnuiChoice II ™)	2,912	(552)	28,076	30,436	—	—	1	(337)	(336)	30,100	209,263	239,363	—	(39)	—	(39)
Fidelity Freedom 2030 (IQ Annuity ™)	346	(79)	4,003	4,270	3,900	—	1	(46)	3,855	8,125	26,939	35,064	471	(6)	—	465
Fidelity VIP Growth (AdvantEdge ™)	(339)	2,053	5,000	6,714	26,000	—	9,481	(37)	35,444	42,158	16,989	59,147	3,361	(4)	993	4,350
Fidelity VIP Growth (AnnuiChoice ™)	(3,967)	(18,893)	154,720	131,860	3,677	(62,539)	3,641	(1,558)	(56,779)	75,081	641,795	716,876	512	(9,174)	115	(8,547)
Fidelity VIP Growth (AnnuiChoice II ™)	(2,118)	15,349	37,804	51,035	48,078	(72,280)	(4,834)	(359)	(29,395)	21,640	219,210	240,850	5,154	(7,179)	(562)	(2,587)
Fidelity VIP Growth (GrandMaster ™)	(5,346)	(64,046)	187,024	117,632	48,436	(160,341)	94,261	(287)	(17,931)	99,701	602,703	702,404	6,199	(20,373)	10,547	(3,627)
Fidelity VIP Growth (GrandMaster flex3 ™)	(2,944)	(12,734)	78,149	62,471	5	(17,688)	71,422	(536)	53,203	115,674	236,333	352,007	1	(2,101)	8,073	5,973
Fidelity VIP Growth (IQ3 ™)	(5,118)	(46,517)	145,961	94,326	1,453	(70,808)	(16,789)	(309)	(86,453)	7,873	469,723	477,596	196	(9,582)	(1,972)	(11,358)
Fidelity VIP Growth (Pinnacle Plus ™)	(1,317)	(4,314)	29,577	23,946	768	(826)	21,844	(97)	21,689	45,635	97,092	142,727	109	(98)	2,026	2,037
Fidelity VIP Growth (IQ Advisor Standard ™)	(8)	(7)	768	753	—	—	2	—	2	755	3,265	4,020	—	—	—	—
Fidelity VIP High Income (AdvantEdge ™)	36,717	75,128	(69,078)	42,767	—	(19,624)	(1,025,280)	(112)	(1,045,016)	(1,002,249)	1,601,583	599,334	—	(1,793)	(97,402)	(99,195)
Fidelity VIP High Income (AnnuiChoice ™)	31,419	67,235	(53,926)	44,728	403	(80,611)	(800,908)	(594)	(881,710)	(836,982)	1,363,268	526,286	29	(5,755)	(61,364)	(67,090)
Fidelity VIP High Income (AnnuiChoice II ™)	51,477	69,196	(78,690)	41,983	30,496	(52,503)	230,968	(52)	208,909	250,892	515,280	766,172	2,685	(4,493)	16,725	14,917
Fidelity VIP High Income (GrandMaster flex3 ™)	1,042,953	1,378,256	(1,464,799)	956,410	397,827	(486,860)	5,659,904	(1,063)	5,569,808	6,526,218	9,695,260	16,221,478	25,949	(32,016)	341,703	335,636
Fidelity VIP High Income (IQ3 ™)	117,166	215,901	(223,291)	109,776	—	(69,857)	(174,420)	(728)	(245,005)	(135,229)	1,977,709	1,842,480	—	(4,599)	(18,587)	(23,186)
Fidelity VIP High Income (Pinnacle Plus ™)	7,534	(1,979)	4,023	9,578	888	(6,177)	38,419	(79)	33,051	42,629	78,208	120,837	111	(551)	2,702	2,262
Fidelity VIP Index 500 (AdvantEdge ™)	3,501	1,925	41,511	46,937	372,861	—	(3,406)	(1,202)	368,253	415,190	33,698	448,888	44,082	(136)	(343)	43,603
Fidelity VIP Index 500 (AnnuiChoice ™)	7,718	(105,118)	219,382	121,982	3	(212,557)	(31,320)	(1,415)	(245,289)	(123,307)	1,138,605	1,015,298	—	(24,360)	(4,213)	(28,573)
Fidelity VIP Index 500 (IQ3 ™)	2,911	54,960	110,537	168,408	5,351	(242,966)	(312,055)	(2,040)	(551,710)	(383,302)	1,791,853	1,408,551	573	(26,105)	(35,124)	(60,656)
Fidelity VIP Index 500 (AnnuiChoice II ™)	4,367	(4,770)	74,807	74,404	80,702	(48,961)	53,390	(1,315)	83,816	158,220	462,057	620,277	10,194	(6,173)	7,077	11,098
Fidelity VIP Index 500 (Grandmaster ™)	2,043	(154,846)	258,538	105,735	130	(30,270)	(447,147)	(202)	(477,489)	(371,754)	1,111,814	740,060	16	(3,793)	(56,432)	(60,209)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	488	(28,918)	64,753	36,323	237	(87,265)	837	(755)	(86,946)	(50,623)	367,072	316,449	32	(11,705)	184	(11,489)
Fidelity VIP Index 500 (IQ Advisor Standard ™)	4,418	(22,573)	59,634	41,479	—	(38,356)	(11,474)	—	(49,830)	(8,351)	378,691	370,340	—	(4,631)	(2,319)	(6,950)
Fidelity VIP Index 500 (Pinnacle Plus ™)	716	(16,043)	49,779	34,452	6,750	(16,731)	(7,807)	(258)	(18,046)	16,406	259,669	276,075	662	(1,668)	(340)	(1,346)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	$21,777	$15,494	$(13,634)	$23,637	$768,435	$(3,633)	$(175,580)	$(3,274)	$585,948	$609,585	$137,905	$747,490	68,597	(609)	(15,442)	52,546
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	111,345	45,000	68,247	224,592	21,852	(860,383)	(24,824)	(5,702)	(869,057)	(644,465)	3,924,753	3,280,288	1,424	(58,046)	(1,474)	(58,096)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	35,392	12,343	12,159	59,894	233,633	(34,988)	(22,623)	(4,558)	171,464	231,358	854,174	1,085,532	19,904	(3,342)	(1,897)	14,665
Fidelity VIP Investment Grade Bond (GrandMaster ™)	71,712	30,683	39,237	141,632	11,546	(240,202)	(110,387)	(715)	(339,758)	(198,126)	2,538,110	2,339,984	1,028	(21,243)	(10,015)	(30,230)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	22,425	22,786	15,238	60,449	22,174	(314,805)	(45,373)	(1,004)	(339,008)	(278,559)	1,123,086	844,527	1,840	(26,040)	(3,515)	(27,715)
Fidelity VIP Investment Grade Bond (IQ3 ™)	51,610	33,174	42,055	126,839	1,385	(1,003,274)	48,304	(2,111)	(955,696)	(828,857)	2,708,322	1,879,465	99	(71,752)	3,355	(68,298)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	20,604	11,790	16,758	49,152	13,993	(162,773)	(6,203)	(1,342)	(156,325)	(107,173)	898,501	791,328	1,319	(15,079)	817	(12,943)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	20,882	29,380	(5,969)	44,293	—	(92,519)	110,287	—	17,768	62,061	495,250	557,311	—	(7,436)	9,569	2,133
Fidelity VIP Mid Cap (AdvantEdge ™)	(5,057)	5,781	91,942	92,666	372,751	(11,201)	(110,402)	(1,452)	249,696	342,362	131,809	474,171	40,867	(1,279)	(12,016)	27,572
Fidelity VIP Mid Cap (AnnuiChoice ™)	(14,860)	(169,234)	821,206	637,112	1,167	(357,778)	(40,488)	(3,767)	(400,866)	236,246	2,643,996	2,880,242	56	(17,600)	(2,671)	(20,215)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	(3,637)	(5,973)	135,834	126,224	176,380	(39,620)	(28,368)	(960)	107,432	233,656	455,778	689,434	15,524	(3,809)	(2,929)	8,786
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(13,751)	209,445	85,240	280,934	47,707	(340,975)	(214,972)	(1,672)	(509,912)	(228,978)	1,294,163	1,065,185	2,543	(18,125)	(11,239)	(26,821)
Fidelity VIP Mid Cap (Grandmaster ™)	(14,359)	68,986	321,019	375,646	10,891	(197,846)	49,256	(706)	(138,405)	237,241	1,533,489	1,770,730	725	(12,339)	2,311	(9,303)
Fidelity VIP Mid Cap (IQ Annuity ™)	(23,916)	291,578	268,865	536,527	81,790	(422,710)	(5,847)	(3,234)	(350,001)	186,526	2,494,528	2,681,054	4,150	(21,491)	(3,108)	(20,449)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(12,873)	(73,949)	330,900	244,078	12,607	(107,029)	(3,548)	(1,550)	(99,520)	144,558	1,010,359	1,154,917	898	(9,439)	3,084	(5,457)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	(45)	3	3,209	3,167	—	—	—	—	—	3,167	11,500	14,667	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	(183)	18,716	20,966	39,499	—	(9,563)	(7,417)	—	(16,980)	22,519	197,577	220,096	—	(555)	(1,090)	(1,645)
Fidelity VIP Overseas (AdvantEdge ™)	451	(12,642)	52,683	40,492	189,162	(8,762)	(19,180)	(1,110)	160,110	200,602	168,019	368,621	25,939	(1,352)	(2,771)	21,816
Fidelity VIP Overseas (AnnuiChoice ™)	2,152	(67,769)	122,363	56,746	2,298	(84,323)	(324)	(876)	(83,225)	(26,479)	664,089	637,610	216	(8,210)	(786)	(8,780)
Fidelity VIP Overseas (AnnuiChoice II ™)	282	(33,714)	60,681	27,249	58,661	(115,381)	(4,961)	(375)	(62,056)	(34,807)	349,285	314,478	6,290	(13,335)	(666)	(7,711)
Fidelity VIP Overseas (GrandMaster ™)	293	(102,863)	193,634	91,064	3,565	(98,757)	49,370	(224)	(46,046)	45,018	823,916	868,934	506	(13,406)	6,956	(5,944)
Fidelity VIP Overseas (GrandMaster flex3 ™)	(994)	28,095	4,406	31,507	—	(85,020)	(3,218)	(640)	(88,878)	(57,371)	437,033	379,662	—	(7,309)	(736)	(8,045)
Fidelity VIP Overseas (IQ3 ™)	336	22,555	37,714	60,605	2,926	(209,895)	154,126	(686)	(53,529)	7,076	652,120	659,196	280	(19,914)	14,083	(5,551)
Fidelity VIP Overseas (Pinnacle Plus ™)	(1,107)	(88,891)	99,097	9,099	5,664	(8,853)	(73,889)	(301)	(77,379)	(68,280)	289,462	221,182	411	(912)	(5,687)	(6,188)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	93	(9)	1,735	1,819	—	—	(1)	—	(1)	1,818	15,244	17,062	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	1,456	(31,314)	49,499	19,641	—	(2,617)	(31,846)	—	(34,463)	(14,822)	230,098	215,276	—	(216)	(2,886)	(3,102)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	8,163	(19,090)	21,818	10,891	—	(119,223)	(14,435)	(131)	(133,789)	(122,898)	241,878	118,980	—	(6,010)	(722)	(6,732)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	396	(751)	1,461	1,106	—	(1,365)	(5,525)	(20)	(6,910)	(5,804)	13,490	7,686	—	(115)	(417)	(532)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	1,931	(114)	4,025	5,842	—	(2,333)	(1,562)	(33)	(3,928)	1,914	73,125	75,039	—	(118)	(77)	(195)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	4,563	(1,211)	10,333	13,685	—	(24,209)	(346)	(141)	(24,696)	(11,011)	173,097	162,086	—	(1,203)	(17)	(1,220)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	5,492	(148,216)	255,713	112,989	—	(79,586)	(12,052)	(810)	(92,448)	20,541	445,501	466,042	—	(4,217)	(660)	(4,877)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	698	(9,427)	26,134	17,405	—	(2,385)	(1,888)	(143)	(4,416)	12,989	63,976	76,965	—	(332)	(230)	(562)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	719	(6,345)	40,163	34,537	—	(44,645)	(5,599)	(272)	(50,516)	(15,979)	154,786	138,807	—	(2,480)	(316)	(2,796)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	2,689	(131,162)	235,792	107,319	—	(66,752)	(11,854)	(362)	(78,968)	28,351	414,846	443,197	—	(3,551)	(687)	(4,238)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	2,105	(183,723)	212,056	30,438	1,350	(280,019)	(38,672)	(735)	(318,076)	(287,638)	904,969	617,331	81	(16,683)	(2,414)	(19,016)
Franklin Growth and Income Securities (AdvantEdge ™)	666	197	3,964	4,827	—	—	(425)	(136)	(561)	4,266	32,729	36,995	—	(16)	(45)	(61)
Franklin Growth and Income Securities (AnnuiChoice ™)	37,897	(227,112)	393,916	204,701	1,343	(224,840)	(13,502)	(1,989)	(238,988)	(34,287)	1,514,847	1,480,560	112	(18,743)	(1,258)	(19,889)
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,850	(3,684)	13,193	12,359	44,157	(7,341)	(17,504)	(241)	19,071	31,430	100,897	132,327	4,765	(899)	(2,196)	1,670
Franklin Growth and Income Securities (GrandMaster flex3 ™)	14,535	(126,331)	202,854	91,058	—	(106,682)	(30,082)	(828)	(137,592)	(46,534)	755,434	708,900	—	(9,541)	(2,728)	(12,269)
Franklin Growth and Income Securities (Grandmaster ™)	13,161	(70,715)	142,713	85,159	—	(51,701)	(10,893)	(264)	(62,858)	22,301	629,042	651,343	—	(4,441)	(1,084)	(5,525)
Franklin Growth and Income Securities (IQ Annuity ™)	46,498	(343,731)	597,902	300,669	95,543	(388,319)	(68,654)	(1,691)	(363,121)	(62,452)	2,236,808	2,174,356	8,311	(33,080)	(5,694)	(30,463)
Franklin Growth and Income Securities (Pinnacle Plus ™)	8,016	(115,641)	164,488	56,863	830	(85,308)	(33,879)	(635)	(118,992)	(62,129)	494,902	432,773	104	(12,119)	1,156	(10,859)
Franklin Income Securities (AdvantEdge ™)	6,843	692	10,693	18,228	32,474	(3,822)	54,552	(185)	83,019	101,247	99,886	201,133	3,154	(383)	5,696	8,467
Franklin Income Securities (AnnuiChoice ™)	154,147	(233,185)	389,869	310,831	10,856	(722,308)	55,682	(4,393)	(660,163)	(349,332)	3,222,690	2,873,358	659	(43,878)	3,043	(40,176)
Franklin Income Securities (AnnuiChoice II ™)	50,377	(15,621)	64,210	98,966	18,031	(41,215)	(4,588)	(1,274)	(29,046)	69,920	883,693	953,613	1,711	(4,011)	(404)	(2,704)
Franklin Income Securities (GrandMaster flex3 ™)	166,900	(249,964)	409,108	326,044	107,588	(862,213)	95,167	(2,176)	(661,634)	(335,590)	3,484,785	3,149,195	6,703	(54,812)	6,400	(41,709)
Franklin Income Securities (Grandmaster ™)	147,383	101,888	43,219	292,490	11,290	(370,059)	44,861	(1,159)	(315,067)	(22,577)	2,889,784	2,867,207	716	(23,080)	2,608	(19,756)
Franklin Income Securities (IQ Annuity ™)	178,287	(295,547)	480,479	363,219	24,782	(945,944)	35,288	(2,908)	(888,782)	(525,563)	3,844,571	3,319,008	1,519	(59,192)	2,809	(54,864)
Franklin Income Securities (Pinnacle Plus ™)	78,953	(101,785)	201,162	178,330	30,417	(219,999)	249,822	(2,267)	57,973	236,303	1,549,745	1,786,048	4,987	(23,492)	23,057	4,552
Franklin Income Securities (Pinnacle Plus Reduced M&E ™) (Nov 10)*	(11)	(21)	88	56	—	(1,650)	7,759	(13)	6,096	6,152	—	6,152	—	(166)	765	599
Franklin Income Securities (IQ Advisor Enhanced ™)	611	(5)	579	1,185	—	—	1	—	1	1,186	10,073	11,259	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™)	6,018	129	4,876	11,023	—	—	83,502	—	83,502	94,525	3,580	98,105	—	—	6,528	6,528

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Franklin Large Cap Growth Securiti es (AdvantEdge ™)	$(2,475)	$1,241	$41,722	$40,488	$375,580	$—	$(3,507)	$(743)	$371,330	$411,818	$19,255	$431,073	42,511	(80)	(362)	42,069
Franklin Large Cap Growth Securities (AnnuiChoice ™)	(396)	9,185	18,090	26,879	393	(8,632)	(11,275)	(369)	(19,883)	6,996	282,085	289,081	32	(703)	(993)	(1,664)
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	(1,017)	(98)	32,271	31,156	98,070	—	3,844	(1,462)	100,452	131,608	218,737	350,345	10,174	(152)	468	10,490
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(1,171)	(12,410)	25,687	12,106	6	(12,420)	(24,313)	(231)	(36,958)	(24,852)	166,721	141,869	1	(1,024)	(2,162)	(3,185)
Franklin Large Cap Growth Securities (Grandmaster ™)	(261)	(43)	5,392	5,088	—	—	19,179	(11)	19,168	24,256	39,463	63,719	—	(1)	1,540	1,539
Franklin Large Cap Growth Securities (IQ Annuity ™)	(1,123)	6,157	12,254	17,288	—	(18,156)	1,740	(257)	(16,673)	615	183,185	183,800	—	(1,504)	154	(1,350)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(3,429)	(18,688)	68,402	46,285	4,200	(55,555)	224,022	(470)	172,197	218,482	252,720	471,202	401	(9,216)	25,268	16,453
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	25	17	1,132	1,174	—	—	(1)	—	(1)	1,173	10,738	11,911	—	—	—	—
Franklin Mutual Shares Securities (AdvantEdge ™)	1,656	7,206	62,976	71,838	768,439	(2,232)	(73,297)	(3,810)	689,100	760,938	234,500	995,438	91,344	(711)	(8,729)	81,904
Franklin Mutual Shares Securities (AnnuiChoice ™)	6,102	(111,066)	223,550	118,586	1,951	(271,301)	27,449	(1,823)	(243,724)	(125,138)	1,315,442	1,190,304	138	(19,039)	1,984	(16,917)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	4,080	(10,222)	94,480	88,338	145,413	(23,361)	112,315	(2,395)	231,972	320,310	723,128	1,043,438	16,471	(2,863)	12,821	26,429
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	359	(340,826)	506,146	165,679	38,347	(842,336)	158,232	(1,096)	(646,853)	(481,174)	2,261,772	1,780,598	2,762	(63,870)	13,394	(47,714)
Franklin Mutual Shares Securities (IQ Annuity ™)	311	(95,551)	179,422	84,182	11,336	(155,317)	(47,055)	(1,272)	(192,308)	(108,126)	1,042,724	934,598	820	(11,482)	(3,498)	(14,160)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	(798)	(55,330)	138,524	82,396	5,263	(70,188)	14,382	(2,141)	(52,684)	29,712	932,453	962,165	436	(7,671)	2,928	(4,307)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	4,304	(31,336)	71,645	44,613	—	(4,522)	(47,102)	—	(51,624)	(7,011)	486,393	479,382	—	(380)	(4,175)	(4,555)
Franklin Mutual Shares Securities(Grandmaster ™)	1,600	62,089	5,437	69,126	398	(210,471)	11,104	(332)	(199,301)	(130,175)	901,242	771,067	29	(15,395)	679	(14,687)
Franklin Small Cap Value Securities (AdvantEdge ™)	(486)	(640)	10,697	9,571	38,906	(2,774)	213,130	(100)	249,162	258,733	14,608	273,341	4,045	(267)	19,290	23,068
Franklin Small Cap Value Securities (Annuichoice ™)	(485)	11,612	11,890	23,017	251	(11,630)	88,359	(87)	76,893	99,910	41,050	140,960	30	(1,387)	10,628	9,271
Franklin Small Cap Value Securities (Annuichoice II ™)	(282)	(8,470)	32,370	23,618	53,545	(43,766)	16,992	(113)	26,658	50,276	89,694	139,970	6,312	(5,550)	1,996	2,758
Franklin Small Cap Value Securities (Grandmaster ™)	(356)	(10,040)	22,257	11,861	—	(3,600)	74,007	(11)	70,396	82,257	51,202	133,459	—	(468)	7,730	7,262
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(206)	(629)	5,177	4,342	—	(51)	53,238	(6)	53,181	57,523	15,262	72,785	—	(6)	5,706	5,700
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	59	(34)	9,903	9,928	—	—	1	—	1	9,929	36,165	46,094	—	—	—	—
Franklin Small Cap Value Securities (IQ Annuuity ™)	(380)	6,277	1,193	7,090	120	(19,598)	58,486	(87)	38,921	46,011	38,973	84,984	15	(2,680)	6,457	3,792
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(1,132)	(2,234)	34,974	31,608	3,102	(3,646)	64,423	(386)	63,493	95,101	81,557	176,658	653	(600)	7,845	7,898
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™) (November 1)*	(6)	58	359	411	—	(805)	3,473	(6)	2,662	3,073	—	3,073	—	(76)	348	272
Templeton Foriegn Securities Fund (AdvantEdge ™)	(1,251)	(2,612)	38,849	34,986	276,046	—	16,111	(794)	291,363	326,349	50,554	376,903	32,747	(90)	1,888	34,545
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	926	(141,476)	159,384	18,834	6,932	(28,724)	(127,346)	(616)	(149,754)	(130,920)	735,700	604,780	412	(1,755)	(8,553)	(9,896)
Templeton Foriegn Securities Fund (Grandmaster ™)	1,565	(46,682)	64,689	19,572	—	(21,575)	32,790	(137)	11,078	30,650	355,902	386,552	—	(1,273)	1,593	320
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	442	(154,951)	174,058	19,549	16,515	(30,284)	96,658	(1,089)	81,800	101,349	527,375	628,724	1,341	(2,478)	5,064	3,927
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™) (November 10)*	(3)	(16)	7	(12)	—	(444)	2,136	(4)	1,688	1,676	—	1,676	—	(45)	209	164
Templeton Foreign Securities Fund (AnnuiChoice ™)	6,057	(210,710)	254,112	49,459	117	(141,097)	28,908	(789)	(112,861)	(63,402)	960,011	896,609	7	(8,247)	1,225	(7,015)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	2,071	(23,914)	38,493	16,650	25,683	(14,951)	(35,369)	(761)	(25,398)	(8,748)	402,051	393,303	2,532	(1,637)	(4,402)	(3,507)
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	379	(620)	2,532	2,291	—	(1,142)	1	—	(1,141)	1,150	31,012	32,162	—	(83)	—	(83)
Templeton Growth Securities (AdvantEdge ™)	(206)	(5,699)	10,361	4,456	42,406	—	(9,768)	(416)	32,222	36,678	59,948	96,626	5,195	(51)	(1,283)	3,861
Templeton Growth Securities (AnnuiChoice ™)	1,015	(156,303)	169,023	13,735	2,634	(151,886)	(90,819)	(908)	(240,979)	(227,244)	601,347	374,103	184	(11,211)	(6,794)	(17,821)
Templeton Growth Securities (AnnuiChoice II ™)	455	(4,383)	17,869	13,941	2,773	(672)	1,812	(726)	3,187	17,128	217,745	234,873	344	(166)	247	425
Templeton Growth Securities (GrandMaster flex3 ™)	(1,927)	(255,230)	290,362	33,205	3,062	(405,440)	(6,758)	(656)	(409,792)	(376,587)	1,171,210	794,623	226	(30,881)	(511)	(31,166)
Templeton Growth Securities (Grandmaster ™)	474	(112,803)	123,742	11,413	—	(159,472)	3,683	(170)	(155,959)	(144,546)	490,598	346,052	—	(12,213)	208	(12,005)
Templeton Growth Securities (IQ Annuity ™)	(702)	(45,428)	84,137	38,007	2,640	(102,423)	8,246	(761)	(92,298)	(54,291)	779,313	725,022	200	(7,903)	750	(6,953)
Templeton Growth Securities (Pinnacle Plus ™)	(1,594)	(30,344)	59,563	27,625	—	(44,765)	9,282	(832)	(36,315)	(8,690)	509,998	501,308	—	(4,844)	2,003	(2,841)
Templeton Growth Securities (IQ Advisor Standard ™)	1,334	(4,467)	13,779	10,646	—	—	1,484	—	1,484	12,130	179,684	191,814	—	—	—	—
Invesco Van Kampen VI Comstock (AdvantEdge ™)	(5,680)	3,693	52,496	50,509	18,622	(128)	(16,243)	(152)	2,099	52,608	378,301	430,909	2,050	(33)	(1,994)	23
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	(2,507)	(39,095)	78,528	36,926	604	(80,534)	(8,165)	(448)	(88,543)	(51,617)	332,672	281,055	44	(6,029)	(616)	(6,601)
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	(2,459)	529	34,478	32,548	15,120	(6,407)	(1,376)	(898)	6,439	38,987	222,057	261,044	1,660	(816)	(108)	736
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	(2,982)	30,765	(3,617)	24,166	199	(88,078)	(3,505)	(369)	(91,753)	(67,587)	234,778	167,191	15	(6,708)	(225)	(6,918)
Invesco Van Kampen VI Comstock (Grandmaster ™)	(1,482)	(4,373)	21,633	15,778	—	(7,070)	(5,164)	(36)	(12,270)	3,508	124,907	128,415	—	(549)	(411)	(960)
Invesco Van Kampen VI Comstock (IQ Annuity ™)	(5,490)	(127,796)	200,529	67,243	5,656	(302,447)	(4,494)	(395)	(301,680)	(234,437)	617,190	382,753	422	(22,273)	(123)	(21,974)
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	(209)	(119)	6,744	6,416	—	(1,018)	—	—	(1,018)	5,398	43,564	48,962	—	(91)	—	(91)
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	(2,721)	(25,469)	51,085	22,895	300	(9,327)	(27,712)	(281)	(37,020)	(14,125)	191,863	177,738	54	(862)	(2,250)	(3,058)
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	(267)	336	2,748	2,817	—	(192)	(334)	(66)	(592)	2,225	16,177	18,402	—	(28)	(31)	(59)
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	(448)	10,712	(8,625)	1,639	—	(33,702)	(32,869)	(107)	(66,678)	(65,039)	96,512	31,473	—	(2,455)	(2,896)	(5,351)
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	(640)	366	9,787	9,513	—	(4,330)	(1)	(60)	(4,391)	5,122	54,147	59,269	—	(391)	—	(391)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	(697)	733	7,604	7,640	—	(3,301)	1	(12)	(3,312)	4,328	43,274	47,602	—	(226)	—	(226)
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	(133)	8	2,104	1,979	—	—	53,579	(3)	53,576	55,555	7,883	63,438	—	—	3,601	3,601

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	$(4,191)	$(11,586)	$62,127	$46,350	$53,067	$(13,511)	$(63,640)	$(294)	$(24,378)	$21,972	$266,549	$288,521	4,111	(1,013)	(4,812)	(1,714)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™) (April 21)*	(1,085)	18,145	(9,489)	7,571	—	(31,142)	(11,739)	(35)	(42,916)	(35,345)	89,394	54,049	—	(2,883)	(1,030)	(3,913)
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	(485)	11,243	2,149	12,907	26,715	(2,281)	201,769	(441)	225,762	238,669	49,807	288,476	2,886	(278)	20,176	22,784
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™) (April 12)*	33	(224)	1,901	1,710	—	(3,385)	31,310	(7)	27,918	29,628	—	29,628	—	(377)	3,285	2,908
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	(411)	6,195	20,512	26,296	20,856	(7,323)	2,338	(694)	15,177	41,473	116,134	157,607	2,238	(848)	319	1,709
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	(221)	7,834	1,302	8,915	—	(1,703)	204	(3)	(1,502)	7,413	37,379	44,792	—	(185)	159	(26)
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™) (Dec 10)*	(17)	1	374	358	—	(39)	27,261	—	27,222	27,580	—	27,580	—	(4)	2,751	2,747
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	(463)	5,318	12,893	17,748	—	(14,260)	53,184	(125)	38,799	56,547	38,354	94,901	—	(1,679)	6,519	4,840
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	(7)	(2)	116	107	—	—	3,951	(3)	3,948	4,055	—	4,055	—	—	405	405
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	846	203	4,407	5,456	132,991	—	10,178	(488)	142,681	148,137	19,656	167,793	11,801	(42)	855	12,614
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	7,234	(1,622)	13,050	18,662	1,201	(38,781)	44,180	(270)	6,330	24,992	229,676	254,668	104	(3,386)	3,710	428
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	5,666	13,917	(4,208)	15,375	29,296	(3,736)	(207,954)	(469)	(182,863)	(167,488)	404,134	236,646	2,552	(368)	(19,071)	(16,887)
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	3,812	27,207	(17,355)	13,664	1,500	(40,476)	(356,113)	(62)	(395,151)	(381,487)	572,494	191,007	78	(2,129)	(19,393)	(21,444)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	(11,687)	268,403	(266,593)	(9,877)	94,757	(113,009)	(3,827,888)	(337)	(3,846,477)	(3,856,354)	4,096,825	240,471	8,573	(9,973)	(354,219)	(355,619)
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	5,491	19,114	(7,194)	17,411	2,199	(57,784)	(155,851)	(341)	(211,777)	(194,366)	529,904	335,538	112	(3,001)	(9,089)	(11,978)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	5,666	(3,562)	15,537	17,641	4,680	(51,288)	80,770	(581)	33,581	51,222	255,504	306,726	308	(4,366)	5,863	1,805
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	331	7	480	818	—	—	(1)	—	(1)	817	9,000	9,817	—	—	—	—
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	(2,430)	17,171	28,394	43,135	152,351	(572)	10,825	(883)	161,721	204,856	128,822	333,678	19,367	(174)	825	20,018
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(2,248)	63,948	697	62,397	251	(123,466)	(164,231)	(567)	(288,013)	(225,616)	729,214	503,598	8	(4,020)	(5,499)	(9,511)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(1,590)	6,704	40,298	45,412	151,151	(13,372)	13,985	(699)	151,065	196,477	216,810	413,287	11,189	(1,155)	1,219	11,253
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(5,149)	148,715	(73,099)	70,467	1,554	(106,314)	(149,240)	(1,030)	(255,030)	(184,563)	652,780	468,217	49	(3,413)	(4,930)	(8,294)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(2,853)	(30,320)	90,414	57,241	—	(28,485)	55,935	(116)	27,334	84,575	376,687	461,262	—	(899)	1,430	531
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(5,577)	30,950	67,501	92,874	3,605	(196,439)	(46,797)	(929)	(240,560)	(147,686)	755,318	607,632	113	(6,235)	(1,594)	(7,716)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(4,786)	(67,047)	130,979	59,146	5,347	(21,570)	(31,728)	(607)	(48,558)	10,588	464,607	475,195	560	(1,729)	(1,027)	(2,196)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™) (Nov.1 0)*	(3)	(9)	(6)	(18)	—	(434)	2,058	(4)	1,620	1,602	—	1,602	—	(43)	199	156
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	120	3,399	(8,405)	(4,886)	—	(3,576)	(51,025)	—	(54,601)	(59,487)	149,827	90,340	—	(153)	(3,182)	(3,335)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	(96)	3,252	11,996	15,152	136,332	(195)	(2,240)	(357)	133,540	148,692	25,855	174,547	14,897	(62)	(560)	14,275
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	3,209	(14,011)	110,614	99,812	738	(19,684)	20,741	(431)	1,364	101,176	381,651	482,827	110	(3,116)	2,154	(852)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	2,289	(4,619)	61,504	59,174	53,849	(28,860)	(20,164)	(517)	4,308	63,482	195,017	258,499	8,463	(4,338)	(2,979)	1,146
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	243	(41,627)	114,981	73,597	8,316	(24,260)	14,068	(436)	(2,312)	71,285	318,392	389,677	601	(1,833)	402	(830)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™) (Nov 10)*	(2)	(1)	12	9	—	(233)	1,090	(2)	855	864	—	864	—	(23)	106	83
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	657	(9,727)	47,283	38,213	—	(29,813)	72,022	(114)	42,095	80,308	177,439	257,747	—	(1,674)	3,058	1,384
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	595	20,039	12,113	32,747	2,033	(18,952)	(30,632)	(142)	(47,693)	(14,946)	145,190	130,244	294	(2,902)	(4,650)	(7,258)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	1,250	(14,717)	80,731	67,264	1,177	(78,641)	66,501	(515)	(11,478)	55,786	284,187	339,973	62	(4,062)	2,974	(1,026)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	3,349	(5,103)	64,509	62,755	—	(3,624)	1	—	(3,623)	59,132	219,867	278,999	—	(230)	—	(230)
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	(1,234)	(52,857)	132,328	78,237	194	(77,186)	(22,426)	(392)	(99,810)	(21,573)	403,669	382,096	15	(6,214)	(1,821)	(8,020)
DWS Small Cap Index (AnnuiChoice II ™)	(892)	(2,418)	48,228	44,918	57,134	(2,096)	31,928	(212)	86,754	131,672	84,311	215,983	6,954	(230)	3,687	10,411
DWS Small Cap Index (GrandMaster flex3 ™)	(1,091)	19,358	5,998	24,265	46	(38,226)	(5,005)	(283)	(43,468)	(19,203)	136,717	117,514	4	(3,116)	(522)	(3,634)
DWS Small Cap Index (Grandmaster ™)	(666)	(18,038)	37,231	18,527	—	(7,063)	18,973	(7)	11,903	30,430	88,012	118,442	—	(652)	1,325	673
DWS Small Cap Index (IQ3 ™)	(2,777)	29,589	48,526	75,338	3,397	(127,491)	(11,598)	(374)	(136,066)	(60,728)	421,238	360,510	268	(9,985)	(1,534)	(11,251)
DWS Small Cap Index (Pinnacle Plus ™)	(1,051)	(12,648)	36,112	22,413	180	(8,016)	(16,375)	(76)	(24,287)	(1,874)	114,039	112,165	31	(765)	(1,210)	(1,944)
DWS Small Cap Index (IQ Advisor Standard ™)	6	(217)	4,040	3,829	—	(980)	1	—	(979)	2,850	15,786	18,636	—	(86)	—	(86)
Columbia VIT Mid Cap Value (AdvantEdge ™)	(352)	213	9,981	9,842	44,846	(561)	28,339	(79)	72,545	82,387	11,300	93,687	3,169	(44)	1,988	5,113
Columbia VIT Mid Cap Value (AnnuiChoice ™)	30	747	2,522	3,299	—	(333)	22,062	(20)	21,709	25,008	7,853	32,861	—	(26)	1,500	1,474
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	(7)	88	1,442	1,523	—	—	87	(14)	73	1,596	6,874	8,470	—	(1)	8	7
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	12	63	682	757	—	(10,182)	18,355	(13)	8,160	8,917	1,235	10,152	—	(749)	1,302	553
Columbia VIT Mid Cap Value (Grandmaster ™) (January 11)*	14	(190)	4,172	3,996	—	—	71,983	—	71,983	75,979	—	75,979	—	—	4,835	4,835
Columbia VIT Mid Cap Value (Pinnacle Plus ™) (May 17)*	(309)	88	9,634	9,413	3,011	(978)	139,972	(25)	141,980	151,393	—	151,393	502	(153)	9,337	9,686
Columbia VIT Small Cap Value (AdvantEdge ™)	(407)	(767)	17,437	16,263	124,863	—	(5,405)	(253)	119,205	135,468	6,312	141,780	9,104	(18)	(474)	8,612
Columbia VIT Small Cap Value (AnnuiChoice ™)	40	3,040	10,032	13,112	—	(189)	15,474	(26)	15,259	28,371	62,452	90,823	—	(16)	820	804
Columbia VIT Small Cap Value (AnnuiChoice II ™)	(32)	698	8,203	8,869	11,519	(417)	2,012	(246)	12,868	21,737	28,418	50,155	816	(49)	167	934
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	(154)	6	6,020	5,872	—	(3,290)	2,802	(7)	(495)	5,377	26,162	31,539	—	(274)	207	(67)
Columbia VIT Small Cap Value (Grandmaster ™)	(13)	(2)	1,735	1,720	—	(406)	7,995	—	7,589	9,309	160	9,469	—	(28)	621	593
Columbia VIT Small Cap Value (Pinnacle Plus ™) (January 28)*	(129)	41	3,668	3,580	1,050	(139)	47,955	(16)	48,850	52,430	—	52,430	79	(13)	3,309	3,375

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	$2,718	$2,861	$381	$5,960	$16,250	$(732)	$1,692	$(57)	$17,153	$23,113	$29,258	$52,371	1,482	(73)	393	1,802
Pimco VIT All Asset (AnnuiChoice ™)	3,947	2,003	1,328	7,278	—	(15,738)	44,453	(59)	28,656	35,934	50,264	86,198	—	(1,442)	4,143	2,701
Pimco VIT All Asset (AnnuiChoice II ™)	5,741	(291)	6,502	11,952	43,105	(37,024)	(429)	(346)	5,306	17,258	94,477	111,735	4,190	(3,597)	(37)	556
Pimco VIT All Asset (Grandmaster ™)	10,274	9,824	(8,844)	11,254	—	(46,257)	262,785	(42)	216,486	227,740	112,112	339,852	—	(4,565)	24,114	19,549
Pimco VIT All Asset (GrandMaster flex3 ™)	11,601	(452)	11,316	22,465	—	(3,180)	127,552	(85)	124,287	146,752	130,311	277,063	—	(316)	12,399	12,083
Pimco VIT All Asset (IQ Annuity ™)	6,023	12,508	(4,841)	13,690	14,971	(24,175)	29,567	(148)	20,215	33,905	94,060	127,965	1,444	(2,278)	2,951	2,117
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	39,774	(118)	39,285	78,941	230,115	—	12,555	(917)	241,753	320,694	76,990	397,684	34,983	(129)	2,320	37,174
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	30,235	(53,982)	63,032	39,285	500	(10,831)	13,002	(235)	2,436	41,721	193,666	235,387	76	(1,602)	1,182	(344)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	36,255	(15,257)	30,941	51,939	12,524	(16,216)	11,394	(445)	7,257	59,196	219,642	278,838	1,774	(2,390)	1,713	1,097
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	15,473	(3,966)	10,159	21,666	—	(8,742)	100,755	(23)	91,990	113,656	85,567	199,223	—	(1,345)	12,912	11,567
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	47,915	(25,138)	50,229	73,006	1,200	(2,421)	30,965	(45)	29,699	102,705	280,862	383,567	182	(374)	5,123	4,931
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	89,062	(177,545)	112,443	23,960	3,392	(55,206)	(223,191)	(879)	(275,884)	(251,924)	1,196,258	944,334	507	(8,420)	(56,076)	(63,989)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	18,247	2,336	3,911	24,494	1,575	(26,978)	39,751	(159)	14,189	38,683	131,454	170,137	262	(4,582)	5,498	1,178
Pimco VIT Low Duration (AdvantEdge ™) (February 4)*	200	204	671	1,075	—	(12,988)	70,976	(57)	57,931	59,006	—	59,006	—	(1,202)	6,501	5,299
Pimco VIT Low Duration (AnnuiChoice ™)	2,701	5,559	5,445	13,705	—	(95,561)	118,057	(938)	21,558	35,263	275,567	310,830	—	(8,679)	10,783	2,104
Pimco VIT Low Duration (AnnuiChoice II ™)	5,870	5,049	25,486	36,405	138,747	(4,471)	71,729	(682)	205,323	241,728	596,705	838,433	12,539	(461)	7,268	19,346
Pimco VIT Low Duration (Grandmaster™)	1,652	21,187	1,643	24,482	—	(44,485)	84,648	(99)	40,064	64,546	264,977	329,523	—	(4,053)	8,908	4,855
Pimco VIT Low Duration (GrandMaster flex3 ™)	(2,864)	161,820	3,092	162,048	31,500	(105,516)	43,064	(218)	(31,170)	130,878	163,871	294,749	2,881	(9,601)	17,906	11,186
Pimco VIT Low Duration (IQ Annuity ™)	3,399	28,830	11,734	43,963	5,045	(130,487)	553,645	(1,251)	426,952	470,915	336,827	807,742	456	(11,942)	52,397	40,911
Pimco VIT Low Duration (Pinnacle Plus ™)	(111)	6,680	(590)	5,979	—	(18,030)	82,033	(175)	63,828	69,807	66,420	136,227	—	(2,346)	8,406	6,060
Pimco VIT Real Return (AdvantEdge ™)	768	2,013	(859)	1,922	30,119	(1,461)	40,643	(96)	69,205	71,127	15,558	86,685	2,820	(140)	3,693	6,373
Pimco VIT Real Return (AnnuiChoice ™)	6,104	30,229	2,411	38,744	1,023	(70,681)	(26,682)	(912)	(97,252)	(58,508)	525,062	466,554	96	(6,649)	(1,920)	(8,473)
Pimco VIT Real Return (AnnuiChoice II ™)	2,247	2,211	12,377	16,835	10,161	(43,437)	(15,720)	(256)	(49,252)	(32,417)	256,989	224,572	939	(4,027)	(1,381)	(4,469)
Pimco VIT Real Return (IQ Annuity ™)	1,420	14,760	(2,000)	14,180	2,852	(96,298)	62,175	(276)	(31,547)	(17,367)	239,498	222,131	265	(8,931)	5,702	(2,964)
Pimco VIT Real Return (Grandmaster ™)	1,440	10,845	2,090	14,375	—	(62,670)	(29,400)	(29)	(92,099)	(77,724)	256,789	179,065	—	(5,941)	(2,583)	(8,524)
Pimco VIT Real Return (GrandMaster flex3 ™)	1,636	3,498	5,197	10,331	—	(334)	154,723	(64)	154,325	164,656	107,667	272,323	—	(37)	14,348	14,311
Pimco VIT Real Return (Pinnacle Plus ™)	2,251	6,425	(6,915)	1,761	12,044	(10,157)	62,625	(235)	64,277	66,038	89,834	155,872	2,292	(1,795)	5,004	5,501
Pimco VIT Total Return (AdvantEdge ™)	95,203	17,767	(46,292)	66,678	2,212,690	(14,381)	260,129	(8,272)	2,450,166	2,516,844	588,395	3,105,239	185,255	(1,880)	21,887	205,262
Pimco VIT Total Return (AnnuiChoice ™)	62,645	112,482	(58,894)	116,233	7,830	(393,088)	257,747	(2,096)	(129,607)	(13,374)	1,421,125	1,407,751	650	(33,041)	23,158	(9,233)
Pimco VIT Total Return (AnnuiChoice II ™)	54,545	32,794	(3,474)	83,865	294,071	(67,316)	(77,476)	(4,535)	144,744	228,609	1,192,020	1,420,629	24,661	(5,874)	(6,681)	12,106
Pimco VIT Total Return (IQ Annuity ™)	58,327	140,645	(58,452)	140,520	156,316	(333,888)	302,725	(1,908)	123,245	263,765	1,270,151	1,533,916	13,195	(29,630)	31,658	15,223
Pimco VIT Total Return (Grandmaster ™)	75,914	58,571	(4,273)	130,212	10,194	(259,338)	172,730	(819)	(77,233)	52,979	2,030,864	2,083,843	889	(22,181)	14,626	(6,666)
Pimco VIT Total Return (GrandMaster flex3 ™)	45,189	266,039	(94,993)	216,235	69,155	(227,641)	(1,713,542)	(1,316)	(1,873,344)	(1,657,109)	2,637,797	980,688	5,994	(21,648)	(137,319)	(152,973)
Pimco VIT Total Return (Pinnacle Plus ™)	26,566	43,439	(27,467)	42,538	109,573	(138,030)	77,565	(1,027)	48,081	90,619	466,416	557,035	14,563	(15,275)	5,904	5,192
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	(262)	(151)	1,383	970	15,000	—	640	(171)	15,469	16,439	11,828	28,267	1,849	(21)	78	1,906
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	(518)	(1,277)	4,471	2,676	7	(5,899)	(1,221)	(71)	(7,184)	(4,508)	56,310	51,802	1	(725)	(160)	(884)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	(873)	(1,066)	5,603	3,664	1,800	(1,123)	8,461	(130)	9,008	12,672	65,813	78,485	223	(150)	1,041	1,114
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	(303)	11	1,304	1,012	—	(2,722)	—	(1)	(2,723)	(1,711)	24,430	22,719	—	(347)	1	(346)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	(235)	4	982	751	—	—	4,778	(5)	4,773	5,524	11,037	16,561	—	(1)	611	610
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	(614)	(351)	1,572	607	60	(8,858)	(26,722)	(60)	(35,580)	(34,973)	60,219	25,246	8	(1,130)	(3,449)	(4,571)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	(321)	8	1,333	1,020	—	—	12,288	(25)	12,263	13,283	8,836	22,119	—	(4)	1,574	1,570
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	(134)	5	(96)	(225)	—	—	(1)	—	(1)	(226)	10,510	10,284	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	(1,995)	(880)	(1,255)	(4,130)	47,506	—	(38,159)	(345)	9,002	4,872	129,526	134,398	4,990	(37)	(4,150)	803
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™) (January 27)*	(44)	(11)	72	17	—	(722)	6,875	(14)	6,139	6,156	—	6,156	—	(77)	710	633
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	(889)	112	(765)	(1,542)	6,872	(2,594)	7,444	(544)	11,178	9,636	92,138	101,774	709	(328)	779	1,160
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	(223)	4	(179)	(398)	—	—	(444)	—	(444)	(842)	21,108	20,266	—	—	(44)	(44)
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	(38)	(7)	127	82	—	(223)	4,309	(1)	4,085	4,167	1,021	5,188	—	(24)	458	434
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™) (Nov 4) *	—	—	4	4	—	—	496	(1)	495	499	—	499	—	—	52	52
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	(384)	906	1,805	2,327	—	(484)	(138)	(55)	(677)	1,650	23,782	25,432	—	(60)	(5)	(65)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	(362)	(440)	3,938	3,136	—	(489)	(4,383)	(15)	(4,887)	(1,751)	37,601	35,850	—	(61)	(555)	(616)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	(319)	(34)	3,173	2,820	—	—	6,234	(32)	6,202	9,022	21,999	31,021	—	(4)	746	742
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	(636)	(1,626)	5,921	3,659	1,423	(21,627)	(5,704)	(116)	(26,024)	(22,365)	59,298	36,933	175	(2,615)	(718)	(3,158)
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	(14)	1,245	(1,051)	180	1	(3,731)	3,291	—	(439)	(259)	3,587	3,328	—	(442)	373	(69)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	$(178)	$(54)	$1,301	$1,069	$—	$—	$—	$(4)	$(4)	$1,065	$11,271	$12,336	—	—	(1)	(1)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	(208)	60	1,290	1,142	—	—	1	—	1	1,143	12,218	13,361	—	—	—	—
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	(2,269)	(6,534)	3,290	(5,513)	160,452	(182)	(37,572)	(738)	121,960	116,447	58,359	174,806	18,832	(109)	(4,717)	14,006
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	(176)	(885)	80	(981)	—	(3,305)	13,664	(57)	10,302	9,321	442	9,763	—	(410)	1,492	1,082
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	(606)	(239)	(1,405)	(2,250)	8,143	(349)	3,100	(94)	10,800	8,550	51,786	60,336	964	(53)	362	1,273
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	(62)	(454)	(113)	(629)	—	(34)	(9,689)	—	(9,723)	(10,352)	13,911	3,559	—	(4)	(1,126)	(1,130)
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	(4,692)	(22,793)	94	(27,391)	—	(32,391)	49,246	(650)	16,205	(11,186)	66,385	55,199	—	(4,042)	3,117	(925)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	(51)	(403)	(117)	(571)	1,050	(30)	(11,114)	—	(10,094)	(10,665)	11,915	1,250	124	(3)	(1,302)	(1,181)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2011

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account. Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); Invesco Van Kampen Life Variable Insuarnce (“Invesco Van Kampen VI Funds”); Columbia Management (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), Rydex/SGI Variable Trust (“Rydex/SGI Funds”); The BlackRock Variable Series Funds, Inc (“BlackRock Funds”); and The Vanguard Group, Inc. (“Vanguard ETFs”); iShares Trust (“iShares ETFs”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Invesco Investment Services manages the Invesco Van Kampen VI Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC. The Rydex/SGI Funds are managed by Rydex/SGI Investments. The investment manager for the BlackRock Funds is BlackRock Advisors, LLC. The investment advisor for the Vanguard ETFs is The Vanguard Group, Inc. and the investment advisor for iShares ETF’s is BlackRock Fund Advisors. Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a Separate Account division will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has 476 investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Integrity’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business Integrity may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2011. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations. Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Effective January 1, 2012, Integrity consolidated the Separate Account with Separate Account II of Integrity Life Insurance Company (“Separate Account II”), with the Separate Account being the surviving Separate Account after such consolidation. Financial statements for periods beginning on and after January 1, 2012 will reflect the consolidation transaction.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subsequent Events (continued)

The consolidation will result in the financial statements of Separate Account II being combined with the financial statements of the Separate Account. In effect, the consolidation will result in the transfer of the subaccounts in Separate Account II to the Separate Account. Each subaccount will remain unchanged and will continue to reflect the number and value of units currently outstanding.

The statements of net assets, statements of operations and statements of changes in net assets will reflect each of the individual subaccount holdings and results, respectively, and the footnotes to the financial statements will reflect the individual subaccounts similar to what has historically been presented with the exception that the information will be presented in a single set of financial statements.

The Separate Account recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Separate Account is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required, other than the transaction disclosed above.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2011 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2011) and the cost of shares held at December 31, 2011, for each division, were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$31,542	$4,871	$97,681
Touchstone Aggressive ETF (AnnuiChoice ™)	495,006	783,482	781,426
Touchstone Aggressive ETF (AnnuiChoice II ™)	21,853	242,186	529,080
Touchstone Aggressive ETF (GrandMaster flex3 ™)	1,855,290	2,162,200	2,801,127
Touchstone Aggressive ETF (Grandmaster ™)	32,025	10,952	85,321
Touchstone Aggressive ETF (IQ Annuity ™)	247,416	520,232	3,284,191
Touchstone Aggressive ETF (IQ Advisor Standard ™)	189	81	11,225
Touchstone Aggressive ETF (Pinnacle Plus ™)	1,765	173,832	96,788
Touchstone Baron Small Cap Growth (AdvantEdge ™)	140,249	48,252	458,999
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	97,022	84,361	196,681
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	22,385	430,686	444,722
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	11,329	293,723	245,674
Touchstone Baron Small Cap Growth (Grandmaster ™)	48,552	712,348	225,532
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	—	2,697	3,320
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	90,247	211,625	164,759
Touchstone Baron Small Cap Growth (IQ Annuity ™)	774,832	1,249,153	2,156,473
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	18,504	256,519	245,880
Touchstone Conservative ETF (AdavatEdge ™)	7,497	18,245	297,760
Touchstone Conservative ETF (AnnuiChoice ™)	142,217	29,137	869,831
Touchstone Conservative ETF (AnnuiChoice II ™)	201,381	84,068	1,274,490
Touchstone Conservative ETF (GrandMaster flex3 ™)	435,981	585,093	581,224
Touchstone Conservative ETF (Grandmaster ™)	7,411	313,693	364,650
Touchstone Conservative ETF (IQ Advisor Standard ™)	2,728	848	126,959
Touchstone Conservative ETF (IQ Annuity ™)	226,385	158,809	1,143,920
Touchstone Conservative ETF (Pinnacle Plus ™)	147,495	4,764	226,459
Touchstone Core Bond (AdvantEdge ™)	230,457	84,141	231,956
Touchstone Core Bond (AnnuiChoice ™)	805,353	509,289	893,641
Touchstone Core Bond (AnnuiChoice II ™)	56,129	66,940	264,968
Touchstone Core Bond (GrandMaster flex3 ™)	293,919	182,977	468,366
Touchstone Core Bond (Grandmaster ™)	2,976,913	1,128,010	2,249,664
Touchstone Core Bond (IQ Annuity ™)	133,439	94,783	565,120
Touchstone Core Bond (Pinnacle Plus ™)	635,513	335,757	712,673
Touchstone Core Bond (IQ Advisor Standard ™)	8,193	4,138	160,570
Touchstone Enhanced ETF (AdvantEdge ™)	40,109	9,648	364,657
Touchstone Enhanced ETF (AnnuiChoice ™)	416,407	29,975	1,107,935
Touchstone Enhanced ETF (AnnuiChoice II ™)	106,008	3,666	191,796
Touchstone Enhanced ETF (GrandMaster flex3 ™)	26,530	717,228	523,352
Touchstone Enhanced ETF (Grandmaster ™)	848	106,791	80,067
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	158	23,350	16,087
Touchstone Enhanced ETF (IQ Advisor Standard ™)	1,527	1,064	226,368
Touchstone Enhanced ETF (IQ Annuity ™)	29,194	639,603	3,436,283

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Enhanced ETF (Pinnacle Plus ™)	$2,265	$72,942	$204,941
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	2,548	6,306	136,613
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)	7,837	12,646	228,400
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	708	1,981	27,685
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	498	460	19,458
Touchstone High Yield (AnnuiChoice ™)	26,992	105,769	288,962
Touchstone High Yield (AnnuiChoice II ™)	13,824	26,726	133,033
Touchstone High Yield (GrandMaster flex3 ™)	993,219	429,815	1,235,825
Touchstone High Yield (Grandmaster ™)	577,220	261,422	519,538
Touchstone High Yield (IQ Annuity ™)	522,881	282,665	788,727
Touchstone High Yield (IQ Advisor Standard™)	—	74,758	—
Touchstone High Yield (Pinnacle Plus ™)	140,447	270,676	259,267
Touchstone High Yield (AdvantEdge ™)	3,290,058	3,111,453	1,367,759
Touchstone Large Cap Core Equity (AdvantEdge ™)	375,889	44,722	563,555
Touchstone Large Cap Core Equity (AnnuiChoice ™)	39,276	476,853	524,975
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	95,317	25,919	283,530
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	21,362	167,356	288,848
Touchstone Large Cap Core Equity (Grandmaster ™)	11,029	1,127,007	52,972
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	355	963	21,595
Touchstone Large Cap Core Equity (IQ Annuity ™)	68,357	215,439	418,428
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	146,762	442,000	357,799
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™)	—	2,541	(1)
Touchstone Mid Cap Growth (AdvantEdge ™)	229,284	337,292	34,066
Touchstone Mid Cap Growth (AnnuiChoice ™)	96,149	355,172	1,313,580
Touchstone Mid Cap Growth (AnnuiChoice II ™)	31,408	113,150	1,152,688
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	74,805	126,493	125,365
Touchstone Mid Cap Growth (Grandmaster ™)	14,847	37,853	39,957
Touchstone Mid Cap Growth (IQ Annuity ™)	142,703	179,105	494,860
Touchstone Mid Cap Growth (Pinnacle Plus ™)	161,079	52,632	468,651
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	—	2,881	(2)
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	14	26	2,504
Touchstone Moderate ETF (AdvantEdge ™)	356,911	24,856	908,585
Touchstone Moderate ETF (AnnuiChoice ™)	83,566	370,700	3,258,788
Touchstone Moderate ETF (AnnuiChoice II ™)	201,705	140,543	1,933,986
Touchstone Moderate ETF (GrandMaster flex3 ™)	46,336	514,943	1,897,233
Touchstone Moderate ETF (Grandmaster ™)	36,307	68,159	191,577
Touchstone Moderate ETF (IQ Annuity ™)	79,619	475,192	1,866,010
Touchstone Moderate ETF (Pinnacle Plus ™)	10,428	277,971	406,384
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	788	6,632	35,166
Touchstone Moderate ETF (IQ Advisor Standard ™)	2,494	728	105,987
Touchstone Money Market (AdvantEdge ™)	4,791,159	5,239,262	960,369
Touchstone Money Market (AnnuiChoice ™)	689,700	1,034,291	1,384,143
Touchstone Money Market (AnnuiChoice II ™)	291,395	327,322	1,917,462
Touchstone Money Market (Grandmaster ™)	1,620,102	2,284,010	3,286,716
Touchstone Money Market (GrandMaster flex3™)	2,332,583	2,462,313	1,275,164
Touchstone Money Market (IQ Advisor Standard ™)	1,020,235	1,139,369	137,772

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Money Market (IQ Annuity ™)	$1,446,862	$1,057,756	$475,825
Touchstone Money Market (IQ3 ™)	4,758,647	5,293,139	3,019,829
Touchstone Money Market (Pinnacle Plus ™)	245,340	727,385	1,228,473
Touchstone Third Avenue Value (AdvantEdge ™)	114,079	142,492	604,841
Touchstone Third Avenue Value (AnnuiChoice ™)	108,719	860,189	1,832,439
Touchstone Third Avenue Value (AnnuiChoice II ™)	92,837	125,160	898,819
Touchstone Third Avenue Value (GrandMaster flex3 ™)	65,858	336,880	576,544
Touchstone Third Avenue Value (Grandmaster ™)	47,351	184,103	987,550
Touchstone Third Avenue Value (IQ Annuity ™)	148,157	553,314	2,451,500
Touchstone Third Avenue Value (Pinnacle Plus ™)	158,130	378,141	863,066
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	26	4,209	1,027
Touchstone Third Avenue Value (IQ Advisor Standard ™)	9,083	254,374	358,682
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	2,451	31,806	104,987
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	2,068	74,705	83,486
JP Morgan IT Mid Cap Value (Grandmaster ™)	932	6,030	41,892
JP Morgan IT Mid Cap Value (IQ3 ™)	785	8,397	35,112
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	1,069	16,186	43,436
Non-Affiliated Intial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	536,096	1,612,173	10,720,753
Fidelity VIP Growth (Grandmaster ™)	325,014	964,406	5,787,311
Fidelity VIP High Income (Grandmaster ™)	1,869,408	2,344,402	3,010,457
Fidelity VIP II Asset Manager (Grandmaster ™)	260,547	1,043,935	6,608,703
Fidelity VIP II Contrafund (Grandmaster ™)	347,229	2,117,947	13,838,104
Fidelity VIP II Index 500 (Grandmaster ™)	198,635	701,646	4,704,322
Fidelity VIP II Index 500 (IQ Annuity ™)	13,249	28,316	234,587
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	23,394	50,779	374,195
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,937	580	48,561
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	597,602	896,116	2,870,343
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	16,758	152,242	239,525
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	62,691	109,530	1,012,263
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	5,431	4,275	88,056
Fidelity VIP III Balanced (Grandmaster ™)	142,580	334,718	1,967,275
Fidelity VIP Overseas (AnnuiChoice ™)	2,336	4,215	180,392
Fidelity VIP Overseas (AnnuiChoice II ™)	1,012	3,232	83,889
Fidelity VIP Overseas (Grandmaster ™)	288,228	407,072	3,538,976
Fidelity VIP Overseas (Grandmaster flex3 ™)	83	29,013	(4,902)
Fidelity VIP Overseas (IQ Annuity ™)	618	8,212	22,344
Fidelity VIP Overseas (Pinnacle Plus ™)	1,762	22,899	60,697
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	9,611	25,426	462,476
Fidelity VIP Growth (IQ Annuity ™)	11,241	29,987	208,793
Fidelity VIP High Income (IQ Annuity ™)	932,785	1,287,328	463,612
Fidelity VIP II Asset Manager (IQ Annuity ™)	2,173	19,939	77,354
Fidelity VIP II Contrafund (IQ Annuity ™)	18,673	145,033	691,018
Fidelity VIP III Balanced (IQ Annuity ™)	2,275	8,722	118,691

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster ™)	$35,313	$232,787	$1,294,728
Fidelity VIP III Mid Cap (IQ Annuity ™)	48,940	144,639	860,598
Fidelity VIP Overseas (IQ Annuity ™)	17,739	11,971	54,923
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	10,531	18,697	75,619
Fidelity VIP Asset Manager (AnnuiChoice ™)	6,930	26,324	309,824
Fidelity VIP Asset Manager (AnnuiChoice II ™)	8,848	28,284	29,657
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	2,874	54,980	84,673
Fidelity VIP Asset Manager (IQ3 ™)	5,523	51,250	220,230
Fidelity VIP Asset Manager (Pinnacle Plus ™)	8,492	39,226	55,788
Fidelity VIP Balanced (AdvantEdge ™)	23,691	23,269	172,184
Fidelity VIP Balanced (AnnuiChoice ™)	13,610	275,036	617,957
Fidelity VIP Balanced (AnnuiChoice II ™)	43,772	42,100	327,647
Fidelity VIP Balanced (GrandMaster flex3 ™)	56,277	279,669	274,006
Fidelity VIP Balanced (Grandmaster ™)	194,048	175,971	1,089,947
Fidelity VIP Balanced (IQ3 ™)	87,224	278,482	705,773
Fidelity VIP Balanced (Pinnacle Plus ™)	21,332	68,157	123,081
Fidelity VIP Balanced (IQ Advisor Standard ™)	2,978	3,683	174,865
Fidelity VIP Contrafund (AdvantEdge ™)	1,246,483	502,901	2,362,552
Fidelity VIP Contrafund (AnnuiChoice ™)	222,197	732,295	2,542,385
Fidelity VIP Contrafund (AnnuiChoice II ™)	293,077	205,044	1,753,152
Fidelity VIP Contrafund (GrandMaster flex3 ™)	120,540	637,648	1,228,289
Fidelity VIP Contrafund (IQ3 ™)	190,123	1,233,670	3,942,117
Fidelity VIP Contrafund (Pinnacle Plus ™)	408,070	614,375	1,328,376
Fidelity VIP Contrafund (IQ Advisor Standard ™)	36,558	87,971	218,558
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	3	45	1,430
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	12,504	37,261	74,374
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	113,170	95,117	42,195
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	4,555	19,064	23,690
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	2,580	33,325	26,005
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	741	41,561	52,860
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	8	4,400	5,761
Fidelity VIP Equity-Income (AdvantEdge ™)	19,295	7,848	69,944
Fidelity VIP Equity-Income (AnnuiChoice ™)	197,918	257,941	1,348,540
Fidelity VIP Equit-Income (AnnuiChoice II ™)	43,228	92,569	364,196
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	50,157	77,773	231,209
Fidelity VIP Equity-Income (IQ3 ™)	100,351	240,738	625,207
Fidelity VIP Equity-Income (Pinnacle Plus ™)	587,122	77,247	734,318
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	492	948	22,661
Fidelity Freedom 2010 (Adnavtedge ™)	4,236	18,622	165,238
Fidelity Freedom 2010 (AnnuiChoice ™)	107	231	4,728
Fidelity Freedom 2010 (AnnuiChoice II ™)	15,712	8,800	229,021
Fidelity Freedom 2010 (GrandMaster ™)	5,517	22,769	33,099
Fidelity Freedom 2010 (Grandmaster flex3 ™)	11,128	11,169	1
Fidelity Freedom 2010 (IQ Annuity ™)	3,555	10,858	129,319
Fidelity Freedom 2010 (Pinnacle Plus ™)	32,953	19,656	20,236
Fidelity Freedom 2015 (AdvantEdge ™)	96,974	3,258	160,163

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2015 (AnnuiChoice ™)	$—	$28,869	$—
Fidelity Freedom 2015 (AnnuiChoice II ™)	13,701	3,683	182,130
Fidelity Freedom 2015 (GrandMaster ™)	—	22,210	(1)
Fidelity Freedom 2015 (IQ Annuity ™)	1,965	35,985	82,453
Fidelity Freedom 2015 (IQ Advisor Standard ™)	275,404	1,592	273,821
Fidelity Freedom 2015 (Pinnacle Plus ™)	18,884	6,256	102,110
Fidelity Freedom 2020 (AdvantEdge ™)	4,703	3,977	174,470
Fidelity Freedom 2020 (AnnuiChoice ™)	716	15,367	26,258
Fidelity Freedom 2020 (AnnuiChoice II ™)	25,913	9,425	599,723
Fidelity Freedom 2020 (GrandMaster ™)	851	496	30,714
Fidelity Freedom 2020 (IQ Annuity ™)	912	602	42,799
Fidelity Freedom 2020 (Pinnacle Plus ™)	392	285	14,372
Fidelity Freedom 2025 (AnnuiChoice II ™)	13,753	2,641	177,418
Fidelity Freedom 2025 (GrandMaster ™)	38	29	1,978
Fidelity Freedom 2025 (Pinnacle Plus ™)	158	125	7,861
Fidelity Freedom 2030 (AdvantEdge ™)	1,945	2,917	82,786
Fidelity Freedom 2030 (AnnuiChoice II ™)	13,216	99,702	138,546
Fidelity Freedom 2030 (IQ Annuity ™)	5,014	555	38,693
Fidelity VIP Growth (AdvantEdge ™)	295,381	296,279	24,857
Fidelity VIP Growth (AnnuiChoice ™)	18,464	213,259	560,632
Fidelity VIP Growth (AnnuiChoice II ™)	99,131	118,862	203,250
Fidelity VIP Growth (GrandMaster ™)	237,196	508,556	415,220
Fidelity VIP Growth (GrandMaster flex3 ™)	79,436	169,391	238,560
Fidelity VIP Growth (IQ3 ™)	108,410	108,011	459,629
Fidelity VIP Growth (Pinnacle Plus ™)	3,067	50,403	90,526
Fidelity VIP Growth (IQ Advisor Standard ™)	20	25	4,414
Fidelity VIP High Income (AdvantEdge ™)	2,915,736	2,250,960	1,208,448
Fidelity VIP High Income (AnnuiChoice ™)	286,386	350,727	480,097
Fidelity VIP High Income (AnnuiChoice II ™)	896,178	872,338	806,262
Fidelity VIP High Income (GrandMaster flex3 ™)	15,924,686	17,234,101	15,241,693
Fidelity VIP High Income (IQ3 ™)	2,265,755	2,618,400	1,540,558
Fidelity VIP High Income (Pinnacle Plus ™)	33,118	26,036	125,053
Fidelity VIP Index 500 (AdvantEdge ™)	652,880	64,958	1,000,632
Fidelity VIP Index 500 (AnnuiChoice ™)	100,646	232,914	845,429
Fidelity VIP Index 500 (IQ3 ™)	158,813	410,297	927,148
Fidelity VIP Index 500 (AnnuiChoice II ™)	244,687	223,642	592,921
Fidelity VIP Index 500 (Grandmaster ™)	37,178	314,058	452,625
Fidelity VIP Index 500 (Grandmaster flex3 ™)	57,685	180,019	172,738
Fidelity VIP Index 500 (IQ Advisor Standard ™)	11,210	236,128	139,346
Fidelity VIP Index 500 (Pinnacle Plus ™)	130,275	156,794	226,797
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	919,353	270,845	1,412,183
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	273,773	1,068,983	2,381,975
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	356,331	204,681	1,224,781
Fidelity VIP Investment Grade Bond (GrandMaster ™)	703,423	1,376,577	1,681,005
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	148,916	352,966	613,855
Fidelity VIP Investment Grade Bond (IQ3 ™)	188,783	422,142	1,594,882
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	236,102	487,068	546,793

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	$53,058	$319,930	$297,000
Fidelity VIP Mid Cap (AdvantEdge ™)	117,622	331,832	218,457
Fidelity VIP Mid Cap (AnnuiChoice ™)	16,958	977,626	1,269,811
Fidelity VIP Mid Cap (AnnuiChoice II ™)	204,258	169,044	604,676
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	114,070	418,452	507,233
Fidelity VIP Mid Cap (Grandmaster ™)	179,851	1,336,999	396,323
Fidelity VIP Mid Cap (IQ Annuity ™)	1,360,196	1,412,623	2,357,124
Fidelity VIP Mid Cap (Pinnacle Plus ™)	24,970	471,607	521,039
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	17	5,487	7,900
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	150,799	181,912	185,660
Fidelity VIP Overseas (AdvantEdge ™)	215,552	19,517	502,322
Fidelity VIP Overseas (AnnuiChoice ™)	35,813	173,394	394,473
Fidelity VIP Overseas (AnnuiChoice II ™)	126,124	78,242	332,741
Fidelity VIP Overseas (GrandMaster ™)	117,031	396,419	541,598
Fidelity VIP Overseas (GrandMaster flex3 ™)	32,917	196,649	171,289
Fidelity VIP Overseas (IQ3 ™)	253,220	327,492	557,581
Fidelity VIP Overseas (Pinnacle Plus ™)	30,673	72,265	146,319
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	148	6,104	10,943
Fidelity VIP Overseas (IQ Advisor Standard ™)	2,107	67,650	201,065
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	4,642	46,374	69,947
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	371	100	7,746
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	3,369	29,873	39,947
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	7,182	25,093	144,495
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	2,753	179,617	272,258
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	661	2,219	109,121
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	1,082	24,431	104,974
Van Kampen UIF U.S. Real Estate (IQ3 ™)	3,739	34,696	412,094
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	49,072	131,758	499,890
Franklin Growth and Income Securities (AdvantEdge ™)	48,806	2,033	77,523
Franklin Growth and Income Securities (AnnuiChoice ™)	182,092	245,894	1,547,236
Franklin Growth and Income Securities (AnnuiChoice II ™)	66,481	8,506	169,588
Franklin Growth and Income Securities (GrandMaster flex3 ™)	28,447	148,103	592,303
Franklin Growth and Income Securities (Grandmaster ™)	142,340	231,968	592,444
Franklin Growth and Income Securities (IQ Annuity ™)	110,782	519,496	1,916,518
Franklin Growth and Income Securities (Pinnacle Plus ™)	608,745	122,180	931,485
Franklin Income Securities (AdvantEdge ™)	903,101	658,999	427,596
Franklin Income Securities (AnnuiChoice ™)	818,555	1,021,244	2,479,115
Franklin Income Securities (AnnuiChoice II ™)	140,553	54,129	1,009,631
Franklin Income Securities (GrandMaster flex3 ™)	480,420	672,273	2,848,863
Franklin Income Securities (Grandmaster ™)	2,140,069	2,259,385	2,601,897
Franklin Income Securities (IQ Annuity ™)	275,375	760,490	2,757,412
Franklin Income Securities (Pinnacle Plus ™)	880,628	895,650	1,655,089
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	143	6,330	(2)
Franklin Income Securities (IQ Advisor Enhanced ™)	656	4,546	7,124

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Advisor Standard ™)	$5,724	$600	$98,025
Franklin Large Cap Growth Securities (AdvantEdge ™)	545,727	63,995	876,463
Franklin Large Cap Growth Securities (AnnuiChoice ™)	11,438	126,652	133,886
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	95,914	30,721	372,757
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	22,750	71,188	92,333
Franklin Large Cap Growth Securities (Grandmaster ™)	4,371	37,634	30,677
Franklin Large Cap Growth Securities (IQ Annuity ™)	2,389	59,541	92,638
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	75,104	296,038	241,132
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	78	71	8,459
Franklin Mutual Shares Securities (AdvantEdge ™)	917,474	160,482	1,697,926
Franklin Mutual Shares Securities (AnnuiChoice ™)	258,934	364,753	1,038,725
Franklin Mutual Shares Securities (AnnuiChoice II ™)	164,003	68,274	1,021,895
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	127,577	546,313	1,283,203
Franklin Mutual Shares Securities (IQ Annuity ™)	42,622	243,567	803,577
Franklin Mutual Shares Securities (Pinnacle Plus ™)	251,211	250,460	957,383
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	15,025	199,434	251,887
Franklin Mutual Shares Securities(Grandmaster ™)	915,428	165,721	1,365,607
Franklin Small Cap Value Securities (AdvantEdge ™)	75,142	275,831	77,065
Franklin Small Cap Value Securities (Annuichoice ™)	10,681	40,228	101,064
Franklin Small Cap Value Securities (Annuichoice II ™)	73,765	64,343	136,194
Franklin Small Cap Value Securities (Grandmaster ™)	18,484	19,680	122,212
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	71,024	44,481	98,197
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	—	49,070	(1)
Franklin Small Cap Value Securities (IQ Annuuity ™)	9,325	6,677	81,043
Franklin Small Cap Value Securities (Pinnacle Plus ™)	26,673	41,480	138,420
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™)	8	3,025	(1)
Templeton Foriegn Securities Fund (AdvantEdge ™)	347,910	48,035	642,729
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	63,440	309,059	290,895
Templeton Foriegn Securities Fund (Grandmaster ™)	81,979	122,573	311,170
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	112,336	173,157	513,454
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™)	11	1,704	—
Templeton Foreign Securities Fund (AnnuiChoice ™)	51,941	285,536	551,907
Templeton Foreign Securities Fund (AnnuiChoice II ™)	151,376	70,370	416,034
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	536	1,176	37,279
Templeton Growth Securities (AdvantEdge ™)	22,114	4,158	102,466
Templeton Growth Securities (AnnuiChoice ™)	23,090	93,326	261,233
Templeton Growth Securities (AnnuiChoice II ™)	18,128	71,103	169,001
Templeton Growth Securities (GrandMaster flex3 ™)	17,755	256,810	484,069
Templeton Growth Securities (Grandmaster ™)	6,353	25,575	392,782
Templeton Growth Securities (IQ Annuity ™)	50,850	164,609	597,082
Templeton Growth Securities (Pinnacle Plus ™)	21,335	87,652	489,570
Templeton Growth Securities (IQ Advisor Standard ™)	13,206	193,036	—
Invesco Van Kampen VI Comstock (AdvantEdge ™)	108,688	61,995	419,254
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	19,325	48,650	238,073
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	61,388	11,288	239,020
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	45,635	123,827	69,435

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Grandmaster ™)	$77,029	$10,801	$206,205
Invesco Van Kampen VI Comstock (IQ Annuity ™)	20,281	36,650	311,529
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)	648	27,896	15,432
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	156,327	95,310	218,847
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)	273	661	11,148
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)	1,288	10,111	19,499
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)	—	735	37,185
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)	—	742	37,477
Invesco Van Kampen VI Capital Growth (Grandmaster ™)	175	65,608	2,600
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)	72,131	104,257	216,372
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)	10,885	19,648	36,100
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)	214,647	450,793	66,575
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)	12,243	20,317	21,861
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)	4,397	24,996	109,489
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)	359	6,012	30,328
Invesco Van Kampen VI Mid Cap Value (Grandmaster flex3 ™)	21,311	49,029	1,705
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)	22,281	85,129	35,127
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)	11,039	4,962	10,349
Invesco Van Kampen VI International Growth II (Annuichoice™)	9,435	14	9,420
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)	7,156	547	6,557
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	196,594	17,098	343,668
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	63,086	164,079	153,598
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	65,980	50,350	241,987
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	31,035	60,988	159,763
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	199,109	179,809	259,299
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	25,413	95,991	261,597
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	51,918	93,961	250,443
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	473	61	8,998
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	125,426	67,800	352,907
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	25,070	130,088	323,402
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	128,255	121,449	372,242
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	201,067	182,261	383,201
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	24,132	150,134	283,042
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	40,697	109,654	419,580
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	36,243	186,038	236,949
Van Kampen UIF Emerg. Mrkts. Equity (Pinnacle Plus Reduced M&E ™)	1	1,519	(1)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	60,179	85,491	63,996
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	100,587	38,374	228,110
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	25,197	147,028	273,454
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	56,836	40,668	203,998
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	44,824	73,322	320,938
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	1	895	—
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	5,284	50,045	183,404
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	41,507	45,067	99,542
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	21,337	106,799	202,519
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	1,557	38,454	247,143

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	$99,568	$23,705	$72,575
BlackRock Capital Appreciation VI (AnnuiChoice II™)	51,172	3,167	48,108
BlackRock Global Allocation VI (Advantedge™)	42,731	209	42,502
BlackRock Global Allocation VI (AnnuiChoice II™)	614,613	4,036	610,343
BlackRock Global Allocation VI (Annuichoice™)	1,922	1,888	—
BlackRock Global Allocation VI (Grandmaster flex3 ™)	57,969	403	57,540
BlackRock Global Allocation VI (Grandmaster™)	18,488	48	18,440
Non-Affiliated Class B:
DWS Small Cap Index (AdvantEdge ™)	91,454	37,811	46,776
DWS Small Cap Index (AnnuiChoice ™)	20,099	151,833	219,268
DWS Small Cap Index (AnnuiChoice II ™)	20,571	106,940	108,583
DWS Small Cap Index (GrandMaster flex3 ™)	12,869	38,161	67,553
DWS Small Cap Index (Grandmaster ™)	3,129	18,640	88,805
DWS Small Cap Index (IQ3 ™)	25,142	100,756	223,792
DWS Small Cap Index (Pinnacle Plus ™)	5,196	45,358	47,987
DWS Small Cap Index (IQ Advisor Standard ™)	109	1,022	16,821
Columbia VIT Mid Cap Value (AdvantEdge ™)	43,778	146,186	—
Columbia VIT Mid Cap Value (AnnuiChoice ™)	623	35,740	—
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	351	9,582	—
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	73	10,807	—
Columbia VIT Mid Cap Value (Grandmaster ™)	30,382	113,337	—
Columbia VIT Mid Cap Value (Pinnacle Plus ™)	1,332	162,352	—
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	121,508	30,541	83,848
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)	9,544	187	9,345
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)	27,077	709	26,250
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	67,086	742	66,220
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	112,862	1,794	110,757
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	124,899	34,724	87,134
Columbia VIT Small Cap Value (AdvantEdge ™)	162,734	36,684	248,933
Columbia VIT Small Cap Value (AnnuiChoice ™)	54,029	11,647	122,087
Columbia VIT Small Cap Value (AnnuiChoice II ™)	46,165	4,469	83,037
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	57,394	7,609	74,738
Columbia VIT Small Cap Value (Grandmaster ™)	17,032	2,218	22,836
Columbia VIT Small Cap Value (Pinnacle Plus ™)	131,595	56,936	120,926
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	100,154	28,476	124,628
Pimco VIT All Asset (AnnuiChoice ™)	260,408	30,504	315,072
Pimco VIT All Asset (AnnuiChoice II ™)	156,421	16,657	246,298
Pimco VIT All Asset (Grandmaster ™)	99,894	18,606	424,346
Pimco VIT All Asset (GrandMaster flex3 ™)	174,230	33,979	396,051
Pimco VIT All Asset (IQ Annuity ™)	99,918	27,202	198,375
Pimco VIT All Asset (Pinnacle Plus Reduced M&E ™)	47,907	22,474	23,975
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	254,484	34,176	578,712
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	85,422	97,871	212,068
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	205,343	126,560	339,223
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	27,735	76,733	144,163
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	98,194	26,931	408,799

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Division	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	$221,476	$213,213	$904,640
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	36,039	106,738	88,264
Pimco VIT Low Duration (AdvantEdge ™)	13,769	21,698	50,870
Pimco VIT Low Duration (AnnuiChoice ™)	93,992	73,807	326,627
Pimco VIT Low Duration (AnnuiChoice II ™)	990,432	759,521	1,064,660
Pimco VIT Low Duration (Grandmaster™)	1,245,537	1,421,748	138,164
Pimco VIT Low Duration (GrandMaster flex3 ™)	13,615,281	13,445,624	297,851
Pimco VIT Low Duration (IQ Annuity ™)	1,677,497	1,492,515	975,132
Pimco VIT Low Duration (Pinnacle Plus ™)	55,722	8,356	181,888
Pimco VIT Real Return (AdvantEdge ™)	145,523	66,140	167,191
Pimco VIT Real Return (AnnuiChoice ™)	158,257	95,647	524,754
Pimco VIT Real Return (AnnuiChoice II ™)	247,772	18,158	444,247
Pimco VIT Real Return (IQ Annuity ™)	266,470	14,172	463,174
Pimco VIT Real Return (Grandmaster ™)	97,166	20,531	244,418
Pimco VIT Real Return (GrandMaster flex3 ™)	44,262	28,587	283,109
Pimco VIT Real Return (Pinnacle Plus ™)	88,325	106,609	143,884
Pimco VIT Total Return (AdvantEdge ™)	4,033,883	830,526	6,364,164
Pimco VIT Total Return (AnnuiChoice ™)	1,738,017	1,818,550	1,350,777
Pimco VIT Total Return (AnnuiChoice II ™)	854,507	247,351	2,039,530
Pimco VIT Total Return (IQ Annuity ™)	1,394,127	1,530,603	1,415,046
Pimco VIT Total Return (Grandmaster ™)	2,589,225	2,334,730	2,384,722
Pimco VIT Total Return (GrandMaster flex3 ™)	3,107,098	3,208,831	882,167
Pimco VIT Total Return (Pinnacle Plus ™)	1,772,049	939,907	1,398,840
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (AdvantEdge ™)	1,368	3,522	26,488
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)	—	10,250	38,919
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)	9,194	7,830	75,661
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)	16,445	1,728	36,191
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)	4,009	3,115	16,656
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)	18,126	1,363	40,462
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)	25,567	734	45,600
Rydex SGI VT Alternative Strategies Allocation (GrandMaster flex3 ™)	218	157	10,107
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)	74,409	41,853	167,357
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)	14,606	6,799	14,067
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)	120,894	13,067	208,271
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	430	270	20,353
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)	2,171	3,147	4,011
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)	6,793	100	7,185
Rydex SGI VT U.S. Long Short Momentum (AdvantEdge ™)	16,226	9,530	28,392
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)	32	864	31,600
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)	20,188	932	43,530
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)	3,757	3,763	29,647
Rydex SGI VT U.S. Long Short Momentum (Grandmaster ™)	—	3,063	—
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)	—	194	13,411
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)	4,162	8,499	6,858
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)	106,479	41,763	237,719
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)	—	95	9,587

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Division	Purchases	Sales	Cost
Investor Class (continued):
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)	$49,177	$14,712	$95,505
Rydex SGI VT Managed Futures Strategies (Grandmaster ™)	—	3,274	—
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)	4,009	2,196	1,752
Rydex SGI VT Managed Futures Strategies (IQ Annuity ™)	2,473	34,156	21,624
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)	7,402	3,263	5,283
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)	230,597	21,423	211,349
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)	354,211	9,859	344,857
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	225,824	7,325	218,778
iShares Barclays TIPS Bond ETF (Varoom)	144,018	21,036	126,248
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	52,872	3,121	50,035
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	8,303	77	10,229
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	57,484	587	56,911
iShares S&P 500 Growth Index ETF (Varoom)	16,971	211	18,767
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	433,417	15,921	417,321
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	15,450	611	14,836
iShares S&P 500 Index ETF (Varoom)	168,904	18,117	151,590
iShares S&P 500 Index ETF (Varoom GLWB 1)	5,168,812	237,624	4,918,472
iShares S&P 500 Index ETF (Varoom GLWB 2)	399,896	9,357	390,188
iShares S&P 500 Value Index ETF (Varoom)	17,268	255	19,014
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	276,658	13,205	262,387
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	40,969	1,282	39,685
iShares S&P MidCap 400 Index ETF (Varoom)	94,487	5,401	90,746
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)	1,492,522	63,679	1,423,351
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)	167,914	3,886	163,802
iShares S&P SmallCap 600 Index ETF (Varoom)	49,512	1,428	50,078
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)	734,915	34,781	697,897
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)	82,344	2,216	80,100
iShares S&P Citigroup International Treasury Bond (Varoom)	11,896	108	13,795
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	751,890	35,213	717,561
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	35,061	931	34,170
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	140,395	8,057	133,951
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	436,392	8,840	427,771
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	32,494	2,144	32,180
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	128,956	1,908	126,916
Vanguard MSCI EAFE ETF (Varoom)	13,679	115	15,554
Vanguard MSCI EAFE ETF (Varoom GLWB 1)	766,565	30,781	732,117
Vanguard MSCI EAFE ETF (Varoom GLWB 2)	49,457	642	48,783
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	8,192	77	10,120
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	20,422	444	19,987
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	268,791	3,833	264,955
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)	6,458	125	6,328
Vanguard REIT Index ETF (Varoom)	114,230	72,670	33,886
Vanguard REIT Index ETF (Varoom GLWB 2)	83,074	1,028	82,059
Vanguard Total Bond Market Index ETF (Varoom)	84,556	560	86,026
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	5,025,247	251,708	4,783,833
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	543,079	22,578	521,698

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Ten contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, and VAROOM. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, and VAROOM have a deferred sales load charge. IQ Annuity, IQ3 and IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.40% and 0.15%, respectively. IQ Annuity and IQ3 charge 1.3% and 0.15% of net assets for mortality and expense risks and administrative expenses, respectively. AnnuiChoice charges 0.85% and 0.15%, and AnnuiChoice II charges 1.00% and 0.15%, of net assets for mortality and expense risks and administrative expenses, respectively. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets for morality and expense risks and administrative expenses, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold by fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an annual rate of 1.75% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an additional .60% (Standard investment option) or an additional .80% (Self-Style investment option) of net assets for expenses associated with the Guaranteed Lifetime Withdraw Benefits (“GLWB”). Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2011, 2010, 2009, 2008, and 2007 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2011 and 2010).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)
	2011	10	$9.74	$102	1.62%	1.60%	(1.65)%
	2010	8	9.90	77	2.05%	1.60%	11.38%
	2009	4	8.89	35	5.89%	1.60%	19.80%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2011	67	11.67	786	1.23%	1.00%	(1.05)%
	2010	88	11.79	1,034	2.47%	1.00%	12.06%
	2009	69	10.52	731	4.58%	1.00%	20.51%
	2008	22	8.73	190	1.93%	1.00%	(29.84)%
	2007	29	12.45	362	1.93%	1.00%	4.08%
Touchstone Aggressive ETF (AnnuiChoice II ™)
	2011	45	13.98	626	1.20%	1.15%	(1.20)%
	2010	60	14.15	853	1.64%	1.15%	11.89%
	2009	49	12.64	616	2.84%	1.15%	26.43%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2011	252	11.22	2,823	1.38%	1.55%	(1.60)%
	2010	264	11.40	3,005	2.52%	1.55%	11.43%
	2009	209	10.23	2,141	3.63%	1.55%	19.84%
	2008	151	8.54	1,290	2.22%	1.55%	(30.23)%
	2007	178	12.23	2,178	1.86%	1.55%	3.50%
Touchstone Aggressive ETF (Grandmaster ™)
	2011	8	11.38	88	1.61%	1.35%	(1.40)%
	2010	6	11.54	68	0.75%	1.35%	11.66%
	2009	17	10.34	180	2.27%	1.35%	20.08%
	2008	13	8.61	109	2.42%	1.35%	(30.08)%
	2007	16	12.31	196	1.23%	1.35%	3.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Annuity ™)
	2011	274	$11.30	$3,090	1.36%	1.45%	(1.50)%
	2010	296	11.47	3,395	1.68%	1.45%	11.55%
	2009	300	10.28	3,089	2.49%	1.45%	19.96%
	2008	302	8.57	2,591	2.33%	1.45%	(30.16)%
	2007	323	12.27	3,966	1.95%	1.45%	3.56%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2011	11	11.12	124	0.83%	1.67%	(1.71)%
	2010	27	11.31	301	1.62%	1.67%	11.30%
	2009	28	10.17	288	2.75%	1.67%	19.69%
	2008	12	8.49	104	2.45%	1.67%	(30.31)%
	2007	12	12.19	150	2.03%	1.67%	3.37%
Touchstone Aggressive ETF (IQ Advisor Standard ™)
	2011	1	12.66	13	1.42%	0.60%	(0.65)%
	2010	1	12.74	13	1.57%	0.60%	12.51%
	2009	1	11.32	12	3.35%	0.60%	20.99%
	2007	2	13.28	20	1.97%	0.60%	4.51%
Touchstone Baron Small Cap Growth (Advantedge ™)
	2011	47	11.60	544	0.00%	1.60%	3.17%
	2010	38	11.25	428	0.00%	1.60%	22.93%
	2009	20	9.15	187	0.00%	1.60%	30.84%
	2008	2	6.99	16	0.00%	1.60%	(30.07)%
Touchstone Baron Small Cap Growth (AnnuiChoice ™)
	2011	32	20.25	650	0.00%	1.00%	3.79%
	2010	53	19.51	1,035	0.00%	1.00%	23.68%
	2009	64	15.77	1,010	0.00%	1.00%	31.61%
	2008	81	11.99	971	0.00%	1.00%	(34.31)%
	2007	123	18.25	2,252	0.00%	1.00%	1.70%
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)
	2011	18	12.65	226	0.00%	1.15%	3.64%
	2010	17	12.21	206	0.00%	1.15%	23.49%
	2009	20	9.89	202	0.00%	1.15%	31.41%
	2008	15	7.52	110	0.00%	1.15%	(34.41)%
	2007	10	11.47	113	0.00%	1.15%	1.60%
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)
	2011	21	17.90	373	0.00%	1.55%	3.22%
	2010	36	17.34	633	0.00%	1.55%	22.99%
	2009	58	14.10	817	0.00%	1.55%	30.88%
	2008	59	10.77	635	0.00%	1.55%	(34.68)%
	2007	83	16.49	1,376	0.00%	1.55%	1.17%
Touchstone Baron Small Cap Growth (Grandmaster ™)
	2011	17	16.20	272	0.00%	1.35%	3.43%
	2010	62	15.67	973	0.00%	1.35%	23.24%
	2009	66	12.71	836	0.00%	1.35%	31.14%
	2008	17	9.69	166	0.00%	1.35%	(34.54)%
	2007	22	14.81	330	0.00%	1.35%	1.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (IQ Annuity ™)
	2011	141	$19.38	$2,726	0.00%	1.45%	3.32%
	2010	162	18.76	3,035	0.00%	1.45%	23.12%
	2009	166	15.24	2,528	0.00%	1.45%	31.01%
	2008	148	11.63	1,724	0.00%	1.45%	(34.61)%
	2007	180	17.79	3,208	0.00%	1.45%	1.24%
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)
	2011	17	18.64	318	0.00%	1.67%	3.09%
	2010	30	18.08	543	0.00%	1.67%	22.84%
	2009	26	14.72	387	0.00%	1.67%	30.72%
	2008	21	11.26	241	0.00%	1.67%	(34.76)%
	2007	30	17.26	509	0.00%	1.67%	1.06%
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)
	2011	*-	17.64	4	0.00%	0.80%	4.00%
	2010	*-	16.96	6	0.00%	0.80%	23.93%
	2009	*-	13.69	5	0.00%	0.80%	31.87%
	2008	*-	10.38	4	0.00%	0.80%	(34.18)%
	2007	*-	15.77	6	0.00%	0.80%	1.93%
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)
	2011	10	17.93	183	0.00%	0.60%	4.21%
	2010	17	17.20	286	0.00%	0.60%	24.18%
	2009	19	13.85	267	0.00%	0.60%	32.14%
	2008	10	10.48	107	0.00%	0.60%	(34.04)%
	2007	14	15.89	216	0.00%	0.60%	2.15%
Touchstone Conservative ETF (AdvantEdge ™)
	2011	29	10.93	319	1.89%	1.60%	1.79%
	2010	30	10.74	325	2.44%	1.60%	7.07%
	2009	19	10.03	194	7.60%	1.60%	10.03%
Touchstone Conservative ETF (AnnuiChoice ™)
	2011	74	12.75	937	2.04%	1.00%	2.40%
	2010	65	12.45	814	2.32%	1.00%	7.72%
	2009	65	11.56	748	3.14%	1.00%	10.67%
	2008	67	10.44	695	2.78%	1.00%	(10.40)%
	2007	77	11.65	894	1.77%	1.00%	4.71%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2011	108	12.42	1,340	2.01%	1.15%	2.25%
	2010	99	12.14	1,206	2.83%	1.15%	7.56%
	2009	62	11.29	698	6.98%	1.15%	12.90%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2011	48	12.25	588	1.72%	1.55%	1.84%
	2010	60	12.03	720	2.25%	1.55%	7.12%
	2009	31	11.23	344	3.60%	1.55%	10.06%
	2008	40	10.21	409	1.13%	1.55%	(10.90)%
	2007	162	11.45	1,850	1.59%	1.55%	4.13%
Touchstone Conservative ETF (Grandmaster ™)
	2011	31	12.43	389	1.38%	1.35%	2.04%
	2010	56	12.18	684	2.18%	1.35%	7.34%
	2009	58	11.35	654	3.49%	1.35%	10.28%
	2008	53	10.29	542	3.41%	1.35%	(10.72)%
	2007	59	11.53	678	1.42%	1.35%	4.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (IQ Annuity ™)
	2011	99	$12.34	$1,224	1.98%	1.45%	1.94%
	2010	94	12.11	1,141	2.00%	1.45%	7.23%
	2009	115	11.29	1,299	4.27%	1.45%	10.17%
	2008	98	10.25	1,006	2.69%	1.45%	(10.81)%
	2007	137	11.49	1,573	2.15%	1.45%	4.17%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2011	20	12.15	237	2.73%	1.67%	1.71%
	2010	8	11.94	94	1.37%	1.67%	6.99%
	2009	14	11.16	156	3.64%	1.67%	9.93%
	2008	13	10.15	128	2.17%	1.67%	(11.01)%
	2007	20	11.41	232	2.04%	1.67%	4.02%
Touchstone Conservative ETF (IQ Advisor Standard ™)
	2011	11	13.54	143	1.93%	0.60%	2.82%
	2010	11	13.17	139	2.25%	0.60%	8.15%
	2009	11	12.17	132	3.48%	0.60%	11.12%
	2008	11	10.96	116	3.07%	0.60%	(10.04)%
	2007	11	12.18	129	1.80%	0.60%	5.16%
Touchstone Core Bond (Advantedge ™)
	2011	19	12.22	227	7.14%	1.60%	6.72%
	2010	7	11.45	81	3.43%	1.60%	5.85%
	2009	5	10.82	59	7.69%	1.60%	13.09%
	2008	2	9.57	18	49.09%	1.60%	(4.33)%
Touchstone Core Bond (AnnuiChoice ™)
	2011	56	15.69	876	5.77%	1.00%	7.37%
	2010	39	14.61	576	3.03%	1.00%	6.50%
	2009	72	13.72	988	4.58%	1.00%	13.75%
	2008	95	12.06	1,152	2.84%	1.00%	(4.23)%
	2007	169	12.59	2,129	5.62%	1.00%	4.43%
Touchstone Core Bond (AnnuiChoice II ™)
	2011	21	13.11	272	4.75%	1.15%	7.20%
	2010	22	12.23	273	4.44%	1.15%	6.34%
	2009	12	11.50	140	7.85%	1.15%	13.58%
	2008	5	10.12	52	4.37%	1.15%	(4.38)%
	2007	5	10.59	56	10.48%	1.15%	4.22%
Touchstone Core Bond (GrandMaster flex3 ™)
	2011	34	14.09	475	5.50%	1.55%	6.77%
	2010	27	13.20	354	2.78%	1.55%	5.91%
	2009	39	12.46	491	5.01%	1.55%	13.12%
	2008	45	11.02	499	4.01%	1.55%	(4.77)%
	2007	51	11.57	592	4.46%	1.55%	3.77%
Touchstone Core Bond (Grandmaster ™)
	2011	162	13.52	2,196	8.40%	1.35%	6.99%
	2010	30	12.64	375	3.11%	1.35%	6.12%
	2009	45	11.91	537	5.53%	1.35%	13.35%
	2008	43	10.51	450	4.04%	1.35%	(4.57)%
	2007	11	11.01	118	4.16%	1.35%	4.05%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (IQ Annuity ™)
	2011	41	$14.74	$602	4.95%	1.45%	6.88%
	2010	40	13.79	547	3.75%	1.45%	6.01%
	2009	42	13.01	546	4.48%	1.45%	13.23%
	2008	52	11.49	597	3.22%	1.45%	(4.67)%
	2007	81	12.05	978	4.55%	1.45%	3.91%
Touchstone Core Bond (Pinnacle Plus ™)
	2011	54	13.03	702	6.20%	1.67%	6.64%
	2010	32	12.22	395	3.98%	1.67%	5.78%
	2009	29	11.55	333	3.89%	1.67%	12.98%
	2008	60	10.22	614	4.30%	1.67%	(4.88)%
	2007	69	10.75	740	6.53%	1.67%	3.66%
Touchstone Core Bond (IQ Advisor Standard ™)
	2011	12	14.08	173	4.87%	0.60%	7.80%
	2010	13	13.06	164	3.62%	0.60%	6.93%
	2009	20	12.22	240	4.51%	0.60%	14.21%
	2008	26	10.70	275	4.40%	0.60%	(3.85)%
	2007	17	11.12	187	22.81%	0.60%	11.24%
Touchstone Enhanced ETF (Advantedge ™)
	2011	43	9.18	396	0.90%	1.60%	(5.54)%
	2010	40	9.72	387	2.05%	1.60%	9.72%
	2009	39	8.86	347	5.56%	1.60%	20.25%
	2008	16	7.37	117	28.51%	1.60%	(26.35)%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2011	89	11.18	990	1.08%	1.00%	(4.96)%
	2010	57	11.76	666	2.00%	1.00%	10.39%
	2009	59	10.65	630	3.52%	1.00%	20.95%
	2008	59	8.81	522	5.89%	1.00%	(32.09)%
	2007	87	12.97	1,127	2.00%	1.00%	3.02%
Touchstone Enhanced ETF (AnnuiChoice II ™)
	2011	16	13.21	218	1.17%	1.15%	(5.11)%
	2010	8	13.92	113	2.04%	1.15%	10.22%
	2009	8	12.63	102	5.07%	1.15%	26.30%
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2011	56	10.74	599	0.56%	1.55%	(5.49)%
	2010	116	11.37	1,314	1.85%	1.55%	9.77%
	2009	148	10.35	1,535	1.95%	1.55%	20.28%
	2008	493	8.61	4,244	5.13%	1.55%	(32.47)%
	2007	777	12.75	9,898	1.71%	1.55%	2.38%
Touchstone Enhanced ETF (Grandmaster ™)
	2011	9	10.90	95	0.56%	1.35%	(5.30)%
	2010	18	11.51	207	1.47%	1.35%	10.00%
	2009	28	10.46	289	2.02%	1.35%	20.52%
	2008	86	8.68	746	6.33%	1.35%	(32.33)%
	2007	116	12.83	1,486	2.02%	1.35%	2.62%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (IQ Annuity ™)
	2011	288	$10.82	$3,119	0.79%	1.45%	(5.39)%
	2010	342	11.44	3,915	1.96%	1.45%	9.89%
	2009	355	10.41	3,691	3.02%	1.45%	20.40%
	2008	465	8.64	4,019	6.68%	1.45%	(32.40)%
	2007	487	12.79	6,227	2.04%	1.45%	2.54%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2011	24	10.65	254	0.77%	1.67%	(5.60)%
	2010	30	11.28	336	2.02%	1.67%	9.64%
	2009	31	10.29	316	4.27%	1.67%	20.13%
	2008	4	8.56	33	2.59%	1.67%	(32.55)%
	2007	20	12.70	252	2.13%	1.67%	2.24%
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)
	2011	1	12.19	18	0.54%	0.80%	(4.77)%
	2010	3	12.80	41	2.05%	0.80%	10.61%
	2009	3	11.57	37	3.40%	0.80%	21.20%
	2008	3	9.55	31	6.90%	0.80%	(31.95)%
	2007	3	14.03	45	2.01%	0.80%	3.17%
Touchstone Enhanced ETF (IQ Advisor Standard ™)
	2011	14	12.37	171	0.87%	0.60%	(4.58)%
	2010	14	12.97	179	2.05%	0.60%	10.83%
	2009	14	11.70	162	3.40%	0.60%	21.44%
	2008	14	9.63	135	5.40%	0.60%	(31.82)%
	2007	22	14.13	308	1.28%	0.60%	3.43%
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)
	2011	13	13.75	179	1.40%	1.75%	(1.79)%
	2010	13	14.00	185	1.65%	1.75%	11.21%
	2009	13	12.59	170	3.33%	1.75%	25.90%
Touchstone GMAB Conservative ETF (AnnuiChoice II ™)
	2011	22	12.22	264	1.90%	1.75%	1.63%
	2010	22	12.02	265	2.21%	1.75%	6.90%
	2009	24	11.24	273	4.77%	1.75%	12.43%
Touchstone GMAB Moderate ETF (AnnuiChoice ™)
	2011	3	13.15	34	2.02%	1.60%	0.21%
	2010	3	13.12	36	2.18%	1.60%	9.48%
	2009	3	11.99	34	4.71%	1.60%	19.87%
Touchstone GMAB Moderate ETF (AnnuiChoice II™)
	2011	2	13.10	24	2.05%	1.75%	0.06%
	2010	2	13.09	24	2.25%	1.75%	9.31%
	2009	2	11.97	22	4.71%	1.75%	19.74%
Touchstone High Yield (AnnuiChoice ™)
	2011	15	19.17	291	7.83%	1.00%	5.03%
	2010	21	18.26	375	8.29%	1.00%	11.53%
	2009	28	16.37	462	7.68%	1.00%	45.17%
	2008	27	11.28	307	5.65%	1.00%	(24.94)%
	2007	39	15.02	593	7.60%	1.00%	0.76%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (AnnuiChoice II ™)
	2011	11	$13.37	$142	8.43%	1.15%	4.87%
	2010	12	12.75	158	10.14%	1.15%	11.36%
	2009	10	11.45	114	4.80%	1.15%	44.95%
	2008	44	7.90	344	33.37%	1.15%	(25.06)%
	2007	8	10.54	88	27.28%	1.15%	5.42%
Touchstone High Yield (GrandMaster flex3 ™)
	2011	66	17.48	1,151	11.48%	1.55%	4.45%
	2010	39	16.73	647	8.37%	1.55%	10.91%
	2009	42	15.09	640	2.84%	1.55%	44.37%
	2008	379	10.45	3,959	34.45%	1.55%	(25.36)%
	2007	71	14.00	989	7.45%	1.55%	0.16%
Touchstone High Yield (Grandmaster ™)
	2011	33	14.62	484	12.74%	1.35%	4.66%
	2010	14	13.97	197	7.64%	1.35%	11.13%
	2009	15	12.57	189	4.11%	1.35%	44.66%
	2008	61	8.69	532	24.06%	1.35%	(25.21)%
	2007	10	11.62	115	4.64%	1.35%	0.43%
Touchstone High Yield (IQ Annuity ™)
	2011	40	18.10	729	10.46%	1.45%	4.55%
	2010	30	17.31	521	3.90%	1.45%	11.02%
	2009	95	15.59	1,484	8.52%	1.45%	44.51%
	2008	57	10.79	614	6.89%	1.45%	(25.29)%
	2007	58	14.44	843	8.25%	1.45%	0.29%
Touchstone High Yield (IQ Advisor Standard ™)
	2011	*-	15.43	*-	0.00%	0.60%	5.45%
	2010	5	14.63	73	4.80%	0.60%	11.98%
	2009	15	13.07	196	10.65%	0.60%	45.76%
Touchstone High Yield (Pinnacle Plus ™)
	2011	16	15.23	245	7.10%	1.15%	4.32%
	2010	26	14.60	374	7.82%	1.15%	10.77%
	2009	40	13.18	524	7.60%	1.67%	44.19%
	2008	30	9.14	272	6.44%	1.67%	(25.45)%
	2007	29	12.26	358	8.81%	1.67%	0.08%
Touchstone High Yield (AdvantEdge ™)
	2011	100	12.81	1,280	8.79%	1.60%	4.39%
	2010	92	12.27	1,133	14.04%	1.60%	10.85%
	2009	16	11.07	177	38.45%	1.60%	44.33%
Touchstone Large Cap Core Equity (AdvantEdge ™)
	2011	61	9.50	581	2.47%	1.60%	1.38%
	2010	26	9.37	248	4.14%	1.60%	10.41%
	2009	1	8.49	11	3.89%	1.60%	22.11%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2011	59	10.91	648	1.30%	1.00%	1.99%
	2010	103	10.70	1,102	1.74%	1.00%	11.08%
	2009	127	9.63	1,222	1.53%	1.00%	22.82%
	2008	114	7.84	891	1.73%	1.00%	(35.85)%
	2007	19	12.23	229	2.80%	1.00%	4.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2011	30	$10.13	$302	1.99%	1.15%	1.84%
	2010	23	9.95	232	1.82%	1.15%	10.91%
	2009	25	8.97	222	1.64%	1.15%	22.64%
	2008	20	7.31	147	2.26%	1.15%	(35.95)%
	2007	2	11.42	25	2.73%	1.15%	4.07%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2011	30	11.17	332	1.44%	1.55%	1.43%
	2010	43	11.01	478	1.72%	1.55%	10.46%
	2009	52	9.97	521	1.41%	1.55%	22.14%
	2008	52	8.16	424	1.20%	1.55%	(36.21)%
	2007	104	12.80	1,332	4.09%	1.55%	3.71%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2011	5	11.56	55	0.15%	1.35%	1.63%
	2010	112	11.38	1,270	1.78%	1.35%	10.69%
	2009	131	10.28	1,343	2.71%	1.35%	22.39%
	2008	12	8.40	102	2.76%	1.35%	(36.08)%
	2007	*-	13.14	6	1.97%	1.35%	3.87%
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2011	40	10.63	425	1.52%	1.45%	1.53%
	2010	54	10.47	561	1.52%	1.45%	10.57%
	2009	76	9.47	724	1.26%	1.45%	22.27%
	2008	95	7.74	735	1.67%	1.45%	(36.14)%
	2007	49	12.13	600	3.41%	1.45%	3.74%
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)
	2011	2	11.88	20	1.74%	0.60%	2.40%
	2010	2	11.60	20	1.86%	0.60%	11.53%
	2009	2	10.40	19	1.34%	0.60%	23.32%
	2008	2	8.44	16	0.56%	0.60%	(35.59)%
	2007	10	13.10	135	4.42%	0.60%	4.70%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2011	30	12.30	372	1.24%	1.67%	1.30%
	2010	56	12.14	681	2.03%	1.67%	10.33%
	2009	46	11.00	506	1.69%	1.67%	21.99%
	2008	32	9.02	289	2.05%	1.67%	(36.29)%
	2007	11	14.15	153	2.88%	1.67%	3.54%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E ™)
	2011	*-	10.69	*-	0.00%	1.15%	1.84%
	2010	*-	10.49	2	10.97%	1.15%	4.94%
Touchstone Mid Cap Growth (Advantedge ™)
	2011	3	9.19	29	0.10%	1.60%	(12.74)%
	2010	16	10.53	173	1.10%	1.60%	19.68%
	2009	2	8.80	21	0.12%	1.60%	36.80%
	2008	2	6.43	12	24.18%	1.60%	(35.66)%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2011	100	15.63	1,562	0.31%	1.00%	(12.21)%
	2010	115	17.81	2,040	0.21%	1.00%	20.41%
	2009	139	14.79	2,054	0.09%	1.00%	37.60%
	2008	178	10.75	1,909	3.56%	1.00%	(40.31)%
	2007	232	18.01	4,179	3.69%	1.00%	13.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2011	99	$10.57	$1,046	0.32%	1.15%	(12.35)%
	2010	105	12.05	1,262	0.23%	1.15%	20.23%
	2009	106	10.03	1,061	0.12%	1.15%	37.39%
	2008	91	7.30	665	3.98%	1.15%	(40.40)%
	2007	70	12.24	859	4.99%	1.15%	13.16%
Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2011	7	15.17	113	0.27%	1.55%	(12.70)%
	2010	11	17.38	187	0.17%	1.55%	19.74%
	2009	26	14.52	380	0.10%	1.55%	36.84%
	2008	29	10.61	303	1.73%	1.55%	(40.64)%
	2007	154	17.87	2,760	5.28%	1.55%	12.61%
Touchstone Mid Cap Growth (Grandmaster ™)
	2011	4	13.53	50	0.28%	1.35%	(12.52)%
	2010	5	15.47	79	0.12%	1.35%	19.99%
	2009	10	12.89	133	0.09%	1.35%	37.11%
	2008	12	9.40	116	3.13%	1.35%	(40.52)%
	2007	24	15.81	381	4.47%	1.35%	12.84%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2011	38	15.50	593	0.32%	1.45%	(12.61)%
	2010	40	17.73	715	0.22%	1.45%	19.86%
	2009	47	14.79	700	0.10%	1.45%	36.97%
	2008	69	10.80	743	2.99%	1.45%	(40.58)%
	2007	157	18.18	2,846	4.74%	1.45%	12.76%
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2011	29	15.69	449	0.37%	1.67%	(12.81)%
	2010	23	18.00	414	0.19%	1.67%	19.60%
	2009	28	15.05	427	0.11%	1.67%	36.67%
	2008	21	11.01	232	3.39%	1.67%	(40.71)%
	2007	31	18.57	585	4.44%	1.67%	12.50%
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)
	2011	*-	9.50	*-	0.00%	1.15%	(12.35)%
	2010	*-	10.83	3	1.35%	1.15%	8.33%
Touchstone Mid Cap Growth (IQ Advisor Standard ™)
	2011	*-	14.42	4	0.34%	0.60%	(11.86)%
	2010	*-	16.36	4	0.23%	0.60%	20.90%
	2009	*-	13.54	4	0.02%	0.60%	38.16%
	2008	5	9.80	53	3.11%	0.60%	(40.06)%
	2007	7	16.35	114	4.54%	0.60%	13.76%
Touchstone Moderate ETF (Advantedge ™)
	2011	90	10.38	933	2.49%	1.60%	0.21%
	2010	58	10.36	605	2.79%	1.60%	9.48%
	2009	38	9.46	363	6.97%	1.60%	15.59%
	2008	17	8.19	138	4.04%	1.60%	(18.13)%
Touchstone Moderate ETF (AnnuiChoice ™)
	2011	280	12.30	3,446	1.97%	1.00%	0.82%
	2010	306	12.20	3,736	2.17%	1.00%	10.14%
	2009	313	11.08	3,464	3.07%	1.00%	16.27%
	2008	366	9.53	3,484	1.76%	1.00%	(21.14)%
	2007	301	12.08	3,640	1.43%	1.00%	4.22%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (AnnuiChoice II ™)
	2011	212	$10.36	$2,201	2.08%	1.15%	0.67%
	2010	208	10.29	2,145	2.36%	1.15%	9.98%
	2009	180	9.36	1,682	6.02%	1.15%	16.10%
	2008	6	8.06	45	2.59%	1.15%	(19.38)%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2011	187	11.82	2,206	1.86%	1.55%	0.26%
	2010	226	11.79	2,667	1.84%	1.55%	9.53%
	2009	366	10.76	3,936	2.94%	1.55%	15.63%
	2008	449	9.31	4,181	1.53%	1.55%	(21.58)%
	2007	555	11.87	6,591	1.42%	1.55%	3.59%
Touchstone Moderate ETF (Grandmaster ™)
	2011	18	11.99	214	1.91%	1.35%	0.47%
	2010	21	11.94	246	2.08%	1.35%	9.75%
	2009	21	10.88	230	2.02%	1.35%	15.86%
	2008	39	9.39	370	1.23%	1.35%	(21.42)%
	2007	55	11.95	653	1.45%	1.35%	3.80%
Touchstone Moderate ETF (IQ Annuity ™)
	2011	164	11.91	1,955	1.87%	1.45%	0.37%
	2010	198	11.86	2,346	2.13%	1.45%	9.64%
	2009	216	10.82	2,340	3.26%	1.45%	15.74%
	2008	236	9.35	2,205	1.57%	1.45%	(21.50)%
	2007	252	11.91	3,001	1.58%	1.45%	3.74%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2011	43	11.72	500	1.63%	1.67%	0.14%
	2010	65	11.70	765	2.07%	1.67%	9.40%
	2009	75	10.70	799	3.63%	1.67%	15.49%
	2008	43	9.26	403	1.99%	1.67%	(21.68)%
	2007	23	11.83	267	1.42%	1.67%	3.47%
Touchstone Moderate ETF (IQ Advisor Enhanced ™)
	2011	3	13.03	38	1.91%	0.80%	1.03%
	2010	3	12.89	44	2.26%	0.80%	10.36%
	2009	3	11.68	40	3.41%	0.80%	16.51%
	2008	3	10.03	34	1.70%	0.80%	(20.98)%
	2007	4	12.69	52	1.47%	0.80%	4.37%
Touchstone Moderate ETF (IQ Advisor Standard ™)
	2011	9	13.22	121	2.07%	0.60%	1.23%
	2010	9	13.06	120	1.99%	0.60%	10.59%
	2009	11	11.81	126	3.55%	0.60%	16.74%
	2008	9	10.12	94	1.77%	0.60%	(20.82)%
	2007	10	12.78	123	1.47%	0.60%	4.59%
Touchstone Money Market (Advantedge ™)
	2011	99	9.74	960	0.01%	1.60%	(1.58)%
	2010	142	9.90	1,408	0.21%	1.60%	(1.42)%
	2009	135	10.04	1,356	0.55%	1.60%	(0.71)%
	2008	19	10.11	191	2.53%	1.60%	1.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (AnnuiChoice ™)
	2011	123	$11.26	$1,384	0.01%	1.00%	(0.98)%
	2010	152	11.37	1,729	0.16%	1.00%	(0.82)%
	2009	256	11.47	2,938	0.65%	1.00%	(0.12)%
	2008	5	11.48	61	2.93%	1.00%	1.96%
	2007	5	11.26	60	5.05%	1.00%	4.08%
Touchstone Money Market (AnnuiChoice II ™)
	2011	197	9.75	1,917	0.01%	1.15%	(1.13)%
	2010	198	9.86	1,953	0.17%	1.15%	(0.97)%
	2009	260	9.96	2,591	0.54%	1.15%	(0.42)%
Touchstone Money Market (Grandmaster ™)
	2011	306	10.74	3,287	0.01%	1.35%	(1.33)%
	2010	363	10.89	3,951	0.16%	1.35%	(1.17)%
	2009	517	11.02	5,700	0.97%	1.35%	(0.48)%
	2008	821	11.07	9,087	2.91%	1.35%	1.60%
	2007	602	10.90	6,562	5.03%	1.35%	3.76%
Touchstone Money Market (Grandmaster flex3 ™)
	2011	121	10.53	1,275	0.02%	1.55%	(1.53)%
	2010	131	10.70	1,405	0.14%	1.55%	(1.37)%
	2009	182	10.84	1,969	0.67%	1.55%	(0.68)%
Touchstone Money Market (IQ Advisor Standard ™)
	2011	14	9.90	138	0.02%	0.60%	(0.59)%
	2010	26	9.95	257	0.15%	0.60%	(0.42)%
	2009	50	10.00	501	0.60%	0.60%	(0.04)%
Touchstone Money Market (IQ Annuity ™)
	2011	44	10.71	476	0.02%	1.45%	(1.43)%
	2010	8	10.86	87	0.05%	1.45%	(1.27)%
	2009	27	11.00	302	0.95%	1.45%	(0.58)%
	2008	59	11.07	649	2.95%	1.45%	1.49%
	2007	53	10.90	581	5.03%	1.45%	3.65%
Touchstone Money Market (IQ3 ™)
	2011	282	10.71	3,020	0.02%	1.45%	(1.43)%
	2010	327	10.86	3,554	0.17%	1.45%	(1.27)%
	2009	412	11.00	4,528	0.59%	1.45%	10.02%
	2008	10	11.07	105	2.93%	1.45%	1.49%
	2007	10	10.90	106	5.04%	1.45%	3.65%
Touchstone Money Market (Pinnacle Plus ™)
	2011	128	9.61	1,228	0.01%	1.67%	(1.65)%
	2010	175	9.77	1,711	0.17%	1.67%	(1.49)%
	2009	278	9.92	2,759	0.58%	1.67%	(0.78)%
Touchstone Third Avenue Value (Adavantedge ™)
	2011	67	8.14	542	2.27%	1.60%	(16.67)%
	2010	70	9.77	684	7.15%	1.60%	18.28%
	2009	62	8.26	513	6.33%	1.60%	29.31%
	2008	3	6.39	19	4.48%	1.60%	(36.12)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (AnnuiChoice ™)
	2011	120	$15.69	$1,881	1.96%	1.00%	(16.16)%
	2010	162	18.71	3,039	5.99%	1.00%	19.00%
	2009	206	15.72	3,245	1.80%	1.00%	30.07%
	2008	300	12.09	3,624	1.55%	1.00%	(39.12)%
	2007	452	19.86	8,972	0.73%	1.00%	(2.76)%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2011	97	8.35	808	2.28%	1.15%	(16.28)%
	2010	101	9.97	1,008	6.41%	1.15%	18.82%
	2009	107	8.39	895	2.45%	1.15%	29.88%
	2008	81	6.46	526	2.25%	1.15%	(39.21)%
	2007	54	10.63	578	1.20%	1.15%	(2.93)%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2011	45	12.85	575	1.91%	1.55%	(16.62)%
	2010	63	15.41	972	3.85%	1.55%	18.34%
	2009	141	13.02	1,832	1.88%	1.55%	29.35%
	2008	236	10.07	2,375	1.83%	1.55%	(39.46)%
	2007	319	16.63	5,296	0.77%	1.55%	(3.33)%
Touchstone Third Avenue Value (Grandmaster ™)
	2011	67	12.15	818	2.15%	1.35%	(16.45)%
	2010	78	14.54	1,137	6.05%	1.35%	18.58%
	2009	99	12.27	1,214	2.06%	1.35%	29.61%
	2008	119	9.46	1,130	1.69%	1.35%	(39.34)%
	2007	163	15.60	2,546	0.75%	1.35%	(3.11)%
Touchstone Third Avenue Value (IQ Annuity ™)
	2011	150	13.68	2,045	2.13%	1.45%	(16.54)%
	2010	175	16.39	2,876	6.19%	1.45%	18.46%
	2009	208	13.83	2,872	2.03%	1.45%	29.48%
	2008	248	10.68	2,645	1.62%	1.45%	(39.40)%
	2007	372	17.63	6,551	0.69%	1.45%	(3.20)%
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2011	54	14.48	777	2.07%	1.67%	(16.72)%
	2010	66	17.38	1,149	6.21%	1.67%	18.20%
	2009	73	14.71	1,074	2.13%	1.67%	29.19%
	2008	68	11.38	775	1.62%	1.67%	(39.53)%
	2007	95	18.83	1,797	0.73%	1.67%	(3.45)%
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)
	2011	*-	12.35	1	0.82%	0.80%	(15.99)%
	2010	*-	14.70	5	6.72%	0.80%	19.24%
	2009	*-	12.33	4	2.16%	0.80%	30.34%
	2008	*-	9.46	3	1.94%	0.80%	(39.00)%
	2007	*-	15.50	6	1.07%	0.80%	55.04%
Touchstone Third Avenue Value (IQ Advisor Standard ™)
	2011	28	12.55	354	1.72%	0.60%	(15.82)%
	2010	47	14.91	703	6.52%	0.60%	19.48%
	2009	49	12.48	611	2.01%	0.60%	30.60%
	2008	52	9.55	499	2.60%	0.60%	(38.87)%
	2007	32	15.63	498	1.75%	0.60%	(2.39)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)
	2011	10	$16.28	$166	1.36%	1.00%	1.14%
	2010	12	16.10	194	1.20%	1.00%	22.22%
	2009	14	13.17	183	0.00%	1.00%	31.71%
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)
	2011	8	16.04	130	1.25%	1.55%	0.58%
	2010	13	15.95	200	1.34%	1.55%	21.54%
	2009	29	13.12	382	0.00%	1.55%	31.20%
JP Morgan IT Mid Cap Value (Grandmaster ™)
	2011	4	16.13	66	1.36%	1.35%	0.79%
	2010	4	16.00	71	1.17%	1.35%	21.79%
	2009	4	13.14	59	0.00%	1.35%	31.38%
JP Morgan IT Mid Cap Value (IQ3 ™)
	2011	3	16.08	55	1.33%	1.45%	0.68%
	2010	4	15.97	63	1.14%	1.45%	21.67%
	2009	9	13.13	118	0.00%	1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)
	2011	4	15.99	67	1.43%	1.67%	0.46%
	2010	5	15.91	82	1.92%	1.67%	21.40%
	2009	14	13.11	182	0.00%	1.67%	31.09%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)
	2011	188	47.71	8,963	2.44%	1.35%	(0.39)%
	2010	212	47.90	10,150	1.75%	1.35%	13.60%
	2009	245	42.17	10,341	2.18%	1.35%	28.45%
	2008	315	32.83	10,352	2.24%	1.35%	(43.43)%
	2007	410	58.03	23,768	2.19%	1.35%	0.15%
Fidelity VIP Growth (Grandmaster ™)
	2011	120	55.88	6,709	0.72%	1.35%	(1.15)%
	2010	130	56.53	7,373	0.60%	1.35%	22.50%
	2009	149	46.14	6,864	0.52%	1.35%	26.56%
	2008	172	36.46	6,284	0.74%	1.35%	(47.88)%
	2007	217	69.96	15,151	0.96%	1.35%	25.24%
Fidelity VIP High Income (Grandmaster ™)
	2011	131	21.91	2,860	6.33%	1.35%	2.63%
	2010	160	21.35	3,413	8.84%	1.35%	12.29%
	2009	165	19.01	3,144	8.44%	1.35%	42.02%
	2008	152	13.39	2,039	7.01%	1.35%	(26.00)%
	2007	222	18.09	4,022	8.11%	1.35%	1.40%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2011	171	37.66	6,428	2.38%	1.35%	(3.87)%
	2010	192	39.17	7,530	2.18%	1.35%	12.72%
	2009	213	34.75	7,409	2.54%	1.35%	27.37%
	2008	245	27.28	6,672	8.48%	1.35%	(29.68)%
	2007	318	38.80	12,332	5.87%	1.35%	13.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Grandmaster ™)
	2011	270	$39.85	$10,761	0.97%	1.35%	(3.84)%
	2010	311	41.44	12,890	1.28%	1.35%	15.64%
	2009	339	35.84	12,148	1.37%	1.35%	33.88%
	2008	464	26.77	12,411	0.99%	1.35%	(43.29)%
	2007	579	47.21	27,333	5.18%	1.35%	16.01%
Fidelity VIP II Index 500 (Grandmaster ™)
	2011	137	30.35	4,165	4.32%	1.35%	0.67%
	2010	158	30.15	4,761	1.99%	1.35%	13.47%
	2009	184	26.57	4,900	2.47%	1.35%	24.90%
	2008	225	21.27	4,793	1.96%	1.35%	(37.85)%
	2007	297	34.23	10,182	3.50%	1.35%	4.01%
Fidelity VIP II Index 500 (IQ Annuity ™)
	2011	29	10.01	291	4.33%	1.45%	0.56%
	2010	31	9.96	313	2.02%	1.45%	13.36%
	2009	39	8.78	343	2.13%	1.45%	24.77%
	2008	58	7.04	410	1.99%	1.45%	(37.92)%
	2007	76	11.34	868	3.55%	1.45%	3.95%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2011	31	12.68	392	5.80%	1.00%	6.26%
	2010	35	11.93	414	4.38%	1.00%	6.73%
	2009	41	11.18	458	9.40%	1.00%	14.57%
	2008	62	9.76	604	4.51%	1.00%	(4.22)%
	2007	86	10.19	878	0.10%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)
	2011	4	12.59	51	5.95%	1.15%	6.10%
	2010	4	11.86	48	3.00%	1.15%	6.57%
	2009	8	11.13	89	9.05%	1.15%	14.39%
	2008	8	9.73	78	4.15%	1.15%	(4.36)%
	2007	8	10.18	81	0.12%	1.15%	1.77%
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2011	80	37.43	2,984	5.79%	1.35%	5.89%
	2010	92	35.35	3,238	4.55%	1.35%	6.35%
	2009	103	33.24	3,424	9.36%	1.35%	14.16%
	2008	129	29.11	3,746	4.79%	1.35%	(4.56)%
	2007	188	30.50	5,747	4.60%	1.35%	2.92%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)
	2011	20	12.35	253	5.29%	1.55%	5.68%
	2010	33	11.69	382	3.64%	1.55%	6.14%
	2009	49	11.01	538	9.70%	1.55%	13.93%
	2008	73	9.67	709	5.04%	1.55%	(4.75)%
	2007	130	10.15	1,320	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)
	2011	60	17.68	1,058	5.83%	1.45%	5.78%
	2010	65	16.71	1,091	4.63%	1.45%	6.24%
	2009	69	15.73	1,083	9.09%	1.45%	14.05%
	2008	89	13.79	1,226	4.60%	1.45%	(4.66)%
	2007	161	14.47	2,329	2.56%	1.45%	2.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2011	8	$12.28	$92	5.97%	1.67%	5.55%
	2010	8	11.64	90	4.40%	1.67%	6.01%
	2009	10	10.98	109	8.79%	1.67%	13.79%
	2008	15	9.65	143	4.72%	1.67%	(4.87)%
	2007	27	10.14	275	0.12%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster ™)
	2011	120	16.50	1,977	1.90%	1.35%	(4.91)%
	2010	132	17.36	2,286	2.72%	1.35%	16.48%
	2009	48	14.90	721	2.02%	1.35%	36.73%
	2008	66	10.90	722	2.78%	1.35%	(34.85)%
	2007	84	16.73	1,413	6.38%	1.35%	7.58%
Fidelity VIP Overseas (AnnuiChoice ™)
	2011	18	6.80	124	1.68%	1.00%	(17.99)%
	2010	19	8.29	154	1.55%	1.00%	11.99%
	2009	22	7.40	165	2.40%	1.00%	25.27%
	2008	28	5.91	168	4.77%	1.00%	(44.37)%
	2007	37	10.62	390	2.42%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2011	8	6.75	51	1.66%	1.15%	(18.11)%
	2010	8	8.24	65	1.54%	1.15%	11.82%
	2009	9	7.37	67	2.55%	1.15%	25.08%
	2008	9	5.89	54	4.87%	1.15%	(44.45)%
	2007	11	10.61	112	2.22%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster ™)
	2011	99	23.94	2,381	1.65%	1.35%	(18.28)%
	2010	104	29.29	3,056	1.56%	1.35%	11.59%
	2009	121	26.25	3,188	2.42%	1.35%	24.82%
	2008	147	21.03	3,085	4.87%	1.35%	(44.57)%
	2007	197	37.94	7,457	3.26%	1.35%	15.73%
Fidelity VIP Overseas (Grandmaster flex3 ™)
	2011	*-	6.62	2	0.52%	1.55%	(18.45)%
	2010	4	8.12	30	1.58%	1.55%	11.36%
	2009	4	7.29	32	2.53%	1.55%	24.57%
	2008	5	5.85	29	3.45%	1.55%	(44.68)%
	2007	27	10.58	291	1.67%	1.55%	5.77%
Fidelity VIP Overseas (IQ Annuity ™)
	2011	3	6.65	17	1.43%	1.45%	(18.36)%
	2010	4	8.15	29	1.36%	1.45%	11.48%
	2009	6	7.31	43	1.53%	1.45%	24.70%
	2008	14	5.86	85	4.36%	1.45%	(44.62)%
	2007	36	10.58	378	2.54%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2011	10	6.58	63	1.50%	1.67%	(18.55)%
	2010	12	8.08	100	1.49%	1.67%	11.23%
	2009	15	7.27	106	2.25%	1.67%	24.42%
	2008	19	5.84	108	4.61%	1.67%	(44.75)%
	2007	35	10.57	366	2.39%	1.67%	5.68%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)
	2011	32	$11.27	$358	2.42%	1.45%	(0.60)%
	2010	33	11.34	379	1.69%	1.45%	13.42%
	2009	37	10.00	366	1.92%	1.45%	28.15%
	2008	60	7.80	468	2.39%	1.45%	(43.54)%
	2007	64	13.82	888	1.94%	1.45%	(0.09)%
Fidelity VIP Growth (IQ Annuity ™)
	2011	38	9.00	343	0.62%	1.45%	(1.31)%
	2010	40	9.12	364	0.51%	1.45%	22.26%
	2009	43	7.46	319	0.40%	1.45%	26.29%
	2008	52	5.91	306	0.68%	1.45%	(48.00)%
	2007	63	11.36	711	0.71%	1.45%	25.01%
Fidelity VIP High Income (IQ Annuity ™)
	2011	37	12.28	451	2.73%	1.45%	2.42%
	2010	65	11.99	780	10.55%	1.45%	12.14%
	2009	95	10.69	1,021	11.83%	1.45%	41.69%
	2008	76	7.55	576	6.31%	1.45%	(26.15)%
	2007	27	10.22	276	4.56%	1.45%	1.16%
Fidelity VIP II Asset Manager (IQ Annuity ™)
	2011	7	11.89	87	2.21%	1.45%	(4.10)%
	2010	9	12.40	109	1.99%	1.45%	12.49%
	2009	10	11.02	108	2.14%	1.45%	27.07%
	2008	19	8.67	162	9.15%	1.45%	(29.86)%
	2007	19	12.37	234	5.70%	1.45%	13.66%
Fidelity VIP II Contrafund (IQ Annuity ™)
	2011	52	14.62	755	0.88%	1.45%	(4.05)%
	2010	60	15.24	909	1.16%	1.45%	15.41%
	2009	60	13.20	790	1.19%	1.45%	33.70%
	2008	106	9.88	1,049	1.03%	1.45%	(43.45)%
	2007	129	17.46	2,253	5.44%	1.45%	15.81%
Fidelity VIP III Balanced (IQ Annuity ™)
	2011	10	11.96	121	1.79%	1.45%	(5.17)%
	2010	11	12.61	134	2.08%	1.45%	16.28%
	2009	9	10.84	101	2.04%	1.45%	36.35%
	2008	11	7.95	86	2.73%	1.45%	(34.98)%
	2007	13	12.23	154	5.57%	1.45%	7.29%
Fidelity VIP III Mid Cap (Grandmaster ™)
	2011	40	33.49	1,335	0.31%	1.35%	(11.92)%
	2010	45	38.02	1,700	0.57%	1.35%	26.97%
	2009	58	29.94	1,740	1.07%	1.35%	38.13%
	2008	71	21.68	1,534	5.08%	1.35%	(40.33)%
	2007	103	36.33	3,748	0.99%	1.35%	13.92%
Fidelity VIP III Mid Cap (IQ Annuity ™)
	2011	24	34.79	832	0.32%	1.45%	(12.01)%
	2010	26	39.53	1,032	0.57%	1.45%	26.84%
	2009	30	31.17	934	1.09%	1.45%	37.99%
	2008	38	22.59	856	4.94%	1.45%	(40.39)%
	2007	45	37.89	1,690	0.88%	1.45%	13.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP Overseas (IQ Annuity ™)
	2011	4	$10.31	$39	1.66%	1.45%	(18.43)%
	2010	3	12.64	42	1.30%	1.45%	11.36%
	2009	5	11.35	54	2.10%	1.45%	24.61%
	2008	7	9.11	66	4.90%	1.45%	(44.68)%
	2007	10	16.47	158	3.16%	1.45%	15.47%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge ™)
	2011	8	9.86	80	2.18%	1.60%	(4.37)%
	2010	9	10.31	91	1.97%	1.60%	12.14%
	2009	10	9.19	90	3.58%	1.60%	26.73%
	2008	2	7.25	14	4.04%	1.60%	(27.46)%
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2011	24	12.47	296	2.21%	1.00%	(3.78)%
	2010	26	12.97	331	2.00%	1.00%	12.82%
	2009	28	11.49	319	2.17%	1.00%	27.47%
	2008	34	9.01	311	9.18%	1.00%	(29.62)%
	2007	33	12.81	429	5.98%	1.00%	14.06%
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2011	3	11.52	30	1.75%	1.15%	(3.93)%
	2010	4	11.99	50	2.03%	1.15%	12.65%
	2009	5	10.65	54	1.97%	1.15%	27.28%
	2008	2	8.36	16	4.41%	1.15%	(29.73)%
	2007	*-	11.90	1	6.25%	1.15%	19.03%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2011	9	12.05	110	1.85%	1.55%	(4.32)%
	2010	13	12.60	169	1.75%	1.55%	12.20%
	2009	18	11.23	201	2.16%	1.55%	26.77%
	2008	31	8.86	272	8.99%	1.55%	(30.01)%
	2007	23	12.65	297	5.36%	1.55%	13.39%
Fidelity VIP Asset Manager (IQ3 ™)
	2011	18	12.23	225	2.08%	1.45%	(4.22)%
	2010	22	12.77	282	1.96%	1.45%	12.31%
	2009	25	11.37	286	2.32%	1.45%	26.90%
	2008	33	8.96	294	8.51%	1.45%	(29.94)%
	2007	35	12.79	442	5.70%	1.45%	13.47%
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2011	5	12.49	64	1.87%	1.67%	(4.43)%
	2010	7	13.07	96	1.91%	1.67%	12.06%
	2009	9	11.66	110	2.14%	1.67%	26.61%
	2008	12	9.21	107	7.22%	1.67%	(30.10)%
	2007	18	13.18	234	10.23%	1.67%	13.20%
Fidelity VIP Balanced (Advantedge ™)
	2011	17	10.23	179	1.79%	1.60%	(5.36)%
	2010	17	10.81	187	2.53%	1.60%	15.88%
	2009	9	9.33	86	2.84%	1.60%	36.14%
	2008	2	6.85	14	9.70%	1.60%	(31.47)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AnnuiChoice ™)
	2011	51	$12.83	$650	1.50%	1.00%	(4.78)%
	2010	70	13.48	945	2.28%	1.00%	16.58%
	2009	52	11.56	600	2.11%	1.00%	36.94%
	2008	54	8.44	453	2.13%	1.00%	(34.81)%
	2007	124	12.95	1,606	5.67%	1.00%	7.63%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2011	31	11.20	346	1.79%	1.15%	(4.93)%
	2010	31	11.78	362	2.51%	1.15%	16.40%
	2009	15	10.12	152	2.43%	1.15%	36.73%
	2008	7	7.40	50	3.26%	1.15%	(34.91)%
	2007	5	11.37	52	4.50%	1.15%	7.44%
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2011	20	13.67	271	1.30%	1.55%	(5.31)%
	2010	35	14.44	504	2.17%	1.55%	15.93%
	2009	26	12.46	318	2.02%	1.55%	36.18%
	2008	27	9.15	244	2.48%	1.55%	(35.17)%
	2007	33	14.11	469	5.49%	1.55%	7.04%
Fidelity VIP Balanced (Grandmaster ™)
	2011	84	12.60	1,056	1.80%	1.35%	(5.12)%
	2010	83	13.28	1,101	2.06%	1.35%	16.17%
	2009	83	11.43	946	2.07%	1.35%	36.46%
	2008	101	8.38	848	2.49%	1.35%	(35.04)%
	2007	129	12.90	1,658	3.73%	1.35%	28.96%
Fidelity VIP Balanced (IQ3 ™)
	2011	59	12.44	732	1.65%	1.45%	(5.22)%
	2010	74	13.12	974	2.32%	1.45%	16.05%
	2009	48	11.31	541	2.43%	1.45%	36.32%
	2008	46	8.30	385	2.48%	1.45%	(35.11)%
	2007	70	12.78	898	5.18%	1.45%	7.16%
Fidelity VIP Balanced (Pinnacle Plus ™)
	2011	10	12.63	122	1.51%	1.67%	(5.43)%
	2010	13	13.35	178	1.61%	1.67%	15.79%
	2009	22	11.53	259	2.36%	1.67%	36.01%
	2008	15	8.48	127	2.51%	1.67%	(35.25)%
	2007	11	13.10	147	4.93%	1.67%	6.90%
Fidelity VIP Balanced (IQ Advisor Standard ™)
	2011	12	13.06	162	1.78%	0.60%	(4.40)%
	2010	13	13.67	173	2.10%	0.60%	17.05%
	2009	13	11.68	150	2.07%	0.60%	37.49%
	2008	13	8.49	111	2.72%	0.60%	(34.54)%
	2007	13	12.97	173	16.95%	0.60%	29.73%
Fidelity VIP Contrafund (Advantedge ™)
	2011	262	9.19	2,403	0.96%	1.60%	(4.34)%
	2010	185	9.60	1,774	1.53%	1.60%	15.06%
	2009	41	8.35	340	1.63%	1.60%	33.33%
	2008	16	6.26	103	2.13%	1.60%	(37.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice ™)
	2011	220	$14.63	$3,214	0.77%	1.00%	(3.75)%
	2010	253	15.20	3,843	1.04%	1.00%	15.76%
	2009	287	13.13	3,765	1.12%	1.00%	34.11%
	2008	477	9.79	4,665	0.88%	1.00%	(43.27)%
	2007	579	17.25	9,995	5.96%	1.00%	16.11%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2011	197	10.47	2,067	0.83%	1.15%	(3.90)%
	2010	188	10.90	2,051	1.11%	1.15%	15.58%
	2009	154	9.43	1,456	1.68%	1.15%	33.91%
	2008	85	7.04	597	1.09%	1.15%	(43.35)%
	2007	47	12.43	583	9.17%	1.15%	15.96%
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2011	108	14.86	1,605	0.71%	1.55%	(4.29)%
	2010	140	15.53	2,173	0.94%	1.55%	15.12%
	2009	184	13.49	2,482	1.08%	1.55%	33.37%
	2008	408	10.11	4,125	1.14%	1.55%	(43.58)%
	2007	412	17.92	7,392	5.58%	1.55%	15.49%
Fidelity VIP Contrafund (IQ3 ™)
	2011	267	14.86	3,972	0.73%	1.45%	(4.19)%
	2010	333	15.51	5,158	1.13%	1.45%	15.23%
	2009	305	13.46	4,105	1.17%	1.45%	33.51%
	2008	355	10.08	3,580	0.85%	1.45%	(43.53)%
	2007	390	17.85	6,960	5.19%	1.45%	15.62%
Fidelity VIP Contrafund (Pinnacle Plus™)
	2011	90	15.26	1,374	0.76%	1.67%	(4.40)%
	2010	102	15.96	1,626	1.12%	1.67%	14.98%
	2009	101	13.88	1,401	1.24%	1.67%	33.21%
	2008	115	10.42	1,196	0.84%	1.67%	(43.65)%
	2007	119	18.50	2,206	5.56%	1.67%	15.32%
Fidelity VIP Contrafund (IQ Advisor Standard ™)
	2011	15	14.66	225	0.74%	0.60%	(3.37)%
	2010	19	15.17	282	1.57%	0.60%	16.23%
	2009	5	13.05	66	0.83%	0.60%	34.66%
	2008	9	9.69	88	0.83%	0.60%	(43.04)%
	2007	10	17.01	178	4.88%	0.60%	16.60%
Fidelity VIP Disciplined Small Cap (AdvantEdge ™)
	2011	*-	10.24	2	0.14%	1.60%	(3.16)%
	2010	*-	10.57	2	0.05%	1.60%	23.07%
	2009	*-	8.59	2	0.44%	1.60%	20.02%
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)
	2011	11	8.60	98	0.10%	1.00%	(2.57)%
	2010	14	8.82	125	0.06%	1.00%	23.82%
	2009	20	7.13	142	0.23%	1.00%	20.72%
	2008	23	5.90	138	0.37%	1.00%	(34.63)%
	2007	27	9.03	248	0.41%	1.00%	(9.71)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)
	2011	5	$8.54	$42	0.14%	1.15%	(2.71)%
	2010	3	8.77	29	0.06%	1.15%	23.64%
	2009	3	7.10	18	0.91%	1.15%	20.54%
	2008	*-	5.89	3	0.40%	1.15%	(34.73)%
	2007	*-	9.02	4	0.47%	1.15%	(9.80)%
Fidelity VIP Disciplined Small Cap (GrandMaster ™)
	2011	3	8.46	28	0.09%	1.35%	(2.91)%
	2010	5	8.71	42	0.06%	1.35%	23.39%
	2009	8	7.06	57	0.25%	1.35%	20.30%
	2008	8	5.87	44	0.35%	1.35%	(34.86)%
	2007	11	9.01	102	0.33%	1.35%	(9.93)%
Fidelity VIP Disciplined (GrandMaster flex3 ™)
	2011	4	8.38	30	0.08%	1.55%	(3.11)%
	2010	7	8.64	61	0.06%	1.55%	23.14%
	2009	8	7.02	55	0.22%	1.55%	20.05%
	2008	8	5.85	49	0.37%	1.55%	(35.00)%
	2007	10	8.99	86	0.42%	1.55%	(10.05)%
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)
	2011	7	8.41	58	0.09%	1.45%	(3.01)%
	2010	11	8.68	98	0.06%	1.45%	23.26%
	2009	12	7.04	85	0.17%	1.45%	20.18%
	2008	19	5.86	108	0.33%	1.45%	(34.93)%
	2007	27	9.00	244	0.43%	1.45%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)
	2011	1	8.33	7	0.09%	1.67%	(3.22)%
	2010	1	8.60	11	0.06%	1.67%	22.99%
	2009	2	7.00	13	0.09%	1.67%	19.91%
	2008	6	5.83	37	0.43%	1.67%	(35.08)%
	2007	3	8.99	29	0.46%	1.67%	(10.13)%
Fidelity VIP Equity-Income (AdvantEdge ™)
	2011	9	8.70	75	2.58%	1.60%	(0.95)%
	2010	7	8.79	65	2.44%	1.60%	13.08%
	2009	3	7.77	25	3.15%	1.60%	27.84%
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2011	104	11.21	1,167	2.35%	1.00%	(0.35)%
	2010	111	11.25	1,245	1.50%	1.00%	13.77%
	2009	145	9.89	1,437	1.84%	1.00%	28.59%
	2008	225	7.69	1,731	2.03%	1.00%	(43.39)%
	2007	288	13.59	3,912	2.18%	1.00%	0.28%
Fidelity VIP Equity-Income (AnnuiChoice II ™)
	2011	45	9.02	409	2.23%	1.15%	(0.50)%
	2010	51	9.07	464	1.56%	1.15%	13.60%
	2009	49	7.98	388	2.86%	1.15%	28.39%
	2008	24	6.22	148	2.80%	1.15%	(43.47)%
	2007	15	11.00	167	5.27%	1.15%	0.07%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2011	24	$11.17	$263	2.25%	1.55%	(0.90)%
	2010	26	11.27	294	1.54%	1.55%	13.14%
	2009	34	9.97	336	2.00%	1.55%	27.87%
	2008	49	7.79	379	2.10%	1.55%	(43.70)%
	2007	63	13.84	877	1.51%	1.55%	(0.27)%
Fidelity VIP Equity-Income (IQ3 ™)
	2011	58	10.70	621	2.13%	1.45%	(0.80)%
	2010	71	10.79	765	1.45%	1.45%	13.25%
	2009	97	9.53	926	2.02%	1.45%	28.00%
	2008	120	7.44	894	2.06%	1.45%	(43.64)%
	2007	158	13.21	2,085	1.70%	1.45%	(0.19)%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2011	57	12.17	696	3.58%	1.67%	(1.02)%
	2010	19	12.29	227	1.50%	1.67%	13.00%
	2009	23	10.88	248	1.90%	1.67%	27.72%
	2008	31	8.52	264	2.10%	1.67%	(43.77)%
	2007	35	15.15	525	2.53%	1.67%	(0.40)%
Fidelity VIP Equity-Income (IQ Advisor Standard ™)
	2011	2	11.53	21	2.33%	0.60%	0.05%
	2010	2	11.52	21	1.63%	0.60%	14.23%
	2009	2	10.08	20	2.12%	0.60%	29.11%
	2008	2	7.81	16	4.27%	0.60%	(43.16)%
Fidelity Freedom 2010 (Advantedge ™)
	2011	17	10.19	174	2.31%	1.60%	(2.02)%
	2010	19	10.40	192	3.41%	1.60%	10.75%
	2009	17	9.39	161	8.12%	1.60%	22.00%
	2008	8	7.70	59	13.52%	1.60%	(23.04)%
Fidelity Freedom 2010 (AnnuiChoice ™)
	2011	*-	10.24	4	2.37%	1.00%	(1.42)%
	2010	*-	10.39	5	3.27%	1.00%	11.42%
	2009	*-	9.33	4	4.11%	1.00%	22.72%
	2008	*-	7.60	4	0.44%	1.00%	(25.92)%
	2007	7	10.26	67	23.13%	1.00%	2.59%
Fidelity Freedom 2010 (AnnuiChoice II ™)
	2011	23	10.17	235	2.43%	1.15%	(1.57)%
	2010	23	10.33	235	3.29%	1.15%	11.25%
	2009	16	9.29	152	4.35%	1.15%	22.53%
	2008	15	7.58	113	3.95%	1.15%	(26.03)%
	2007	4	10.25	41	13.75%	1.15%	2.48%
Fidelity Freedom 2010 (GrandMaster ™)
	2011	3	10.08	35	1.95%	1.35%	(1.77)%
	2010	5	10.26	52	1.22%	1.35%	11.03%
	2009	26	9.24	242	2.96%	1.35%	22.28%
	2008	45	7.55	338	8.08%	1.35%	(26.18)%
	2007	3	10.23	27	41.67%	1.35%	2.34%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2010 (IQ Annuity ™)
	2011	15	$10.03	$146	2.34%	1.45%	(1.87)%
	2010	15	10.22	157	3.12%	1.45%	10.92%
	2009	38	9.21	346	4.25%	1.45%	22.16%
	2008	37	7.54	282	4.08%	1.45%	(26.26)%
	2007	8	10.23	79	15.34%	1.45%	2.27%
Fidelity Freedom 2010 (Pinnacle Plus ™)
	2011	2	9.92	19	3.41%	1.67%	(2.09)%
	2010	1	10.14	8	3.35%	1.67%	10.67%
	2009	1	9.16	7	4.20%	1.67%	21.89%
	2008	1	7.51	6	2.75%	1.67%	(26.42)%
	2007	2	10.21	25	19.64%	1.67%	2.12%
Fidelity Freedom 2015 (Advantedge ™)
	2011	15	10.07	155	3.35%	1.60%	(2.10)%
	2010	7	10.29	68	2.85%	1.60%	10.98%
	2009	9	9.27	79	6.09%	1.60%	23.05%
	2008	5	7.53	41	6.36%	1.60%	(24.68)%
Fidelity Freedom 2015 (AnnuiChoice ™)
	2011	*-	10.06	*-	0.00%	1.00%	(1.51)%
	2010	3	10.22	28	3.10%	1.00%	11.66%
	2009	3	9.15	25	4.49%	1.00%	23.77%
	2008	3	7.39	20	4.48%	1.00%	(28.03)%
Fidelity Freedom 2015 (AnnuiChoice II ™)
	2011	18	9.99	179	2.44%	1.15%	(1.66)%
	2010	17	10.16	174	2.85%	1.15%	11.49%
	2009	22	9.11	196	4.63%	1.15%	23.58%
	2008	20	7.37	146	4.00%	1.15%	(28.13)%
	2007	8	10.26	85	8.87%	1.15%	2.61%
Fidelity Freedom 2015 (Grandmaster ™)
	2011	*-	9.90	*-	0.00%	1.35%	(1.86)%
	2010	2	10.08	22	3.09%	1.35%	11.27%
	2009	2	9.06	19	9.55%	1.35%	23.34%
Fidelity Freedom 2015 (IQ Annuity ™)
	2011	8	9.85	82	1.96%	1.45%	(1.95)%
	2010	12	10.05	119	3.09%	1.45%	11.15%
	2009	12	9.04	107	4.38%	1.45%	23.21%
	2008	15	7.34	110	4.84%	1.45%	(28.35)%
	2007	7	10.24	74	27.54%	1.45%	2.39%
Fidelity Freedom 2015 (IQ Advisor Standard ™)
	2011	26	10.25	265	4.81%	0.60%	(1.11)%
Fidelity Freedom 2015 (Pinnacle Plus ™)
	2011	11	9.75	109	2.52%	1.67%	(2.17)%
	2010	10	9.96	99	2.37%	1.67%	10.91%
	2009	9	8.98	80	4.49%	1.67%	22.94%
	2008	9	7.31	65	4.75%	1.67%	(28.51)%
	2007	4	10.22	45	18.72%	1.67%	2.24%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2020 (Advantedge ™)
	2011	20	$9.74	$190	2.35%	1.60%	(2.82)%
	2010	20	10.02	196	2.75%	1.60%	12.50%
	2009	20	8.91	175	8.07%	1.60%	26.52%
	2008	7	7.04	47	14.70%	1.60%	(29.60)%
Fidelity Freedom 2020 (AnnuiChoice ™)
	2011	3	9.63	30	1.90%	1.00%	(2.23)%
	2010	5	9.85	45	2.59%	1.00%	13.19%
	2009	7	8.71	59	2.31%	1.00%	27.26%
	2008	23	6.84	159	3.01%	1.00%	(33.47)%
	2007	27	10.28	278	10.27%	1.00%	2.82%
Fidelity Freedom 2020 (AnnuiChoice II ™)
	2011	70	9.57	666	2.38%	1.15%	(2.37)%
	2010	69	9.80	674	2.89%	1.15%	13.02%
	2009	63	8.67	543	5.63%	1.15%	27.07%
	2008	34	6.82	230	9.70%	1.15%	(33.58)%
	2007	2	10.27	25	22.59%	1.15%	2.72%
Fidelity Freedom 2020 (GrandMaster ™)
	2011	4	9.48	36	2.36%	1.35%	(2.57)%
	2010	4	9.73	37	3.07%	1.35%	12.79%
	2009	3	8.62	29	2.97%	1.35%	26.81%
	2008	3	6.80	23	13.61%	1.35%	(33.71)%
Fidelity Freedom 2020 (IQ Annuity ™)
	2011	4	9.43	38	2.36%	1.45%	(2.67)%
	2010	4	9.69	39	2.80%	1.45%	12.67%
	2009	4	8.60	35	4.02%	1.45%	26.69%
	2008	4	6.79	28	5.88%	1.45%	(33.78)%
Fidelity Freedom 2020 (Pinnacle Plus ™)
	2011	2	9.33	16	2.36%	1.67%	(2.89)%
	2010	2	9.61	17	2.80%	1.67%	12.42%
	2009	2	8.55	15	4.02%	1.67%	26.40%
	2008	2	6.76	12	5.02%	1.67%	(33.93)%
	2007	3	10.23	26	19.29%	1.67%	2.35%
Fidelity Freedom 2025 (AnnuiChoice II ™)
	2011	18	9.42	170	2.23%	1.15%	(3.47)%
	2010	17	9.76	167	2.64%	1.15%	14.14%
	2009	17	8.55	147	4.02%	1.15%	28.30%
	2008	16	6.67	104	4.35%	1.15%	(35.12)%
	2007	7	10.27	69	7.47%	1.15%	2.74%
Fidelity Freedom 2025 (GrandMaster ™)
	2011	*-	9.33	2	2.16%	1.35%	(3.66)%
	2010	*-	9.69	2	2.63%	1.35%	13.91%
	2009	*-	8.51	2	3.96%	1.35%	28.04%
	2008	*-	6.64	1	6.25%	1.35%	(35.25)%
Fidelity Freedom 2025 (Pinnacle Plus ™)
	2011	1	9.19	7	2.17%	1.67%	(3.97)%
	2010	1	9.57	7	2.64%	1.67%	13.54%
	2009	1	8.43	7	3.97%	1.67%	27.63%
	2008	1	6.61	5	5.33%	1.67%	(35.46)%
	2007	2	10.24	25	19.74%	1.67%	2.37%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2030 (AdvantEdge ™)
	2011	9	$9.24	$87	2.18%	1.60%	(4.38)%
	2010	10	9.66	92	2.56%	1.60%	14.04%
Fidelity Freedom 2030 (AnnuiChoice II ™)
	2011	16	8.97	143	1.68%	1.15%	(3.94)%
	2010	26	9.34	239	2.50%	1.15%	14.56%
	2009	26	8.15	209	2.63%	1.15%	29.67%
	2008	23	6.29	145	5.02%	1.15%	(38.89)%
Fidelity Freedom 2030 (IQ Annuity ™)
	2011	4	8.84	38	2.32%	1.45%	(4.23)%
	2010	4	9.23	35	2.61%	1.45%	14.21%
	2009	3	8.08	27	2.73%	1.45%	29.28%
	2008	3	6.25	17	4.68%	1.45%	(39.07)%
	2007	*-	10.26	1	5.75%	1.45%	2.64%
Fidelity VIP Growth (AdvantEdge ™)
	2011	3	8.69	25	0.45%	1.60%	(1.63)%
	2010	7	8.84	59	0.54%	1.60%	21.88%
	2009	2	7.25	17	0.54%	1.60%	25.95%
Fidelity VIP Growth (AnnuiChoice ™)
	2011	65	8.12	524	0.49%	1.00%	(1.03)%
	2010	87	8.20	717	0.38%	1.00%	22.62%
	2009	96	6.69	642	0.27%	1.00%	26.69%
	2008	122	5.28	646	0.46%	1.00%	(47.84)%
	2007	205	10.12	2,075	0.46%	1.00%	25.46%
Fidelity VIP Growth (AnnuiChoice II ™)
	2011	21	10.52	223	0.48%	1.15%	(1.18)%
	2010	23	10.65	241	0.32%	1.15%	22.44%
	2009	25	8.70	219	0.52%	1.15%	26.49%
	2008	8	6.88	53	1.07%	1.15%	(47.92)%
	2007	*-	13.20	6	0.42%	1.15%	25.15%
Fidelity VIP Growth (GrandMaster ™)
	2011	46	9.26	429	0.47%	1.35%	(1.38)%
	2010	75	9.39	702	0.39%	1.35%	22.19%
	2009	78	7.68	603	0.31%	1.35%	26.24%
	2008	92	6.09	560	0.72%	1.35%	(48.02)%
	2007	75	11.71	884	0.16%	1.35%	17.10%
Fidelity VIP Growth (GrandMaster flex3 ™)
	2011	25	10.51	260	0.50%	1.55%	(1.58)%
	2010	33	10.68	352	0.42%	1.55%	21.95%
	2009	27	8.76	236	0.26%	1.55%	25.98%
	2008	33	6.95	231	0.42%	1.55%	(48.13)%
	2007	71	13.41	958	0.50%	1.55%	24.71%
Fidelity VIP Growth (IQ3 ™)
	2011	57	8.31	475	0.49%	1.45%	(1.48)%
	2010	57	8.43	478	0.36%	1.45%	22.07%
	2009	68	6.91	470	0.27%	1.45%	26.11%
	2008	86	5.48	469	0.49%	1.45%	(48.08)%
	2007	187	10.55	1,971	0.42%	1.45%	24.86%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle Plus ™)
	2011	8	$11.81	$97	0.47%	1.67%	(1.70)%
	2010	12	12.01	143	0.40%	1.67%	21.80%
	2009	10	9.86	97	0.29%	1.67%	25.83%
	2008	11	7.84	85	0.45%	1.67%	(48.19)%
	2007	12	15.13	184	0.44%	1.67%	24.52%
Fidelity VIP Growth (IQ Advisor Standard ™)
	2011	*-	11.19	4	0.50%	0.60%	(0.63)%
	2010	*-	11.26	4	0.38%	0.60%	23.12%
	2009	*-	9.15	3	0.29%	0.60%	27.20%
	2008	*-	7.19	3	0.06%	0.60%	(47.63)%
	2007	10	13.73	144	0.23%	0.60%	37.28%
Fidelity VIP High Income (AdvantEdge ™)
	2011	93	12.27	1,145	8.36%	1.60%	2.06%
	2010	50	12.02	599	9.42%	1.60%	11.86%
	2009	149	10.74	1,602	15.95%	1.60%	41.20%
Fidelity VIP High Income (AnnuiChoice ™)
	2011	30	15.43	459	5.29%	1.00%	2.68%
	2010	35	15.02	526	5.27%	1.00%	12.54%
	2009	102	13.35	1,363	12.09%	1.00%	42.03%
	2008	95	9.40	895	5.47%	1.00%	(25.89)%
	2007	55	12.68	702	5.61%	1.00%	1.54%
Fidelity VIP High Income (AnnuiChoice II ™)
	2011	60	12.86	766	6.56%	1.15%	2.53%
	2010	61	12.55	766	12.20%	1.15%	12.37%
	2009	46	11.17	515	12.42%	1.15%	41.82%
	2008	1	7.87	8	14.08%	1.15%	(26.00)%
	2007	*-	10.64	3	11.95%	1.15%	6.41%
Fidelity VIP High Income (GrandMaster flex3 ™)
	2011	885	16.34	14,460	6.39%	1.55%	2.11%
	2010	1,014	16.00	16,221	11.93%	1.55%	11.91%
	2009	678	14.30	9,695	11.26%	1.55%	41.24%
	2008	122	10.12	1,231	3.49%	1.55%	(26.30)%
	2007	65	13.74	898	5.24%	1.55%	0.94%
Fidelity VIP High Income (IQ3 ™)
	2011	90	16.45	1,474	5.49%	1.45%	2.22%
	2010	115	16.09	1,842	10.26%	1.45%	12.03%
	2009	138	14.36	1,978	10.66%	1.45%	41.39%
	2008	79	10.16	802	4.73%	1.45%	(26.23)%
	2007	47	13.77	651	5.06%	1.45%	1.03%
Fidelity VIP High Income (Pinnacle Plus ™)
	2011	8	15.06	124	7.00%	1.67%	1.99%
	2010	8	14.77	121	10.37%	1.67%	11.78%
	2009	6	13.21	78	7.72%	1.67%	41.07%
	2008	7	9.37	66	5.19%	1.67%	(26.39)%
	2007	15	12.73	188	11.67%	1.67%	0.84%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Advantedge ™)
	2011	107	$9.44	$1,014	4.19%	1.60%	0.16%
	2010	48	9.42	449	3.30%	1.60%	12.90%
	2009	4	8.35	34	3.07%	1.60%	24.31%
	2008	2	6.71	10	3.98%	1.60%	(32.86)%
Fidelity VIP Index 500 (AnnuiChoice ™)
	2011	88	9.80	860	4.28%	1.00%	0.77%
	2010	104	9.73	1,015	1.78%	1.00%	13.58%
	2009	133	8.57	1,139	2.30%	1.00%	25.04%
	2008	150	6.85	1,026	1.52%	1.00%	(37.79)%
	2007	222	11.01	2,443	2.78%	1.00%	4.17%
Fidelity VIP Index 500 (IQ3 ™)
	2011	110	10.21	1,126	4.23%	1.45%	0.31%
	2010	138	10.18	1,409	1.65%	1.45%	13.07%
	2009	199	9.00	1,792	2.33%	1.45%	24.47%
	2008	136	7.23	983	1.97%	1.45%	(38.07)%
	2007	159	11.68	1,862	2.68%	1.45%	3.64%
Fidelity VIP Index 500 (AnnuiChoice II ™)
	2011	72	8.73	632	4.11%	1.15%	0.62%
	2010	72	8.67	620	1.98%	1.15%	13.41%
	2009	60	7.65	462	3.18%	1.15%	24.85%
	2008	31	6.13	190	2.49%	1.15%	(37.88)%
	2007	16	9.86	161	3.46%	1.15%	(1.39)%
Fidelity VIP Index 500 (Grandmaster ™)
	2011	53	8.64	455	3.86%	1.35%	0.41%
	2010	86	8.61	740	1.61%	1.35%	13.18%
	2009	146	7.61	1,112	2.30%	1.35%	24.60%
	2008	170	6.10	1,040	1.55%	1.35%	(38.01)%
	2007	221	9.85	2,175	2.51%	1.35%	(1.52)%
Fidelity VIP Index 500 (Grandmaster flex3 ™)
	2011	22	8.56	191	4.41%	1.55%	0.21%
	2010	37	8.54	316	1.71%	1.55%	12.95%
	2009	49	7.56	367	2.43%	1.55%	24.34%
	2008	46	6.08	282	1.62%	1.55%	(38.14)%
	2007	78	9.83	769	2.32%	1.55%	(1.66)%
Fidelity VIP Index 500 (IQ Advisor Standard ™)
	2011	17	8.96	149	3.84%	0.60%	1.18%
	2010	42	8.85	370	1.89%	0.60%	14.04%
	2009	49	7.76	379	2.48%	0.60%	25.54%
	2008	28	6.18	172	2.07%	0.60%	(37.54)%
	2007	26	9.90	259	3.83%	0.60%	(1.01)%
Fidelity VIP Index 500 (Pinnacle Plus ™)
	2011	19	12.54	239	4.19%	1.67%	0.09%
	2010	22	12.53	276	1.96%	1.67%	12.82%
	2009	23	11.11	260	2.48%	1.67%	24.19%
	2008	28	8.95	254	1.90%	1.67%	(38.21)%
	2007	30	14.48	439	3.03%	1.67%	3.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Advantedge ™)
	2011	117	$12.06	$1,409	6.95%	1.60%	5.33%
	2010	65	11.45	747	5.64%	1.60%	5.83%
	2009	13	10.82	138	8.44%	1.60%	13.65%
	2008	4	9.52	35	0.00%	1.60%	(4.82)%
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2011	154	16.39	2,531	5.50%	1.00%	5.97%
	2010	212	15.47	3,280	4.19%	1.00%	6.47%
	2009	270	14.53	3,925	8.87%	1.00%	14.32%
	2008	293	12.71	3,724	4.56%	1.00%	(4.43)%
	2007	427	13.30	5,674	4.17%	1.00%	3.07%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2011	98	12.80	1,249	5.92%	1.15%	5.81%
	2010	90	12.10	1,086	4.61%	1.15%	6.31%
	2009	75	11.38	854	9.31%	1.15%	14.14%
	2008	63	9.97	625	3.27%	1.15%	(4.57)%
	2007	40	10.45	418	1.09%	1.15%	4.49%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2011	139	12.33	1,714	5.38%	1.35%	5.60%
	2010	200	11.67	2,340	4.38%	1.35%	6.10%
	2009	231	11.00	2,538	8.13%	1.35%	13.91%
	2008	179	9.66	1,731	3.64%	1.35%	(4.77)%
	2007	126	10.14	1,278	0.16%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2011	49	13.10	648	5.34%	1.55%	5.38%
	2010	68	12.43	845	3.85%	1.55%	5.88%
	2009	96	11.74	1,123	8.92%	1.55%	13.68%
	2008	121	10.33	1,248	5.70%	1.55%	(4.96)%
	2007	178	10.87	1,940	2.67%	1.55%	2.45%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2011	109	15.31	1,670	5.60%	1.45%	5.49%
	2010	130	14.51	1,879	3.87%	1.45%	5.99%
	2009	198	13.69	2,708	9.05%	1.45%	13.80%
	2008	225	12.03	2,708	4.94%	1.45%	(4.86)%
	2007	344	12.65	4,347	4.05%	1.45%	2.57%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2011	43	12.92	558	5.46%	1.67%	5.25%
	2010	64	12.27	791	4.07%	1.67%	5.75%
	2009	77	11.61	899	8.42%	1.67%	13.54%
	2008	71	10.22	726	3.79%	1.67%	(5.08)%
	2007	65	10.77	704	3.87%	1.67%	2.37%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)
	2011	21	13.90	295	4.94%	0.60%	6.40%
	2010	43	13.07	557	4.03%	0.60%	6.90%
	2009	41	12.22	495	10.22%	0.60%	14.78%
	2008	38	10.65	400	3.90%	0.60%	(4.04)%
	2007	17	11.10	189	3.68%	0.60%	3.42%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Advantedge ™)
	2011	21	$9.78	$209	0.15%	1.60%	(12.28)%
	2010	43	11.15	474	0.39%	1.60%	26.52%
	2009	15	8.81	132	1.28%	1.60%	37.55%
	2008	12	6.41	77	0.28%	1.60%	(35.93)%
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2011	77	21.19	1,635	0.16%	1.00%	(11.74)%
	2010	120	24.00	2,880	0.44%	1.00%	27.29%
	2009	140	18.86	2,644	1.05%	1.00%	38.36%
	2008	141	13.63	1,926	5.50%	1.00%	(40.21)%
	2007	270	22.80	6,155	0.62%	1.00%	14.16%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2011	59	11.05	649	0.21%	1.15%	(11.88)%
	2010	55	12.54	689	0.47%	1.15%	27.10%
	2009	46	9.86	456	1.12%	1.15%	38.15%
	2008	38	7.14	270	4.26%	1.15%	(40.30)%
	2007	28	11.96	334	0.50%	1.15%	14.03%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2011	35	18.75	661	0.17%	1.55%	(12.23)%
	2010	50	21.36	1,065	0.42%	1.55%	26.58%
	2009	77	16.88	1,294	0.92%	1.55%	37.59%
	2008	145	12.27	1,779	5.51%	1.55%	(40.55)%
	2007	159	20.63	3,275	0.66%	1.55%	13.55%
Fidelity VIP Mid Cap (Grandmaster ™)
	2011	23	16.48	387	0.08%	1.35%	(12.05)%
	2010	94	18.74	1,771	0.45%	1.35%	26.84%
	2009	104	14.77	1,533	1.28%	1.35%	37.87%
	2008	192	10.72	2,054	5.30%	1.35%	(40.42)%
	2007	206	17.99	3,705	0.35%	1.35%	13.77%
Fidelity VIP Mid Cap (IQ Annuity ™)
	2011	117	20.61	2,402	0.21%	1.45%	(12.14)%
	2010	114	23.46	2,681	0.46%	1.45%	26.71%
	2009	135	18.52	2,495	0.97%	1.45%	37.73%
	2008	125	13.44	1,679	4.91%	1.45%	(40.49)%
	2007	146	22.59	3,309	0.62%	1.45%	13.68%
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2011	30	19.67	595	0.15%	1.67%	(12.34)%
	2010	51	22.44	1,155	0.45%	1.67%	26.43%
	2009	57	17.75	1,010	1.15%	1.67%	37.42%
	2008	46	12.91	596	4.89%	1.67%	(40.62)%
	2007	69	21.75	1,505	0.66%	1.67%	13.39%
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)
	2011	*-	17.18	8	0.15%	0.80%	(11.56)%
	2010	1	19.43	15	0.45%	0.80%	27.54%
	2009	1	15.23	12	1.01%	0.80%	38.63%
	2008	1	10.99	8	4.72%	0.80%	(40.09)%
	2007	1	18.34	14	0.60%	0.80%	14.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (IQ Advisor Standard ™)
	2011	10	$17.46	$180	0.19%	0.60%	(11.39)%
	2010	11	19.70	220	0.50%	0.60%	27.80%
	2009	13	15.41	198	1.16%	0.60%	38.91%
	2008	2	11.10	27	3.46%	0.60%	(39.97)%
	2007	4	18.48	65	0.59%	0.60%	14.67%
Fidelity VIP Overseas (Advantedge ™)
	2011	69	6.79	470	1.69%	1.60%	(18.66)%
	2010	44	8.35	369	1.79%	1.60%	11.03%
	2009	22	7.52	168	2.58%	1.60%	24.23%
	2008	11	6.05	67	6.40%	1.60%	(39.49)%
Fidelity VIP Overseas (AnnuiChoice ™)
	2011	42	9.71	409	1.29%	1.00%	(18.16)%
	2010	54	11.87	638	1.37%	1.00%	11.70%
	2009	63	10.62	664	2.16%	1.00%	24.96%
	2008	103	8.50	873	4.74%	1.00%	(44.52)%
	2007	191	15.33	2,933	3.13%	1.00%	15.84%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2011	37	7.96	294	1.54%	1.15%	(18.29)%
	2010	32	9.74	314	1.25%	1.15%	11.53%
	2009	40	8.73	349	2.90%	1.15%	24.77%
	2008	27	7.00	188	5.06%	1.15%	(44.61)%
	2007	10	12.63	129	2.99%	1.15%	15.68%
Fidelity VIP Overseas (GrandMaster ™)
	2011	74	6.61	488	1.22%	1.35%	(18.45)%
	2010	107	8.10	869	1.40%	1.35%	11.31%
	2009	113	7.28	824	2.28%	1.35%	24.52%
	2008	123	5.84	717	4.78%	1.35%	(44.72)%
	2007	145	10.57	1,532	2.57%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2011	16	10.70	173	1.11%	1.55%	(18.62)%
	2010	29	13.15	380	1.29%	1.55%	11.08%
	2009	37	11.84	437	1.72%	1.55%	24.27%
	2008	138	9.53	1,313	6.90%	1.55%	(44.83)%
	2007	76	17.27	1,311	2.52%	1.55%	15.21%
Fidelity VIP Overseas (IQ3 ™)
	2011	52	9.68	506	1.40%	1.45%	(18.54)%
	2010	56	11.88	659	1.52%	1.45%	11.20%
	2009	61	10.68	652	2.10%	1.45%	24.39%
	2008	112	8.59	961	5.98%	1.45%	(44.78)%
	2007	171	15.55	2,656	2.81%	1.45%	15.35%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2011	11	13.13	143	1.29%	1.67%	(18.72)%
	2010	14	16.15	221	1.20%	1.67%	10.95%
	2009	20	14.56	289	2.09%	1.67%	24.11%
	2008	25	11.73	293	4.27%	1.67%	(44.90)%
	2007	54	21.29	1,154	2.69%	1.67%	15.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ Advisor Enhanced ™)
	2011	1	$11.15	$9	1.16%	0.80%	(18.00)%
	2010	1	13.60	17	1.42%	0.80%	11.93%
	2009	1	12.15	15	2.33%	0.80%	25.21%
	2008	1	9.70	12	4.86%	0.80%	(44.41)%
	2007	1	17.46	22	2.91%	0.80%	16.14%
Fidelity VIP Overseas (IQ Advisor Standard ™)
	2011	11	11.33	125	1.24%	0.60%	(17.83)%
	2010	16	13.79	215	1.30%	0.60%	12.15%
	2009	19	12.30	230	2.16%	0.60%	25.46%
	2008	22	9.80	215	5.04%	0.60%	(44.30)%
	2007	30	17.60	533	3.67%	0.60%	16.38%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2011	4	22.64	80	4.67%	1.00%	5.97%
	2010	6	21.36	119	5.87%	1.00%	8.65%
	2009	12	19.66	242	8.04%	1.00%	28.91%
	2008	18	15.25	269	9.49%	1.00%	(15.83)%
	2007	22	18.12	399	7.84%	1.00%	5.47%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2011	1	13.82	8	4.69%	1.15%	5.81%
	2010	1	13.06	8	4.73%	1.15%	8.48%
	2009	1	12.04	13	7.95%	1.15%	28.71%
	2008	1	9.35	11	7.29%	1.15%	(15.96)%
	2007	2	11.13	24	8.75%	1.15%	5.26%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2011	2	21.41	50	5.39%	1.55%	5.38%
	2010	4	20.31	75	4.08%	1.55%	8.05%
	2009	4	18.80	73	7.81%	1.55%	28.19%
	2008	4	14.67	61	8.93%	1.55%	(16.30)%
	2007	13	17.52	230	8.73%	1.55%	4.86%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2011	7	21.72	147	4.64%	1.45%	5.49%
	2010	8	20.59	162	4.11%	1.45%	8.16%
	2009	9	19.04	173	7.86%	1.45%	28.32%
	2008	11	14.84	166	8.98%	1.45%	(16.21)%
	2007	16	17.71	284	8.04%	1.45%	4.96%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2011	14	23.04	313	0.71%	1.00%	4.86%
	2010	21	21.97	466	2.22%	1.00%	28.66%
	2009	26	17.08	446	3.28%	1.00%	27.07%
	2008	35	13.44	467	9.91%	1.00%	(38.52)%
	2007	63	21.86	1,369	2.14%	1.00%	(17.92)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)
	2011	8	9.75	79	0.85%	1.15%	4.71%
	2010	8	9.31	77	2.15%	1.15%	28.47%
	2009	9	7.25	64	3.43%	1.15%	26.88%
	2008	10	5.71	60	9.61%	1.15%	(38.61)%
	2007	12	9.30	112	2.59%	1.15%	(18.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2011	6	$22.10	$122	0.83%	1.55%	4.28%
	2010	7	21.19	139	2.08%	1.55%	27.95%
	2009	9	16.56	155	3.43%	1.55%	26.36%
	2008	14	13.11	185	9.71%	1.55%	(38.86)%
	2007	39	21.44	842	2.25%	1.55%	(18.35)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2011	20	21.71	434	0.85%	1.45%	4.39%
	2010	21	20.80	443	2.09%	1.45%	28.08%
	2009	26	16.24	415	3.29%	1.45%	26.49%
	2008	32	12.84	409	9.81%	1.45%	(38.80)%
	2007	49	20.98	1,022	2.03%	1.45%	(18.29)%
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)
	2011	29	16.19	469	1.78%	1.45%	(11.93)%
	2010	34	18.38	617	1.77%	1.45%	6.84%
	2009	53	17.20	905	3.43%	1.45%	35.06%
	2008	57	12.74	730	3.22%	1.45%	(41.25)%
	2007	99	21.68	2,148	2.14%	1.45%	13.75%
Franklin Growth and Income Securities (AdvantEdge ™)
	2011	9	9.65	83	2.24%	1.60%	0.77%
	2010	4	9.57	37	3.60%	1.60%	14.82%
	2009	4	8.34	33	0.00%	1.60%	24.56%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2011	102	13.73	1,399	3.55%	1.00%	1.38%
	2010	109	13.54	1,481	3.66%	1.00%	15.51%
	2009	129	11.72	1,515	4.82%	1.00%	25.29%
	2008	191	9.36	1,784	4.03%	1.00%	(35.79)%
	2007	341	14.57	4,972	3.89%	1.00%	(4.70)%
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2011	19	9.67	186	3.97%	1.15%	1.23%
	2010	14	9.55	132	3.92%	1.15%	15.34%
	2009	12	8.28	101	5.01%	1.15%	25.10%
	2008	10	6.62	63	4.20%	1.15%	(35.89)%
	2007	8	10.33	83	3.88%	1.15%	(4.82)%
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2011	44	13.06	580	3.70%	1.55%	0.82%
	2010	55	12.95	709	3.64%	1.55%	14.87%
	2009	67	11.27	755	4.82%	1.55%	24.59%
	2008	86	9.05	776	3.79%	1.55%	(36.15)%
	2007	129	14.17	1,822	4.02%	1.55%	(5.20)%
Franklin Growth and Income Securities (Grandmaster ™)
	2011	41	13.30	544	3.91%	1.35%	1.03%
	2010	49	13.16	651	3.59%	1.35%	15.11%
	2009	55	11.44	629	4.80%	1.35%	24.85%
	2008	66	9.16	600	3.90%	1.35%	(36.02)%
	2007	109	14.32	1,561	3.99%	1.35%	(5.00)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (IQ Annuity ™)
	2011	133	$13.18	$1,750	3.61%	1.45%	0.93%
	2010	167	13.06	2,174	3.65%	1.45%	14.99%
	2009	197	11.35	2,237	4.87%	1.45%	24.72%
	2008	244	9.10	2,223	3.66%	1.45%	(36.09)%
	2007	291	14.24	4,148	3.94%	1.45%	(5.10)%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2011	72	12.52	905	2.05%	1.67%	0.70%
	2010	35	12.44	433	3.49%	1.67%	14.73%
	2009	46	10.84	495	4.78%	1.67%	24.44%
	2008	58	8.71	505	3.57%	1.67%	(36.23)%
	2007	83	13.66	1,130	3.78%	1.67%	(5.34)%
Franklin Income Securities (Advantedge ™)
	2011	41	10.75	440	7.19%	1.60%	0.75%
	2010	19	10.67	201	6.45%	1.60%	10.87%
	2009	10	9.63	100	6.82%	1.60%	33.46%
	2008	6	7.21	40	6.12%	1.60%	(27.86)%
Franklin Income Securities (AnnuiChoice ™)
	2011	143	18.20	2,606	5.60%	1.00%	1.36%
	2010	160	17.96	2,873	6.56%	1.00%	11.55%
	2009	200	16.10	3,223	7.74%	1.00%	34.24%
	2008	219	11.99	2,629	6.48%	1.00%	(30.36)%
	2007	414	17.22	7,125	3.69%	1.00%	2.69%
Franklin Income Securities (AnnuiChoice II ™)
	2011	88	11.47	1,005	5.84%	1.15%	1.21%
	2010	84	11.33	954	6.70%	1.15%	11.38%
	2009	87	10.17	884	7.66%	1.15%	34.04%
	2008	72	7.59	545	6.09%	1.15%	(30.47)%
	2007	59	10.91	643	2.30%	1.15%	2.58%
Franklin Income Securities (GrandMaster flex3 ™)
	2011	166	17.31	2,867	5.75%	1.55%	0.80%
	2010	183	17.18	3,149	6.78%	1.55%	10.93%
	2009	225	15.48	3,485	8.30%	1.55%	33.50%
	2008	246	11.60	2,853	6.40%	1.55%	(30.75)%
	2007	395	16.75	6,624	3.63%	1.55%	2.13%
Franklin Income Securities (Grandmaster ™)
	2011	156	17.63	2,747	5.21%	1.35%	1.01%
	2010	164	17.46	2,867	6.65%	1.35%	11.15%
	2009	184	15.71	2,890	6.24%	1.35%	33.77%
	2008	259	11.74	3,044	6.45%	1.35%	(30.61)%
	2007	363	16.92	6,146	3.67%	1.35%	2.36%
Franklin Income Securities (IQ Annuity ™)
	2011	157	17.47	2,738	6.04%	1.45%	0.90%
	2010	192	17.32	3,319	6.55%	1.45%	11.04%
	2009	247	15.59	3,845	8.46%	1.45%	33.63%
	2008	329	11.67	3,834	6.20%	1.45%	(30.68)%
	2007	469	16.83	7,899	3.46%	1.45%	2.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle Plus ™)
	2011	113	$15.27	$1,728	5.64%	1.67%	0.68%
	2010	118	15.17	1,786	6.45%	1.67%	10.79%
	2009	113	13.69	1,550	7.91%	1.67%	33.33%
	2008	144	10.27	1,475	6.38%	1.67%	(30.83)%
	2007	187	14.84	2,782	4.11%	1.67%	2.02%
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)
	2011	*-	10.40	*-	4.65%	1.15%	1.21%
	2010	1	10.28	6	0.00%	1.15%	2.78%
Franklin Income Securities (IQ Advisor Enhanced ™)
	2011	*-	14.44	7	7.20%	0.80%	1.57%
	2010	1	14.21	11	6.64%	0.80%	11.77%
	2009	1	12.72	10	8.11%	0.80%	34.51%
	2008	1	9.45	7	6.12%	0.80%	(30.22)%
	2007	1	13.55	11	3.55%	0.80%	2.95%
Franklin Income Securities (IQ Advisor Standard ™)
	2011	7	14.67	100	5.78%	0.60%	1.77%
	2010	7	14.41	98	11.69%	0.60%	12.00%
	2009	*-	12.87	4	1.80%	0.60%	34.78%
	2008	*-	9.55	2	9.22%	0.60%	(30.08)%
	2007	*-	13.66	4	5.98%	0.60%	36.56%
Franklin Large Cap Growth Securities (AdvantEdge ™)
	2011	95	9.44	894	0.72%	1.60%	(3.08)%
	2010	44	9.74	431	0.19%	1.60%	9.81%
	2009	2	8.87	19	0.00%	1.60%	27.69%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2011	12	13.22	161	0.84%	1.00%	(2.49)%
	2010	21	13.55	289	0.86%	1.00%	10.47%
	2009	23	12.27	282	1.16%	1.00%	28.44%
	2008	21	9.55	199	3.86%	1.00%	(35.18)%
	2007	25	14.74	376	0.69%	1.00%	5.13%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2011	40	10.12	403	0.73%	1.15%	(2.64)%
	2010	34	10.40	350	0.78%	1.15%	10.31%
	2009	23	9.43	219	1.38%	1.15%	28.24%
	2008	19	7.35	140	3.02%	1.15%	(35.28)%
	2007	4	11.36	44	0.56%	1.15%	4.96%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2011	7	12.57	94	0.63%	1.55%	(3.03)%
	2010	11	12.96	142	0.78%	1.55%	9.86%
	2009	14	11.80	167	1.38%	1.55%	27.72%
	2008	20	9.24	189	3.75%	1.55%	(35.55)%
	2007	26	14.34	379	0.60%	1.55%	4.56%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2011	2	12.80	31	0.78%	1.35%	(2.83)%
	2010	5	13.18	64	0.76%	1.35%	10.08%
	2009	3	11.97	39	1.37%	1.35%	27.98%
	2008	3	9.35	31	3.72%	1.35%	(35.42)%
	2007	4	14.48	64	0.57%	1.35%	4.78%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2011	10	$12.69	$124	0.73%	1.45%	(2.93)%
	2010	14	13.07	184	0.82%	1.45%	9.97%
	2009	15	11.88	183	3.20%	1.45%	27.85%
	2008	33	9.30	309	5.70%	1.45%	(35.48)%
	2007	46	14.41	662	0.95%	1.45%	4.71%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2011	22	11.41	249	0.82%	1.67%	(3.15)%
	2010	40	11.79	471	0.73%	1.67%	9.73%
	2009	24	10.74	253	1.13%	1.67%	27.57%
	2008	21	8.42	180	3.72%	1.67%	(35.63)%
	2007	20	13.08	266	0.69%	1.67%	4.47%
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)
	2011	1	11.25	12	0.66%	0.60%	(2.10)%
	2010	1	11.49	12	0.83%	0.60%	10.92%
	2009	1	10.36	11	5.45%	0.60%	28.95%
	2008	1	8.03	8	9.37%	0.60%	(34.92)%
	2007	5	12.34	62	0.63%	0.60%	23.43%
Franklin Mutual Shares Securities (Advantedge ™)
	2011	193	8.78	1,697	2.95%	1.60%	(2.62)%
	2010	110	9.02	995	1.87%	1.60%	9.42%
	2009	28	8.24	235	2.07%	1.60%	24.06%
	2008	7	6.65	50	6.35%	1.60%	(33.55)%
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2011	71	14.93	1,060	2.31%	1.00%	(2.03)%
	2010	78	15.24	1,190	1.51%	1.00%	10.08%
	2009	95	13.84	1,315	1.99%	1.00%	24.79%
	2008	102	11.09	1,135	3.79%	1.00%	(37.74)%
	2007	248	17.82	4,417	2.03%	1.00%	2.45%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2011	120	9.20	1,101	2.45%	1.15%	(2.18)%
	2010	111	9.41	1,043	1.63%	1.15%	9.92%
	2009	85	8.56	723	1.95%	1.15%	24.60%
	2008	39	6.87	268	4.14%	1.15%	(37.83)%
	2007	29	11.05	324	1.65%	1.15%	2.29%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2011	93	14.20	1,322	2.18%	1.55%	(2.57)%
	2010	122	14.58	1,781	1.58%	1.55%	9.47%
	2009	170	13.31	2,262	1.94%	1.55%	24.10%
	2008	199	10.73	2,132	3.53%	1.55%	(38.09)%
	2007	259	17.33	4,492	2.01%	1.55%	1.87%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2011	50	14.33	713	2.25%	1.45%	(2.47)%
	2010	64	14.69	935	1.49%	1.45%	9.58%
	2009	78	13.41	1,043	1.90%	1.45%	24.22%
	2008	106	10.79	1,141	3.59%	1.45%	(38.02)%
	2007	165	17.42	2,880	2.36%	1.45%	1.97%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2011	73	$12.97	$943	2.29%	1.67%	(2.69)%
	2010	72	13.32	962	1.60%	1.67%	9.34%
	2009	77	12.19	932	2.04%	1.67%	23.95%
	2008	81	9.83	795	3.99%	1.67%	(38.16)%
	2007	126	15.90	2,005	2.25%	1.67%	1.73%
Franklin Mutual Shares Securities (IQ Advisor Standard ™)
	2011	22	12.57	273	3.03%	0.60%	(1.63)%
	2010	38	12.78	479	1.52%	0.60%	10.53%
	2009	42	11.57	486	1.95%	0.60%	25.29%
	2008	48	9.23	443	4.28%	0.60%	(37.49)%
	2007	29	14.77	432	2.04%	0.60%	2.82%
Franklin Mutual Shares Securities (Grandmaster ™)
	2011	105	14.46	1,518	2.68%	1.35%	(2.37)%
	2010	52	14.81	771	1.55%	1.35%	9.70%
	2009	67	13.50	901	1.37%	1.35%	24.35%
	2008	243	10.86	2,636	3.91%	1.35%	(37.96)%
	2007	306	17.50	5,348	1.86%	1.35%	2.07%
Franklin Small Cap Value Securities (Advantedge ™)
	2011	7	10.47	73	0.41%	1.60%	(5.30)%
	2010	25	11.05	273	0.32%	1.60%	26.17%
	2009	2	8.76	15	0.16%	1.60%	27.12%
	2008	*-	6.89	*-	0.00%	1.60%	(31.10)%
Franklin Small Cap Value Securities (Annuichoice ™)
	2011	12	9.13	108	0.60%	1.00%	(4.72)%
	2010	15	9.58	141	0.49%	1.00%	26.94%
	2009	5	7.55	41	1.28%	1.00%	27.87%
	2008	19	5.90	110	1.31%	1.00%	(33.69)%
	2007	3	8.90	23	0.00%	1.00%	(10.96)%
Franklin Small Cap Value Securities (Annuichoice II ™)
	2011	15	9.07	137	0.87%	1.15%	(4.86)%
	2010	15	9.53	140	0.84%	1.15%	26.75%
	2009	12	7.52	90	1.56%	1.15%	27.67%
	2008	10	5.89	56	1.47%	1.15%	(33.79)%
	2007	4	8.89	31	0.00%	1.15%	(11.05)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2011	14	8.98	126	0.71%	1.35%	(5.06)%
	2010	14	9.46	133	0.73%	1.35%	26.49%
	2009	7	7.48	51	1.66%	1.35%	27.41%
	2008	7	5.87	41	1.98%	1.35%	(33.92)%
	2007	1	8.88	9	4.52%	1.35%	(11.18)%
Franklin Small Cap Value Securities (Grandmaster flex3 ™)
	2011	10	8.90	93	0.96%	1.55%	(5.25)%
	2010	8	9.39	73	0.58%	1.55%	26.24%
	2009	2	7.44	15	1.03%	1.55%	27.16%
	2008	1	5.85	3	1.19%	1.55%	(34.06)%
	2007	1	8.87	5	0.00%	1.55%	(11.30)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (IQ Annuuity ™)
	2011	9	$8.94	$83	0.73%	1.45%	(5.15)%
	2010	9	9.42	85	0.84%	1.45%	26.37%
	2009	5	7.46	39	1.26%	1.45%	27.28%
	2008	10	5.86	57	3.06%	1.45%	(33.99)%
	2007	*-	8.88	1	0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2011	17	8.85	154	0.66%	1.67%	(5.36)%
	2010	19	9.35	177	0.70%	1.67%	26.08%
	2009	11	7.41	82	1.61%	1.67%	27.00%
	2008	10	5.84	59	2.17%	1.67%	(34.14)%
	2007	1	8.86	12	0.00%	1.67%	(11.37)%
Franklin Small Cap Value Securities (Pinnacle Plus Reduced M&E ™)
	2011	*-	10.74	*-	0.52%	1.15%	(4.86)%
	2010	*-	11.29	3	0.00%	1.15%	12.86%
Franklin Small Cap Value Securities (IQ Advisor Standard ™)
	2011	*-	9.31	*-	0.00%	0.60%	(4.34)%
	2010	5	9.73	46	0.75%	0.60%	27.45%
	2009	5	7.63	36	1.87%	0.60%	28.38%
	2008	3	5.94	17	0.00%	0.60%	(33.42)%
Templeton Foriegn Securities Fund (Advantedge ™)
	2011	74	8.22	605	1.63%	1.60%	(12.06)%
	2010	40	9.35	377	0.91%	1.60%	6.67%
	2009	6	8.76	51	1.98%	1.60%	34.88%
	2008	2	6.50	14	3.55%	1.60%	(35.02)%
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)
	2011	19	16.04	305	2.03%	1.55%	(12.02)%
	2010	33	18.23	605	1.71%	1.55%	6.73%
	2009	43	17.08	736	3.50%	1.55%	34.92%
	2008	48	12.66	613	3.63%	1.55%	(41.31)%
	2007	113	21.57	2,438	2.08%	1.55%	13.65%
Templeton Foriegn Securities Fund (Grandmaster ™)
	2011	18	16.34	297	1.86%	1.35%	(11.84)%
	2010	21	18.53	387	1.81%	1.35%	6.95%
	2009	21	17.33	356	3.14%	1.35%	35.19%
	2008	22	12.82	282	3.30%	1.35%	(41.19)%
	2007	34	21.79	743	1.79%	1.35%	13.91%
Templeton Foriegn Securities Fund (Pinnacle Plus ™)
	2011	34	14.89	502	1.82%	1.67%	(12.12)%
	2010	37	16.95	629	1.76%	1.67%	6.60%
	2009	33	15.90	527	3.20%	1.67%	34.76%
	2008	34	11.80	398	3.62%	1.67%	(41.38)%
	2007	22	20.12	449	2.33%	1.67%	13.50%
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E ™)
	2011	*-	9.04	*-	1.31%	1.15%	(11.66)%
	2010	*-	10.24	2	0.00%	1.15%	2.38%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2011	34	$16.86	$573	1.82%	1.00%	(11.53)%
	2010	47	19.06	897	1.72%	1.00%	7.32%
	2009	54	17.76	960	3.51%	1.00%	35.67%
	2008	63	13.09	829	3.42%	1.00%	(40.98)%
	2007	113	22.18	2,503	2.12%	1.00%	14.32%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2011	43	9.46	411	1.95%	1.15%	(11.66)%
	2010	37	10.70	393	1.71%	1.15%	7.16%
	2009	40	9.99	402	2.53%	1.15%	35.47%
	2008	23	7.37	167	3.49%	1.15%	(41.07)%
	2007	13	12.51	163	1.95%	1.15%	14.16%
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)
	2011	2	13.51	28	1.79%	0.60%	(11.17)%
	2010	2	15.21	32	1.88%	0.60%	7.76%
	2009	2	14.11	31	3.28%	0.60%	36.22%
	2008	2	10.36	23	3.95%	0.60%	(40.74)%
	2007	6	17.48	104	3.13%	0.60%	14.77%
Templeton Growth Securities (Advantedge ™)
	2011	14	7.89	107	1.27%	1.60%	(8.46)%
	2010	11	8.62	97	1.29%	1.60%	5.68%
	2009	7	8.15	60	2.93%	1.60%	29.04%
	2008	6	6.32	37	2.95%	1.60%	(36.81)%
Templeton Growth Securities (AnnuiChoice ™)
	2011	20	13.71	276	1.48%	1.00%	(7.90)%
	2010	25	14.88	374	1.25%	1.00%	6.32%
	2009	43	14.00	601	2.97%	1.00%	29.79%
	2008	44	10.79	473	2.12%	1.00%	(42.90)%
	2007	89	18.89	1,683	1.71%	1.00%	1.34%
Templeton Growth Securities (AnnuiChoice II ™)
	2011	20	8.04	163	1.60%	1.15%	(8.04)%
	2010	27	8.74	235	1.36%	1.15%	6.16%
	2009	26	8.24	218	3.14%	1.15%	29.60%
	2008	28	6.36	177	2.25%	1.15%	(42.99)%
	2007	20	11.15	228	1.27%	1.15%	1.17%
Templeton Growth Securities (GrandMaster flex3 ™)
	2011	38	13.04	496	1.50%	1.55%	(8.41)%
	2010	56	14.24	795	1.34%	1.55%	5.73%
	2009	87	13.47	1,171	3.16%	1.55%	29.07%
	2008	108	10.43	1,127	2.08%	1.55%	(43.22)%
	2007	124	18.37	2,278	1.62%	1.55%	0.73%
Templeton Growth Securities (Grandmaster ™)
	2011	23	13.28	300	1.38%	1.35%	(8.23)%
	2010	24	14.47	346	1.48%	1.35%	5.95%
	2009	36	13.66	491	3.30%	1.35%	29.33%
	2008	51	10.56	542	2.04%	1.35%	(43.10)%
	2007	62	18.56	1,151	1.77%	1.35%	0.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (IQ Annuity ™)
	2011	43	$13.16	$566	1.42%	1.45%	(8.32)%
	2010	51	14.35	725	1.36%	1.45%	5.84%
	2009	57	13.56	779	3.20%	1.45%	29.20%
	2008	74	10.50	779	1.98%	1.45%	(43.16)%
	2007	105	18.47	1,934	1.92%	1.45%	0.85%
Templeton Growth Securities (Pinnacle Plus ™)
	2011	33	12.00	400	1.39%	1.67%	(8.53)%
	2010	38	13.12	501	1.35%	1.67%	5.60%
	2009	41	12.42	510	3.25%	1.67%	28.92%
	2008	48	9.64	461	2.11%	1.67%	(43.29)%
	2007	58	16.99	988	1.72%	1.67%	0.65%
Templeton Growth Securities (IQ Advisor Standard ™)
	2011	*-	11.08	*-	2.83%	0.60%	(7.53)%
	2010	16	11.98	192	1.35%	0.60%	6.75%
	2009	16	11.23	180	3.20%	0.60%	30.32%
	2008	22	8.61	188	1.56%	0.60%	(42.67)%
Invesco Van Kampen VI Comstock (Advantedge ™)
	2011	50	9.21	457	1.35%	1.60%	(3.67)%
	2010	45	9.56	431	0.13%	1.60%	13.85%
	2009	45	8.40	378	6.78%	1.60%	26.38%
	2008	2	6.64	13	0.00%	1.60%	(33.55)%
Invesco Van Kampen VI Comstock (AnnuiChoice ™)
	2011	17	14.68	242	1.46%	1.00%	(3.08)%
	2010	19	15.15	281	0.14%	1.00%	14.54%
	2009	25	13.23	333	4.37%	1.00%	27.12%
	2008	41	10.40	422	2.86%	1.00%	(36.45)%
	2007	53	16.37	872	1.77%	1.00%	(3.31)%
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)
	2011	32	9.31	302	1.23%	1.15%	(3.23)%
	2010	27	9.62	261	0.12%	1.15%	14.37%
	2009	26	8.41	222	5.05%	1.15%	26.93%
	2008	15	6.63	98	2.01%	1.15%	(36.54)%
	2007	5	10.44	54	1.35%	1.15%	(3.50)%
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)
	2011	6	13.96	79	1.86%	1.55%	(3.62)%
	2010	12	14.49	167	0.15%	1.55%	13.91%
	2009	18	12.72	235	4.09%	1.55%	26.42%
	2008	22	10.06	225	3.15%	1.55%	(36.80)%
	2007	41	15.92	654	1.90%	1.55%	(3.86)%
Invesco Van Kampen VI Comstock (Grandmaster ™)
	2011	13	14.22	187	1.07%	1.35%	(3.43)%
	2010	9	14.73	128	0.14%	1.35%	14.14%
	2009	10	12.90	125	4.20%	1.35%	26.68%
	2008	11	10.18	110	2.73%	1.35%	(36.67)%
	2007	16	16.08	254	2.07%	1.35%	(3.64)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (IQ Annuity ™)
	2011	25	$14.09	$356	1.33%	1.45%	(3.52)%
	2010	26	14.61	383	0.19%	1.45%	14.02%
	2009	48	12.81	617	4.25%	1.45%	26.55%
	2008	55	10.12	561	2.79%	1.45%	(36.74)%
	2007	68	16.00	1,096	1.82%	1.45%	(3.78)%
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)
	2011	18	12.76	226	1.87%	1.67%	(3.74)%
	2010	13	13.26	178	0.15%	1.67%	13.77%
	2009	16	11.65	192	4.27%	1.67%	26.26%
	2008	16	9.23	152	2.92%	1.67%	(36.88)%
	2007	21	14.62	309	1.73%	1.67%	(3.94)%
Invesco Van Kampen VI Comstock (IQ Advisor Standard ™)
	2011	1	12.14	17	1.96%	0.60%	(2.69)%
	2010	4	12.47	49	0.13%	0.60%	15.00%
	2009	4	10.84	44	6.09%	0.60%	27.64%
	2008	2	8.50	14	0.00%	0.60%	(36.19)%
Invesco Van Kampen VI Capital Growth (AdvantEdge ™)
	2011	2	9.89	17	0.00%	1.60%	(7.88)%
	2010	2	10.74	18	0.00%	1.60%	17.66%
	2009	2	9.13	16	0.00%	1.60%	63.03%
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)
	2011	1	14.34	21	0.00%	1.00%	(7.32)%
	2010	2	15.47	31	0.00%	1.00%	18.37%
	2009	7	13.07	97	0.00%	1.00%	63.99%
	2008	1	7.97	4	0.12%	1.00%	(49.63)%
	2007	8	15.82	130	0.00%	1.00%	15.46%
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)
	2011	5	11.20	55	0.00%	1.15%	(7.46)%
	2010	5	12.10	59	0.00%	1.15%	18.19%
	2009	5	10.24	54	0.00%	1.15%	63.74%
	2008	1	6.25	9	0.18%	1.15%	(49.70)%
	2007	1	12.43	9	0.00%	1.15%	15.32%
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)
	2011	3	13.64	44	0.00%	1.55%	(7.84)%
	2010	3	14.80	48	0.00%	1.55%	17.71%
	2009	3	12.57	43	0.00%	1.55%	63.08%
	2008	*-	7.71	2	0.28%	1.55%	(49.91)%
	2007	6	15.39	96	0.00%	1.55%	14.82%
Invesco Van Kampen VI Capital Growth (Grandmaster ™)
	2011	*-	13.89	2	0.00%	1.35%	(7.65)%
	2010	4	15.04	63	0.00%	1.35%	17.95%
	2009	1	12.75	8	0.00%	1.35%	63.41%
	2008	1	7.80	5	0.19%	1.35%	(49.80)%
	2007	1	15.54	11	0.00%	1.35%	15.04%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (IQ Annuity ™)
	2011	17	$13.76	$238	0.00%	1.45%	(7.74)%
	2010	19	14.92	289	0.00%	1.45%	17.83%
	2009	21	12.66	267	0.00%	1.45%	63.24%
	2008	12	7.75	90	0.04%	1.45%	(49.86)%
	2007	4	15.46	69	0.00%	1.45%	14.97%
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)
	2011	4	12.01	43	0.00%	1.67%	(7.95)%
	2010	4	13.05	54	0.00%	1.67%	17.57%
	2009	8	11.10	89	0.00%	1.67%	62.88%
	2008	5	6.81	32	0.16%	1.67%	(49.97)%
	2007	2	13.62	28	0.00%	1.67%	14.72%
Invesco Van Kampen VI Mid Cap Value (AdvantEdge ™)
	2011	6	9.95	63	0.23%	1.60%	(0.78)%
	2010	29	10.03	288	0.89%	1.60%	20.23%
	2009	6	8.35	50	1.26%	1.60%	36.97%
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice ™)
	2011	2	10.17	22	0.54%	1.00%	(0.18)%
	2010	3	10.19	30	1.18%	1.00%	20.96%
Invesco Van Kampen VI Mid Cap Value (AnnuiChoice II ™)
	2011	14	10.11	138	0.59%	1.15%	(0.33)%
	2010	16	10.15	158	0.86%	1.15%	20.78%
	2009	14	8.40	116	0.65%	1.15%	37.56%
	2008	2	6.11	15	37.86%	1.15%	(38.92)%
Invesco Van Kampen VI Mid Cap Value (Grandmaster ™)
	2011	4	10.04	39	0.60%	1.35%	(0.53)%
	2010	4	10.09	45	0.93%	1.35%	20.53%
	2009	4	8.37	37	1.17%	1.35%	37.28%
	2008	1	6.10	5	0.00%	1.35%	(39.01)%
Invesco Van Kampen VI Mid Cap Value (GrandMaster flex3 ™)
	2011	*-	9.96	2	0.00%	1.55%	(0.73)%
	2010	3	10.04	28	0.00%	1.55%	20.29%
Invesco Van Kampen VI Mid Cap Value (IQ Annuity ™)
	2011	4	10.00	37	0.36%	1.45%	(0.63)%
	2010	9	10.07	95	0.92%	1.45%	20.41%
	2009	5	8.36	38	0.60%	1.45%	37.14%
	2008	6	6.10	39	6.37%	1.45%	(39.05)%
Invesco Van Kampen VI Mid Cap Value (Pinnacle Plus ™)
	2011	1	9.92	10	1.01%	1.67%	(0.85)%
	2010	*-	10.01	4	1.14%	1.67%	20.14%
Invesco Van Kampen VI International Growth II (Annuichoice™)
	2011	1	8.44	9	0.00%	1.00%	(15.59)%
Invesco Van Kampen VI International Growth II (Grandmaster flex3 ™)
	2011	1	8.41	6	0.00%	1.55%	(15.91)%
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)
	2011	29	12.22	350	4.31%	1.60%	5.18%
	2010	14	11.62	168	2.46%	1.60%	7.99%
	2009	2	10.76	20	0.00%	1.60%	28.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2011	12	$12.71	$158	3.92%	1.00%	5.82%
	2010	21	12.01	255	4.01%	1.00%	8.65%
	2009	21	11.06	230	7.47%	1.00%	28.81%
	2008	19	8.58	160	9.00%	1.00%	(15.83)%
	2007	13	10.20	129	4.05%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2011	20	12.62	257	5.24%	1.15%	5.66%
	2010	20	11.95	237	3.09%	1.15%	8.48%
	2009	37	11.01	404	9.62%	1.15%	28.62%
	2008	11	8.56	97	10.70%	1.15%	(15.96)%
	2007	5	10.19	50	1.74%	1.15%	1.89%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2011	8	21.08	166	4.61%	1.35%	5.45%
	2010	10	19.99	191	2.58%	1.35%	8.26%
	2009	31	18.47	572	9.75%	1.35%	28.36%
	2008	11	14.39	165	9.47%	1.35%	(16.13)%
	2007	19	17.16	324	6.45%	1.35%	4.93%
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)
	2011	22	12.39	266	5.70%	1.55%	5.23%
	2010	20	11.77	240	0.82%	1.55%	8.04%
	2009	376	10.89	4,097	10.81%	1.55%	28.10%
	2008	40	8.50	338	9.65%	1.55%	(16.30)%
	2007	54	10.16	554	6.54%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)
	2011	13	20.89	272	4.27%	1.45%	5.34%
	2010	17	19.83	336	2.91%	1.45%	8.15%
	2009	29	18.34	530	9.11%	1.45%	28.23%
	2008	22	14.30	311	9.84%	1.45%	(16.22)%
	2007	25	17.07	426	8.04%	1.45%	4.85%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2011	15	18.06	269	5.43%	1.67%	5.11%
	2010	18	17.18	307	3.85%	1.67%	7.91%
	2009	16	15.92	256	8.04%	1.67%	27.94%
	2008	18	12.44	225	10.21%	1.67%	(16.40)%
	2007	15	14.88	222	6.65%	1.67%	4.60%
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)
	2011	1	17.50	10	4.67%	0.60%	6.25%
	2010	1	16.47	10	4.05%	0.60%	9.08%
	2009	1	15.10	9	7.82%	0.60%	29.33%
	2008	1	11.67	8	1.16%	0.60%	(15.49)%
	2007	1	13.81	20	13.06%	0.60%	38.11%
Van Kampen UIF Emerging Markets Equity (Advantedge ™)
	2011	44	7.35	327	0.32%	1.60%	(19.54)%
	2010	37	9.14	334	0.46%	1.60%	17.05%
	2009	17	7.81	129	0.00%	1.60%	67.44%
	2008	5	4.66	24	7.75%	1.60%	(53.38)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2011	11	$30.22	$322	0.35%	1.00%	(19.05)%
	2010	13	37.34	504	0.57%	1.00%	17.76%
	2009	23	31.71	729	0.00%	1.00%	68.42%
	2008	21	18.83	393	7.49%	1.00%	(57.18)%
	2007	42	43.96	1,841	0.80%	1.00%	39.04%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2011	30	11.37	341	0.37%	1.15%	(19.17)%
	2010	29	14.07	413	0.55%	1.15%	17.58%
	2009	18	11.97	217	0.00%	1.15%	68.16%
	2008	13	7.12	95	9.27%	1.15%	(57.24)%
	2007	2	16.65	41	0.80%	1.15%	38.83%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2011	14	28.75	406	0.38%	1.55%	(19.50)%
	2010	13	35.72	468	0.63%	1.55%	17.11%
	2009	21	30.50	653	0.00%	1.55%	67.48%
	2008	32	18.21	587	7.48%	1.55%	(57.42)%
	2007	32	42.76	1,355	0.87%	1.55%	38.30%
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2011	9	29.28	269	0.35%	1.35%	(19.34)%
	2010	13	36.30	461	0.56%	1.35%	17.34%
	2009	12	30.93	377	0.00%	1.35%	67.82%
	2008	16	18.43	286	8.14%	1.35%	(57.33)%
	2007	14	43.19	611	0.91%	1.35%	38.53%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2011	15	29.01	434	0.36%	1.45%	(19.42)%
	2010	17	36.00	608	0.59%	1.45%	17.22%
	2009	25	30.71	755	0.00%	1.45%	67.65%
	2008	21	18.32	383	6.39%	1.45%	(57.37)%
	2007	67	42.98	2,863	0.69%	1.45%	38.41%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2011	11	24.98	266	0.42%	1.67%	(19.60)%
	2010	15	31.07	475	0.57%	1.67%	16.96%
	2009	17	26.56	465	0.00%	1.67%	67.28%
	2008	16	15.88	260	8.25%	1.67%	(57.47)%
	2007	19	37.33	724	0.86%	1.67%	38.12%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus reduced M&E ™)
	2011	*-	8.30	*-	0.13%	1.15%	(19.17)%
	2010	*-	10.27	2	0.00%	1.15%	2.68
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)
	2011	3	21.16	61	0.02%	0.60%	(18.73)%
	2010	3	26.03	90	0.79%	0.60%	18.23%
	2009	7	22.02	150	0.00%	0.60%	69.10%
	2008	*-	13.02	2	2.34%	0.60%	(57.00)%
	2007	4	30.28	131	0.40%	0.60%	39.62%
Van Kampen UIF U.S. Real Estate (Advantedge ™)
	2011	24	10.31	250	0.46%	1.60%	3.98%
	2010	18	9.92	175	1.48%	1.60%	27.46%
	2009	3	7.78	26	1.59%	1.60%	26.47%
	2008	1	6.15	3	0.00%	1.60%	(38.46)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2011	48	$8.08	$387	0.53%	1.00%	4.61%
	2010	63	7.72	483	1.79%	1.00%	28.23%
	2009	63	6.02	382	3.03%	1.00%	27.21%
	2008	63	4.73	296	9.91%	1.00%	(38.68)%
	2007	55	7.72	421	2.09%	1.00%	(22.80)%
Van Kampen UIF U.S Real Estate (AnnuiChoice II ™)
	2011	36	8.02	288	0.58%	1.15%	4.45%
	2010	34	7.68	258	2.12%	1.15%	28.04%
	2009	33	6.00	195	2.82%	1.15%	27.02%
	2008	35	4.72	165	11.68%	1.15%	(38.77)%
	2007	8	7.71	59	2.72%	1.15%	(22.88)%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)
	2011	19	19.84	380	0.56%	1.67%	3.90%
	2010	20	19.09	390	1.76%	1.67%	27.37%
	2009	21	14.99	318	2.80%	1.67%	26.35%
	2008	21	11.86	255	8.97%	1.67%	(39.09)%
	2007	31	19.48	603	2.04%	1.67%	(18.67)%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)
	2011	*-	10.81	*-	0.23%	1.15%	4.45%
	2010	*-	10.35	1	0.00%	1.15%	3.51%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2011	10	23.35	228	0.51%	1.35%	4.24%
	2010	12	22.40	258	1.79%	1.35%	27.78%
	2009	10	17.53	177	2.69%	1.35%	26.76%
	2008	16	13.83	228	8.81%	1.35%	(38.90)%
	2007	25	22.63	568	2.04%	1.35%	(18.38)%
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)
	2011	17	7.87	131	0.62%	1.55%	4.03%
	2010	17	7.57	130	1.99%	1.55%	27.52%
	2009	24	5.93	145	2.22%	1.55%	26.50%
	2008	60	4.69	279	9.34%	1.55%	(39.02)%
	2007	64	7.69	494	2.20%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)
	2011	12	23.14	269	0.60%	1.45%	4.13%
	2010	15	22.22	340	1.89%	1.45%	27.65%
	2009	16	17.41	284	2.85%	1.45%	26.63%
	2008	21	13.75	290	14.35%	1.45%	(38.96)%
	2007	21	22.52	482	2.30%	1.45%	(18.47)%
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)
	2011	14	18.64	252	0.59%	0.60%	5.03%
	2010	16	17.75	279	1.95%	0.60%	28.75%
	2009	16	13.79	220	2.86%	0.60%	27.72%
	2008	16	10.79	169	11.21%	0.60%	(38.43)%
	2007	18	17.53	323	1.94%	0.60%	(17.77)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)
	2011	8	$8.43	$64	6.88%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II™)
	2011	5	8.45	44	5.16%	1.15%	(15.49)%
BlackRock Global Allocation VI (Advantedge™)
	2011	5	8.92	41	9.08%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II™)
	2011	64	8.95	576	9.12%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice™)
	2011	*-	8.96	*-	0.00%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3 ™)
	2011	6	8.93	53	9.55%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster™)
	2011	2	8.94	18	9.08%	1.35%	(10.62)%
Non-Affiliated Class B:
DWS Small Cap Index (AdvantEdge ™)
	2011	5	10.35	47	0.66%	1.60%	(6.10)%
DWS Small Cap Index (AnnuiChoice ™)
	2011	16	14.36	229	0.64%	1.00%	(5.53)%
	2010	25	15.20	382	0.66%	1.00%	24.85%
	2009	33	12.17	404	1.61%	1.00%	25.01%
	2008	45	9.74	435	2.63%	1.00%	(34.99)%
	2007	51	14.98	770	1.10%	1.00%	(3.13)%
DWS Small Cap Index (AnnuiChoice II ™)
	2011	13	10.05	127	0.76%	1.15%	(5.67)%
	2010	20	10.65	216	0.63%	1.15%	24.66%
	2009	10	8.54	84	1.02%	1.15%	24.82%
	2008	3	6.84	22	2.87%	1.15%	(35.08)%
	2007	2	10.54	26	1.06%	1.15%	(3.26)%
DWS Small Cap Index (Grandmaster ™)
	2011	8	12.52	99	0.63%	1.35%	(5.86)%
	2010	9	13.30	118	0.65%	1.35%	24.41%
	2009	8	10.69	88	1.60%	1.35%	24.57%
	2008	11	8.58	91	2.65%	1.35%	(35.22)%
	2007	11	13.25	144	1.07%	1.35%	(3.52)%
DWS Small Cap Index (GrandMaster flex3 ™)
	2011	6	13.50	86	0.67%	1.55%	(6.05)%
	2010	8	14.37	118	0.62%	1.55%	24.16%
	2009	12	11.58	137	1.55%	1.55%	24.31%
	2008	16	9.31	145	2.36%	1.55%	(35.35)%
	2007	12	14.40	174	1.31%	1.55%	(3.66)%
DWS Small Cap Index (IQ3 ™)
	2011	20	13.63	271	0.63%	1.45%	(5.96)%
	2010	25	14.49	361	0.65%	1.45%	24.28%
	2009	36	11.66	421	1.83%	1.45%	24.44%
	2008	37	9.37	346	2.58%	1.45%	(35.28)%
	2007	37	14.48	534	0.99%	1.45%	(3.56)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (Pinnacle Plus ™)
	2011	5	$14.12	$68	0.52%	1.67%	(6.17)%
	2010	7	15.05	112	0.66%	1.67%	24.00%
	2009	9	12.13	114	1.43%	1.67%	24.16%
	2008	8	9.77	82	2.48%	1.67%	(35.43)%
	2007	12	15.13	188	1.00%	1.67%	(3.79)%
DWS Small Cap Index (IQ Advisor Standard ™)
	2011	1	12.66	17	0.60%	0.60%	(5.15)%
	2010	1	13.35	19	0.64%	0.60%	25.35%
	2009	1	10.65	16	1.56%	0.60%	25.51%
	2008	2	8.48	13	0.00%	0.60%	(34.72)%
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)
	2011	9	8.28	71	0.00%	1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II™)
	2011	1	8.31	8	0.00%	1.15%	(16.91)%
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice™)
	2011	3	8.32	22	0.00%	1.00%	(16.83)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)
	2011	7	8.29	61	0.00%	1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)
	2011	11	8.30	93	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)
	2011	9	8.28	75	0.00%	1.67%	(17.21)%
Columbia VIT Small Cap Value (AdvantEdge ™)
	2011	16	14.36	233	12.50%	1.60%	(7.63)%
	2010	9	15.55	142	0.85%	1.60%	24.44%
	2009	1	12.50	6	0.00%	1.60%	24.97%
Columbia VIT Small Cap Value (AnnuiChoice ™)
	2011	8	14.60	118	9.49%	1.00%	(7.07)%
	2010	6	15.71	91	1.07%	1.00%	25.20%
	2009	5	12.55	62	0.00%	1.00%	25.48%
Columbia VIT Small Cap Value (AnnuiChoice II ™)
	2011	5	14.54	78	13.62%	1.15%	(7.21)%
	2010	3	15.67	50	1.07%	1.15%	25.01%
	2009	2	12.53	28	0.00%	1.15%	25.35%
Columbia VIT Small Cap Value (Grandmaster flex3 ™)
	2011	5	14.38	70	14.86%	1.55%	(7.58)%
	2010	2	15.56	32	1.02%	1.55%	24.51%
	2009	2	12.50	26	0.15%	1.55%	25.01%
Columbia VIT Small Cap Value (Grandmaster ™)
	2011	1	14.46	20	17.03%	1.35%	(7.40)%
	2010	1	15.62	9	1.11%	1.35%	24.76%
	2009	*-	12.52	*-	0.00%	1.35%	25.18%
Columbia VIT Small Cap Value (Pinnacle Plus ™)
	2011	8	14.34	110	16.45%	1.67%	(7.69)%
	2010	3	15.53	52	0.79%	1.67%	24.36%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)
	2011	11	$11.04	$118	7.84%	1.60%	0.30%
	2010	5	11.01	52	6.89%	1.60%	11.20%
	2009	3	9.90	29	23.40%	1.60%	19.51%
Pimco VIT All Asset (AnnuiChoice ™)
	2011	26	11.20	296	10.41%	1.00%	0.91%
	2010	8	11.10	86	6.41%	1.00%	11.88%
	2009	5	9.92	50	6.39%	1.00%	20.21%
	2008	8	8.25	63	10.07%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II ™)
	2011	21	11.23	237	8.02%	1.15%	0.76%
	2010	10	11.14	112	6.60%	1.15%	11.71%
	2009	9	9.98	94	7.23%	1.15%	20.03%
	2008	8	8.31	67	8.88%	1.15%	(16.88)%
Pimco VIT All Asset (Grandmaster ™)
	2011	36	11.05	399	7.92%	1.35%	0.55%
	2010	31	10.99	340	10.18%	1.35%	11.48%
	2009	11	9.86	112	9.99%	1.35%	19.79%
	2008	1	8.23	12	8.20%	1.35%	(17.70)%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2011	36	10.97	390	8.69%	1.55%	0.35%
	2010	25	10.93	277	7.28%	1.55%	11.25%
	2009	13	9.83	130	6.93%	1.55%	19.55%
	2008	7	8.22	54	10.02%	1.55%	(17.81)%
Pimco VIT All Asset (IQ Annuity ™)
	2011	17	11.01	192	8.19%	1.45%	0.45%
	2010	12	10.96	128	6.54%	1.45%	11.37%
	2009	10	9.84	94	8.18%	1.45%	19.67%
	2008	2	8.22	16	8.98%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle Plus Reduced M&E ™)
	2011	2	10.92	22	17.83%	1.15%	0.23%
Pimco VIT Commodity Real Return Strategy (Advantedge ™)
	2011	68	7.43	505	14.88%	1.60%	(9.02)%
	2010	49	8.17	398	18.67%	1.60%	22.26%
	2009	12	6.68	77	17.46%	1.60%	39.38%
	2008	1	4.79	6	6.68%	1.60%	(52.08)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2011	24	7.54	178	14.83%	1.00%	(8.47)%
	2010	29	8.23	235	16.79%	1.00%	23.01%
	2009	29	6.69	194	12.69%	1.00%	40.20%
	2008	22	4.77	106	7.31%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2011	38	7.55	285	16.76%	1.15%	(8.60)%
	2010	34	8.26	279	17.10%	1.15%	22.82%
	2009	33	6.73	220	13.08%	1.15%	39.99%
	2008	23	4.81	111	9.14%	1.15%	(51.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2011	16	$7.44	$119	14.71%	1.35%	(8.79)%
	2010	24	8.16	199	19.12%	1.35%	22.57%
	2009	13	6.65	86	17.38%	1.35%	39.71%
	2008	2	4.76	9	6.98%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2011	50	7.38	368	14.97%	1.55%	(8.97)%
	2010	47	8.11	384	17.23%	1.55%	22.33%
	2009	42	6.63	281	14.08%	1.55%	39.42%
	2008	15	4.76	72	11.25%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2011	104	7.41	769	14.62%	1.45%	(8.88)%
	2010	116	8.13	944	12.98%	1.45%	22.45%
	2009	180	6.64	1,196	33.95%	1.45%	39.56%
	2008	14	4.76	68	4.46%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2011	10	7.35	76	16.18%	1.67%	(9.08)%
	2010	21	8.09	170	17.03%	1.67%	22.18%
	2009	20	6.62	131	17.74%	1.67%	39.25%
	2008	3	4.75	15	6.69%	1.67%	(52.48)%
Pimco VIT Low Duration (Advantedge ™)
	2011	5	11.07	51	1.49%	1.60%	(0.60)%
	2010	5	11.13	59	2.11%	1.60%	3.50%
Pimco VIT Low Duration (AnnuiChoice ™)
	2011	29	11.35	328	1.67%	1.00%	0.00%
	2010	27	11.35	311	1.82%	1.00%	4.13%
	2009	25	10.90	276	7.51%	1.00%	12.08%
	2008	3	9.72	28	6.66%	1.00%	(2.78)%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2011	94	11.25	1,052	1.91%	1.15%	(0.15)%
	2010	74	11.27	838	1.83%	1.15%	3.98%
	2009	55	10.84	597	10.55%	1.15%	11.91%
	2008	1	9.68	14	6.77%	1.15%	(3.16)%
Pimco VIT Low Duration (GrandMaster ™)
	2011	12	11.20	137	4.12%	1.35%	(0.35)%
	2010	29	11.24	330	1.69%	1.35%	3.77%
	2009	24	10.83	265	7.82%	1.35%	11.68%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2011	27	11.12	297	20.34%	1.55%	(0.55)%
	2010	26	11.18	295	1.46%	1.55%	3.56%
	2009	15	10.80	164	7.50%	1.55%	11.46%
	2008	7	9.69	71	5.69%	1.55%	(3.14)%
Pimco VIT Low Duration (IQ Annuity ™)
	2011	86	11.16	964	2.35%	1.45%	(0.45)%
	2010	72	11.21	808	1.84%	1.45%	3.66%
	2009	31	10.81	337	6.73%	1.45%	11.57%
	2008	17	9.69	169	4.58%	1.45%	(3.08)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Pinnacle Plus ™)
	2011	16	$11.07	$182	1.58%	1.67%	(0.67)%
	2010	12	11.14	136	1.64%	1.67%	3.43%
	2009	6	10.77	66	6.22%	1.67%	11.32%
	2008	4	9.68	42	7.74%	1.67%	(3.22)%
Pimco VIT Real Return (Advantedge ™)
	2011	14	12.08	170	4.44%	1.60%	9.78%
	2010	8	11.01	87	2.70%	1.60%	6.27%
	2009	2	10.36	16	6.56%	1.60%	16.38%
	2008	2	8.90	14	3.58%	1.60%	(11.00)%
Pimco VIT Real Return (AnnuiChoice ™)
	2011	45	12.36	559	5.16%	1.00%	10.45%
	2010	42	11.19	467	2.04%	1.00%	6.92%
	2009	50	10.47	525	8.65%	1.00%	17.06%
	2008	13	8.94	116	3.52%	1.00%	(10.56)%
Pimco VIT Real Return (AnnuiChoice II ™)
	2011	38	12.29	469	5.54%	1.15%	10.28%
	2010	20	11.14	225	2.08%	1.15%	6.76%
	2009	25	10.44	257	8.96%	1.15%	16.88%
	2008	10	8.93	92	3.55%	1.15%	(10.72)%
Pimco VIT Real Return (IQ Annuity ™)
	2011	40	12.16	492	5.75%	1.45%	9.94%
	2010	20	11.06	222	2.09%	1.45%	6.43%
	2009	23	10.39	240	5.03%	1.45%	16.53%
	2008	71	8.92	632	3.45%	1.45%	(10.83)%
Pimco VIT Real Return (Grandmaster ™)
	2011	22	12.20	265	5.15%	1.35%	10.06%
	2010	16	11.09	179	2.04%	1.35%	6.54%
	2009	25	10.41	257	7.07%	1.35%	16.65%
	2008	17	8.92	153	3.70%	1.35%	(10.77)%
Pimco VIT Real Return (GrandMaster flex3 ™)
	2011	25	12.11	304	4.96%	1.55%	9.83%
	2010	25	11.03	272	2.36%	1.55%	6.33%
	2009	10	10.37	108	6.68%	1.55%	16.41%
	2008	19	8.91	168	3.58%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2011	12	12.06	147	4.74%	1.67%	9.70%
	2010	14	10.99	156	2.97%	1.67%	6.20%
	2009	9	10.35	90	6.13%	1.67%	16.27%
	2008	11	8.90	96	3.63%	1.67%	(10.97)%
Pimco VIT Total Return (Advantedge ™)
	2011	507	12.31	6,245	4.72%	1.60%	1.85%
	2010	257	12.08	3,105	7.11%	1.60%	6.27%
	2009	52	11.37	588	7.18%	1.60%	12.13%
	2008	15	10.14	155	5.79%	1.60%	1.39%
Pimco VIT Total Return (AnnuiChoice ™)
	2011	107	12.40	1,322	4.29%	1.00%	2.47%
	2010	116	12.10	1,408	4.72%	1.00%	6.92%
	2009	126	11.32	1,421	6.70%	1.00%	12.79%
	2008	108	10.04	1,080	8.64%	1.00%	0.36%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice II ™)
	2011	161	$12.51	$2,010	4.28%	1.15%	2.32%
	2010	116	12.23	1,421	5.28%	1.15%	6.76%
	2009	104	11.45	1,192	7.18%	1.15%	12.62%
	2008	17	10.17	173	7.37%	1.15%	1.70%
Pimco VIT Total Return (IQ Annuity ™)
	2011	114	12.20	1,385	4.40%	1.45%	2.01%
	2010	128	11.96	1,534	4.67%	1.45%	6.44%
	2009	113	11.23	1,270	6.85%	1.45%	12.27%
	2008	84	10.01	837	6.48%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster ™)
	2011	191	12.24	2,337	3.86%	1.35%	2.11%
	2010	174	11.99	2,084	5.04%	1.35%	6.54%
	2009	180	11.25	2,031	6.63%	1.35%	12.39%
	2008	26	10.01	261	5.30%	1.35%	0.12%
Pimco VIT Total Return (GrandMaster flex3 ™)
	2011	71	12.15	862	5.57%	1.55%	1.90%
	2010	82	11.92	981	3.40%	1.55%	6.33%
	2009	235	11.21	2,638	6.86%	1.55%	12.16%
	2008	71	10.00	710	8.13%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus ™)
	2011	113	12.10	1,371	4.68%	1.67%	1.78%
	2010	47	11.89	557	5.20%	1.67%	6.20%
	2009	42	11.19	466	6.60%	1.67%	12.02%
	2008	47	9.99	469	9.36%	1.67%	(0.10)%
Investor Class:
Rydex SGI VT Multi-Hedge Strategies (Advantedge ™)
	2011	3	8.49	27	0.00%	1.60%	1.73%
	2010	3	8.35	28	0.00%	1.60%	4.48%
	2009	1	7.99	12	1.21%	1.60%	(4.81)%
	2008	1	8.39	10	0.70%	1.60%	(16.09)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)
	2011	5	8.56	43	0.00%	1.00%	2.35%
	2010	6	8.36	52	0.00%	1.00%	5.12%
	2009	7	7.96	56	1.01%	1.00%	(4.25)%
	2008	8	8.31	69	1.16%	1.00%	(16.90)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)
	2011	10	8.63	83	0.00%	1.15%	2.20%
	2010	9	8.45	78	0.00%	1.15%	4.96%
	2009	8	8.05	66	1.28%	1.15%	(4.40)%
	2008	4	8.42	36	1.83%	1.15%	(15.82)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)
	2011	5	8.45	39	0.00%	1.35%	1.99%
	2010	3	8.29	23	0.00%	1.35%	4.75%
	2009	3	7.91	24	0.59%	1.35%	(4.59)%
	2008	*-	8.29	1	2.41%	1.35%	(17.09)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)
	2011	2	8.39	18	0.00%	1.55%	1.78%
	2010	2	8.24	17	0.00%	1.55%	4.54%
	2009	1	7.88	11	1.86%	1.55%	(4.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)
	2011	5	$8.42	$43	0.00%	1.45%	1.89%
	2010	3	8.26	25	0.00%	1.45%	4.64%
	2009	8	7.90	60	1.26%	1.45%	(4.69)%
	2008	6	8.28	52	0.13%	1.45%	(17.15)%
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)
	2011	6	8.35	48	0.00%	1.67%	1.66%
	2010	3	8.21	22	0.00%	1.67%	4.41%
	2009	1	7.87	9	1.89%	1.67%	(4.90)%
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)
	2011	1	9.18	10	2.17%	1.55%	(4.58)%
	2010	1	9.62	10	0.24%	1.55%	(2.15)%
	2009	1	9.83	11	0.00%	1.55%	(0.71)%
Rydex SGI VT Alternative Strategies Allocation (AdvantEdge ™)
	2011	18	9.16	161	2.40%	1.60%	(4.62)%
	2010	14	9.61	134	0.22%	1.60%	(2.20)%
	2009	13	9.82	130	0.00%	1.60%	(0.74)%
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice ™)
	2011	1	9.34	14	3.07%	1.00%	(4.04)%
	2010	1	9.73	6	0.25%	1.00%	(1.60)%
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)
	2011	22	9.29	200	2.85%	1.15%	(4.19)%
	2010	10	9.70	102	0.25%	1.15%	(1.75)%
	2009	9	9.87	92	0.00%	1.15%	(0.31)%
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)
	2011	2	9.23	19	2.17%	1.35%	(4.38)%
	2010	2	9.66	20	0.24%	1.35%	(1.95)%
	2009	2	9.85	21	0.00%	1.35%	(0.51)%
Rydex SGI VT Alternative Strategies Allocation (IQ Annuity ™)
	2011	*-	9.20	4	1.99%	1.45%	(4.48)%
	2010	1	9.64	5	0.37%	1.45%	(2.05)%
	2009	*-	9.84	1	0.00%	1.45%	(0.61)%
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)
	2011	1	9.14	7	4.14%	1.67%	(4.69)%
	2010	*-	9.59	*-	1.72%	1.67%	(2.27)%
Rydex SGI VT U.S. Long Short Momentum (Advantedge ™)
	2011	4	8.37	30	0.00%	1.60%	(8.05)%
	2010	3	9.11	25	0.00%	1.60%	9.43%
	2009	3	8.32	24	0.19%	1.60%	25.29%
	2008	*-	6.64	2	0.55%	1.60%	(33.57)%
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice ™)
	2011	4	8.32	33	0.00%	1.00%	(7.49)%
	2010	4	8.99	36	0.00%	1.00%	10.10%
	2009	5	8.17	38	0.09%	1.00%	26.02%
	2008	13	6.48	83	0.45%	1.00%	(35.17)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II ™)
	2011	5	$8.51	$46	0.00%	1.15%	(7.63)%
	2010	3	9.22	31	0.00%	1.15%	9.93%
	2009	3	8.38	22	0.14%	1.15%	25.83%
	2008	*-	6.66	2	0.81%	1.15%	(33.37)%
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity ™)
	2011	4	8.18	34	0.00%	1.45%	(7.91)%
	2010	4	8.89	37	0.00%	1.45%	9.60%
	2009	7	8.11	59	0.10%	1.45%	25.45%
	2008	6	6.46	41	0.48%	1.45%	(35.37)%
Rydes VT U.S. Long Short Momentum (Grandmaster ™)
	2011	*-	8.21	*-	0.00%	1.35%	(7.82)%
	2010	*-	8.91	3	0.00%	1.35%	9.71%
	2009	*-	8.12	4	0.11%	1.35%	25.58%
Rydex SGI VT U.S. Long Short Momentum (GrandMaster flex3 ™)
	2011	1	8.15	11	0.00%	1.55%	(8.01)%
	2010	1	8.86	12	0.00%	1.55%	9.49%
	2009	1	8.09	11	0.08%	1.55%	25.32%
	2008	2	6.46	11	0.31%	1.55%	(35.41)%
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus ™)
	2011	1	8.12	8	0.00%	1.67%	(8.12)%
	2010	2	8.83	13	0.00%	1.67%	9.35%
	2009	2	8.08	12	0.07%	1.67%	25.17%
	2008	2	6.45	10	0.36%	1.67%	(35.47)%
Rydex SGI VT Managed Futures Strategies (AdvantEdge ™)
	2011	29	7.67	225	0.00%	1.60%	(10.09)%
	2010	21	8.53	175	0.00%	1.60%	(5.08)%
	2009	6	8.98	58	0.00%	1.60%	(5.53)%
Rydex SGI VT Managed Futures Strategies (AnnuiChoice ™)
	2011	1	7.81	9	0.00%	1.00%	(9.54)%
	2010	1	8.63	10	0.00%	1.00%	(4.50)%
	2009	*-	9.04	*-	0.00%	1.00%	(4.97)%
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)
	2011	11	7.77	87	0.00%	1.15%	(9.68)%
	2010	7	8.61	60	0.00%	1.15%	(4.64)%
	2009	6	9.02	52	0.00%	1.15%	(5.12)%
Rydex SGI VT Managed Futures Strategies (Grandmaster™)
	2011	*-	7.72	*-	0.00%	1.35%	(9.86)%
	2010	*-	8.57	4	0.00%	1.35%	(4.84)%
	2009	2	9.00	14	0.00%	1.35%	(5.31)%
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)
	2011	*-	7.68	2	0.00%	1.55%	(10.04)%
Rydex SGI VT Managed Futures Strategy (IQ Annuity ™)
	2011	3	7.70	20	0.00%	1.45%	(9.95)%
	2010	6	8.55	55	0.00%	1.45%	(4.93)%
	2009	7	8.99	66	0.00%	1.45%	(5.41)%
	2008	3	9.51	25	0.00%	1.45%	(4.92)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Rydex SGI VT Managed Futures Strategy (Pinnacle Plus ™)
	2011	1	$7.65	$5	0.00%	1.67%	(10.15)%
	2010	*-	8.51	1	0.00%	1.67%	(5.15)%
	2009	1	8.97	12	0.00%	1.67%	(5.62)%
	2008	2	9.51	22	0.00%	1.67%	(4.95)%
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)
	2011	8	26.52	209	1.40%	1.75%	5.67%
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)
	2011	13	26.30	349	1.69%	2.55%	4.81%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2011	8	25.83	219	2.31%	2.55%	3.09%
iShares Barclays TIPS Bond ETF (Varoom)
	2011	5	27.63	127	2.67%	1.75%	10.26%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2011	2	27.39	51	3.14%	2.55%	9.37%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2011	*-	26.33	8	4.84%	1.75%	4.19%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2011	2	26.11	58	4.69%	2.55%	3.34%
iShares S&P 500 Growth Index ETF (Varoom)
	2011	1	25.63	17	2.18%	1.75%	2.69%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2011	16	25.47	418	1.85%	2.35%	2.06%
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2011	1	25.42	15	1.81%	2.55%	1.85%
iShares S&P 500 Index ETF (Varoom)*
	2011	6	25.27	155	1.95%	1.75%	1.28%
iShares S&P 500 Index ETF (Varoom GLWB 1)
	2011	198	25.11	4,973	2.11%	2.35%	0.66%
iShares S&P 500 Index ETF (Varoom GLWB 2)
	2011	16	25.06	390	2.35%	2.55%	0.46%
iShares S&P 500 Value Index ETF (Varoom)
	2011	1	24.46	16	3.59%	1.75%	(2.32)%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2011	11	24.31	267	2.41%	2.35%	(2.91)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2011	2	24.25	38	3.36%	2.55%	(3.11)%
iShares S&P MidCap 400 Index ETF (Varoom)
	2011	4	23.90	88	1.16%	1.75%	(3.92)%
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)
	2011	59	23.75	1,402	1.38%	2.35%	(4.51)%
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)
	2011	7	23.70	160	1.40%	2.55%	(4.70)%
iShares S&P SmallCap 600 Index ETF (Varoom)
	2011	2	24.48	49	1.07%	1.75%	(1.02)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)
	2011	29	24.33	714	1.17%	2.35%	(1.62)%
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)
	2011	3	24.28	82	1.35%	2.55%	(1.82)%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2011	*-	25.65	11	2.86%	1.75%	(0.28)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2011	27	25.49	692	2.74%	2.35%	(0.89)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2011	1	25.44	34	1.75%	2.55%	(1.09)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2011	5	26.06	132	2.66%	1.75%	4.25%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2011	17	25.84	437	2.09%	2.55%	3.40%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2011	1	20.03	27	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2011	6	19.86	113	0.00%	2.55%	(22.61)%
Vanguard MSCI EAFE ETF (Varoom)
	2011	1	21.07	13	0.01%	1.75%	(16.56)%
Vanguard MSCI EAFE ETF (Varoom GLWB 1)
	2011	32	20.94	671	0.00%	2.35%	(17.07)%
Vanguard MSCI EAFE ETF (Varoom GLWB 2)
	2011	2	20.89	44	0.03%	2.55%	(17.24)%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2011	*-	26.87	8	3.14%	1.75%	7.01%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2011	1	26.64	20	2.83%	2.55%	6.14%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2011	11	24.78	262	1.93%	2.55%	(1.17)%
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)
	2011	*-	24.99	6	2.73%	2.55%	(0.30)%
Vanguard REIT Index ETF (Varoom)
	2011	1	26.89	32	5.12%	1.75%	5.29%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2011	3	26.67	83	1.29%	2.55%	4.43%
Vanguard Total Bond Market Index ETF (Varoom)
	2011	3	26.38	85	1.83%	1.75%	5.21%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2011	186	26.21	4,866	2.04%	2.35%	4.57%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2011	20	26.16	535	2.64%	2.55%	4.36%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company
Years Ended December 31, 2011, 2010 and 2009
With Report of Independent Registered Public
Accounting Firm

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed the valuation rate used to calculate reserves for certain structured settlement products. In 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets, and for the statutory reserve valuation for variable annuity reserves related to product guarantees.

/s/ Ernst & Young LLP

April 24, 2012

Cincinnati, Ohio

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,451,629	$2,382,140
Preferred and common stocks	156,815	160,635
Investment in common stock of subsidiary	272,524	251,985
Mortgage loans	44,342	60,528
Policy loans	123,730	120,340
Cash, cash equivalents and short-term investments	106,300	173,018
Receivable for securities	1,258	2,810
Securities lending reinvested collateral assets	18,128	26,241
Other invested assets	57,819	55,030
Total cash and invested assets	3,232,545	3,232,727

Investment income due and accrued	31,410	30,188
Net deferred income tax asset	22,785	25,014
Amounts receivable on reinsurance contracts	33,640	34,075
Other admitted assets	2,214	4,134
Separate account assets	2,593,481	2,583,572
Total admitted assets	$5,916,075	$5,909,710

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,265,096	$2,173,599
Liability for deposit-type contracts	315,266	311,200
Policy and contract claims	131	128
Deposits on policies to be issued	6,546	7,052
Total policy and contract liabilities	2,587,039	2,491,979

General expense due and accrued	503	542
Current federal income taxes payable to parent	1,197	14,510
Transfer to separate accounts due and accrued, net	(31,927)	59,522
Asset valuation reserve	45,534	44,700
Interest maintenance reserve	8,094	6,317
Amounts payable on reinsurance contracts	35,433	—
Other liabilities	6,349	9,769
Derivatives	137	3
Payable for securities lending	123,035	169,586
Separate account liabilities	2,593,481	2,583,572
Total liabilities	5,368,875	5,380,500

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	613,164
Accumulated deficit	(68,964)	(86,954)
Total capital and surplus	547,200	529,210
Total liabilities and capital and surplus	$5,916,075	$5,909,710

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$352,192	$389,414	$554,046
Net investment income	148,473	143,321	135,468
Considerations for supplementary contracts with life contingencies	4,027	5,738	1,976
Amortization of the interest maintenance reserve	1,645	514	(1,877)
Reserve adjustments on reinsurance ceded	(130,916)	(54,961)	(109,597)
Fees from management of separate accounts	8,352	8,128	7,402
Other revenues	4,541	5,186	4,677
Total premiums and other revenues	388,314	497,340	592,095

Benefits paid or provided:
Death benefits	5,414	6,946	7,544
Annuity benefits	94,411	75,871	68,996
Surrender benefits	237,973	255,305	285,532
Payments on supplementary contracts with life contingencies	2,605	2,247	2,105
Other benefits	14,448	14,397	18,010
Increase (decrease) in policy reserves and other policyholders’ funds	88,946	155,405	253,795
Total benefits paid or provided	443,797	510,171	635,982

Insurance expenses and other deductions:
Commissions	20,253	22,160	29,014
Commissions and expenses on reinsurance assumed	17	141	134
General expenses	18,284	21,198	19,929
Net transfers to (from) separate accounts	(129,368)	(117,945)	(88,885)
Other deductions	551	589	917
Total insurance expenses and other deductions	(90,263)	(73,857)	(38,891)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	34,780	61,026	(4,996)
Federal income tax expense (benefit), excluding tax on capital gains	7,621	15,038	(1,698)
Gain (loss) from operations before net realized capital gains (losses)	27,159	45,988	(3,298)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(1,865)	(3,350)	(9,099)
Net income (loss)	$25,294	$42,638	$(12,397)

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2009	$3,000	$507,967	$(135,545)	$375,422
Net income (loss)	—	—	(12,397)	(12,397)
Change in net deferred income tax	—	—	(690)	(690)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($4,152))	—	—	21,646	21,646
Net change in nonadmitted assets and related items	—	—	11,627	11,627
Change in asset valuation reserve	—	—	(4,880)	(4,880)
Change in deferred tax asset from permitted accounting practice	—	—	(10,254)	(10,254)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	7,314	7,314
Changes in reserves on account of changes in valuation basis	—	—	(866)	(866)
Cumulative effects of changes in accounting principle	—	—	8,522	8,522
Change in surplus in separate accounts	—	—	887	887
Capital contribution	—	105,197	—	105,197
Balance, December 31, 2009	3,000	613,164	(114,636)	501,528
Net income (loss)	—	—	42,638	42,638
Change in net deferred income tax	—	—	4,902	4,902
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $10,709)	—	—	46,284	46,284
Net change in nonadmitted assets and related items	—	—	1,840	1,840
Change in asset valuation reserve	—	—	(32,143)	(32,143)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	215	215
Changes in reserves on account of changes in valuation basis	—	—	(37,702)	(37,702)
Change in surplus in separate accounts	—	—	1,648	1,648
Balance, December 31, 2010	3,000	613,164	(86,954)	529,210
Net income (loss)	—	—	25,294	25,294
Change in net deferred income tax	—	—	2,057	2,057
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(7,750))	—	—	6,144	6,144
Net change in nonadmitted assets and related items	—	—	(11,505)	(11,505)
Change in asset valuation reserve	—	—	(834)	(834)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(568)	(568)
Change in surplus in separate accounts	—	—	(2,598)	(2,598)
Balance, December 31, 2011	$3,000	$613,164	$(68,964)	$547,200

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$357,603	$397,653	$523,177
Net investment income received	143,776	138,242	126,905
Benefits paid	(445,321)	(446,624)	(453,504)
Net transfers from (to) separate accounts	37,920	150,592	58,510
Commissions and expense paid	(40,332)	(43,748)	(49,569)
Federal income taxes recovered (paid)	(31,146)	(9,849)	23,862
Other, net	9,485	1,165	12,079
Net cash from (for) operations	31,985	187,431	241,460

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	582,582	351,292	420,632
Preferred and common stocks	112,357	82,226	36,478
Mortgage loans	25,182	9,950	1,974
Other invested assets	19,312	8,448	59,794
Miscellaneous proceeds	1,194	286	—
Net proceeds from investments sold, matured or repaid	740,627	452,202	518,878

Cost of investments acquired:
Debt securities	(651,148)	(603,504)	(726,639)
Preferred and common stocks	(110,806)	(80,176)	(28,216)
Mortgage loans	(9,850)	(9,417)	(982)
Other invested assets	(17,627)	(34,786)	(6,927)
Miscellaneous applications	—	—	(819)
Total cost of investments acquired	(789,431)	(727,883)	(763,583)

Net change in policy and other loans	(3,389)	(3,666)	340
Net cash from (for) investments	(52,193)	(279,347)	(244,365)

Financing and miscellaneous sources
Capital contributions — cash	—	—	8,000
Borrowed money	—	—	(37,122)
Net deposits on deposit-type contract funds and other insurance liabilities	4,065	16,063	36,847
Other cash provided (applied)	(50,575)	122,223	9,286
Net cash from (for) financing and miscellaneous sources	(46,510)	138,286	17,011

Net change in cash, cash equivalents and short-term investments	(66,718)	46,370	14,106
Cash, cash equivalents and short-term investments:
Beginning of year	173,018	126,648	112,542
End of year	$106,300	$173,018	$126,648

Cash flow information for non-cash transactions
Capital contribution from parent in the form of common stock	$—	$—	$105,197

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2011, approximately 46.3% of the gross premiums and annuity considerations for the Company were derived from Ohio, Pennsylvania, Florida, New Jersey, Texas and California.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in 8 states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. The Department has the right to permit other specific practices that deviate from NAIC SAP. Effective for the year ended December 31, 2008, the Company has received written approval from the Department to deviate from NAIC SAP by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying SSAP 10, Income Taxes (SSAP 10), deferred tax asset admittance test,

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

as described in Department Bulletin 2009-04. At December 31, 2008, the statutory surplus of the Company using the permitted practice was $10.3 million greater than it would have been if NAIC SAP had been followed with respect to determining admitted deferred tax assets. At December 31, 2009, the permitted practice for the deferred tax admittance test was no longer in effect. Therefore, the Company reversed the $10.3 million increase to surplus as a result of the permitted practice. At December 31, 2011 and 2010, there are no differences in the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the state of Ohio. Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2011	2010
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$547,200	$529,210
Adjustments to customer deposits	(165,641)	(126,163)
Adjustments to invested asset carrying values	601,673	434,256
Asset valuation and interest maintenance reserves	53,628	51,018
Value of insurance in force	2,404	2,658
Deferred policy acquisition costs	38,504	74,468
Deferred sales inducements	2,352	3,223
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	(87,337)	(55,420)
Federal income taxes	(78)	(2,572)
Western and Southern reinsurance	(146,676)	(150,986)
Other, net	400	475
Stockholder’s equity, GAAP basis	$846,429	$760,167

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2011	2010	2009
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$25,294	$42,638	$(12,397)
Deferred policy acquisition costs, net of amortization	809	5,995	19,884
Deferred sales inducements, net of amortization	(311)	18	1,120
Adjustments to customer deposits	(13,394)	(16,170)	(20,016)
Adjustments to invested asset carrying values at acquisition date	(3,483)	1,168	(10,967)
Amortization of value of insurance in force	(3,979)	(4,643)	(4,412)
Amortization of interest maintenance reserve	(1,645)	(514)	1,877
Adjustments for realized investment gains/losses	2,772	1,076	(61,384)
Adjustments for federal income tax expense	8,797	24,845	23,877
Investment in subsidiary	16,529	21,883	9,273
Income from MODCO reinsurance treaty	4,310	(36,625)	11,695
Net income (loss), GAAP basis	$35,699	$39,671	$(41,450)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Securities Lending

At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $120.0 million and $69.2 million in the general and separate account, respectively. At December 31, 2010, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $165.3 million and $114.2 in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2011 and 2010, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2011 and 2010, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2011, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2011, the fair value of the total collateral was $194.1 million, $175.7 million of which was managed by an affiliated agent and $18.4 million of which was managed by an unaffiliated agent. At December 31, 2010, the fair value of the total collateral was $286.8 million, $260.3 million of which was managed by an affiliated agent and $26.5 million of which was managed by an unaffiliated agent.

The aggregate collateral broken out by maturity date is as follows:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	111,955	112,224
31 to 60 days	—	—
61 to 90 days	3,000	3,000
91 to 120 days	—	—
121 to 180 days	560	551
181 to 365 days	10,659	10,652
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	67,694	67,694
Total collateral	$193,868	$194,121

At December 31, 2011, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $193.9 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities loaned is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the transfer to separate accounts due and accrued, net line on the balance sheets and was $70.9 million and $117.1 million at December 31, 2011 and 2010, respectively.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 38 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carry value of $133.3 million and a fair value of $130.9 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2010, the Company changed the valuation rate used to calculate reserves for certain structured settlement contracts. Statement of Statutory Accounting Principles No. 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the Summary of Operations. The Company has recorded a decrease of $37.7 million to surplus as a result of the change in valuation basis through the Change in Reserves on Account of Changes in Valuation Basis line on the Statement of Changes in Capital and Surplus.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions. SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral. Collateral received which may not be sold or repledged is not recorded on the balance sheet. For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral. The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral. Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet. At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $26.2 million and an increase in the obligation to return the collateral of $26.2 million, of which $15.5 million is related to the general account liability shown on the securities lending liability line and $10.7 million is related to the separate account liability shown on the transfers to separate accounts due or accrued line.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100). SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement. SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing. SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability. The adoption of SSAP 100 did not have a material impact on the Company’s financial statements. See Note 3 for further information.

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R). In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost. SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009. As a result, the Company recorded a cumulative effect adjustment in the amounts of $5.6 million and $2.9 million through cumulative effect of changes in accounting principle on the statements of changes in capital and surplus, which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively. The cumulative effect adjustment is net of federal income taxes of $3.0 million for the general account and $1.6 million for the separate account. SSAP 43R resulted in an increase in bonds of $8.5 million, an increase in separate account assets of $4.6 million and a decrease in deferred tax assets of $4.6 million.

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard. The adoption of SSAP 10R resulted in an increase to statutory surplus of $7.3 million at December 31, 2009. SSAP 10R is effective for 2009, 2010 and 2011 financial statements only. SSAP 10 and SSAP 10R will be replaced by SSAP 101, which is effective January 1, 2012, as authoritative guidance over the reporting of income taxes. See prior accounting change note for further information.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM. Statement of Statutory Accounting Principles No. 51 — Life Contracts (SSAP 51) requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. The Company has recorded a decrease of $0.9 million directly to surplus as a result of the change in valuation basis through the change in reserve on account of valuation basis on the statements of changes in capital and surplus.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99). SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment. SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities. This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured. The adoption of SSAP 99 is prospective.

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2011 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2012.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$6,458	$179	$—	$6,637
Debt securities issued by states of the U.S. and political subdivisions of the states	32,344	3,236	—	35,580
Corporate securities	1,637,732	190,599	(10,638)	1,817,693
Commercial mortgage-backed securities	187,573	13,881	—	201,454
Residential mortgage-backed securities	347,665	21,459	(20,279)	348,845
Asset-backed securities	239,857	7,012	(13,893)	232,976
Total	$2,451,629	$236,366	$(44,810)	$2,643,185

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$23,821	$313	$(1)	$24,133
Debt securities issued by states of the U.S. and political subdivisions of the states	101,412	1,239	(1,120)	101,531
Corporate securities	1,632,318	127,832	(10,307)	1,749,843
Commercial mortgage-backed securities	197,424	10,992	(334)	208,082
Residential mortgage-backed securities	331,313	19,676	(31,211)	319,778
Asset-backed securities	95,852	1,508	(7,788)	89,572
Total	$2,382,140	$161,560	$(50,761)	$2,492,939

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company holds investments in certain loan-backed securities that are classified in the asset-backed securities line above. The book/adjusted carry value and fair value of these securities are $129.3 million and $129.4 million, respectively, at December 31, 2011. These loan-backed securities were classified as corporate securities at December 31, 2010. See the Accounting Changes section in Note 1 for further discussion.

At December 31, 2011 and 2010, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carry value of $293.8 million and $249.1 million, respectively, with an aggregate fair value of $284.2 million and $250.7 million, respectively. Such holdings amount to 12.0% and 10.5%, respectively, of the Company’s investments in debt securities and 5.0% and 4.2%, respectively, of the Company’s total admitted assets as December 31, 2011 and 2010. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investment in common stocks and unaffiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$127,703	$34,247	$(5,135)	$156,815
Common stocks, subsidiary	228,982	43,542	—	272,524
	$356,685	$77,789	$(5,135)	$429,339

At December 31, 2010:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$116,393	$47,846	$(3,604)	$160,635
Common stocks, subsidiary	228,982	23,003	—	251,985
	$345,375	$70,849	$(3,604)	$412,620

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(7,360)	114,587	(3,278)	20,412
Commercial mortgage-backed securities(1)	—	—	—	—
Residential mortgage-backed securities(1)	(1,472)	21,666	(18,807)	88,912
Asset-backed securities(1)	(2,223)	40,487	(11,670)	60,524
Total	$(11,055)	$176,740	$(33,755)	$169,848

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(4,543)	$30,652	$(592)	$2,630

(1) Amounts relate to securities subject to SSAP 43R.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(1)	$3,414	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,120)	33,961	—	—
Corporate securities	(6,314)	190,916	(3,993)	56,360
Commercial mortgage-backed securities(1)	(334)	27,264	—	—
Residential mortgage-backed securities(1)	(474)	32,974	(30,737)	137,295
Asset-backed securities(1)	—	—	(7,788)	65,360
Total	$(8,243)	$288,529	$(42,518)	$259,015

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(2,766)	$18,068	$(838)	$2,602

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2011 and 2010, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 11.6% and 8.7% of the carrying value of these securities at December 31, 2011 and 2010, respectively. At December 31, 2011, there were a total of 257 securities held that are considered temporarily impaired, 79 of which have been impaired for 12 months or longer. At December 31, 2010, there were a total of 276 securities held that are considered temporarily impaired, 116 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $10.4 million, $3.8 million, and $21.6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2011 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2011:

02151FAF6	$1,963	$1,817	$146	$1,817	$1,627	12/31/2011
05948KXT1	1,369	1,318	51	1,318	1,034	12/31/2011
12543PAQ6	1,221	951	270	951	760	12/31/2011
12544VAE9	3,913	3,586	327	3,586	3,243	12/31/2011
12628KAF9	1,450	1,373	77	1,373	879	12/31/2011
12667G7H0	1,869	1,784	85	1,784	1,494	12/31/2011
173100AR9	2,686	1,978	708	1,978	1,804	12/31/2011
251510FX6	790	751	39	751	646	12/31/2011
45660L6K0	5,195	4,813	382	4,813	3,889	12/31/2011
46628SAJ2	3,813	3,217	596	3,217	2,093	12/31/2011
52524PAL4	3,381	2,755	626	2,755	2,237	12/31/2011
74922EAF6	729	672	57	672	535	12/31/2011
75970JAD8	1,443	1,354	89	1,354	1,052	12/31/2011
97181#LS0	529	176	353	176	176	12/31/2011
02150EAN3	736	689	47	689	646	9/30/2011
52524MAV1	737	734	3	734	380	9/30/2011
61752RAJ1	2,765	2,488	277	2,488	1,733	9/30/2011
12543PAQ6	1,404	1,236	168	1,236	1,156	6/30/2011
3622MPAP3	1,844	1,352	492	1,352	1,265	6/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	$39,646	$34,502	$5,144	$34,502	$27,405

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2010:

74922EAF6	$817	$792	$25	$792	$642	12/31/2010
75970JAD8	1,783	1,611	172	1,611	1,410	12/31/2010
75970JAJ5	2,114	1,818	296	1,818	1,113	9/30/2010
05535DAM6	903	762	141	762	670	9/30/2010
02150EAN3	880	768	112	768	683	6/30/2010
12543PAQ6	1,622	1,402	220	1,402	1,225	6/30/2010
32051GTE5	1,236	1,094	142	1,094	971	6/30/2010
52520QAG9	4,328	3,937	391	3,937	3,480	6/30/2010
61749EAF4	1,864	1,704	160	1,704	1,154	6/30/2010
75970JAJ5	2,172	2,127	45	2,127	1,256	6/30/2010
93934NAK1	1,830	1,673	157	1,673	1,312	6/30/2010
Total	$19,549	$17,688	$1,861	$17,688	$13,916

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)

For the six month period ended December 31, 2009:

05950NBU1	$1,515	$658	$857	$658	$1,148	12/31/2009
52522HAN2	1,951	1,734	217	1,734	1,225	12/31/2009
75970JAJ5	2,258	2,181	77	2,181	1,301	12/31/2009
93934FEQ1	686	651	35	651	591	12/31/2009
05950NBU1	2,153	1,579	574	1,579	1,156	9/30/2009
12543PAQ6	1,778	1,617	161	1,617	1,203	9/30/2009
32056FAG7	302	72	230	72	63	9/30/2009
40432BBH1	553	171	382	171	152	9/30/2009
52524MAV1	862	758	104	758	318	9/30/2009
Total	$12,058	$9,421	$2,637	$9,421	$7,157

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2011, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$29,594	$30,087
After one through five	453,650	481,728
After five through ten	749,656	820,776
After ten	443,634	527,319
Mortgage-backed securities/Asset-backed securities	775,095	783,275
Total	$2,451,629	$2,643,185

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2011, 2010 and 2009 were $317.3 million, $164.5 million, and $304.3 million; gross gains of $3.8 million, $6.2 million, and $9.5 million, and gross losses of $0.6 million, $0.7 million, and $1.2 million were realized on those sales, respectively.

Proceeds from the sales of investments in equity securities during 2011, 2010 and 2009 were $110.9 million, $80.2 million, and $32.6 million; gross gains of $25.8 million, $12.5 million, and $12.0 million and gross losses of $8.1 million, $9.9 million, and $3.9 million were realized on those sales in 2011, 2010 and 2009, respectively.

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Realized capital gains (losses)	$11,251	$4,813	$(278)
Less amount transferred to IMR (net of related taxes (benefits) of $1,563 in 2011, of $2,049 in 2010 and $1,667 in 2009)	2,903	3,804	3,095
Less federal income tax expense (benefit) on realized capital gains (losses)	10,213	4,359	5,726
Net realized capital gains (losses)	$(1,865)	$(3,350)	$(9,099)

Net investment income consisted of the following for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Debt securities	$133,988	$128,286	$119,807
Equity securities	1,172	520	717
Mortgage loans	3,422	5,502	5,374
Policy loans	9,383	9,141	9,095
Cash, cash equivalents and short-term investments	442	520	707
Derivative instruments	2	2	2
Other invested assets	1,897	1,052	1,100
Other	660	689	618
Gross investment income	150,966	145,712	137,420
Investment expenses	2,493	2,391	1,952
Net investment income	$148,473	$143,321	$135,468

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2011, 68.7% of such mortgages, or $30.5 million, involved properties located in California and Florida. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $10.2 million. During 2011, the respective maximum and minimum lending rates for mortgage loans issued were 6.00% and 5.25%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2011, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily NAIC rated 6 residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans originated during the period of 2005 to 2007. These securities are currently rated below investment grade. To measure fair value, the Company used an internal fair value model to estimate future cash flows and then discounts the expected future cash flows using the current market rates applicable to the coupon rate, credit risk, and weighted-average-life of the investments. The internal fair value model uses both market-based data and data specific to the underlying loans of each security in determining assumptions for default probabilities, loss severities and prepayment speeds to determine the estimated future cash flows for each security.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and credit default swaps, are determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Other Invested Assets

Other invested assets primarily include private equity investments and surplus debentures. The fair values of private equity investments have been determined using available sales prices, the net asset values of the funds or internal valuation methodologies appropriate for the specific assets. The fair values of surplus debentures have been determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis at are outlined below:

	Assets/
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Assets:
Commercial mortgage-backed securities	$27	$—	$—	$27
Residential mortgage-backed securities	8,238	—	—	8,238
Common stocks, unaffiliated	156,815	156,815	—	—
Separate account assets*	546,247	540,221	—	6,026
Total assets	$711,327	$697,036	$—	$14,291

Liabilities:
Derivatives	$(137)	$—	$—	$(137)

At December 31, 2010:
Assets:
Commercial mortgage-backed securities	$30	$—	$30	$—
Residential mortgage-backed securities	5,945	—	—	5,945
Common stocks, unaffiliated	160,635	160,635	—	—
Separate account assets*	586,606	585,931	—	675
Total assets	$753,216	$746,566	$30	$6,620

Liabilities:
Derivatives	$(3)	$—	$—	$(3)

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2011
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$—	$—	$—	$—	$27	$—	$27
Residential mortgage-backed securities	5,945	(2,474)	1,032	(410)	5,101	(956)	8,238
Separate account assets	675	(610)	292	(238)	5,907	—	6,026
Total assets	$6,620	$(3,084)	$1,324	$(648)	$11,035	$(956)	$14,291

Liabilities:
Derivatives	$(3)	$49	$94	$(277)	$—	$—	$(137)

*     Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Residential mortgage-backed securities	$—	$—	$(38)	$(372)	$(410)
Separate account assets	—	(28)	—	(210)	(238)
Derivative liabilities	—	(409)	—	132	(277)
Total	$—	$(437)	$(38)	$(450)	$(925)

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers In (Out)	Ending Asset/ (Liability) as of
	January 1, 2010	Net Income	Surplus	and Settlements	of Level 3	December 31, 2010
	(In Thousands)
Assets:
Residential mortgage-backed securities	$6,110	$(400)	$990	$(755)	$—	$5,945
Separate account assets	1,834	(2,337)	1,417	(239)	—	675
Total assets	$7,944	$(2,737)	$2,407	$(994)	$—	$6,620

Liabilities:
Derivatives	$(6)	$—	$3	$—	$—	$(3)
Separate account liabilities	(38)	—	38	—	—	—
Total liabilities	$(44)	$—	$41	$—	$—	$(3)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Debt securities	$2,451,629	$2,643,185	$2,382,140	$2,492,939
Preferred stocks	—	—	—	—
Common stocks, unaffiliated	156,815	156,815	160,635	160,635
Mortgage loans	44,342	48,491	60,528	58,507
Cash, cash equivalents and short-term investments	106,300	106,300	173,018	173,018
Securities lending reinvested collateral assets	18,128	18,398	26,241	26,527
Other invested assets	57,819	59,030	55,030	55,112
Separate account assets	2,593,481	2,732,469	2,583,572	2,697,198

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,310,454	$1,515,418	$1,308,278	$1,417,714
Derivatives	137	137	3	3
Securities lending liability	123,035	123,035	169,586	169,586
Separate account liabilities*	1,958,907	2,228,203	1,940,033	2,151,580

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

Western and Southern, Fort Washington and IFS Financial Services, Inc. (IFS), perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2011, the Company paid $11.0 million, $2.1 million and $7.4 million to Western and Southern, Fort Washington, and IFS, respectively. During 2010, the Company paid $10.2 million, $1.9 million and $8.6 million to Western and Southern, Fort Washington, and IFS, respectively. During 2009, the Company paid $11.6 million, $1.6 million, and $7.1 million to Western and Southern, Fort Washington, and IFS, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company received a $105.2 million capital contribution from Western and Southern during 2009. The contribution was in the form of common stock at fair value.

The Company recorded $11.7 million in capital contributions to National Integrity in 2009. The capital contributions consisted of $6.7 million in cash, which was contributed on March 24, 2009 and $5.0 million in cash, which was accrued for on December 31, 2009. The cash was paid on January 11, 2010. The Company paid no dividends during 2011, 2010 and 2009.

The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for a further description.

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Direct premiums	$355,884	$391,689	$553,873
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	120	149	159
Ceded premiums:
Affiliates	(3,292)	(1,907)	594
Nonaffiliates	(520)	(517)	(580)
Net premiums	$352,192	$389,414	$554,046

42

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2011	2010	2009
	(In Thousands)
Benefits paid or provided:
Affiliates	$127,852	$91,342	$95,186
Nonaffiliates	2,578	3,052	2,974
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	9,822	10,793	11,901
Amounts receivable on reinsurance contracts:
Affiliates	12,071	15,156	13,850
Nonaffiliates	251	(375)	265

In 2011, 2010 and 2009, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2011, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2011, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2011, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2011 if all reinsurance agreements were cancelled.

43

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $1.2 million and $14.5 million at December 31, 2011 and 2010, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2011, in the event of future net losses is $17.7 million, $25.4 million, and $0.0 million from 2011, 2010 and 2009, respectively.

The components of other tax-related carryovers for the Company are as follows:

		Expiration
	Carryover	Dates
	(In Thousands)

Alternative minimum tax (AMT) credit carryover	$2,345	Indefinitely

The change in net deferred income taxes is comprised of the following:

2011	Ordinary	Capital	Total
	(In Thousands)

(a) Gross deferred tax assets	$60,596	$6,847	$67,443
(b) Statutory valuation allowance adjustment	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	60,596	6,847	67,443
(d) Deferred tax liabilities	5,093	16,102	21,195
(e) Net deferred tax assets/(liabilities) (c – d)	55,503	(9,255)	46,248
(f) Deferred tax assets nonadmitted	23,463	—	23,463
(g) Net admitted deferred tax assets/(liabilities) (e – f)	$32,040	$(9,255)	$22,785

44

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2010		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$59,454	$5,648	$65,102
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	59,454	5,648	65,102
(d)	Deferred tax liabilities	3,983	24,678	28,661
(e)	Net deferred tax assets/(liabilities) (c – d)	55,471	(19,030)	36,441
(f)	Deferred tax assets nonadmitted	11,427	—	11,427
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$44,044	$(19,030)	$25,014

Change		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$1,142	$1,199	$2,341
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	1,142	1,199	2,341
(d)	Deferred tax liabilities	1,110	(8,576)	(7,466)
(e)	Net deferred tax assets/(liabilities) (c – d)	32	9,775	9,807
(f)	Deferred tax assets nonadmitted	12,036	—	12,036
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$(12,004)	$9,775	$(2,229)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10. The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2011	2010	Change
	(In Thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$6,961	$7,529	$(568)

45

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2011		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$8,978	$6,847	$15,825
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.			51,641
(e)	SSAP 10R, Paragraph 10.c.	21,194	—	21,194
(f)	Total (a + b + e)	$30,172	$6,847	$37,019

Admission calculation components SSAP 10R, Paragraphs 10.e:
(g)	SSAP 10R, Paragraph 10.e.i.	$15,939	$6,847	$22,786
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.			77,461
(k)	SSAP 10R, Paragraph 10.e.iii.	21,194	—	21,194
(l)	Total (g + h + k)	$37,133	$6,847	$43,980

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$617,068
(n)	RBC authorized control level	$80,867

46

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2010		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$11,837	$5,648	$17,485
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.			49,827
(e)	SSAP 10R, Paragraph 10.c.	28,661	—	28,661
(f)	Total (a + b + e)	$40,498	$5,648	$46,146

Admission calculation components SSAP 10R, Paragraphs 10.e:
(g)	SSAP 10R, Paragraph 10.e.i.	$17,857	$5,648	$23,505
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	1,509	—	1,509
(i)	SSAP 10R, Paragraph 10.e.ii.a.	1,509	—	1,509
(j)	SSAP 10R, Paragraph 10.e.ii.b.			74,740
(k)	SSAP 10R, Paragraph 10.e.iii.	28,661	—	28,661
(l)	Total (g + h + k)	$48,027	$5,648	$53,675

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$593,523
(n)	RBC authorized control level	$76,444

47

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$(2,859)	$1,199	$(1,660)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.			1,814
(e)	SSAP 10R, Paragraph 10.c.	(7,467)	—	(7,467)
(f)	Total (a + b + e)	$(10,326)	$1,199	$(9,127)

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(1,918)	$1,199	$(719)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	(1,509)	—	(1,509)
(i)	SSAP 10R, Paragraph 10.e.ii.a.	(1,509)	—	(1,509)
(j)	SSAP 10R, Paragraph 10.e.ii.b.			2,721
(k)	SSAP 10R, Paragraph 10.e.iii.	(7,467)	—	(7,467)
(l)	Total (g + h + k)	$(10,894)	$1,199	$(9,695)

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$23,545
(n)	RBC authorized control level	$4,423

48

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs is as follows:

	Ordinary	Capital	Total
For the year ended December 31, 2011:
Adjusted gross DTA (% of total adjusted gross DTAs)	7.41%	10.15%	17.56%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	11.37%	15.57%	26.94%

For the year ended December 31, 2010:
Adjusted gross DTA (% of total adjusted gross DTAs)	10.72%	8.24%	18.96%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	13.00%	10.00%	23.00%

Change:
Adjusted gross DTA (% of total adjusted gross DTAs)	(3.31)%	1.91%	(1.40)%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	(1.63)%	5.57%	3.94%

49

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

2011	Ordinary	Capital	Total
	(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted deferred tax assets	$30,172	$6,847	$37,019
(b) Admitted assets			$5,909,114
(c) Adjusted statutory surplus *			$540,239
(d) Total adjusted capital from DTAs			$610,107

Increases due to SSAP 10R, Paragraph 10.e.:
(e) Admitted deferred tax assets	$6,961	$—	$6,961
(f) Admitted assets			$6,961
(g) Statutory surplus			$6,961

2010	Ordinary	Capital	Total
	(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted deferred tax assets	$40,498	$5,648	$46,146
(b) Admitted assets			$5,902,181
(c) Adjusted statutory surplus *			$521,681
(d) Total adjusted capital from DTAs			$585,994

Increases due to SSAP 10R, Paragraph 10.e.:
(e) Admitted deferred tax assets	$7,529	$—	$7,529
(f) Admitted assets			$7,529
(g) Statutory surplus			$7,529

50

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change	Ordinary	Capital	Total
	(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a) Admitted deferred tax assets	$(10,326)	$1,199	$(9,127)
(b) Admitted assets			$6,933
(c) Adjusted statutory surplus *			$18,558
(d) Total adjusted capital from DTAs			$24,113

Increases due to SSAP 10R, Paragraph 10.e.:
(e) Admitted deferred tax assets	$(568)	$—	$(568)
(f) Admitted assets			$(568)
(g) Statutory surplus			$(568)

*     As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets (increased) decreased by $(12.0) million, $2.1 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	2011	2010	2009
	(In Thousands)

Federal	$7,508	$19,115	$(3,174)
Foreign	—	—	—
Subtotal	7,508	19,115	(3,174)
Federal income tax on net capital gains	10,213	4,359	5,726
Utilization of capital loss carry-forwards	—	—	—
Other	113	(4,077)	1,476
Federal and foreign income taxes incurred	$17,834	$19,397	$4,028

51

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

	2011	2010	Change
	(In Thousands)
Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium revenue	—	—	—
(3) Policyholder reserves	42,132	39,800	2,332
(4) Investments	7,036	7,542	(506)
(5) Deferred acquisition costs	8,151	8,450	(299)
(6) Policyholder dividends accrual	—	—	—
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables — nonadmitted	—	—	—
(11) Net operating loss carry-forward	—	—	—
(12) Tax credit carry-forward	2,345	2,345	—
(13) Other	932	1,317	(385)
(14) Subtotal	60,596	59,454	1,142
(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	23,463	11,427	12,036
(d) Admitted ordinary deferred tax assets (a14 – b – c)	37,133	48,027	(10,894)
(e) Capital:
(1) Investments	6,847	5,648	1,199
(2) Net capital loss carry-forward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(5) Subtotal	6,847	5,648	1,199
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (e5 – f – g)	6,847	5,648	1,199
(i) Admitted deferred tax assets (d + h)	$43,980	$53,675	$(9,695)

52

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2011	2010	Change
	(In Thousands)
Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$3,130	$2,519	$611
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	—	—	—
(4) Policyholder reserves	1,925	1,464	461
(5) Other	38	—	38
(6) Subtotal	5,093	3,983	1,110
(b) Capital:
(1) Investments	16,102	24,678	(8,576)
(2) Real estate	—	—	—
(3) Other	—	—	—
(4) Subtotal	16,102	24,678	(8,576)
(c) Deferred tax liabilities (a6 + b4)	$21,195	$28,661	$(7,466)

Net deferred tax assets (liabilities)	$22,785	$25,014	$(2,229)

Less tax (expense) benefit from unrealized gains/losses			7,750
Less (increase)/decrease in nonadmitted DTAs			(12,036)
Change in net deferred income taxes			$2,057

53

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
		Tax		Tax		Tax
	2011	Rate	2010	Rate	2009	Rate
	(In Thousands)
Provision computed at statutory rate	$12,173	35.00%	$21,359	35.00%	$(1,749)	(35.00)%
Dividends received deduction	(770)	(2.22)	(276)	(0.45)	1,158	23.17
Tax credits	(64)	(0.18)	(52)	(0.08)	(13)	(0.26)
Other invested assets	—	0.00	(1,546)	(2.53)	—	0.00
Separate account adjustment	—	0.00	—	0.00	1,026	20.54
Change in reserve valuation basis	—	0.00	(7,221)	(11.83)	—	0.00
Security transfer(1)	—	0.00	—	0.00	3,728	74.63
Other	500	1.44	546	0.88	665	13.30
Total	$11,839	34.04%	$12,810	20.99%	$4,815	96.38%

Federal and foreign income taxes incurred	$7,621	21.91%	$15,038	24.64%	$(1,698)	(33.99)%
Change in net deferred income taxes(2)	4,218	12.13	(2,228)	(3.65)	6,513	130.37
Total statutory income taxes	$11,839	34.04%	$12,810	20.99%	$4,815	96.38%

(1)         Tax effects of securities transferred to other legal entities within the tax sharing agreement.

(2)         Excludes change in net deferred income taxes on certain realized gains/losses of $(6,275), $(2,674) and $(5,823) for the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

54

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2011 and 2010, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company may not pay any dividends during 2012 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2011, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2011, the Company has future commitments to provide additional capital contributions of $33.3 million to private equity joint ventures, limited partnerships and limited liability companies.

55

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2011, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$2,012	$1,700,782	$—	$1,702,794	35.4%
At book value less current surrender charge of 5% or more	377,373	258,125	—	635,498	13.2
At fair value	—	—	524,496	524,496	10.9
Total with adjustment or at market value	379,385	1,958,907	524,496	2,862,788	59.5
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	627,703	—	—	627,703	13.1
Not subject to discretionary withdrawal	1,317,846	—	—	1,317,846	27.4
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,324,934	1,958,907	524,496	4,808,337	100.0%
Less reinsurance ceded	9,505	—	—	9,505
Net annuity reserves and deposit-type contract liabilities	$2,315,429	$1,958,907	$524,496	$4,798,832

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

56

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts consist of nonindexed, guaranteed rate options that include a market value adjustment and systematic transfer options. The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products. The guaranteed rate and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide a guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit.

As of December 31, 2011, the Company’s general account had a maximum guarantee for separate account liabilities of $53.6 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.4 million and $0.4 million in 2011 and 2010, respectively. The Company’s general account paid $0.6 million and $1.6 million towards separate account guarantees in 2011 and 2010, respectively.

57

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2011 is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)
Premiums, considerations or deposits	$122,454	$29,747	$50,033	$202,234

Reserves for separate accounts with assets at:
Fair value	$—	$—	$531,703	$531,703
Amortized cost	822,120	1,136,787	—	1,958,907
Total reserves	$822,120	$1,136,787	$531,703	$2,490,610

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$720,184	$980,598	$—	$1,700,782
At book value without fair value adjustment and with current surrender charge of 5% or more	101,936	156,189	—	258,125
At fair value	—	—	531,703	531,703
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	822,120	1,136,787	531,703	2,490,610
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$822,120	$1,136,787	$531,703	$2,490,610

58

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2011 is presented below:

2011
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$202,234
Transfers from separate accounts	329,520
Net transfers to (from) separate accounts	(127,286)

Reconciling adjustments:
Policy deductions and other expenses	923
Bonus account value	(25)
Other changes in surplus in Separate Account Statement	(2,598)
Other account adjustments	(382)
Transfers as reported in the Summary of Operations of the Company	$(129,368)

59

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2011

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$42,666	$43,056	$42,666
States, municipalities and political subdivisions	316,913	335,333	316,913
Foreign governments	47,168	49,397	47,168
All other corporate bonds	2,044,882	2,215,399	2,044,882
Total fixed maturities	2,451,629	2,643,185	2,451,629

Equity securities
Common stocks:
Industrial, miscellaneous and all other	127,703	156,815	156,815

Mortgage loans on real estate	44,342		44,342
Policy loans	123,730		123,730
Other long-term investments	57,819		57,819
Cash, cash equivalents and short-term investments	124,428		124,428
Total investments	$2,929,651		$2,958,763

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

60

Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2011
Individual life	$272,880	$—	$4	$4,521	$27,148	$16,079	$1,196
Individual health	—	—	—	—	—	—	—	$—
Group life and health	14,659	—	—	—	845	(439)	58	—
Annuity	1,977,557	—	127	351,698	120,480	428,157	17,030
	$2,265,096	$—	$131	$356,219	$148,473	$443,797	$18,284

Year ended December 31, 2010
Individual life	$270,190	$—	$4	$6,293	$26,285	$18,610	$1,384
Individual health	—	—	—	—	—	—	—	$—
Group life and health	16,113	—	—	—	871	(706)	68	—
Annuity	1,887,296	—	124	388,859	116,165	492,267	19,746
	$2,173,599	$—	$128	$395,152	$143,321	$510,171	$21,198

Year ended December 31, 2009
Individual life	$265,642	$—	$4	$2,613	$27,412	$11,048	$1,427
Individual health	—	—	—	—	—	—	—	$—
Group life and health	18,116	—	—	—	1,097	(1,518)	82	—
Annuity	1,697,046	—	165	553,409	106,959	626,452	18,420
	$1,980,804	$—	$169	$556,022	$135,468	$635,982	$19,929

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

61

Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2011
Life insurance in force Premiums:	$465,010	$232,764	$28,756	$261,002	11%
Individual life	$4,806	$405	$120	$4,521	3%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	355,105	3,407	—	351,698	0%
	$359,911	$3,812	$120	$356,219	0%

Year ended December 31, 2010
Life insurance in force Premiums:	$486,562	$243,066	$30,656	$274,152	11%
Individual life	$6,536	$392	$149	$6,293	2%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	390,891	2,032	—	388,859	0%
	$397,427	$2,424	$149	$395,152	0%

Year ended December 31, 2009
Life insurance in force Premiums:	$509,072	$254,691	$33,926	$288,307	12%
Individual life	$2,901	$447	$159	$2,613	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,948	(461)	—	553,409	0%
	$555,849	$(14)	$159	$556,022	0%

62

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2011, 2010 and 2009

With Report of Independent Registered Public

Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed the valuation bases for its statutory reserves for certain insurance products. Further, in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

/s/ Ernst & Young LLP

April 24, 2012
Cincinnati, Ohio

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,361,925	$3,392,567
Preferred and common stocks	968,793	1,041,192
Investments in common stocks of subsidiaries	1,755,449	1,830,045
Mortgage loans	37,631	38,567
Policy loans	173,728	170,600
Real estate:
Properties held for the production of income	3,320	3,581
Properties occupied by the Company	28,027	29,077
Properties held for sale	429	—
Cash, cash equivalents and short-term investments	261,501	148,733
Receivable for securities	1,520	1,023
Securities lending reinvested collateral assets	20,198	93,284
Other invested assets	703,419	676,441
Total cash and invested assets	7,315,940	7,425,110

Investment income due and accrued	43,127	92,988
Premiums deferred and uncollected	55,231	55,120
Current federal income taxes recoverable	—	37,998
Net deferred income tax asset	70,088	35,115
Receivables from parent, subsidiaries and affiliates	33,818	21,802
Other admitted assets	40,677	7,941
Separate account assets	757,365	808,003
Total admitted assets	$8,316,246	$8,484,077

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,621,759	$2,607,049
Accident and health reserves	218,463	220,824
Liability for deposit-type contracts	254,728	253,351
Policy and contract claims	47,625	47,626
Dividends payable to policyholders	41,093	41,205
Premiums received in advance	4,966	5,415
Total policy and contract liabilities	3,188,634	3,175,470

General expense due and accrued	12,208	16,687
Current federal income taxes payable	5,942	—
Asset valuation reserve	209,626	211,916
Interest maintenance reserve	38,750	40,544
Other liabilities	181,083	123,096
Liability for postretirement benefits other than pensions	229,101	230,730
Dividends to stockholders declared and unpaid	—	100,000
Derivatives	693	—
Payable for securities lending	138,287	244,025
Separate account liabilities	757,365	808,003
Total liabilities	4,761,689	4,950,471

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	25,003
Accumulated surplus	3,528,554	3,507,603
Total capital and surplus	3,554,557	3,533,606
Total liabilities and capital and surplus	$8,316,246	$8,484,077

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$280,357	$286,128	$286,465
Net investment income	442,613	301,204	264,658
Considerations for supplementary contracts with life contingencies	12	127	—
Amortization of the interest maintenance reserve	3,417	3,653	3,743
Commissions and expenses on reinsurance ceded	298	332	392
Other revenues	147	2,168	2,152
Total premiums and other revenues	726,844	593,612	557,410

Benefits paid or provided:
Death benefits	138,254	138,730	139,613
Annuity benefits	94,425	97,267	87,863
Disability and accident and health benefits	22,093	24,413	23,739
Surrender benefits	130,229	90,663	101,454
Payments on supplementary contracts with life contingencies	735	151	152
Other benefits	16,224	15,487	15,497
Increase (decrease) in policy reserves and other policyholders’ funds	12,111	4,249	(3,677)
Total benefits paid or provided	414,071	370,960	364,641

Insurance expenses and other deductions:
Commissions	34,390	42,154	50,650
Commissions and expenses on reinsurance assumed	1,949	2,031	2,109
General expenses	156,339	153,685	153,526
Net transfers to (from) separate account	(44,507)	(43,552)	(42,092)
Reserve adjustments on reinsurance assumed	(130,363)	(54,548)	(109,349)
Other deductions	27,503	40,383	28,473
Total insurance expenses and other deductions	45,311	140,153	83,317

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	267,462	82,499	109,452

Dividends to policyholders	58,191	59,001	57,884
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	209,271	23,498	51,568
Federal income tax expense (benefit), excluding tax on capital gains	(13,506)	(8,887)	134
Gain (loss) from operations before net realized capital gains (losses)	222,777	32,385	51,434
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	53,829	19,884	27,404
Net income (loss)	$276,606	$52,269	$78,838

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2009	$1,000	$5,000	$3,295,984	$3,301,984
Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	1,000	25,003	3,438,873	3,464,876
Net income (loss)	—	—	52,269	52,269
Change in net deferred income tax	—	—	(18,639)	(18,639)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $49,413)	—	—	131,660	131,660
Net change in nonadmitted assets and related items	—	—	75,625	75,625
Change in asset valuation reserve	—	—	(92,201)	(92,201)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in reserve on account of change in valuation basis	—	—	34,806	34,806
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(14,790)	(14,790)
Balance, December 31, 2010	1,000	25,003	3,507,603	3,533,606
Net income (loss)	—	—	276,606	276,606
Change in net deferred income tax	—	—	(16,716)	(16,716)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(34,487))	—	—	(145,894)	(145,894)
Net change in nonadmitted assets and related items	—	—	(27,272)	(27,272)
Change in asset valuation reserve	—	—	2,290	2,290
Dividends to stockholders	—	—	(52,000)	(52,000)
Change in additional minimum pension liability, net of tax	—	—	(31,947)	(31,947)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	15,884	15,884
Balance, December 31, 2011	$1,000	$25,003	$3,528,554	$3,554,557

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Operations activities
Premiums collected net of reinsurance	$281,647	$285,769	$285,427
Net investment income received	446,308	288,913	218,919
Benefits paid	(353,438)	(318,225)	(330,121)
Net transfers from (to) separate accounts	44,507	43,552	41,969
Commissions and expense paid	(142,431)	(135,325)	(132,627)
Dividends paid to policyholders	(58,303)	(58,389)	(58,499)
Federal income taxes recovered (paid)	22,074	(99,022)	4,278
Other, net	(5,160)	—	—
Net cash from (for) operations	235,204	7,273	29,346

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	833,469	584,558	899,899
Preferred and common stocks	335,578	323,808	775,666
Mortgage loans	1,794	6,383	1,649
Real estate	55,450	4,476	25,893
Other invested assets	161,358	116,164	135,559
Net gains (losses) on cash, cash equivalents and short-term investments	100	56	(740)
Miscellaneous proceeds	2,018	1,222	—
Net proceeds from investments sold, matured or repaid	1,389,767	1,036,667	1,837,926

Cost of investments acquired:
Debt securities	(810,740)	(473,203)	(1,203,004)
Preferred and common stocks	(298,299)	(479,608)	(496,986)
Mortgage loans	(914)	—	—
Real estate	(28,063)	(439)	(1,245)
Other invested assets	(98,525)	(250,357)	(90,513)
Miscellaneous applications	56	24	(412)
Total cost of investments acquired	(1,236,485)	(1,203,583)	(1,792,160)

Net change in policy and other loans	(3,128)	(2,438)	(5,288)
Net cash from (for) investments	150,154	(169,354)	40,478

Financing and Miscellaneous Sources
Borrowed money	—	—	(76,954)
Net deposits on deposit-type contract funds and other insurance liabilities	1,377	(2,996)	16,669
Dividends paid to stockholder	(118,321)	—	—
Other cash provided (applied)	(155,646)	175,718	(41,597)
Net cash from (for) financing and miscellaneous sources	(272,590)	172,722	(101,882)

Net change in cash, cash equivalents and short-term investments	112,768	10,641	(32,058)
Cash, cash equivalents and short-term investments:
Beginning of year	148,733	138,092	170,150
End of year	$261,501	$148,733	$138,092

Cash flow information for non-cash transactions
Capital contribution to Western-Southern Life Assurance Company in:
the form of common stock	$—	$—	$111,484
Capital contribution to Integrity Life Insurance Company in:
the form of common stock	—	—	105,197
Capital contribution to Columbus Life Insurance Company in the form of common stock	—	—	40,216
Capital contribution to Western & Southern Financial Group in the form of common stock	33,679	—	20,003
Dividend income received from Columbus Life Insurance Company in the form of debt securities	17,479	—	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2011, approximately 63.2% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,483.1 million and $2,547.7 million were allocated to the Closed Block as of December 31, 2011 and 2010, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included. In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2011	2010
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,554,557	$3,533,606
Deferred policy acquisition costs	214,029	231,190
Policy reserves	40,433	50,012
Asset valuation and interest maintenance reserves	248,376	252,460
Unrecognized benefit plan adjustments	(37,254)	(919)
Employee benefits	(48,806)	(35,142)
Income taxes	(139,312)	(147,435)
Net unrealized on available-for-sale securities	418,780	152,091
Subsidiary equity	1,148,758	959,601
Policyholder dividend obligation	(331,544)	(205,132)
Subsidiary reinsurance recoverable	145,459	149,999
Other, net	38,730	30,366
Stockholder’s equity, GAAP basis	$5,252,206	$4,970,697

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2011	2010	2009
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$276,606	$52,269	$78,838
Deferred policy acquisition costs	612	3,966	10,785
Policy reserves	(7,374)	(370)	(3,980)
Employee benefit income	2,925	5,197	3,105
Income taxes	(16,366)	(33,061)	28,788
Interest maintenance reserve	(1,794)	(705)	7,080
SAP vs. GAAP subsidiary income	177,595	176,928	29,246
Private equity/real estate adjustments	15,223	40,333	13,193
Investment write-downs	4,896	1,326	41,872
Income from subsidiary reinsurance	(4,310)	36,628	(11,696)
Dividends from subsidiaries	(150,000)	(50,000)	—
Other, net	(28,065)	7,562	(1,224)
Net income (loss), GAAP basis	$269,948	$240,073	$196,007

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2011	2010
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	11%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	25	27
1980 Commissioners Standard Ordinary, 4% – 6%	37	36
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	5	4
Other, 2-1/2% – 6%	5	5
	98	98
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	2	2
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2011 and 2010, reserves of $30.2 million and $34.8 million, respectively, were recorded on inforce amounts of $1,463.6 million and $1,625.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2011 and 2010. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $139.4 million and $16.5 million in the general and separate account, respectively. At December 31, 2010, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $237.2 million and $75.9 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2011 and 2010, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2011 and 2010, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2011, the fair value of the collateral that could be requested to be returned on demand by the borrower was $154.5 million. The fair value of the collateral contractually obligated under 30-day terms was $5.9 million. At December 31, 2011, the fair value of the total collateral in the general account was $143.4 million, $122.9 million of which was managed by an affiliated agent and $20.5 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $17.0 million, which was all managed by an unaffiliated agent. At December 31, 2010, the fair value of the total collateral for the general account was $242.8 million, $149.8 million of which was managed by an affiliated agent and $93.0 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $77.9 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents. The aggregate collateral broken out by maturity date is as follows at December 31, 2011:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	115,728	116,037
31 to 60 days	—	—
61 to 90 days	2,500	2,500
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	7,274	7,272
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	34,596	34,596
Total collateral	$160,098	$160,405

At December 31, 2011, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $155.3 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts. There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 21 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carry value of $80.6 million and a fair value of $79.1 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2010, the Company changed the statutory valuation method for active life group long-term disability coverage from contract reserves to an unearned premium reserve. Statement of Statutory Accounting Principles No. 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations. The Company has recorded an increase of $34.8 million to surplus as a result of the change in valuation basis through the Change in Reserve on Account of Change in Valuation Basis line on the Statement of Changes in Capital and Surplus.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions. SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral. Collateral received which may not be sold or repledged is not recorded on the balance sheet. For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral. The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral. Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet. At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $93.3 million and an increase in the obligation to return the collateral of $93.3 million.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100). SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement. SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing. SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability. The adoption of SSAP 100 did not have a material impact on the Company’s financial statements. See Note 3 for further information.

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R). In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost. SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009. As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R. The cumulative effect adjustment is net of federal income taxes of $4.4 million. SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard. The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009. SSAP 10R is effective for 2009, 2010 and 2011 financial statements only. SSAP 10 and SSAP 10R will be replaced by SSAP 101, which is effective January 1, 2012, as authoritative guidance over the reporting of income taxes. See prior accounting change note for further information.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99). SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment. SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities. This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured. The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2011 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2012.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$57,727	$5,213	$—	$62,940
Debt securities issued by states of the U.S. and political subdivisions of the states	28,362	2,624	—	30,986
Corporate securities	2,194,600	389,623	(10,169)	2,574,054
Commercial mortgage-backed securities	179,161	9,855	(7)	189,009
Residential mortgage-backed securities	710,924	25,730	(46,726)	689,928
Asset-backed securities	191,151	4,142	(9,007)	186,286
Total	$3,361,925	$437,187	$(65,909)	$3,733,203

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$38,998	$3,523	$(635)	$41,886
Debt securities issued by states of the U.S. and political subdivisions of the states	47,732	710	(561)	47,881
Corporate securities	2,316,100	236,299	(9,660)	2,542,739
Commercial mortgage-backed securities	199,091	7,964	(22)	207,033
Residential mortgage-backed securities	724,305	15,222	(60,320)	679,207
Asset-backed securities	66,341	3,494	(2,757)	67,078
Total	$3,392,567	$267,212	$(73,955)	$3,585,824

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company holds investments in certain loan-backed securities that are classified in the asset-backed securities line above. The book/adjusted carry value and fair value of these securities are $77.4 million and $75.5 million, respectively, at December 31, 2011. These loan-backed securities were classified as corporate securities at December 31, 2010. See the Accounting Changes section in Note 1 for further discussion.

At December 31, 2011 and 2010, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carry value of $309.4 million and $285.3 million, respectively, and an aggregate fair value of $266.8 million and $249.4 million, respectively. Such holdings amounted to 9.2% and 8.4%, respectively, of the Company’s investments in debt securities and 3.7% and 3.4%, respectively, of the Company’s total admitted assets as of December 31, 2011 and 2010. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$117	$3	$—	$120

Common stocks, unaffiliated	$644,478	$287,356	$(48,151)	$883,683
Common stocks, mutual funds	83,158	4,059	(2,224)	84,993
Common stocks, subsidiaries	1,458,549	296,900	—	1,755,449
	$2,186,185	$588,315	$(50,375)	$2,724,125

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2010:
Preferred stocks	$334	$1	$—	$335

Common stocks, unaffiliated	$617,053	$343,234	$(8,681)	$951,606
Common stocks, mutual funds	81,583	8,106	(437)	89,252
Common stocks, subsidiaries	1,453,548	376,497	—	1,830,045
	$2,152,184	$727,837	$(9,118)	$2,870,903

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(6,040)	108,219	(4,129)	22,525
Commercial mortgage-backed securities(1)	(7)	13,951	—	—
Residential mortgage-backed securities(1)	(2,582)	42,142	(44,144)	190,978
Asset-backed securities(1)	(2,008)	41,542	(6,999)	37,913
Total	$(10,637)	$205,854	$(55,272)	$251,416

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(46,821)	$181,130	$(1,330)	$5,244
Common stocks, mutual funds	(2,223)	34,403	(1)	6
Total	$(49,044)	$215,533	$(1,331)	$5,250

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(635)	$14,301	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(561)	19,295	—	—
Corporate securities	(4,140)	133,723	(5,520)	58,429
Commercial mortgage-backed securities(1)	(22)	5,715	—	—
Residential mortgage-backed securities(1)	(1,048)	30,484	(59,272)	237,645
Asset-backed securities(1)	—	—	(2,757)	23,393
Total	$(6,406)	$203,518	$(67,549)	$319,467

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(7,479)	$117,664	$(1,202)	$17,829
Common stocks, mutual funds	(85)	11,080	(352)	4,069
Total	$(7,564)	$128,744	$(1,554)	$21,898

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2011 and 2010, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 14.6% and 11.0% of the carrying value of these securities at December 31, 2011 and 2010, respectively. At December 31, 2011, there were a total of 176 securities held that are considered temporarily impaired, 57 of which have been impaired for 12 months or longer. At December 31, 2010, there were a total of 253 securities held that are considered temporarily impaired, 95 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $39.1 million, $11.6 million and $76.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2011 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2011:

021468AG8	$2,768	$2,533	$235	$2,533	$2,014	12/31/2011
05948KXT1	4,598	4,428	170	4,428	3,473	12/31/2011
12668BYF4	1,507	1,424	83	1,424	1,109	12/31/2011
17309AAD1	14,373	13,443	930	13,443	11,913	12/31/2011
46628SAJ2	2,307	1,946	361	1,946	1,266	12/31/2011
61751DAH7	13,499	12,977	522	12,977	8,019	12/31/2011
61752RAL6	850	787	63	787	537	12/31/2011
74922EAF6	364	336	28	336	268	12/31/2011
75970JAD8	1,312	1,231	81	1,231	956	12/31/2011
761118MD7	19,322	18,653	669	18,653	16,079	12/31/2011
76112HAD9	14,942	11,801	3,141	11,801	8,496	12/31/2011
872225AF4	524	158	366	158	139	9/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	$78,175	$71,175	$7,000	$71,175	$55,025

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2010:

74922EAF6	$408	$396	$12	$396	$321	12/31/2010
75970JAD8	1,605	1,464	141	1,464	1,282	12/31/2010
872225AF4	966	563	403	563	359	12/31/2010
12668BYF4	1,747	1,644	103	1,644	1,281	9/30/2010
75970JAJ5	8,188	7,043	1,145	7,043	4,312	9/30/2010
021468AG8	3,318	3,062	256	3,062	2,358	6/30/2010
02148JAD9	3,873	3,626	247	3,626	2,749	6/30/2010
12628KAA0	63	51	12	51	51	6/30/2010
45660L2V0	6,712	6,430	282	6,430	4,863	6/30/2010
52521HAJ2	3,040	2,917	123	2,917	2,286	6/30/2010
61749EAF4	3,053	2,790	263	2,790	1,890	6/30/2010
75970JAJ5	8,411	8,238	173	8,238	4,866	6/30/2010
76112HAD9	17,087	15,172	1,915	15,172	11,819	6/30/2010
872225AF4	1,787	950	837	950	564	6/30/2010
Total	$60,258	$54,346	$5,912	$54,346	$39,001

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)

For the six month period ended December 31, 2009:

12668BYF4	$1,838	$1,749	$89	$1,749	$1,377	12/31/2009
65538PAF5	8,207	8,023	184	8,023	5,764	12/31/2009
75970JAJ5	8,744	8,446	298	8,446	5,038	12/31/2009
761118MD7	21,594	20,588	1,006	20,588	14,524	12/31/2009
059515BF2	3,810	3,349	461	3,349	2,735	9/30/2009
872225AF4	2,990	1,846	1,144	1,846	803	9/30/2009
Total	$47,183	$44,001	$3,182	$44,001	$30,241

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2011, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$83,226	$84,054
After one through five	478,165	516,226
After five through ten	452,173	507,709
After ten	1,267,125	1,559,991
Mortgage-backed securities/Asset-backed securities	1,081,236	1,065,223
Total	$3,361,925	$3,733,203

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2011, 2010 and 2009 were $469.4 million, $316.1 million, and $723.8 million; gross gains of $2.6 million, $6.6 million, and $15.3 million and gross losses of $0.9 million, $1.8 million, and $8.7 million were realized on these sales in 2011, 2010 and 2009, respectively.

Proceeds from the sales of investments in equity securities during 2011, 2010 and 2009 were $283.2 million, $316.0 million, and $438.7 million; gross gains of $103.4 million, $55.0 million, and $130.0 million and gross losses of $7.2 million, $14.1 million, and $51.5 million were realized on these sales in 2011, 2010 and 2009, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2011	2010	2009
	(In Thousands)

Realized capital gains (losses)	$90,823	$34,615	$65,783
Less amount transferred to IMR (net of related taxes (benefits) of $874 in 2011, $1,587 in 2010 and $5,827 in 2009)	1,623	2,948	10,823
Less federal income tax expense (benefit) of realized capital gains (losses)	35,371	11,783	27,556
Net realized capital gains (losses)	$53,829	$19,884	$27,404

Net investment income consisted of the following for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Debt securities	$188,836	$200,231	$194,731
Equity securities	181,432	72,657	37,725
Mortgage loans	2,678	3,021	2,989
Real estate	13,889	13,614	18,219
Policy loans	11,755	11,312	11,143
Cash, cash equivalents and short-term investments	479	521	1,533
Other invested assets	62,079	17,382	16,340
Other	711	856	2,192
Gross investment income	461,859	319,594	284,872
Investment expenses	19,246	18,390	20,214
Net investment income	$442,613	$301,204	$264,658

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2011, 76.3% of such mortgages, or $28.7 million, involved properties located in Texas and Florida. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.3 million. During 2011, the respective maximum and minimum lending rates for mortgage loans issued were 7.00% and 2.48%, respectively. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

During 2011, the Company had proceeds from the sale of two real estate investments in the amount of $55.5 million and realized gains of $27.9 million on the sales. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. Proceeds from the sales of real estate during 2010 and 2009 were $4.5 million and $25.9 million, respectively. No gross gains or losses were realized on the sales of real estate in 2010 and 2009.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include private equity investments, fixed income funds, real estate partnerships and surplus debentures. The fair values of private equity investments and fixed income funds have been determined using available sales prices, the net asset values of the funds or internal valuation methodologies appropriate for the specific assets. The fair values of certain real estate partnership investments have been determined utilizing internal valuation methodologies appropriate for the specific assets. The fair values of surplus debentures have been determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Assets:
Residential mortgage-backed securities	$687	$—	$—	$687
Common stocks, unaffiliated	883,683	883,683	—	—
Common stocks, mutual funds	84,992	84,992	—	—
Separate account assets	757,365	418,846	150,908	187,611
Total assets	$1,726,727	$1,387,521	$150,908	$188,298

Liabilities:
Derivatives	$(693)	$—	$—	$(693)

At December 31, 2010:
Assets:
Residential mortgage-backed securities	$324	$—	$—	$324
Common stocks, unaffiliated	951,606	951,606	—	—
Common stocks, mutual funds	89,252	89,252	—	—
Separate account assets	808,003	506,934	146,994	154,075
Total assets	$1,849,185	$1,547,792	$146,994	$154,399

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2011
	(In Thousands)
Assets:
Residential mortgage-backed securities	$324	$(366)	$169	$—	$(56)	$616	$—	$687
Separate account assets	154,075	—	—	20,963	12,573	—	—	187,611
Total assets	$154,399	$(366)	$169	$20,963	$12,517	$616	$—	$188,298

Liabilities:
Derivatives	$—	$462	$(129)	$—	$(1,026)	$—	$—	$(693)

*       Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$—	$(56)	$(56)
Separate account assets	22,223	—	—	(9,650)	12,573
Derivative liabilities	—	(1,388)	—	362	(1,026)
Total	$22,223	$(1,388)	$—	$(9,344)	$11,491

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers In (Out)	Ending Asset/ (Liability) as of
	January 1, 2010	Net Income	Surplus	Other	and Settlements	of Level 3	December 31, 2010
	(In Thousands)
Assets:
Residential mortgage-backed securities	$804	$(1,241)	$788	$—	$(27)	$—	$324
Separate account assets	141,149	—	—	14,450	(1,524)	—	154,075
Total assets	$141,953	$(1,241)	$788	$14,450	$(1,551)	$—	$154,399

*     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Debt securities	$3,361,925	$3,733,203	$3,392,567	$3,585,824
Preferred stocks	117	120	334	335
Common stocks, unaffiliated	883,683	883,683	951,606	951,606
Common stocks, mutual funds	84,993	84,993	89,252	89,252
Mortgage loans	37,631	40,549	38,567	40,948
Cash, cash equivalents and short-term investments	261,501	261,501	148,733	148,733
Securities lending reinvested collateral assets	20,198	20,507	93,284	92,970
Other invested assets	703,419	774,783	676,441	748,648
Separate account assets	757,365	757,365	808,003	808,003

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,787	$7,424	$6,935	$7,431
Derivatives	693	693	—	—
Securities lending liability	138,287	138,287	244,025	244,025

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $986.9 million at December 31, 2011. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$9,880,752	$10,004,546
Preferred and common stocks	145,519	147,685
Investment in common stock of subsidiaries	949	8,929
Mortgage loans	753,520	724,580
Policy loans	44,615	45,371
Real estate, held for the production of income	25,323	26,134
Cash, cash equivalents and short-term investments	160,639	393,869
Receivable for securities	4,925	4,619
Derivatives	2,920	—
Securities lending reinvested collateral assets	27,846	28,377
Other invested assets	128,269	100,138
Total cash and invested assets	11,175,277	11,484,248

Investment income due and accrued	106,674	109,296
Premiums deferred and uncollected	21,658	21,204
Net deferred income tax asset	32,662	34,546
Other admitted assets	12,813	19,858
Separate account assets	45,779	56,188
Total admitted assets	$11,394,863	$11,725,340

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$8,977,599	$8,725,764
Liability for deposit-type contracts	908,197	1,272,868
Policy and contract claims	9,743	9,893
Premiums received in advance	372	399
Total policy and contract liabilities	9,895,911	10,008,924

General expense due and accrued	5,813	5,617
Current federal income taxes payable to parent	5,763	13,374
Transfer to (from) separate accounts due and accrued, net	(2,798)	(3,727)
Asset valuation reserve	91,872	69,891
Interest maintenance reserve	13,070	4,603
Other liabilities	40,735	46,483
Dividends to stockholders declared and unpaid	—	25,000
Derivatives	—	506
Payable for securities lending	311,859	466,148
Separate account liabilities	45,779	56,188
Total liabilities	10,408,004	10,693,007

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	761,308	761,308
Accumulated surplus	223,051	268,525
Total capital and surplus	986,859	1,032,333
Total liabilities and capital and surplus	$11,394,863	$11,725,340

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$887,767	$1,024,683
Net investment income	603,042	602,096
Considerations for supplementary contracts with life contingencies	3,184	2,831
Amortization of the interest maintenance reserve	2,536	396
Fees from management of separate accounts	588	746
Other revenues	343	1,628
Total premiums and other revenues	1,497,460	1,632,380
Benefits paid or provided:
Death benefits	87,181	83,336
Annuity benefits	230,265	198,285
Disability and accident and health benefits	2,861	2,840
Surrender benefits	570,448	580,771
Payments on supplementary contracts with life contingencies	3,322	309
Other benefits	52,632	61,690
Increase (decrease) in policy reserves and other policyholders’ funds	251,835	431,643
Total benefits paid or provided	1,198,544	1,358,874
Insurance expenses and other deductions:
Commissions	55,791	66,273
General expenses	73,643	72,888
Net transfers to (from) separate accounts	(8,958)	(17,479)
Other deductions	12,534	11,024
Total insurance expenses and other deductions	133,010	132,706
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	165,906	140,800
Federal income tax expense (benefit), excluding tax on capital gains	41,944	37,888
Gain (loss) from operations before net realized capital gains (losses)	123,962	102,912
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(19,642)	(22,312)
Net income (loss)	$104,320	$80,600

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Intercompany fees for management services provided to the Company’s subsidiaries and affiliates, both direct and indirect, included in net income of the Company were as follows:

	2011	2010	2009
	(In Thousands)

WSLAC	$72,812	$75,784	$72,767
Columbus Life	5,996	5,711	5,629
Integrity	10,994	10,204	11,620
National	8,239	7,903	7,662
Lafayette Life*	5,675	945	912
Total	$103,716	$100,547	$98,590

* The intercompany fees for management services provided to The Lafayette Life Insurance Company (Lafayette Life) significantly increased in 2011 due to the transition of Lafayette Life’s home office operations from Lafayette, Indiana to Cincinnati, Ohio in June of 2011.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $24.7 million, $27.9 million and $18.8 million in 2011, 2010 and 2009, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $212.3 million and $261.3 million at December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had $85.0 million and $89.3 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 9, 2011, the Company paid a $15.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.

On December 9, 2011, the Company paid a $37.0 million ordinary dividend to its parent, WSFG. The dividend consisted of $3.3 million in cash and $33.7 million in common stocks. WSFG contributed the cash and common stock to its subsidiary, Lafayette Life.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company received a $75.0 million ordinary dividend and a $25.0 million extraordinary dividend from its subsidiary, WSLAC, on December 5, 2011 and December 28, 2011, respectively. The dividends were in the form of cash.

The Company received a $26.0 million extraordinary dividend and a $6.5 million extraordinary dividend from its subsidiary, Columbus Life, on December 5, 2011 and December 29, 2011, respectively. The dividends were in the form of cash.

The Company received a $14.7 million extraordinary dividend and a $2.8 million extraordinary dividend from its subsidiary, Columbus Life, on December 20, 2011 and December 28, 2011, respectively. The dividends were in the form of bonds at fair value.

At December 31, 2010, the Company accrued $100.0 million for a dividend to be paid in the form of cash to its parent, WSFG. The dividend was paid on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from WSLAC. The dividend was received on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from Columbus Life. The dividend was received on January 3, 2011.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, WSLAC, Columbus Life and Integrity, respectively. The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, WSFG, in the amount of $20.0 million. The contribution was in the form of common stock at fair value.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $639.1 million and $654.9 million at December 31, 2011 and 2010, respectively.

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.2 million and $1.0 million at December 31, 2011 and 2010, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2011	2010	2009
	(In Thousands)

Direct premiums	$281,531	$289,174	$292,220
Assumed premiums:
Affiliates	4,474	2,838	226
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,648)	(5,884)	(5,981)
Net premiums	$280,357	$286,128	$286,465

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2011	2010	2009
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	2,910	2,991	2,682
Policy and contract liabilities:
Affiliates	639,092	654,948	674,214
Nonaffiliates	52,153	50,521	49,148
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	150	320	584

Other than as described above, in 2011, 2010 and 2009, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

At December 31, 2011, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2011, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2011, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2011 if all reinsurance agreements were cancelled.

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due from the subsidiaries and affiliates for federal income taxes were $7.3 million and $28.1 million at December 31, 2011 and 2010, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2011, in the event of future net losses is $33.7 million, $0.0 million and $26.8 million from 2011, 2010 and 2009, respectively.

The change in net deferred income taxes is comprised of the following:

2011		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$243,601	$39,280	$282,881
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	243,601	39,280	282,881
(d)	Deferred tax liabilities	102,995	109,798	212,793
(e)	Net deferred tax assets/(liabilities) (c – d)	140,606	(70,518)	70,088
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$140,606	$(70,518)	$70,088

2010		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$218,886	$18,583	$237,469
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	218,886	18,583	237,469
(d)	Deferred tax liabilities	63,913	138,441	202,354
(e)	Net deferred tax assets/(liabilities) (c – d)	154,973	(119,858)	35,115
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$154,973	$(119,858)	$35,115

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
			(In Thousands)

(a)	Gross deferred tax assets	$24,715	$20,697	$45,412
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	24,715	20,697	45,412
(d)	Deferred tax liabilities	39,082	(28,643)	10,439
(e)	Net deferred tax assets/(liabilities) (c – d)	(14,367)	49,340	34,973
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$(14,367)	$49,340	$34,973

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10. The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2011	2010	Change
	(In Thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$18,391	$2,507	$15,884

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2011		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$—	$5,500	$5,500
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	46,197	—	46,197
(c)	SSAP 10R, Paragraph 10.b.i.	46,197	—	46,197
(d)	SSAP 10R, Paragraph 10.b.ii.			354,259
(e)	SSAP 10R, Paragraph 10.c.	179,013	33,780	212,793
(f)	Total (a + b + e)	$225,210	$39,280	$264,490

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$—	$5,500	$5,500
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	65,689	—	65,689
(i)	SSAP 10R, Paragraph 10.e.ii.a.	65,689	—	65,689
(j)	SSAP 10R, Paragraph 10.e.ii.b.			531,389
(k)	SSAP 10R, Paragraph 10.e.iii.	177,912	33,780	211,692
(l)	Total (g + h + k)	$243,601	$39,280	$282,881

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$3,976,288
(n)	RBC authorized control level	$412,942

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2010		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$8,129	$—	$8,129
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	24,479	—	24,479
(c)	SSAP 10R, Paragraph 10.b.i.	24,479	—	24,479
(d)	SSAP 10R, Paragraph 10.b.ii.			341,003
(e)	SSAP 10R, Paragraph 10.c.	183,771	18,583	202,354
(f)	Total (a + b + e)	$216,379	$18,583	$234,962

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$8,129	$—	$8,129
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	46,297	—	46,297
(i)	SSAP 10R, Paragraph 10.e.ii.a.	46,297	—	46,297
(j)	SSAP 10R, Paragraph 10.e.ii.b.			511,505
(k)	SSAP 10R, Paragraph 10.e.iii.	164,460	18,583	183,043
(l)	Total (g + h + k)	$218,886	$18,583	$237,469

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$3,928,973
(n)	RBC authorized control level	$405,907

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$(8,129)	$5,500	$(2,629)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	21,718	—	21,718
(c)	SSAP 10R, Paragraph 10.b.i.	21,718	—	21,718
(d)	SSAP 10R, Paragraph 10.b.ii.			13,256
(e)	SSAP 10R, Paragraph 10.c.	(4,758)	15,197	10,439
(f)	Total (a + b + e)	$8,831	$20,697	$29,528

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(8,129)	$5,500	$(2,629)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	19,392	—	19,392
(i)	SSAP 10R, Paragraph 10.e.ii.a.	19,392	—	19,392
(j)	SSAP 10R, Paragraph 10.e.ii.b.			19,884
(k)	SSAP 10R, Paragraph 10.e.iii.	13,452	15,197	28,649
(l)	Total (g + h + k)	$24,715	$20,697	$45,412

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluations were as follows:

(m)	Total adjusted capital	$47,315
(n)	RBC authorized control level	$7,035

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs is as follows:

	Ordinary	Capital	Total
For the year ended December 31, 2011:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

For the year ended December 31, 2010:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	0.00%	0.00%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	0.00%	0.00%

Change:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

2011		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$225,210	$39,280	$264,490
(b)	Admitted assets			$8,297,855
(c)	Adjusted statutory surplus *			$3,536,166
(d)	Total adjusted capital from DTAs			$3,957,897

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$18,391	$—	$18,391
(f)	Admitted assets			$18,391
(g)	Statutory surplus			$18,391

2010		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$216,379	$18,583	$234,962
(b)	Admitted assets			$8,481,570
(c)	Adjusted statutory surplus *			$3,531,099
(d)	Total adjusted capital from DTAs			$3,926,466

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$2,507	$—	$2,507
(f)	Admitted assets			$2,507
(g)	Statutory surplus			$2,507

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$8,831	$20,697	$29,528
(b)	Admitted assets			$(183,715)
(c)	Adjusted statutory surplus *			$5,067
(d)	Total adjusted capital from DTAs			$31,431

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets
(f)	Admitted assets	$15,884	$—	$15,884
(g)	Statutory surplus			$15,884
				$15,884

*       As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets did not change for the years ended December 31, 2011, 2010 and 2009, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	2011	2010	2009
	(In Thousands)
Federal	$(2,101)	$(2,860)	$6,783
Foreign	365	—	—
Subtotal	(1,736)	(2,860)	6,783
Federal income tax on net capital gains	35,371	11,783	27,556
Utilization of capital loss carry-forwards	—	—	—
Other	(11,770)	(6,027)	(6,649)
Federal and foreign income taxes incurred	$21,865	$2,896	$27,690

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

			2011	2010	Change
			(In Thousands)
Deferred tax assets:
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	57,707	51,504	6,203
	(4)	Investments	3,769	—	3,769
	(5)	Deferred acquisition costs	33,134	33,979	(845)
	(6)	Policyholder dividends accrual	9,579	9,784	(205)
	(7)	Fixed assets	1,201	2,878	(1,677)
	(8)	Compensation and benefits accrual	114,600	113,309	1,291
	(9)	Pension accrual	17,202	—	17,202
	(10)	Receivables – nonadmitted	731	971	(240)
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	5,678	6,461	(783)
	(14)	Subtotal	243,601	218,886	24,715
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		—	—	—
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		243,601	218,886	24,715
(e)	Capital:
	(1)	Investments	39,280	18,583	20,697
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	—	—	—
	(5)	Subtotal	39,280	18,583	20,697
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		—	—	—
(h)	Admitted capital deferred tax assets (e5 – f – g)		39,280	18,583	20,697
(i)	Admitted deferred tax assets (d + h)		$282,881	$237,469	$45,412

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			2011	2010	Change
			(In Thousands)
Deferred tax liabilities:
(a)	Ordinary:
	(1)	Investments	$70,185	$38,821	$31,364
	(2)	Fixed assets	4,767	4,478	289
	(3)	Deferred and uncollected premium	19,180	19,104	76
	(4)	Policyholder reserves	—	—	—
	(5)	Other	8,863	1,510	7,353
	(6)	Subtotal	102,995	63,913	39,082
(b)	Capital:
	(1)	Investments	109,798	138,441	(28,643)
	(2)	Real estate	—	—	—
	(3)	Other	—	—	—
	(4)	Subtotal	109,798	138,441	(28,643)
(c)	Deferred tax liabilities (a6 + b4)		$212,793	$202,354	$10,439

Net deferred tax assets (liabilities)			$70,088	$35,115	$34,973

Less tax (expense) benefit from unrealized gains/losses and additional minimum pension liability					51,689
Change in net deferred income taxes					$(16,716)

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2011	Tax Rate	2010	Tax Rate	2009	Tax Rate
	(In Thousands)
Provision computed at statutory rate	$73,245	35.00%	$8,224	35.00%	$18,049	35.00%
Dividends received deduction	(56,613)	(27.05)	(20,372)	(86.70)	(2,586)	(5.01)
Tax credits	(1,621)	(0.77)	(870)	(3.70)	(1,792)	(3.48)
Other invested assets	1,716	0.82	1,387	5.90	5,563	10.79
Medicare Part D	—	0.00	4,900	20.85	—	0.00
Pension plan	7,221	3.45	7,432	31.63	3,427	6.65
Pension asset	(14,000)	(6.69)	—	0.00	—	0.00
Additional minimum pension liability	(17,202)	(8.22)	—	0.00	9,814	19.03
Change in reserve valuation basis	—	0.00	12,182	51.84	—	0.00
Security transfer (1)	—	0.00	—	0.00	(54,845)	(106.35)
Other	(2,609)	(1.25)	(3,463)	(14.73)	(4,718)	(9.16)
Total	$(9,863)	(4.71)%	$9,420	40.09%	$(27,088)	(52.53)%

Federal and foreign income taxes incurred	$(13,506)	(6.45)%	$(8,887)	(37.82)%	$134	0.26%
Change in net deferred income taxes (2)	3,643	1.74	18,307	77.91	(27,222)	(52.79)
Total statutory income taxes	$(9,863)	(4.71)%	$9,420	40.09%	$(27,088)	(52.53)%

(1)          Tax effects of securities transferred to other legal entities within the tax sharing agreement.

(2)          Excludes change in net deferred income taxes on certain realized gains/losses of $(4,129), $332 and $(4,532) for the years ended December 31, 2011, 2010 and 2009, respectively.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2011 and 2010, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $355.5 million in 2012 without seeking prior regulatory approval based on capital and surplus of $3,554.6 million at December 31, 2011.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2011, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2011, the Company has future commitments to provide additional capital contributions of $288.0 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2011, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	406,665	—	—	406,665	35.1
Not subject to discretionary withdrawal	12,782	—	740,044	752,826	64.9
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	419,447	—	740,044	1,159,491	100.0%
Less reinsurance ceded	152,075	—	—	152,075
Net annuity reserves and deposit-type contract liabilities	$267,372	$—	$740,044	$1,007,416

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$727,416	$728,185	$151,736	$199,983
Service cost	14,702	15,998	5,396	4,233
Interest cost	40,815	43,346	8,582	8,689
Medicare Part D payments received	—	—	1,778	1,869
ERRP reimbursement received	—	—	905	670
Contribution by plan participants	—	—	3,191	2,806
Actuarial (gain) loss	81,094	32,400	(6,254)	(51,146)
Benefits paid	(43,813)	(42,881)	(15,596)	(15,368)
Plan amendments	—	(49,632)	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	5,719	—
Benefit obligation at end of year	$820,214	$727,416	$155,457	$151,736

Change in plan assets:
Fair value of plan assets at beginning of year	$726,156	$667,677	$—	$—
Actual return on plan assets	17,700	101,360	—	—
Employer contribution	40,000	—	9,722	10,023
Plan participants’ contributions	—	—	3,191	2,806
Medicare Part D payments received	—	—	1,778	1,869
ERRP reimbursement received	—	—	905	670
Benefits paid	(43,813)	(42,881)	(15,596)	(15,368)
Fair value of plan assets at end of year	$740,043	$726,156	$—	$—

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010
	(In Thousands)
Funded status:
(Unfunded) overfunded obligation	$(80,171)	$(1,260)	$(155,457)	$(151,736)
Unamortized prior service cost	(38,426)	(41,745)	(24,315)	(27,258)
Unrecognized net (gain) or loss	591,315	512,727	(55,686)	(51,736)
Prepaid assets* (accrued liabilities)	$472,718	$469,722	$(235,458)	$(230,730)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$789,193	$697,234	$(155,457)	$151,736

Benefit obligation for nonvested employees:
Projected pension obligation	$6,233	$5,331	$—	$—
Accumulated benefit obligation	$4,648	$4,646	$—	$—

*Indicates nonadmitted

	Pension Benefits
	2011	2010	2009
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$14,702	$15,998	$13,266
Interest cost	40,815	43,346	41,759
Expected return on plan assets	(55,298)	(61,015)	(68,561)
Amount of recognized gains and losses	40,103	36,444	28,348
Amount of prior service cost recognized	(3,318)	1,586	1,586
Total net periodic benefit cost (benefit)	$37,004	$36,359	$16,398

	Postretirement Medical
	2011	2010	2009
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$5,396	$4,233	$5,788
Interest cost	8,582	8,689	11,311
Amount of recognized gains and losses	(2,244)	(2,922)	(76)
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$8,862	$7,128	$14,151

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010

Weighted average discount rate	5.75%	6.13%	5.75%	6.13%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	7.50%	8.00%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010

Weighted average discount rate	4.90%	5.75%	4.90%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company’s additional minimum pension liability was $49.1 million and $0.0 million at December 31, 2011 and 2010, respectively. At December 31, 2011, there was a net surplus decrease of $31.9 million resulting from a $49.1 million increase in the additional minimum pension liability partially offset by a tax benefit of $17.2 million.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was reduced from 5.75% at December 31, 2010 to 4.90% at December 31, 2011. This resulted in a $77.8 million increase in the pension benefit obligation in 2011.

Effective January 1, 2012, the Company’s postretirement benefit plan was merged with the postretirement benefit plan of Lafayette Life. The plan merger was formally approved in December of 2011, therefore, the Company increased its postretirement benefit obligation by $5.5 million to reflect its additional liability at December 31, 2011 and recorded a receivable from Lafayette Life in an equivalent amount.

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

On September 22, 2010, the Company adopted an amendment to the pension plan that changes the formula used to calculate plan participant benefits prospectively effective January 1, 2011, subject to special transition provisions applicable to participants whereby the sum of years of service and age is equal to or greater than 70. The plan amendment is expected to reduce the annual service cost accrued and participant benefits paid by the pension plan in future years. The impact to future service cost accrued and participant benefits paid will depend on various factors including length of service and retirement age. The plan amendment resulted in a $49.6 million decrease in the pension benefit obligation in 2010.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2011 and 2010, and the target allocation for 2011 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2011	2011	2010
Asset category:
Equity securities	47%	54%	59%
Fixed income securities	40	20	21
Short-term investments	—	—	—
Other	13	26	20
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status,

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,138	$12,138	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,635	—	3,635	—
Corporate securities	93,991	—	93,991	—
Residential mortgage-backed securities	21,054	—	21,054	—
Commercial mortgage-backed securities	18,456	—	18,456	—
Equity securities:
Common equity	260,862	260,862	—	—
Mutual funds	140,872	140,872	—	—
Other invested assets:
Private equity and fixed income funds	156,745	—	—	156,745
Surplus notes	2,118	—	2,118	—
Other assets	30,172	—	9,270	20,902
Total plan assets	$740,043	$413,872	$148,524	$177,647

69

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2010:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,502	$9,502	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	4,203	—	4,203	—
Debt securities issued by foreign governments	1,215	—	1,215	—
Corporate securities	96,649	—	96,649	—
Residential mortgage-backed securities	18,623	—	18,623	—
Commercial mortgage-backed securities	14,072	—	14,072	—
Equity securities:
Common equity	285,674	285,674	—	—
Mutual funds	143,260	143,260	—	—
Other invested assets:
Private equity and fixed income funds	133,948	—	—	133,948
Other assets	19,010	—	8,606	10,404
Total plan assets	$726,156	$438,436	$143,368	$144,352

70

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2011	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2011
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$133,948	$10,348	$—	$12,449	$—	$—	$156,745
Other assets	10,404	10,498	—	—	—	—	20,902
Total	$144,352	$20,846	$—	$12,449	$—	$—	$177,647

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$20,576	$—	$—	$(8,127)	$12,449

71

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

		Actual Return Gains
		(Losses) on Plan Assets
		Relating to
	Beginning	Assets Still	Relating to		Transfers	Ending
	Assets as of	Held at the	Assets Sold	Purchases,	In (Out)	Assets as of
	January 1,	Reporting	During the	Sales and	of	December 31,
	2010	Date	Period	Settlements	Level 3	2010
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$119,298	$14,425	$—	$225	$—	$133,948
Other assets	10,404	—	—	—	—	10,404
Total	$129,702	$14,425	$—	$225	$—	$144,352

For measurement purposes of the postretirement benefit obligation, a 5.75% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2011. The rate was assumed to decrease gradually to 4.75% for 2016 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2011, by $17.3 million and $(14.8) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2011 by $1.9 million and $(1.6) million, respectively.

The Company made contributions to the postretirement medical plan of $12.4 million in 2011 and expects to contribute $107.4 million between 2012 and 2021, inclusive. The Company received $1.8 million of subsidies in 2011 and expects to receive $2.3 million of subsidies in 2012 related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Effective January 1, 2013, the Company’s postretirement medical plan will no longer collect the Medicare Part D Subsidy.

72

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

At December 31, 2011, the assets of the Company’s pension include approximately $101.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $144.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2010, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $124.2 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $9.2 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2011, future benefit payments for the pension plan are expected as follows (in millions):

2012	$44.8
2013	45.4
2014	45.9
2015	46.6
2016	47.5
Five years thereafter	250.0

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2012	$12.0
2013	11.2
2014	11.2
2015	11.1
2016	11.0
Five years thereafter	50.8

The Company does not anticipate a required contribution to the pension plan during 2012. The Company expects to contribute approximately $12.0 million during 2012 to its postretirement medical plan.

73

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. Total Company contributions to the defined contribution plan were $3.6 million, $1.7 million, and $1.8 million for 2011, 2010 and 2009, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2011 were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$8,467	$498
Ordinary renewal	79,086	53,564
Accident and health renewal	628	424
Assumed investment type contracts	745	745
Total	$88,926	$55,231

74

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2011

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$126,216	$132,508	$126,216
States, municipalities and political subdivisions	498,599	530,323	498,599
Foreign governments	41,918	45,375	41,918
All other corporate bonds	2,689,078	3,018,883	2,689,078
Preferred stocks	117	120	117
Total fixed maturities	3,355,928	3,727,209	3,355,928

Equity securities
Common stocks:
Industrial, miscellaneous and all other	727,636	968,676	968,676

Mortgage loans on real estate	37,631		37,631
Real estate	31,776		31,766
Policy loans	173,728		173,728
Other long-term investments	145,118		145,118
Cash, cash equivalents and short-term investments	281,699		281,699
Total investments	$4,753,516		$4,994,546

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

75

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2011
Individual life	$2,525,123	$—	$31,869	$244,963	$195,796	$224,913	$92,861
Individual health	218,463	2,378	3,746	28,261	15,287	17,528	16,793	$28,234
Group life and health	86,182	—	1,283	3,605	3,133	7,780	149	—
Annuity	10,454	—	10,727	3,540	645	163,850	1,120
Corporate and other	—	—	—	—	227,752	—	45,416
	$2,840,222	$2,378	$47,625	$280,369	$442,613	$414,071	$156,339

Year ended December 31, 2010
Individual life	$2,512,010	$—	$28,890	$249,087	$196,920	$230,179	$92,852
Individual health	220,824	2,577	3,768	30,327	15,484	5,767	17,026	$30,308
Group life and health	84,040	—	555	4,854	1,858	8,144	122	—
Annuity	10,999	—	14,413	1,987	690	126,870	752
Corporate and other	—	—	—	—	86,252	—	42,933
	$2,827,873	$2,577	$47,626	$286,255	$301,204	$370,960	$153,685

Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

76

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2011
Life insurance in force	$16,480,336	$2,247,848	$477,216	$14,709,704	3%
Premiums:
Individual life	$245,282	$1,501	$1,182	$244,963	0%
Individual health	32,408	4,147	—	28,261	—
Group life and health	3,605	—	—	3,605	—
Annuity	248	—	3,292	3,540	93%
	$281,543	$5,648	$4,474	$280,369	2%

Year ended December 31, 2010
Life insurance in force	$16,870,507	$2,383,505	$441,468	$14,928,470	3%
Premiums:
Individual life	$249,741	$1,589	$934	$249,086	0%
Individual health	34,622	4,295	—	30,327	—
Group life and health	4,855	—	—	4,855	—
Annuity	83	—	1,904	1,987	96%
	$289,301	$5,884	$2,838	$286,255	1%

Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

77

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2011

Statements of Operations for the Year Ended December 31, 2011

Statements of Changes in Net Assets for the Years Ended December 31, 2011 and 2010

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2011 and 2010

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2011 and 2010

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.               Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.               Not Applicable.

3.

a.         Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.        Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.   Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.         Form of owner driven variable annuity contract, filed herewith.

b.        Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

c.         Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider, filed herewith.

d.        Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider, filed herewith.

e.         Form of traditional and SEP IRA Endorsement.  Incorporated by reference to Exhibit 99.4(E) to

1

Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.               Form of Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

6.

a.               Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.              By-Laws of Integrity.   Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.               Not applicable.

8.

a.               Participation Agreement among Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.   Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

b.              Daily Valuation Agency Agreement between Integrity and The Vanguard Group, Inc.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

c.               Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

d.              Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

e.               Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

f.                 ETF xChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

g.              Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed December 28, 2011.

14.         Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

Item 25.       Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director

2

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark E. Caner(1)	Senior Vice President
Daniel J. Downing(2)	Senior Vice President
Scott W. Edblom(1)	Vice President
Terrie A. Wiedenheft(1)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Lori A. Rochford	Assistant Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Marvin J. Cox, Jr.(1)	Manager, New Business
Michael W. Collier	Manager, Financial Services
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

Item 26.                     Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate ownership entities
Axis Perimeter Center GP,	Ohio	LLC	100% owned by Eagle Realty Investments,	real estate ownership

3

Affiliate	State	Entity	Ownership	Type of Business
LLC			Inc.	entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	real estate ownership entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	Indiana	LLC	100% owned by WSLIC	owns/operates real estate
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and registered investment advisor
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate ownership entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	Limited Partnership	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by CLIC	insurance agency
Columbus Life Insurance Company (CLIC)	Ohio	Corporation	100% owned by WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate

4

Affiliate	State	Entity	Ownership	Type of Business
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	Limited Partnership	general partner is FWPEI VII GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	Limited Partnership	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galleria Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities

5

Affiliate	State	Entity	Ownership	Type of Business
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate ownership entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entities
GS Yorktown Apartments, LP	Delaware	Limited Partnership	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
IFS Agency Services, Inc.	Delaware	Corporation	100% owned by IFS Financial Services, Inc.	insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products for distribution
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
IR Mall Associates, Ltd.	Florida	Limited Partnership	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	Limited Partnership	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC		ownership of real estate
LLIA, Inc.	Indiana	Corporation	100% owned by LLIC	insurance agency
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate ownership entities
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC
NEO Capital Fund, LP	Delaware	Limited Partnership	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate ownership entities

6

Affiliate	State	Entity	Ownership	Type of Business
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	owns/operates real estate
NP Cranberry Hotel Investor, LLC	Ohio	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	Limited Partnership	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	ownership of real estate
OTR Transitional Housing, L.P.	Ohio	Limited Partnership	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate ownership entities
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Queen City Square Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate ownership entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities

7

Affiliate	State	Entity	Ownership	Type of Business
Seasons Health Care Limited Partnership	Ohio	Limited Partnership	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	Limited Partnership	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate ownership entities
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Sedona Apts Investors L.P.	Texas	Limited Partnership	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Seventh and Culvert Garage, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Siena Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 29% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
SPX Holding LLC	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
The Lafayette Life Insurance Company (LLIC)	Ohio	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment

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Affiliate	State	Entity	Ownership	Type of Business
adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	insurance agency
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate

9

Affiliate	State	Entity	Ownership	Type of Business
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by a trust for Separate Account A	real estate ownership entities
Wright Executive Hotel Limited Partners	Ohio	Limited Partnership	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	ownership of real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	ownership of real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate ownership entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities

Item 27.     Number of Contract Owners

As of March 7, 2012, 339 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

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Item 28.     Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)       The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)     To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)     Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)       (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding

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shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)      Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)     Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)       The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)      The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)       Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark(1)	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling(1)	Director

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Officers:

Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Joseph G. Melcher	Chief Compliance Officer
James J. Vance(1)	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)               Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

13

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 20th day of April, 2012.

SEPARATE ACCOUNT I OF

INTEGRITY LIFE INSURANCE COMPANY

(Registrant)

By:  Integrity Life Insurance Company

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of April, 2012.

INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 20, 2012

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 20, 2012

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 20, 2012

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 20, 2012	April 20, 2012

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 20, 2012	April 20, 2012

/s/ Jill T. McGruder
Jill T. McGruder
April 20, 2012

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of April, 2012.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 20, 2012

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 20, 2012

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 20, 2012

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 20, 2012	Eugene P. Ruehlmann
April 20, 2012

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 20, 2012	April 20, 2012

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 20, 2012	April 20, 2012

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 20, 2012